November 2, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

 RE: Midland National Life Separate Account C

         File Number 333-176870 – LiveWell Variable Annuity

Commissioners:

On behalf of Midland National Life Insurance Company (“Midland National”), we are filing electronically herewith Post-Effective Amendment No. 16 to the above-referenced registration statement under the Securities Act of 1933 (the “1933 Act”), which also constitutes Amendment No. 140 to the registration statement under the Investment Company Act of 1940 (“Amendment”).

The purpose of this Amendment is to give effect to changes that will enable consumers to purchase the LiveWell variable annuity (“Contract”) with an accumulation value death benefit at a lower mortality and expense risk charge than is currently available.  Consumers also will be able to purchase the Contract with a return of premium death benefit or an enhanced death benefit for an additional charge.

Midland National intends to file responses to Commission staff comments on the Amendment, along with financial statements and certain exhibits, in a subsequent post-effective amendment to this registration statement pursuant to Rule 485(b) under the 1933 Act.

Request for Expedited Review

We respectfully request selective review of the Amendment pursuant to Securities Act Release No. 6510 (Feb. 15, 1984).

In support of this request, we note that the prospectus contained in the Amendment is substantially similar to the prospectus contained in the currently effective registration statement, except that the Amendment reflects edits relating to the revised death benefit arrangement described above and certain other non-material edits that would otherwise be filed pursuant to Rule 485(b).

Acceleration of Effectiveness of the Registration Statement

On behalf of Midland National and its principal underwriter Sammons Financial Network, LLC., and at the appropriate time, we will orally request that the effectiveness of the Amendment be accelerated to December 18, 2020, pursuant to Rule 461 under the 1933 Act.  In this connection, Midland National and Sammons Financial Network, LLC., have authorized me to represent on their behalf that they are aware of their obligations under the 1933 Act.

If you have any comments or questions about this filing, please contact the undersigned or Richard T. Choi of Carlton Fields, P.A. at 202-965-8127 or RChoi@carltonfields.com.

Sincerely,

/s/ Jason L Bradshaw

Jason L. Bradshaw

Senior Compliance Consultant

cc:        Richard T. Choi

            Carlton Fields, P.A.

As filed with the Securities and Exchange Commission on November 2, 2020
Registration Nos. 333-176870
811-07772

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	o
Pre-Effective Amendment No.	o
Post-Effective Amendment No. 16	x
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	o
ACT OF 1940
Amendment No. 140	x

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
(Exact Name of Registrant)

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

One Sammons Plaza, Sioux Falls, SD 57193
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code:
(605) 335-5700

Name and Address of Agent for Service:	Copy to:

Brian Hansen	Richard T. Choi, Esq.
Senior Vice President, General Counsel & Secretary	Carlton Fields, P.A.
Midland National Life Insurance Company	1025 Thomas Jefferson Street, NW Suite 400 West
Sammons Financial Group	Washington, DC 20007-5208
4350 Westown Parkway
West Des Moines, IA 50266

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:
o	Immediately upon filing pursuant to paragraph (b) of Rule 485
o	On	pursuant to paragraph (b) of Rule 485
x	60 days after filing pursuant to paragraph (a) of Rule 485
o	On	pursuant to paragraph (a) of Rule 485

Title of securities being registered:
LiveWell Variable Annuity
Individual Flexible Premium Variable Annuity Contracts.

LiveWell Variable Annuity Prospectus

December XX, 2020

An Individual Flexible Premium Deferred Variable Annuity

issued by: Midland National Life Insurance Company

through the Midland National Life Separate Account C

This prospectus describes what you should know before purchasing the LiveWell Variable Annuity Contract.  Please read this prospectus carefully and keep it for future reference.

The LiveWell Variable Annuity (the “Contract”) is designed to aid in long-term financial planning and provides for accumulation of capital on a tax-deferred basis for retirement or other savings needs.  The minimum initial premium for a Contract is $10,000.

The investment options available under your Contract are listed on the following pages.  No one insures or guarantees any of these investments.  Separate prospectuses describe the investment objectives, policies and risks of each investment option.

Replacing an existing annuity with the Contract may not be of financial benefit to you.  Your existing annuity may be subject to fees or penalties on surrender.  Compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

We pay compensation to broker/dealers whose registered representatives sell the Contract.  See “Distribution of the Contracts” for additional information about the compensation we pay.

A Statement of Additional Information (“SAI”) about the Contract and the Midland National Life Separate Account C, dated December XX, 2020 has been filed with the Securities and Exchange Commission (“SEC”).  The SAI is available free of charge by accessing the SEC’s Internet website (www.sec.gov) or upon request, free of charge, by writing to us at our Customer Service Center, Midland National Life Insurance Company, P.O. Box 758547, Topeka, Kansas 66675-8547 or by calling our Customer Service Center toll-free (866) 747-3421.  The table of contents of the SAI is included at the end of this prospectus and is incorporated herein by reference.  The SEC maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

You may allocate your premiums to the Separate Account investment options (see Definitions) that invest in a specified mutual fund (“portfolio”).  The investment options invest in the following series funds or trusts:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Delaware VIP® Trust	Legg Mason Partners Variable Income Trust
The Alger Portfolios	DWS Variable Insurance Portfolios	Lord Abbett Series Fund, Inc.
AB Variable Products Series Fund, Inc.	Federated Hermes Insurance Series	MFS Variable Insurance Trust
ALPS Variable Investment Trust	Fidelity® Variable Insurance Products	MFS Variable Insurance Trust II
American Century Variable Portfolios, Inc.	Franklin Templeton Variable Insurance Products Trust	MFS Variable Insurance Trust III
American Funds Insurance Series®	Guggenheim Variable Insurance Funds	Northern Lights Variable Trust
BlackRock Variable Series Funds, Inc.	Ivy Variable Insurance Portfolios	PIMCO Variable Insurance Trust
Calvert Variable Products, Inc.	Janus Aspen Series	Pioneer Variable Contracts Trust
Calvert Variable Series, Inc.	John Hancock Variable Insurance Trust	Royce Capital Fund
Columbia Funds Variable Insurance Trust	Lazard Retirement Series, Inc.	T. Rowe Price
Columbia Funds Variable Series Trust II	Legg Mason Partners Variable Equity Trust	VanEck VIP Trust

Your accumulation value in the investment options will increase or decrease based on investment performance of the mutual fund portfolios.  You bear this risk.  No one insures or guarantees any of these investments.  Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolios available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by contacting our Customer Service Center at (866) 747-3421.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by contacting the Customer Service Center at the toll-free number referenced immediately above. Your election to receive reports in paper will apply to all portfolios available under your Contract.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE CONTRACT DESCRIBED IN THIS PROSPECTUS IS NOT A BANK DEPOSIT, NOT AN OBLIGATION OF A BANK, AND IS NOT GUARANTEED BY A BANK.  THIS CONTRACT IS NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THE CONTRACT INVOLVES INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

The Separate Account investment options (the “subaccounts”) currently available under your Contract are:

1. AB VPS Dynamic Asset Allocation Portfolio B	40. Columbia Variable Portfolio - Select Large-Cap Value Fund Class 2
2. AB VPS Small/Mid Cap Value Portfolio B	41. Columbia Variable Portfolio - Seligman Global Tech Fund Class 2
3. Alger Capital Appreciation Portfolio Class S	42. Columbia Variable Portfolio - Strategic Income Fund Class 2
4. ALPS | Alerian Energy Infrastructure Portfolio Class III	43. Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2
5. ALPS | Red Rocks Global Opportunity Portfolio – Class III	44. DWS Alternative Asset Allocation VIP-B
6. American Century VP Balanced Fund II	45. DWS Equity 500 Index VIP-B
7. American Century VP Disciplined Core Value Fund II	46. DWS Small Cap Index VIP-B
8. American Century VP Inflation Protection Fund II	47. DWS Small Mid Cap Value VIP-B
9. American Century VP Mid Cap Value Fund II	48. Eaton Vance VT Floating-Rate Income Fund
10. American Century VP Ultra Fund II	49. Federated Hermes High Income Bond II Service
11. American Century VP Value Fund II	50. Federated Hermes Kaufmann Fund II Service
12. American Funds IS Asset Allocation Fund Class 4	51. Federated Hermes Managed Volatility II Service
13. American Funds IS Blue Chip Income and Growth Fund Class 4	52. Fidelity® VIP Contrafund® Portfolio Service Class 2
14. American Funds IS Capital Income Builder® Class 4	53. Fidelity® VIP Emerging Markets Portfolio Service Class 2
15. American Funds IS Global Growth and Income Fund Class 4	54. Fidelity® VIP FundsManager 50% Portfolio Service Class 2
16. American Funds IS Global Growth Fund Class 4	55. Fidelity® VIP FundsManager 70% Portfolio Service Class 2
17. American Funds IS Global Small Capitalization Fund Class 4	56. Fidelity® VIP FundsManager 85% Portfolio Service Class 2
18. American Funds IS Growth Fund Class 4	57. Fidelity® VIP Growth Opportunities Portfolio Service Class 2
19. American Funds IS Growth-Income Fund Class 4	58. Fidelity® VIP High Income Portfolio Service Class 2
20. American Funds IS International Fund Class 4	59. Fidelity® VIP International Capital Appreciation Portfolio Service Class 2
21. American Funds IS International Growth and Income Fund Class 4	60. Fidelity® VIP Mid Cap Portfolio Service Class 2
22. American Funds IS New World Fund® Class 4	61. Fidelity® VIP Real Estate Portfolio Service Class 2
23. American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	62. Fidelity® VIP Strategic Income Portfolio Service Class 2
24. American Funds IS Ultra-Short Bond Fund Class 4	63. Franklin Income VIP Fund Class 2
25. BlackRock Basic Value V.I. Fund Class III	64. Franklin Mutual Global Discovery VIP Fund Class 2
26. BlackRock Equity Dividend V.I. Fund Class III	65. Franklin Mutual Shares VIP Fund Class 2
27. BlackRock Global Allocation V.I. Fund Class III	66. Franklin Rising Dividends VIP Fund Class 2
28. BlackRock 60/40 Target Allocation ETF V.I. Fund	67. Guggenheim VIF Global Managed Futures Strategy Fund
29. BlackRock Large Cap Focus Growth V.I. Fund Class III	68. Guggenheim VIF Long Short Equity Fund
30. Calvert VP SRI Balanced Portfolio	69. Guggenheim VIF Multi-Hedge Strategies Fund
31. Calvert VP SRI Mid Cap Portfolio	70. Guggenheim VIF Small Cap Value Fund Series Q
32. ClearBridge Variable Dividend Strategy Portfolio Class II	71. Invesco Oppenheimer Discovery Mid Cap Growth/VA Service Class
33. ClearBridge Variable Large Cap Growth II	72. Invesco Oppenheimer Global Fund/VA Service Class
34. ClearBridge Variable Mid Cap Portfolio Class II	73. Invesco Oppenheimer International Growth Fund/VA Service Class
35. ClearBridge Variable Small Cap Growth Portfolio Class II	74. Invesco Oppenheimer Main Street Fund/VA Service Class
36. Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	75. Invesco Oppenheimer Main Street Small Cap Fund/VA Service Class
37. Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	76. Invesco Oppenheimer Total Return Bond Fund/VA Service Class
38. Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	77. Ivy VIP Energy
39. Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	78. Ivy VIP Global Bond

Separate Account investment options continued on next page.

79. Ivy VIP Growth	108. MFS VIT II Technology Portfolio Service Class
80. Ivy VIP High Income	109. MFS VIT III Global Real Estate Service Class
81. Ivy VIP International Core Equity	110. MFS VIT New Discovery Series Service Class
82. Ivy VIP Mid Cap Growth	111. MFS VIT Utilities Series Service Class
83. Ivy VIP Natural Resources	112. PIMCO VIT All Asset Portfolio Advisor Class
84. Ivy VIP Science and Technology	113. PIMCO VIT CommodityRealReturn® Strategy Portfolio Advisor Class
85. Ivy VIP Small Cap Core	114. PIMCO VIT Dynamic Bond Portfolio Advisor Class
86. Ivy VIP Small Cap Growth	115. PIMCO VIT Emerging Markets Bond Portfolio Advisor Class
87. Janus Henderson Balanced Portfolio Service Shares	116. PIMCO Global Managed Asset Allocation Portfolio
88. Janus Henderson Enterprise Portfolio Service Shares	117. PIMCO VIT High Yield Portfolio Advisor Class
89. Janus Henderson Flexible Bond Portfolio Service Shares	118. PIMCO VIT Income Portfolio Advisor Class
90. Janus Henderson Global Research Portfolio Service Shares	119. PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class
91. Janus Henderson Global Technology and Innovation Portfolio Service Shares	120. PIMCO VIT Low Duration Portfolio Advisor Class
92. Janus Henderson Mid Cap Value Portfolio Service Shares	121. PIMCO VIT Real Return Portfolio Advisor Class
93. Janus Henderson Overseas Portfolio Service Shares	122. PIMCO VIT Short-Term Portfolio Advisor Class
94. John Hancock VIT Financial Industries Trust Series II	123. PIMCO VIT Total Return Portfolio Advisor Class
95. John Hancock VIT Select Bond Trust Series II	124. Pioneer Bond VCT Portfolio Class II
96. John Hancock VIT Strategic Income Opportunities Trust Series II	125. Pioneer Equity Income VCT Portfolio Class II
97. Lazard Retirement Global-Dynamic Multi Asset Portfolio Service Shares	126. Pioneer Strategic Income VCT Portfolio Class II
98. Lazard Retirement International Equity Portfolio Service Shares	127. Royce Capital Fund - Small-Cap Portfolio Service Class
99. Lord Abbett Series Fund Bond Debenture Portfolio VC	128. Rydex VIF S&P 500 Pure Growth Fund
100. Lord Abbett Series Fund Developing Growth Portfolio VC	129. T. Rowe Price Blue Chip Growth Portfolio-II
101. Lord Abbett Series Fund Fundamental Equity Portfolio VC	130. T. Rowe Price Health Sciences Portfolio-II
102. Lord Abbett Series Fund Short Duration Income Portfolio VC	131. Templeton Developing Markets VIP Fund Class 2
103. MFS VIT II Blended Research Core Equity Portfolio Service Class	132. Templeton Foreign VIP Fund Class 2
104. MFS VIT II Corporate Bond Portfolio Service Class	133. Templeton Global Bond VIP Fund Class 2
105. MFS VIT II Emerging Markets Equity Portfolio Service Class	134. VanEck VIP Global Hard Assets Fund S
106. MFS VIT II Global Tactical Allocation Portfolio Service Class	135. Western Asset Core Bond Plus VIT Portfolio Class II
107. MFS VIT II International Intrinsic Value Portfolio	136. Western Asset Variable Global High Yield Bond Portfolio Class II

\

These investment options are open to new premiums and investment transfers.  More information, including information regarding “closed” investment options, can be found in the appendices. “APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS” highlights each subaccount’s investment objectives and adviser.

If you have received a summary prospectus for any of the investment options available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information, shown on the front of the portfolio’s summary prospectus.

DEFINITIONS

SUMMARY

Features of LiveWell Variable Annuity

Your “Free Look” Right

Your Accumulation Value

Flexible Premium Payments

Investment Choices

Transfers

Frequent or Disruptive Transfers

Optional Value Endorsement

Surrenders and Partial Withdrawals

Administrative Procedures

Risk of Increases in Fees and Charges

Death Benefit

Fees and Expenses

Contract Owner Transaction Expenses

Periodic Charges Other Than Portfolio Expenses

Range of Annual Operating Expenses for the Portfolios1

Expense Examples

Financial Information

Charges and Fees

Sales Charges

Mortality and Expense Risk Charge

Asset Based Administration Charge

Quarterly Contract Maintenance Fee

Third-Party Registered Investment Adviser Fee

State Premium Taxes

Return of Premium Death Benefit Charge

Enhanced Death Benefit Charge

Optional Value Endorsement Fee Reduction

ADDITIONAL INFORMATION ABOUT LIVEWELL VARIABLE ANNUITY

Suitability of the Contract

Other Products

Inquiries and Correspondence

Electronic Account Information

State Variations

Our Separate Account C and Its Investment Options

Amounts in Our Separate Account

We Own the Assets of Our Separate Account

Our Right to Change How We Operate Our Separate Account

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Free Look

Tax-Free “Section 1035” Exchanges

Premium Payments

Allocation of Premium Payments

Changing Your Premium Allocation Percentages

Your Accumulation Value

Transfers of Accumulation Value

Transfer Limitations

Surrenders and Partial Withdrawals

Systematic Withdrawals

Dollar Cost Averaging

Portfolio Rebalancing

Death Benefit

Return of Premium Death Benefit

Enhanced Death Benefit

Optional Value Endorsement

Free Withdrawal Amount

CHARGES, FEES AND DEDUCTIONS

Mortality and Expense Risk Charge

Asset Based Administration Charge

Enhanced Death Benefit Charge

Quarterly Contract Maintenance Fee

Transfer Charge

Charges in the Portfolios

State Premium Taxes

Other Taxes

Optional Value Endorsement

Surrender Charges for the Optional Value Endorsement

FEDERAL TAX STATUS

Introduction

Annuity Contracts in General

Qualified and Non-Qualified Contracts

Minimum Distribution Rules and Eligible Rollover Distributions

Diversification and Distribution Requirements

Owner Control

Surrenders and Partial Withdrawals

Multiple Contracts

Withholding

Annuity Payments

Partial Annuitization

Investment Income Surtax

Definition of Spouse under Federal Law

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

Taxation of Death Benefit Proceeds

Transfers, Assignments or Exchange of Contracts

Possible Tax Law Changes

Federal Estate, Gift and Generation-Skipping Transfer Taxes

Annuity Purchases by Residents of Puerto Rico

Foreign Tax Credits

Maturity Date

Electing an Annuity Payment Option

Fixed Payment Options

Payment Options

ADDITIONAL INFORMATION

Midland National Life Insurance Company

Our Financial Condition

Portfolio Voting Rights

How We Determine Your Voting Shares

Voting Privileges of Participants in Other Companies

Our Reports to Owners

Contract Periods, Anniversaries

Dividends

Change of Address Notification

Modification to Your Contract

Your Beneficiary

Assigning Your Contract

When We Pay Proceeds from This Contract

Distribution of the Contracts

Regulation

Cybersecurity Risks

Catastrophic Events

Legal Proceedings

STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS

Investment Policies of the Portfolios

Availability of the Portfolios

APPENDIX B – ENHANCED DEATH BENEFIT EXAMPLES

APPENDIX C – STATE VARIATIONS

APPENDIX D – CONDENSED FINANCIAL INFORMATION

DEFINITIONS

For your convenience, below is a glossary of the special terms we use in this prospectus.  These terms are generally in bold face type throughout this document.

Accumulation Unit means the units credited to each investment option in the Separate Account before the maturity date.

Accumulation value means the sum of the amounts you have in the investment option(s) of our Separate Account under your in force Contract. This may also be referred to as account value.

Annuitant means the person whose life is used to determine the amount and duration of any annuity payments involving life contingencies. The annuitant may not be changed during the annuitant’s lifetime.

Annuitization means an election of an annuity payment option.

Annuitize means an election to receive regular income payments from your Contract under one of the annuity payment options.  An election to annuitize your Contract may be irrevocable.  If you elect to annuitize your Contract, you will no longer be able to exercise any liquidity (e.g., withdrawal or surrender) provision that may have previously been available.

Base Contract means the Contract without an Optional Value Endorsement (or any other elected benefits or optional endorsements) included.

Beneficiary means the person or persons to whom the Contract’s death benefit will be paid in the event of the death of the owner.

Business Day means any day the New York Stock Exchange is open for regular trading.  Our business day ends when the New York Stock Exchange closes for regular trading generally 3:00 p.m. Central Time.

Contract Anniversary means the same date in each Contract year as the issue date.

Contract Month means a month that starts on the same date as the issue date in each month.  For this purpose, if the issue date is not a calendar date in every month, then we look forward to the first day of the next calendar month.  For example, assume a Contract is issued on January 31st; subsequent Contract months will begin on the first day of each month (March 1, March 31, May 1, May 31, etc.).

Contract Quarter means a three-month period that starts on the same date as the issue date in each three-month period.  For this purpose, if the issue date is not a calendar date in every month, then we look forward to the first day of the next calendar month.  For example, assume a Contract is issued on January 31st; Contract quarters will begin on the first day of each quarter (May 1, July 31, and October 31).

Contract Year means a year that starts on the issue date or on each Contract anniversary thereafter.

Customer Service Center means where you must send correspondence, service or transaction requests, and inquiries to P.O. Box 758547 Topeka, Kansas, 66675-8547 or via fax (866) 511-7038. The toll free telephone number is (866) 747-3421. Please note: Premium payments must be sent to P.O. Box 758546, Topeka, Kansas, 66675-8546. The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001. This should only be used for mail delivered via a courier.

Death Benefit means the amount that we will pay to the beneficiary in the event of the death of the owner if the Contract is still in force.  The amount of the death benefit will be determined as of the business day that our Customer Service Center receives the required documentation in good order.

Gain means the difference, if any, between your accumulation value and the total premiums received less any reduction for partial withdrawals on a dollar for dollar basis.

Good Order means all of the information necessary to process a transaction, as we determine in our discretion.  Transaction requests will generally be processed on the business day they are received at the Customer Service Center as long as the request is in good order. For more detailed information see “Administrative Procedures” on page 10.

Gross Premium means (1) if you do not elect an Optional Value Endorsement, your premium payment(s) before any partial withdrawals; and (2) if you do elect an Optional Value Endorsement, this means your premium payments before any partial withdrawals and any surrender charges.

Investment Option means an option or division of our Separate Account which invests exclusively in one share class of one investment portfolio of a Trust or Fund.  Usage of the term subaccount(s) and Investment Division shall have the same meaning as Investment Option(s) throughout this prospectus.

Issue Age means the age of the owner on the last birthday before the issue date.

Issue Date means the date the Contract goes into effect and from which Contract anniversaries, Contract months, Contract quarters, and Contract years are determined.

Maturity Date means the date, specified in your Contract, on which income payments will begin.  The earliest possible maturity date is the 1st Contract anniversary at which time you may annuitize your full accumulation value.  The maximum maturity date is the Contract anniversary immediately following the annuitant’s 115th birthday.

Net Premium means (1) if you do not elect an Optional Value Endorsement, total premiums received less any reductions for partial withdrawals on a pro-rata basis; and (2) if you do elect an Optional Value Endorsement, this means total premiums received less any reductions for partial withdrawals and less applicable surrender charges on a pro-rata basis.

Owner means the person(s) or entity that is named in the application or on the latest change filed with us who is entitled to exercise all rights and privileges provided in the Contract.

Payee means the person who is entitled to receive annuity payments after annuitization.  On or after the maturity date, the owner will be the payee.  The beneficiary is the payee of the proceeds at the death of the Owner, if the date of death is prior to the maturity date.

Principal Office means Midland National Life Insurance Company’s principal place of business located at 4350 Westown Parkway, West Des Moines, IA  50266.  Please note: You must send all correspondence, service or transaction requests, inquiries, and premium payments to our Customer Service Center.

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to us.

Remaining Premium means if you elect the Optional Value Endorsement, the premium payments made less the partial withdrawals taken and less any surrender charges on a dollar for dollar basis.

Separate Account means the Midland National Life Separate Account C which receives and invests your premiums under the Contract.  Our Separate Account is divided into subaccounts.

Subaccount means an option or division of our Separate Account which invests exclusively in one share class of one investment portfolio of a Trust or Fund.  Usage of the term subaccount(s) and Investment Division shall have the same meaning as Investment Option(s) throughout this prospectus.

Surrender Value means (1) if you do not elect an Optional Value Endorsement, the Separate Account accumulation value on the date of surrender less the quarterly Contract maintenance fee and any state premium tax, if applicable; and (2) if you do elect an Optional Value Endorsement, this means the Separate Account accumulation value on the date of surrender less any applicable surrender charge,   quarterly Contract maintenance fee and any state premium tax, if applicable. This may also be referred to as cash surrender value.

Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m., Central Time) on one business day and ending at the close of regular trading on the New York Stock Exchange on the next business day.  Midland National reserves the right to revise the definition of valuation period as needed in accordance with applicable federal securities laws and regulations.

Written Notice means a notice or request submitted in a written form satisfactory to us, that is signed by the owner and received by us at our Customer Service Center in good order at P.O. Box 758547, Topeka, Kansas 66675-8547 or via fax (866) 511-7038. The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001.

SUMMARY

In this prospectus “we,” “our,” “us,” “Midland National,” and “Company” mean Midland National Life Insurance Company.  “you” and “your” mean the owner of the Contract.  We refer to the person who is covered by the Contract as the “annuitant,” because the annuitant and the owner might not be the same.

This summary provides only a brief overview of the more important features of the Contract. The detailed information appearing later in this prospectus further explains the following summary.  Please read this entire prospectus, your Contract and the SAI for more detailed information.  The prospectus discloses all material features and benefits of the Contract. Unless otherwise indicated, the description of the Contract in this prospectus assumes that the Contract is in force.

Features of LiveWell Variable Annuity

The LiveWell Variable Annuity, a flexible premium deferred variable annuity, described in this prospectus provides for accumulation of assets (the “accumulation value”) and payment of annuity payments.  The Contract is designed to aid individuals in long-term planning for retirement or other long-term purposes.

The Contract is available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (“Non-Qualified Contract”) and for retirement plans which do qualify for those tax advantages (“Qualified Contract”).  This Contract does not offer any additional tax benefits when purchased under a qualified plan.  See “Suitability of the Contract” on page 18 for more detailed information.

Replacing an existing annuity with the Contract may not be of financial benefit to you.  Your existing annuity may be subject to fees or penalties on surrender.  Compare the fees, charges, coverage provisions and limitations, if any, of your existing annuity with those of the Contract described in this prospectus before replacing an existing annuity.

This Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes.  You should not buy this Contract:

•         if you are looking for a short-term investment; or

•         if you cannot risk getting back less money than you put in.

Your “Free Look” Right

You can examine the Contract and return it to us for any reason within ten (10) days after you receive it for a refund of the accumulation value (which may be more or less than the premium payments you paid), or if greater and required by your state, the original amount of your premium payment.  Longer free look periods apply in some states and in certain situations.  See “Free Look” on page 22 for more details.

Your Accumulation Value

Your accumulation value depends on:

•         the amount and frequency of premium payments,

•         the selected subaccounts’ investment experience,

•         partial withdrawals, and

•         charges and deductions.

You bear the investment risk under the Contract.  There is no minimum guaranteed accumulation value and you could lose accumulation value invested in this Contract.

Flexible Premium Payments

You may pay premiums whenever you want, prior to annuitization, and in whatever amount you want, within certain limits and subject to our ability to refuse any premiums.  The minimum initial premium for a Contract is $10,000.  You may make additional payments of $1,000 or more at any time after the free-look period.  By current company practice, we will also accept additional payments via automatic bank draft in amounts of $100 or more per month.

Unless you receive approval from us, the maximum amount of premium you can pay into this Contract prior to the maturity date is $2,000,000.  Also, an initial or additional premium that would cause the contract value of all annuities that you maintain with Midland National to exceed $5,000,000 requires our prior approval.  This limit is calculated for each annuitant or owner and is based on all active annuity contracts.

Investment Choices

You allocate your accumulation value to the investment options of our Separate Account available under this Contract.  Currently, we do not limit the maximum number of investment options. However, we reserve the right to limit the maximum number of investment options invested in at any one time.

For a full description of the investment options, see the portfolios’ prospectuses or summary prospectuses, which accompany this prospectus.  See “APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS” on page 49 for more information.

Each investment option pays a different investment management or advisory fee and has different operating expenses.  More detail concerning each investment options’ fees and expenses is contained in the prospectus provided by the fund company.

We allocate your premiums and investment allocations to the investment options you choose.  The value of your Contract will fluctuate daily during the accumulation period depending on the investment options you have chosen; you bear the investment risk.

Transfers

We currently do not charge for transfers between investment options, but reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active dollar cost averaging (“DCA”) or automatic rebalancing programs. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law or pursuant to our agreements with the underlying portfolios.  We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner we deem appropriate for some, all, or specific owners.  See “Transfer Limitations” on page 24 for more information. Your ability to make transaction requests may be limited as to the time, frequency and dollar amount when using a third-party investment adviser.

Frequent or Disruptive Transfers

Frequent, large, programmed, or short-term transfers among the investment options can cause risks with adverse effects for other owners (and beneficiaries and portfolios).  These risks and harmful effects include:

•         dilution of the interests of long-term investors in an investment option if transfers into the option are made at unit values that are priced below the true value or transfers out of the investment option are made at unit values priced higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

•         an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and

•         increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment options of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Individuals or organizations that use market-timing strategies and make frequent transfers should not purchase the Contract.

Optional Value Endorsement

If you elect the Optional 5- , 6- or 7-Year Value Endorsement, then you will be subject to a 5- , 6- or 7-year declining surrender charge for each premium payment, but in exchange we will reduce the Separate Account annual expenses by -0.10%, 0.15% or -0.20%, respectively, which is a percentage of the average daily accumulation value. This reduces the total daily charge of the LiveWell Variable Annuity Contract when you elect the Optional Value Endorsement; see “Fees and Expenses” below.  Electing this endorsement will benefit owners who do not surrender the Contract or take partial withdrawals, in excess of the annual free withdrawal amount, during the surrender charge period.  The Optional Value Endorsement may only be elected at issue (i.e., when you first purchase the Contract). The maximum issue age for the Optional Value Endorsement is 85 (the owner’s age). For detailed information regarding this endorsement see “Optional Value Endorsement” on page 31.

Surrenders and Partial Withdrawals

You may generally withdraw all or part of your surrender value at any time, before annuity payments begin.  Withdrawals, also known as partial withdrawals, will reduce your net premium and accumulation value which will affect the death benefit on this Contract.  See “Surrenders and Partial Withdrawals” on page 26 for more information.  The amount you request (plus any surrender charge, if applicable) will be deducted from your accumulation value. We will also deduct a quarterly Contract maintenance fee, as applicable.  You may take a surrender in a lump sum or choose to elect an income through annuitization that will continue as long as you live or for some other period you elect.  See “Free Withdrawal Amount” on page 32 for more information.

If you elect the Optional Value Endorsement, then we will deduct  surrender charges for partial withdrawals or full surrenders (including annuitizations). Partial withdrawals will reduce your net premium, remaining premium and accumulation value as well as the death benefit on this Contract.  See “Surrenders and Partial Withdrawals” on page 26 for more information. We will impose applicable surrender charges on any surrender or partial withdrawal in excess of the free withdrawal amount available under the Optional Value Endorsement, (including surrenders to begin annuity payments).

If you do not elect the Optional Value Endorsement and have only the base contract, then we will not deduct surrender charges for partial withdrawals, full surrenders and annuitizations.

You may also elect a systematic withdrawal option.  See “Systematic Withdrawals” on page 27.

A partial withdrawal or surrender (including withdrawals to pay third-party investment advisers) may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 ½.  Under Non-Qualified Contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income.  See “FEDERAL TAX STATUS” on page 37, and “Electing an Annuity Payment Option” on page 41.  Surrenders from Contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means at our Customer Service Center, subject to our administrative procedures, which vary depending on the type of service requested and may require proper completion of certain forms, providing appropriate identifying information and/or other administrative requirements.  We will process your request at the accumulation unit value next determined after you have met all administrative requirements in good order.

Good order means that all of the information necessary to process a transaction is provided. This includes any required forms are accurately filled out and that we have all the signatures and other information we require, including written notice and proper notification, as we determine in our discretion. To the extent applicable, this information and documentation generally includes your completed application or service form, the Contract number, the transaction amount (in dollars or percentages as applicable), the full names of and allocations to and/or from the investment options affected by the requested transaction, the signatures of all owners, exactly as registered on the Contract, social security number or taxpayer I.D. and any other information or supporting documentation that we may require.  Please sign and date all of your requests. With respect to purchase requests, good order also generally includes receipt of sufficient funds by us to effect the purchase.  We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

For transactions submitted by telephone, facsimile or internet, the transaction must be completed in good order prior to the close of regular trading of the New York Stock Exchange, generally 3:00 p.m. Central Time.

Risk of Increases in Fees and Charges

Certain fees and charges assessed against the Contract are currently at levels below the guaranteed maximum levels. We may increase these fees and charges up to the guaranteed maximum levels for newly issued contracts. Fees and changes may not be changed after a contract has been issued. Note:  The fees and charges assessed under your Contract are set at the current levels in effect on the issue date and may not be changed for the life of your Contract.

Death Benefit

The LiveWell Variable Annuity Contract pays the elected death benefit when the owner dies before the maturity date, if the Contract is still in force.  The death benefit is equal to (a) the accumulation value, at the time we receive due proof of death, an election of how the death benefit is to be paid, and any other documents or forms required in good order (“Accumulation Value Death Benefit”); (b) if elected, the return of premium death benefit, which is the greater of the accumulation value death benefit and net premiums, at the time we receive due proof of death, an election of how the death benefit is to be paid, and any other information required (“Return of Premium Death Benefit”); or (c) if elected, the greatest of (1) the accumulation value death benefit, (2) the return of premium death benefit, and (3) the enhanced death benefit value described on page 30. Net premiums referenced in (b) above are reduced on a proportionate basis, not on a dollar for dollar basis, for partial withdrawals.  The reduction for the partial withdrawal will result in lower net premiums versus calculating on a dollar for dollar basis, if a partial withdrawal is taken when the net premiums before the withdrawal are greater than the accumulation value. The Enhanced Death Benefit may only be elected with the Return of Premium Death Benefit Contract. See “Enhanced Death Benefit” on page “30”.

If the owner dies on or after the maturity date, then any remaining guaranteed amounts, other than the amount payable to, or for the benefit of, the owner’s surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the owner’s death.  Other rules relating to distributions at death apply to Qualified Contracts.  State premium taxes may also be deducted from all death benefit proceeds. See “Death Benefit” on page 29 for more information.

Fees and Expenses

The following tables list the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses

The first set of tables list the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer accumulation value between investment options.  State premium taxes may also be deducted.

Base Contract Owner Transaction Expenses	Charge
Sales Load Imposed on Premiums	None
Surrender Charge (as a percentage of premiums withdrawn)	None
State Premium Tax[1]	0% to 3.5%
Transfer Charge[2]	$15

Contract Owner Transaction Expenses with Optional Value Endorsement	Charge
Sales Load Imposed on Premiums	None
Surrender Charge (as a percentage of premiums withdrawn)	8.0%[3]
State Premium Tax[1]	0% to 3.5%
Transfer Charge[2]	$15

1State premium tax is based on current resident state and varies by state.  If applicable in your state, it is generally payable upon full surrender, death, maturity or annuitization.

2 Currently the charge is $0, but we reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year.

3The maximum surrender charge will vary depending on the Optional Value Endorsement you may choose at the time of application. The 8% surrender charge applies if you elect the 7-year Optional Value Endorsement and a 7% initial surrender charge applies for the 5-year and 6-year Optional Value Endorsement.  If you do not elect an Optional Value Endorsement there is no surrender charge.

Periodic Charges Other Than Portfolio Expenses

The next tables list the fees and expenses that you may pay periodically during the time that you own the Contract, not including portfolio company fees and expenses.

The following table is for the Base Contract only.

Base Contract with Accumulation Value Death Benefit (without Optional Value Endorsement, Return of Premium Death Benefit & Enhanced Death Benefit)
	Guaranteed Maximum	Current Charge
Contract Maintenance Fee (Annual Rate)[1]	$60	$40

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.75%	0.75%
Asset Based Administration Charge[2]	0.75%	0.35%

Total Separate Account Annual Expenses for Base Contract	2.50%	1.10%

The following table is for a Contract with only the Return of Premium Death Benefit.

Contract with the Return of Premium Death Benefit (without the Optional Value Endorsement & Enhanced Death Benefit)
	Guaranteed Maximum	Current Charge
Contract Maintenance Fee (Annual Rate)[1]	$60	$40

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.75%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Total Separate Account Annual Expenses with the Return of Premium Death Benefit	2.50%	1.35%

The following table is for a Contract with the Enhanced Death Benefit.

Contract with Enhanced Death Benefit (without the Optional Value Endorsement)
	Guaranteed Maximum	Current Charge
Contract Maintenance Fee (Annual Rate)[1]	$60	$40

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.75%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Enhanced Death Benefit	0.75%	0.30%

Total Separate Account Annual Expenses with Enhanced Death Benefit	3.25%	1.65%

The following tables are for the Base Contract (Accumulation Value Death Benefit) with only the Optional Value Endorsement.

Base Contract with the Optional 5-Year Value Endorsement (without Return of Premium Death Benefit & Enhanced Death Benefit)
	Guaranteed Maximum	Current Charge
Contract Maintenance Fee (Annual Rate)[1]	$60	$40

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.75%	0.75%
Asset Based Administration Charge[2]	0.75%	0.35%

Optional Value Endorsement (Annual Expense Reduction)	0.00%	-0.10%

Total Separate Account Annual Expenses with Optional 5-Year Value Endorsement	2.50%	1.00%

Base Contract with Optional 6-Year Value Endorsement[3] (without Return of Premium Death Benefit & Enhanced Death Benefit)
	Guaranteed Maximum	Current Charge
Contract Maintenance Fee (Annual Rate)[1]	$60	$40

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.75%	0.75%
Asset Based Administration Charge[2]	0.75%	0.35%

Optional Value Endorsement (Annual Expense Reduction)[3]	0.00%	-0.15%

Total Separate Account Annual Expenses with Optional 6-Year Value Endorsement	2.50%	0.95%

Base Contract with Optional 7-Year Value Endorsement (without Return of Premium Death Benefit & Enhanced Death Benefit)
	Guaranteed Maximum	Current Charge
Contract Maintenance Fee (Annual Rate)[1]	$60	$40

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.75%	0.75%
Asset Based Administration Charge[2]	0.75%	0.35%

Optional Value Endorsement (Annual Expense Reduction)	0.00%	-0.20%

Total Separate Account Annual Expenses with Optional 7-Year Value Endorsement	2.50%	0.90%

The following tables are for Contracts with the Return of Premium Death Benefit and the Optional Value Endorsement.

Contract with the Return of Premium Death Benefit & the Optional 5-Year Value Endorsement (without Enhanced Death Benefit)
	Guaranteed Maximum	Current Charge
Contract Maintenance Fee (Annual Rate)[1]	$60	$40

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.75%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Optional Value Endorsement (Annual Expense Reduction)	0.00%	-0.10%

Total Separate Account Annual Expenses with the Return of Premium Death Benefit & with Optional 5-Year Value Endorsement	2.50%	1.25%

Contract with the Return of Premium Death Benefit & the Optional 6-Year Value Endorsement[3] (without Enhanced Death Benefit)
	Guaranteed Maximum	Current Charge
Contract Maintenance Fee (Annual Rate)[1]	$60	$40

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.75%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Optional Value Endorsement (Annual Expense Reduction)[3]	0.00%	-0.15%

Total Separate Account Annual Expenses with the Return of Premium Death Benefit & with Optional 6-Year Value Endorsement	2.50%	1.20%

Contract with the Return of Premium Death Benefit & the Optional 7-Year Value Endorsement (without Enhanced Death Benefit)
	Guaranteed Maximum	Current Charge
Contract Maintenance Fee (Annual Rate)[1]	$60	$40

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.75%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Optional Value Endorsement (Annual Expense Reduction)	0.00%	-0.20%

Total Separate Account Annual Expenses with the Return of Premium Death Benefit & with Optional 7-Year Value Endorsement	2.50%	1.15%

The following are tables for Contracts with the Optional Value Endorsement, the Return of Premium Death Benefit and the Enhanced Death Benefit.

Contract with Optional 5-Year Value Endorsement, the Return of Premium Death Benefit & Enhanced Death Benefit
	Guaranteed Maximum	Current Charge
Contract Maintenance Fee (Annual Rate)[1]	$60	$40

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.75%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Optional Value Endorsement (Annual Expense Reduction)	0.00%	-0.10%
Enhanced Death Benefit	0.75%	0.30%

Total Separate Account Annual Expenses with Optional 5-Year Value Endorsement, with the Return of Premium Death Benefit & with Enhanced Death Benefit	3.25%	1.55%

Contract with Optional 6-Year Value Endorsement[3], the Return of Premium Death Benefit & Enhanced Death Benefit[3]
	Guaranteed Maximum	Current Charge
Contract Maintenance Fee (Annual Rate)[1]	$60	$40

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.75%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Optional Value Endorsement (Annual Expense Reduction)[3]	0.00%	-0.15%
Enhanced Death Benefit	0.75%	0.30%

Total Separate Account Annual Expenses with Optional 6-Year Value Endorsement, with the Return of Premium Death Benefit & with Enhanced Death Benefit	3.25%	1.50%

Contract with Optional 7-Year Value Endorsement, the Return of Premium Death Benefit & Enhanced Death Benefit
	Guaranteed Maximum	Current Charge
Contract Maintenance Fee (Annual Rate)[1]	$60	$40

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.75%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Optional Value Endorsement (Annual Expense Reduction)	0.00%	-0.20%
Enhanced Death Benefit	0.75%	0.30%

Total Separate Account Annual Expenses with Optional 7-Year Value Endorsement, with the Return of Premium Death Benefit & with Enhanced Death Benefit	3.25%	1.45%

Note: Once we issue your Contract, current rates for periodic charges (including the Optional Value Endorsement Annual Expense Reduction) are guaranteed for the life of the Contract.

1Currently the annual amount is $40 and may not exceed $60 annually. The quarterly fee is collected on each Contract quarter anniversary, on or before the maturity date, and on full surrender. We reserve the right to change this fee, however, it will not exceed $60 annually.  If your accumulation value or net premium is greater than $50,000 on the Contract quarter anniversary or full surrender, no Contract maintenance fee is charged.

The quarterly Contract maintenance fee is reflected in the examples below by a method intended to show the annual impact of the quarterly Contract maintenance fee that is currently assessed for Contracts with an accumulation value of less than $50,000. In the examples, the quarterly Contract maintenance fee is approximated for an “average” Contract with an initial premium of $100,000 as an annual asset charge of 0.06% (based on the maximum $60 annualized charge) or 0.04% (based on the current $40 annualized charge).

2This charge is a percentage of the accumulation value in each investment option.  This annual charge is deducted daily.

3The expense reduction for the 6-Year Value Endorsement is -0.20% for Contracts purchased before May 1, 2017.

For information concerning compensation paid for the sale of Contracts, see “Distribution of the Contracts” on page 45.

Range of Annual Operating Expenses for the Portfolios1

The next item shows the lowest and highest total operating expenses charged by the portfolios that you may pay periodically during the time you own the Contract, based on the expenses for the portfolios for the year ended December 31, 2019 (expenses that are deducted from portfolios assets, including management fees, distribution, and/or service (12b-1) fees and other expenses).  Expenses may be higher or lower in the future.  More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolios.

Total Annual Portfolio Operating Expenses	Lowest	Highest
Range of total annual operating expenses before waivers and expense reimbursements	0.70%	2.21%
Range of total annual operating expenses after waivers and expense reimbursements	0.64%	2.02%

1The portfolio expenses used to prepare this table were provided to us by the fund company(ies). We have not independently verified such information of unaffiliated investment options. The expenses are those incurred as of the fiscal year ending December 31, 2019. Current or future expenses may be higher or lower than those shown.

Expense Examples

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include owner transaction expenses, quarterly Contract maintenance fee based on the annualized fee, Separate Account annual expenses, and portfolio operating expenses (for the year ended December 31, 2019).

The examples assume that you invest $10,000 in the Contract for the time periods indicated.  The Examples also assume that your investment has a 5% return each year.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 1: This example assumes that the highest charges that can be imposed once the contract is issued (i.e., 1.55% separate account annual expenses and $10 quarterly contract maintenance fee based on the annualized fee) highest level of portfolio expenses (without waivers of fees or expenses), with the  Optional 5-Year Value Endorsement and the Enhanced Death Benefit.

(1)    If you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,048	$1,714	$2,395	$4,339

(2)    If you do NOT surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$418	$1,264	$2,125	$4,339

Example 2: The highest charges that can be imposed once the contract is issued (i.e., 1.65% separate account annual expenses and $10 quarterly contract maintenance fee based on the annualized fee), the Enhanced Death Benefit and the highest level of portfolio expenses (without waiver of fees or expenses), without the Optional Value Endorsement.

(1) If you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$428	$1,293	$2,170	$4,421

(2) If you do NOT surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$428	$1,293	$2,170	$4,421

Example 3: Current charge levels (i.e., 1.45% separate account annual expenses and $10 quarterly contract maintenance fee based on the annualized fee) lowest level of portfolio expenses (without waivers of fees or expenses), with the Optional 7-Year Value Endorsement and Enhanced Death Benefit.

(1)    If you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$979	$1,334	$1,716	$2,886

(2)    If you do NOT surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$259	$794	$1,356	$2,886

Example 4: Current charge levels (i.e., 1.35% separate account annual expenses and $10 quarterly contract maintenance fee based on the annualized fee) lowest level of portfolio expenses (without waivers of fees or expenses), without the Optional Value Endorsement and Enhanced Death Benefit.

(1)    If you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$249	$764	$1,306	$2,787

(2)    If you do NOT surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$249	$764	$1,306	$2,787

The examples do not reflect state premium taxes (which may range up to 3.5%, depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses.  Actual expenses may be greater or lower than those shown.  The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.

Financial Information

Our financial statements and financial statements for the Separate Account are in the SAI.  You may obtain a free copy of the SAI by checking the appropriate box on the application form, calling us toll-free at (866) 747-3421, faxing us at (866) 511-7038, or writing us at our Customer Service Center, Midland National Life Insurance Company,  P.O. Box 758547, Topeka, Kansas 66675-8547.

Condensed Financial Information for the investment options is in “APPENDIX C – CONDENSED FINANCIAL INFORMATION” on page 67 to this prospectus.

Charges and Fees

Sales Charges

Sales charges are not deducted from premium payments, and there are no surrender charges unless you elect the Optional Value Endorsement.  If you elect the Optional Value Endorsement, then a surrender charge of up to 8% will be assessed against those premium payments subject to a surrender charge when they are withdrawn, including surrenders and partial withdrawals to effect an annuity and systematic withdrawals. The amount of any applicable surrender charge depends on the Optional Value Endorsement you choose, and the number of Contract years between the premium payment and the withdrawal.  See “Surrender Charges for the Optional Value Endorsement” on page 34.

Mortality and Expense Risk Charge

We deduct a 0.75% charge, for the base Contract with an accumulation value death benefit, or 1.00%, for Contracts with other death benefit options. The death benefit options can only be elected the time of application. This per annum charge is against all accumulation values held in the Separate Account for assuming the mortality and expense risks and other risks under the Contract.  We reserve the right to increase this charge; however, it will not exceed 1.75% per annum. For contracts issued prior to XX/XX/XXXX, we deduct a 1.00% per annum charge. (See “Mortality and Expense Risk Charge” on page 32.)

Asset Based Administration Charge

We currently deduct an asset based administration charge of 0.35% per annum against all accumulation values held in the Separate Account.  We reserve the right to increase this charge; however, it will not exceed 0.75% per annum.  (See “CHARGES, FEES AND DEDUCTIONS” on page 32.)

Quarterly Contract Maintenance Fee

In addition, we currently deduct a quarterly Contract maintenance fee of $10 from each Contract.  This fee is collected on each Contract quarter anniversary, on or before the maturity date, and on full surrender.  We reserve the right to increase this charge; however, it will not exceed $60 per Contract year or $15 per Contract quarter.  If your accumulation value or net premium is greater than $50,000 on the Contract quarter anniversary date or at the time of a full surrender, no quarterly Contract maintenance fee is charged.  If your accumulation value ever becomes insufficient to pay this charge, then your Contract will terminate without value. (See “CHARGES, FEES AND DEDUCTIONS” on page 32.)

Third-Party Registered Investment Adviser Fee

You may elect to have a third-party registered investment adviser, in connection with allocations among the investment options. Midland National does not endorse any advisers, nor do we provide investment advice. You can request that we take withdrawals from your Contract to pay the advisory fees provided we have received documentation from you and your adviser.  Any such withdrawal may be taxable, and prior to age 59 ½ may be subject to a 10% penalty tax.  You should consult a tax adviser.  Your ability to make transaction requests may be limited as to the time, frequency and dollar amount when using a third-party investment adviser. The IRS has held in private letter rulings that the payment of investment advisor fees from a non-qualified annuity contract or a tax-qualified contract need not be considered a distribution for income tax purposes if certain requirements are met. You should consult a tax adviser.

State Premium Taxes

We reserve the right to deduct the amount of any state premium taxes levied by a state or any government entity from your surrender value at surrender and from your accumulation value at death, maturity or annuitization.  (See “State Premium Taxes” on page 33).

Return of Premium Death Benefit Charge

This will increase the Contracts base mortality and expense charge to 1.00% per annum charge against all accumulation values held in the Separate Account. Once we issue your Contract, the charge is guaranteed for the life of the Contract. See “CHARGES, FEES AND DEDUCTIONS” on page 32.

Enhanced Death Benefit Charge

We deduct a 0.30% per annum charge against all accumulation values held in the Separate Account. Once we issue your Contract, the charge is guaranteed for the life of the Contract. See “CHARGES, FEES AND DEDUCTIONS” on page 32.

Optional Value Endorsement Fee Reduction

When you elect the Optional 5-, 6- or 7-Year Value Endorsement, you will be subject to a 5-, or 7-year declining surrender charge, but in exchange we will reduce your LiveWell Variable Annuity Separate Account annual expenses by 0.10% (from 1.35% to 1.25%), 0.15% (from 1.35% to 1.20%) or 0.20% (from 1.35% to 1.15%), respectively. See “CHARGES, FEES AND DEDUCTIONS” on page 32.  This reduction will lower the total fees deducted from your Separate Account accumulation value. For more detailed information see “Optional Value Endorsement” on page 31.

We reserve the right to lower the amount of this fee reduction, but in no event will the amount of the fee reduction be less than 0.00%. The amount of the fee reduction is set at the time the endorsement is elected—i.e., at Contract issue, and will remain in effect until the Contract is terminated. We will not change the amount of the fee reduction for in force Contracts.

ADDITIONAL INFORMATION ABOUT LIVEWELL VARIABLE ANNUITY

Suitability of the Contract

Because of the fees and expenses and possible loss of principal, the Contracts are not appropriate for short-term investment (especially if you elect an Optional Value Endorsement due to the surrender charge schedule).  In addition, Non-Qualified Contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as 401(k) plans.  The tax-deferred feature of the Contract is most favorable to those in high tax brackets.  The tax-deferred feature is not necessary for a tax-qualified plan.  In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments make the Contract appropriate for their purposes.  Before purchasing a Contract for use in a qualified plan, you should obtain competent tax advice both as to the tax treatment of the Contract and the suitability of the investment for your particular situation.

This Contract is not designed for resale or speculation, arbitrage, viatical settlements or any type of collective investment scheme.  This Contract may not be traded on any stock exchange or secondary market.  By purchasing this Contract, you represent and warrant that you are not purchasing or intending to use this Contract, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

Other Products

We may offer other variable annuity contracts through our Separate Account that also invest in some of the same portfolios.  These annuity contracts may have different charges and may offer different benefits.  We encourage you to carefully consider the costs and benefits of the Contract to ensure that it is consistent with your personal investment goals and needs.  To obtain more information about these annuity contracts, contact your registered representative, or call us at (866) 747-3421.

Inquiries and Correspondence

If you have any questions about your Contract or need to make changes, then contact the registered representative who sold you the Contract, or contact us at our Customer Service Center:

P.O. Box 758547

Topeka, Kansas 66675-8547

Phone : (866) 747-3421 (toll-free)

Fax : (866) 511-7038 (toll-free)

You currently may send correspondence and transaction requests to us at the above Customer Service Center address or by facsimile or telephone at the numbers listed above. Our service representatives are available between the hours of 7:30 a.m. and 5:00 p.m. Monday through Friday  (Central Standard Time), excluding holidays and any day the New York Stock Exchange is not open.  Any requests for partial withdrawals, transfers, and surrenders sent to another number or address may not be considered received at our Customer Service Center and will not receive that day’s price.  The procedures we follow for facsimile requests include a written confirmation sent directly to you following any transaction request.  We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine.  We may revoke facsimile, internet and telephone transaction privileges at any time for some or all owners.  The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001.

The procedures we follow for transactions initiated by telephone may include requirements that callers identify themselves and the owner by name, social security number, date of birth of the annuitant or an owner, or other identifying information.  We disclaim any liability for losses resulting from unauthorized or allegedly unauthorized facsimile, internet or telephone requests that we believe to be genuine.  We may record all telephone requests.  There are risks associated with requests made by facsimile (possible falsification of faxed documents by others), internet or telephone (possible falsification of owner identity) when the original signed request is not sent to our Customer Service Center.  You bear those risks.

Facsimile, internet, and telephone correspondence and transaction requests may not always be available.  Facsimile, internet, and telephone systems can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may prevent or delay our receipt of your request.  If you are experiencing problems, you should mail your correspondence and transaction request to our Customer Service Center.

Electronic Account Information

You may elect to receive prospectuses, transaction confirmations, reports and other communications in electronic format, instead of receiving paper copies of these documents. The electronic delivery service is subject to various terms and conditions, including a requirement that you promptly notify us of any change in your e-mail address, in order to avoid any disruption of deliveries to you. You may elect to discontinue e-Delivery at any time and may also request paper copies of any documents by contacting our Customer Service Center. You may obtain more information and assistance at www.srslivewell.com or by writing us at our mailing address P.O. Box 758547, Topeka, Kansas 66675-8547 or by telephone at (866) 747-3421.

State Variations

Certain provisions of the Contracts may be different than the general description in this prospectus, and certain options may not be available, because of legal restrictions in your state.  See your Contract for specific variations since any such variations will be included in your Contract or endorsements attached to your Contract.  See your registered representative or contact our Customer Service Center for additional information that may be applicable to your state. For more information see “APPENDIX B – STATE VARIATIONS” on page 63. All material state variations are disclosed in Appendix B to this prospectus.

Our Separate Account C and Its Investment Options

The Separate Account is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law.  It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940.  This registration does not involve any SEC supervision of its management or investment contracts.  The Separate Account is divided into subaccounts, called investment options, each of which invests exclusively in shares of one investment portfolio of a Trust or Fund.  You may allocate part or all of your premiums to any of the investment options of our Separate Account available under this Contract (some restrictions may apply).

You will find information about the portfolios currently available under your Contract in “APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS”.  Appendix A includes information about investment objectives and advisers. Appendix A also includes information about “closed” investment options.

Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge).  More detailed information about the portfolios and their investment objectives, policies, risks, charges, expenses and other aspects of their operations, appear in their prospectuses and in each portfolio’s Statement of Additional Information.  You should read the portfolios’ prospectuses carefully before investing, allocating or transferring money to any portfolio.  You can receive a current copy of a prospectus (or summary prospectus) for each of the portfolios by contacting your registered representative or by calling our Customer Service Center at (866) 747-3421 or writing to our Customer Service Center, Midland National Life Insurance Company, P.O. Box 758547, Topeka, Kansas 66675-8547.

The portfolios, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates.  These payments may be derived, in whole or in part, from the fees disclosed in the portfolios’ prospectuses including investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each portfolio.  owners, through their indirect investment in the portfolios, bear the costs of these fees.  The amount of these payments may be substantial, may vary between portfolios, and generally are based on a percentage of the assets in the portfolios that are attributable to the Contracts and other variable insurance products issued by Midland National.  These percentages currently range up to 0.50% annually.  Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, issuing, marketing, and administering the Contracts, and, that we incur in our role as intermediary, in promoting and marketing the portfolios.  Midland National and its affiliates may profit from these payments.

Amounts in Our Separate Account

The amount you have in each investment option is represented by the value of the accumulation units.  The value you have in an investment option is the accumulation unit value times the number of accumulation units credited to you.  Amounts allocated, transferred or added to the investment options are used to purchase accumulation units.  Accumulation units of an investment option are purchased when you allocate premiums or transfer amounts to that option.  Accumulation units are sold or redeemed when you make a surrender, partial withdrawal or transfer amounts from an investment option, and to pay the death benefit when the owner dies.  We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment option by dividing the dollar amount of the transaction by the investment option’s accumulation unit value at the end of that day, if it is a business day. If it is not a business day, we will use the unit value on the next business day.  The number of accumulation units credited to you will not vary because of changes in accumulation unit values.

The accumulation units of each investment option have different accumulation unit values.  We determine accumulation unit values for the investment options at the end of each business day.  The accumulation unit value for each investment option is initially set at $10.00.  Accumulation unit values fluctuate with the investment performance of the corresponding portfolios.  Accumulation unit values reflect investment income, the portfolios’ realized and unrealized capital gains and losses, and the portfolios’ expenses.  The accumulation unit values also reflect the daily asset charges we deduct from our Separate Account currently at the following effective annual rates (as a percentage of the accumulation value in the Separate Account): 1.10% for a base Contract with the Accumulation Value Death Benefit, or (0.9000% (7-year), 0.95% (6-year) or 1.00% (5-year) when the Optional Value Endorsement is elected, 1.35% or 1.15% (7-year), 1.20% (6-year) or 1.25% (5-year) when the Return of Premium Death Benefit is elected 1.65% when the Enhanced Death Benefit is elected, 1.45% (7-year), 1.50% (6-year) or 1.55% (5-year) when the Optional Value Endorsement and the Enhanced Death Benefit, are elected.  Additional information about the accumulation unit values is contained in the SAI.

We Own the Assets of Our Separate Account

We own the assets of our Separate Account and use them to support your Contract and other variable annuity contracts.  We may permit charges owed to us to stay in the Separate Account.  Thus, we may also participate proportionately in the Separate Account.  These accumulated amounts belong to us and we may transfer them from the Separate Account to our general account.  The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of our other business.  The obligations under the Contracts are our obligations.  The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses.  Under certain unlikely circumstances, one investment option of the Separate Account may be liable for claims relating to the operations of another investment option.

Our Right to Change How We Operate Our Separate Account

We have the right to modify how we operate the Separate Account.  In making any changes, we may not seek approval of owners (unless approval is required by law).  We have the right to:

•         add investment options to, or remove investment options from our Separate Account;

•         combine two or more investment options within our Separate Account;

•         withdraw assets relating to our variable annuities from one investment option and put them into another. However, if required, we would first seek approval from the Securities and Exchange Commission;

•         eliminate a portfolio’s shares and substitute shares of another portfolio or another open-end, registered investment company.  This may happen if the portfolio’s shares are no longer available for investment or, if in our judgment, further investment in the portfolio is inappropriate in view of the Separate Account’s purposes.  However, if required, we would first seek approval from the Securities and Exchange Commission and the insurance regulator where the Contract is delivered;

•         end the registration of our Separate Account under the Investment Company Act of 1940;

•         operate our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of “interested persons” of Midland under the Investment Company Act of 1940); and

•         operate our Separate Account or one or more of the investment options in any other form the law allows, including a form that allows us to  make direct investments.  In addition, we may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change to any investment option, then you will be notified.  We may, for example, cause the investment option to invest in another mutual fund other than or in addition to the current portfolios.

If automatic allocations (such as premiums automatically deducted from your bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment option that is removed or no longer available, and if you do not give us other instructions, then any amounts that would have gone into the removed or closed investment option will be allocated to a Money Market Fund  investment option.

If you are enrolled in a dollar cost averaging, automatic rebalancing, automatic premiums, or a comparable program while an underlying investment option merger, substitution or liquidation takes place, unless otherwise noted in a communication from us, your accumulation value invested in such investment option will be transferred automatically to the designated surviving investment option in the case of mergers, the replacement investment option in the case of substitutions, and an available Money Market Fund in the case of investment option liquidations. your DCA or automatic rebalancing enrollment instructions will be automatically updated to reflect the surviving investment option, the replacement investment option or a Money Market Fund for any continued and future transfers or premium payments.

You may want to transfer the amount in that investment option as a result of changes we have made.  If you do wish to transfer the amount you have in that investment option to another investment option of our Separate Account, then you may do so, without charge, by writing to our Customer Service Center.  At the same time, you may also change how your premiums are allocated.

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Any person wishing to purchase a Contract may submit an application form and an initial premium payment of at least $10,000.  The sale must take place through a representative who is licensed, registered and authorized to sell the Contract.  The maximum issue age for the Contract is 90 (the owner’s age).

If your application is complete and in good order (see “Administrative Procedures” on page 10), then we will accept or reject it within two business days of receipt.  If the application is incomplete, then we will attempt to complete it within five business days.  If it is not complete at the end of this period (or cannot be accepted for some other reason), then we will inform you of the reason for the delay and the premium payment will be returned immediately unless you let us keep the premium until the application is complete.  Your initial premium is held in a non-interest bearing suspense account (which is part of our general account) until your Contract is issued or your premium is refunded.  While your premium is in that account, your premium is not protected from claims of our general creditors.

We will allocate your initial premium payment according to your instructions if we receive it or accept your application (whichever is later) at our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time).  We will then price the accumulation units purchased with your premium payment at the unit value determined at the close of that valuation period.  If we receive your initial premium payment or accept your application (whichever is later) after the close of regular trading on the New York Stock Exchange, we will credit accumulation units at the unit value determined at the close of the next valuation period.

There may be delays in our receipt of applications that are outside of our control because of the failure of the selling registered representative to forward the application to us promptly, or because of delays in their broker dealer determining that the Contract is suitable for you.  Any such delays will affect when your Contract can be issued and when your premium payment is allocated among investment options of our Separate Account.

We may offer other variable annuity contracts that have different death benefits, contract features, and optional benefits.  However, these other contracts also have different charges that would affect your investment performance and accumulation value.  To obtain more information about these other contracts, contact our Customer Service Center.

Free Look

You may cancel your Contract within your ten (10) day Free Look period.  We deem the Free Look period to expire 10 days after you have received your Contract.  Some states and situations may require a longer Free Look period.  To cancel your Contract, you need to return your Contract and any other documentation that we may require, in good order, to the registered representative who sold it to you or to our Customer Service Center.  If you cancel your Contract, then we will return:

•         The accumulation value (which may be more or less than the premium payments you paid), or

•         If greater and required by your state, your premiums minus any partial withdrawals.

Tax-Free “Section 1035” Exchanges

You can generally exchange one non-qualified annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code.  Before making an exchange, you should compare both annuities carefully.  Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, there may be a surrender charge on this Contract,  and other charges may be higher (or lower) and the benefits may be different.  You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you purchase the Contract in exchange for an existing annuity contract from another company, we may not receive your premium payment from the other company for a substantial period of time after you sign the application and send it to us, and we cannot credit your premium to the Contract until we receive it.

If you are considering a partial exchange of an annuity contract, you should consider the conditions described by Revenue Procedure 2011-38, effective for transfers that are completed on or after October 24, 2011. Under Revenue Procedure 2011-38: (1) the period of time after which cash can be withdrawn from either contract is 180 days beginning on the date of the transfer and (2) annuity payments that satisfy the newly enacted partial annuitization rule under Section 72(a)(2) of the Code will not be treated as a distribution from either the old or new contract.

You should consult with and rely upon a tax adviser if you are considering a contract exchange.

Premium Payments

You can make additional premium payments at any time prior to annuitization and in whatever amount you want, within certain limits and subject to our right to refuse any premiums. Your initial investment must be at least $10,000.  You may make additional payments of $1,000 or more at any time after the free-look period.  By current company practice, we will also accept additional payments via automatic bank draft in amounts of $100 or more per month.  Unless you receive approval from us, the maximum amount of premium you can pay into this Contract prior to the maturity date is $2,000,000.  In addition, an initial or additional premium that would cause the accumulation value or total value of all annuities that you maintain with Midland National to exceed $5,000,000 requires our prior approval.  This limit is calculated for each annuitant or owner and is based on all active annuity contracts.

Premium payments will be credited as of the end of the valuation period in which they are received by us, in good order. Investments after the initial premium payment may be made at any time up to the maturity date. We may refuse to accept certain forms of premium payments (e.g., third party checks, traveler’s checks, money orders).  We reserve the right to accept or reject any premium payment or form of payment. If we exercise our right to reject and/or place limitations on the acceptance and allocation of additional premiums, you may be unable or limited in your ability to increase your accumulation value through additional premiums, which, in turn, will affect the amounts that may be applied to an annuity payout option or toward any death benefit paid.

The mailing address to send premium payments to us is: Midland National Life Insurance Company, P.O. Box 758546, Topeka, Kansas 66675-8546.

Allocation of Premium Payments

You will specify your desired premium allocation on the Contract’s application form.  Your instructions in your application will dictate how to allocate your premiums.  Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in your application will apply to all other premiums you pay, unless you change subsequent premium allocations by providing us with written instructions.  We reserve the right to limit the number of investment options in which you can allocate your premiums or accumulation value.

Changing Your Premium Allocation Percentages

You may change the allocation percentages of your premiums by writing to our Customer Service Center and telling us what changes you wish to make.  We may offer other means to make this type of request with proper authorization and verification. These changes will affect transactions as of the date we receive your request at our Customer Service Center.  Changing your allocation instructions will not change the way your existing accumulation value is allocated among the investment options. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless you specify otherwise.  (See “Dollar Cost Averaging” on page 28).

Your Accumulation Value

Your accumulation value is the sum of your amounts in the various investment options.  Your accumulation value will vary daily to reflect the investment performance of the investment option(s) you select, any premium payments, partial withdrawals, surrenders, and charges assessed in connection with the Contract.   Transaction charges are made on the effective date of the transaction.  Charges against our Separate Account are reflected daily.

There is no guaranteed minimum accumulation value for amounts allocated to the investment options of our Separate Account.  You bear the investment risk.  An investment option’s performance will cause your accumulation value to go up or down each valuation period.

Transfers of Accumulation Value

You generally may transfer amounts among the investment options prior to maturity date, unless otherwise noted.  The minimum transfer amount is $100 or 100% of the investment option if less than $100.  The minimum amount does not have to come from or be transferred to just one investment option.  The only requirement is that the total amount transferred that day equals the transfer minimum.

Completed transfer requests received at our Customer Service Center in good order before the New York Stock Exchange closes for regular trading (usually 3:00 p.m. Central Time) are priced at the unit value determined at the close of that valuation period.  If we receive your completed transfer request in good order after the close of a valuation period, we will process the transfer request at the unit value determined at the close of the next valuation period.

For information regarding telephone or facsimile requests, see “Inquiries and Correspondence” on page 19.  Transfers may be delayed under certain circumstances.  See “When We Pay Proceeds from This Contract” on page 45. We currently do not charge for transfers between investment options, but reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active DCA or automatic rebalancing programs.

We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner we deem appropriate for some, all or specific owners.

Transfer Limitations

Frequent, large, programmed or short-term transfers among investment options, such as those associated with “market timing” transactions, can adversely affect the portfolios and the returns achieved by owners.  In particular, such transfers may dilute the value of the portfolios’ shares, interfere with the efficient management of the portfolios’ investments, and increase brokerage and administrative costs of the portfolios.  In order to try to protect our owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing and excessive trading policies and procedures (the “Market Timing Procedures”).  Our Market Timing Procedures are designed to detect and prevent frequent or short-term transfer activity among the investment options of the Separate Account that may adversely affect other owners or portfolio shareholders.

More specifically, currently our Market Timing Procedures are intended to detect potentially harmful trading or transfer activity by monitoring for excessive trading.  We currently define excessive trading as:

•         More than one purchase and sale of the same investment option within a 60-calendar day period, commonly referred to as a “round trip”.  Two or more “round trips” involving the same investment option within a 60-calendar day period is considered excessive trading.

•         Six round-trips involving the same investment option within a twelve month period.

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters.  We will review those transfers (and other transfers in the same Contract) to determine if, in our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful.  We will honor and process the second transfer request, but if we believe that the activity is potentially harmful, we will suspend that Contract’s transfer privileges and we will not accept another transfer request telephonically or electronically (fax, internet, etc.) for 14 business days.  We will attempt to inform the owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their telephone and electronic transfer privilege is suspended for 14 days.  If we do not succeed in reaching the owner or registered representative by phone, we will send a letter by first class mail to the owner’s address of record.

We reserve the right to apply our market timing procedures to all of the investment options available under the Contracts, including those investment options that invest in portfolios that affirmatively permit frequent and short-term trading in other variable annuity contracts offered by us or other insurance companies.  Therefore, if you allocate premiums or your accumulation value to this type of investment option, you may indirectly bear the effects of market timing or other frequent trading. These portfolios might not be appropriate for long-term investors.  For a complete description of each portfolios’ trading policies, review each portfolios’ prospectus.

In addition to our own market timing procedures, managers of the investment portfolios might contact us if they believe or suspect that there is market timing or other potentially harmful trading, and if so we will take appropriate action to protect others.  In particular, we may, and we reserve the right to, reverse a potentially harmful transfer.  If so, we will inform the owner and/or registered representative. You will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, we reserve the right to delay or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers.  If this occurs, we will attempt to contact you by telephone for further instructions.  If we are unable to contact you within 5 business days after We have been advised that your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment option.  You should also be aware that as required by Rule 22c-2 under the 1940 Act, We have entered into information sharing agreements with each of the fund companies whose portfolios are offered through the Contract.  Trading information of an owner is shared under these agreements as necessary for the fund companies to monitor portfolio trading and may include personal contract information, including names and social security numbers or other tax identification numbers.  As a result of this information sharing, a fund company may direct us to restrict an owner’s transactions if the fund company determines that the owner has violated the portfolio’s excessive/frequent trading policy.  This could include the fund company directing us to reject any allocations of premium or Contract value to the portfolio or all portfolios within the fund family.  We are contractually obligated to comply with all restrictions imposed by the portfolios. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).  We may change our parameters to monitor for a different number of transfers with different time periods, and we may include other factors such as the size of transfers made by owners within given periods of time, as well as the number of “round trip” transfers into and out of particular investment options for purposes of applying the parameters used to detect potential market timing and other potentially harmful activity.  We may aggregate transfers made in two or more Contracts that We believe are connected (for example, two Contracts with the same owner, or owned by spouses, or owned by different partnerships, trusts, or corporations that are under common control, etc.).

We do not include transfers made pursuant to the DCA program and portfolio rebalancing program in these limitations. We may vary our market timing procedures from investment option to investment option, and may be more restrictive with regard to certain investment options than others.  We may not always apply these detection methods to investment options investing in portfolios that, in our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.  Currently, We do not intend to apply these frequent trading detection methods or restrictions to portfolios that are open for frequent transfers, indicated by an “*” in the list shown on page 2 of this prospectus.

We reserve the right to place restrictions on the methods of implementing transfers for all owners that we believe might otherwise engage in trading activity that is harmful to others.  For example, we might only accept transfers by original “wet” owner signature conveyed through the U.S. mail (that is, we can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means, or overnight courier service). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection.  Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations.  In addition, the terms of the contract may also limit our ability to restrict or deter harmful transfers.  Furthermore, the identification of owners determined to be engaged in transfer activity that may adversely affect other owners or portfolios’ shareholders involves judgments that are inherently subjective.  Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect every potential market timer. Some market timers may get through our controls undetected and may cause dilution in unit value to others. We apply our Market Timing Procedures consistently to all owners without special arrangement, waiver, or exception.  We may vary our Market Timing Procedures among our other variable insurance products to account for differences in various factors, such as operational systems and Contract provisions.  In addition, because other insurance companies and/or retirement plans may invest in the portfolios, we cannot guarantee that the portfolios will not suffer harm from frequent, programmed large, or short-term transfers among investment options of variable policies issued by other insurance companies or among investment options available to retirement plan participants.

Surrenders and Partial Withdrawals

You may withdraw all or part of your surrender value by sending us a written request at our Customer Service Center in good order.  The surrender value is the Separate Account accumulation value minus any quarterly Contract maintenance fees, if applicable, and any applicable surrender charge, if you elect one of the Optional Value Endorsements. In some states a state premium tax charge may also be deducted.  Surrenders may be restricted by a retirement plan under which you are covered.  Partial withdrawals must be made in amounts of $1,000 or more (except for systematic withdrawals described below) and cannot reduce your accumulation value to less than $500.  If a partial withdrawal results in your accumulation value becoming less than $500, then the entire surrender value must be withdrawn.  A full surrender request, regardless of the accumulation value, must be submitted in writing. We reserve the right to change this process at any time. For a full surrender, you must send in your Contract with your surrender request or sign a lost contract statement.

You may request partial withdrawals up to $25,000 via telephone, four times a calendar year per Contract, provided prior written authorization has been received by our Customer Service Center. You will be required to verify personally identifiable information at the time you request a partial withdrawal. If there are joint owners, both owners must be on the telephone at the time of request.

Telephone authorization will remain in effect until we receive written notification from you to terminate this authorization. If the Contract has joint owners, both owners are required to sign the written notification to terminate telephone authorization. We, at our sole discretion, may discontinue this program at any time. There are some restrictions on telephone partial withdrawals; please call our Customer Service Center with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We reserve the right to restrict, suspend or eliminate the use of, or modify the requirements for making, telephone partial withdrawals at any time.

Any required tax withholding and surrender charges, if applicable, will be deducted from the amount paid.  In addition, upon full surrender a quarterly Contract maintenance fee, if applicable, (and possibly a state premium tax charge) may also be subtracted.

Completed surrender or partial withdrawal requests received in good order at our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If we receive your completed surrender or partial withdrawal request in good order after the close of a valuation period, we will process the surrender request at the unit value determined at the close of the next valuation period.

We will generally pay the surrender or partial withdrawal amount from the Separate Account within seven days after we receive a properly completed surrender or partial withdrawal request in good order.  See “Administrative Procedures” on page 10. We may defer payment for more than seven days when:

•         trading on the New York Stock Exchange is restricted as defined by the SEC;

•         the New York Stock Exchange is closed (other than customary weekend and holiday closing);

•         an emergency exists or if for any reason it is not reasonably practicable to dispose of or fairly value the securities held in an investment option;

•         for such other periods as the SEC may by order permit for the protection of owners; or

•         your premium check has not cleared your bank.

See “When We Pay Proceeds from This Contract” on page 45.

If we defer payment for 30 or more days, then during the period of deferment, we will pay interest at the rate required by the jurisdiction in which this Contract is delivered.

Unless you specify otherwise, your partial withdrawal will be deducted from all investment options in the same proportion as your accumulation value bears to each investment option.

Surrenders and partial withdrawals will generally have Federal income tax consequences that can include income tax penalties and tax withholding. Surrenders and partial withdrawals may be restricted under certain qualified contracts. You should consult with and rely on your tax advisor before making a surrender or partial withdrawal. See “FEDERAL TAX STATUS” on page 37.

Systematic Withdrawals

The systematic withdrawal feature allows you to have a portion of the accumulation value withdrawn automatically.  These payments can be made only: (1) while the owner is living, (2) before the maturity date, and (3) after the Free Look period.  You may elect this option by sending a properly completed service form to our Customer Service Center.  You may designate the systematic withdrawal amount and the period for systematic withdrawal payments.  You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See your Contract for details on systematic withdrawal options and when each begins.

If you have elected the Optional 5-Year Value Endorsement, then a surrender charge of up to 7% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 5 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” on page 32 for more information.

If you have elected the Optional 6-Year Value Endorsement, then a surrender charge of up to 7% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. The surrender charge is assessed in the first 6 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” on page 32 for more information.

If you have elected the Optional 7-Year Value Endorsement, then a surrender charge of up to 8% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 8 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” on page 32 for more information.

If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then we will process your withdrawal at the unit value determined at the close of the next valuation period.  The deduction caused by the systematic withdrawal will be allocated proportionately to your accumulation value in the investment options.

You can stop or modify the systematic withdrawals by sending us a written notice.  A proper written notice must include the consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100.  Each request for withdrawal amounts of less than $100 will be reviewed on a case-by-case basis.  We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $100.  Upon payment, we reduce your accumulation value by an amount equal to the payment proceeds.  In no event will the payment of a systematic withdrawal exceed the surrender value.  The Contract will automatically terminate if a systematic withdrawal causes the Contract’s surrender value to equal zero.

To the extent, if any, that there is gain in the Contract, systematic withdrawals generally are included in the owner’s gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 ½.  Additional terms and conditions for the systematic withdrawal program are set forth in your Contract and in the application for the program.

Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account (any investment option) into one or more of the investment options. your accumulation value must be at least $10,000 to initiate the DCA program.  The minimum monthly amount to be transferred using DCA is $100.

This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time.  This plan of investing does not insure a profit or protect against a loss in declining markets.

Only one active DCA program is allowed at a time.  You must complete the proper request form and send it (in good order) to our Customer Service Center, and there must be a sufficient amount in the DCA source account.  The  source account must have a minimum of $1200 beginning balance to start a DCA program. For any DCA, the minimum amount of time at set-up is 3 months. There is no maximum set-up time limit. We reserve the right to limit or change the minimum and maximum timeframes for the DCA program. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account.   The DCA request form will specify:

•         the DCA source account from which transfers will be made,

•         the total monthly amount to be transferred to the other investment options, and

•         how that monthly amount is to be allocated among the investment options.

Once you elect DCA, additional premiums can be allocated to the DCA source account by sending them in with a DCA request form or written instructions.  Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless you specify otherwise.  All amounts in the DCA source account will be available for transfer under the DCA program.

If it is requested when the Contract is issued, then DCA will start on the Contract anniversary of the second Contract month.  If it is requested after issue, then DCA will start on the Contract anniversary of the next Contract month after the request is received.  DCA will not begin until the end of the free look period.

You may stop the DCA program at any time by sending us written notice.  We reserve the right to end the DCA program by sending you one month’s notice.  You may not elect a DCA program with the Portfolio Rebalancing option.

We do not charge any specific fees for you to participate in a DCA program.

Portfolio Rebalancing

The Portfolio Rebalancing program allows owners to have us automatically reset the percentage of accumulation value allocated to each investment option to a pre-set percentage level on a quarterly, semi-annual, or annual basis.  The Portfolio Rebalancing program is not available when there is an active DCA program on the Contract. If you elect this option, then on the Contract anniversary date, we will transfer the amounts needed to “rebalance” the accumulation value to your specified percentages.  Rebalancing may result in transferring amounts from an investment option earning a relatively high return to one earning a relatively low return. Your accumulation value must be at least $10,000 to initiate a portfolio rebalancing program.

Portfolio rebalancing will remain in effect until we receive your written termination request.  We reserve the right to end the portfolio rebalancing program by sending you one month’s notice.  Contact us at our Customer Service Center to elect the portfolio rebalancing program.

There is no charge for portfolio rebalancing transfers.

Death Benefit

If the owner dies before the maturity date and while the Contract is still in force, we will pay the death benefit to the beneficiary once we receive (at our Customer Service Center) satisfactory proof of the owner’s death, an election of how the death benefit is to be paid, and any other documents or forms required all in good order.  Once you choose a Death Benefit, you cannot change it.

For non-qualified contracts, if an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death.

Spousal Continuation is available only if the spouse (1) was married to the deceased owner, as recognized by Federal law, as of the date of the deceased owner’s death, and (2) is the sole primary beneficiary. A surviving  spouse may choose to treat the Contract as his/her own Contract. If your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the death benefit. This amount would be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings.

If the sole beneficiary is not the spouse, the surviving joint owner will be the designated primary beneficiary and any other beneficiaries on record will be treated as contingent beneficiaries.

When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death.

The amount of the death benefit will be calculated based on the election made at the time of application and would be the (a) accumulation value or (b) if elected, the greater of (a) and net premiums paid or (c) if elected, the greatest of (a), (b) and the enhanced death benefit value on the business day that our Customer Service Center receives a complete death benefit claim, which includes all of the following in good order: (a) proof of death acceptable to us, (b) an election of how the death benefit is to be paid, and (c) any other documents or forms that we require. If there are multiple beneficiaries, each beneficiary will receive their proportional share of the death proceeds as of the date we receive an election of how that beneficiary’s portion of the death benefit  is to be paid (or if later, when all good order requirements are met). Payment will include interest to the extent required by law. Net premiums referenced in (b) above are reduced on a proportionate basis, not on a dollar for dollar basis, for partial withdrawals.  The reduction for a partial withdrawal will result in lower net premiums versus calculating on a dollar for dollar basis, if a partial withdrawal is taken when the net premiums before the withdrawal are greater than the accumulation value. See “Enhanced Death Benefit” on page “30”.

After the date on which we receive an original death certificate or a copy of the death certificate via facsimile, the beneficiary has the option of transferring the accumulation value to a money market investment option before the date on which the first complete death benefit claim is received. If there are multiple beneficiaries then they all must join in such a transfer request.

If the owner dies on or after the maturity date, then any remaining amounts, must be paid at least as rapidly as the benefits were being paid at the time of the owner’s death. Other rules relating to distributions at death apply to Qualified Contracts.

If any owner is a non-natural person, the death benefit is paid upon the death of an annuitant.

If joint owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.

Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants, and beneficiaries, and consult your registered representative if you have questions.  State premium taxes may be deducted from the death benefit proceeds.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable.  For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the owner last resided, as shown on our books and records, or to our state of domicile.  This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim the death benefit with the proper documentation.  To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.  Such updates should be communicated in writing, by telephone, or other approved electronic means at our Customer Service Center.

Return of Premium Death Benefit

You may elect this benefit at the time of application. The maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and is age 85 if the Optional Value Endorsement is elected. For joint owners, the issue age is the oldest of the joint owners and for non-natural owner the issue age is based on the age of the annuitant.

If you elect the Return of Premium Death Benefit, the death benefit will be the greater of:

1.       The accumulation value and

2.       net premium.

The charge for this benefit is part of the mortality and expense risk charge, which is prorated and charged daily, against all accumulation values held in the Separate Account. If the Contract for which this is benefit is elected is terminated, the daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract.

This will terminate:

1)      upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;

2)      change in ownership including spousal continuation;

3)      the accumulation value reaches zero; or

4)      if you surrender or annuitize your Contract.

If the Contract to which this option is elected is terminated, the daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract.

The Return of Premium Death Benefit is only available as a death benefit and is not part of the accumulation value, surrender value or available for withdrawal.

Enhanced Death Benefit

You may elect this endorsement only at the time of application. This benefit is not available if the base Contract with the Accumulation Value Death Benefit is chosen. This benefit is available only with the Return of Premium Death Benefit Contract. The maximum owners issue age for this endorsement is age 80, for joint owners, the issue age is the oldest of the joint owners and for a non-natural owner the issue age is based on the age of the annuitant.

If you elect the Enhanced Death Benefit, each Contract anniversary after the first Contract year an annual step-up value be calculated and becomes the new Enhanced Death Benefit value for that Contract year. The Enhanced Death Benefit value steps up to the greatest of:

a.       The accumulation value;

b.       net premium; and

c.       the annual step-up value from the most recent prior Contract anniversary, adjusted for any additional premiums and partial withdrawals.

The greatest of (1), (2) or (3) becomes the new Enhanced Death Benefit value for that Contract year. The endorsement effectively sets the Enhanced Death Benefit value at the highest Contract anniversary accumulation value achieved during the step-up process period up to the current period, if no partial withdrawals were taken and no additional premiums were made.

The step-up process stops at the earlier of the age of 85 or death of the owner (or oldest owner for jointly owned Contracts). If the owner is a non-natural owner then the step-up stops at the earliest of age 85 or death of annuitant. After the step-up process stops, the Enhanced Death Benefit value will continue to be increased for any additional premiums, and reduced pro-rata for any withdrawals. See “APPENDIX B – ENHANCED DEATH BENEFIT EXAMPLES” on page “63” for more information.

There currently is a charge of 0.30% per annum charge, prorated and charged daily, against all accumulation values held in the Separate Account for this endorsement.  You will incur this charge even during periods when the endorsement would pay no benefit. If the Contract to which this endorsement is attached is terminated, the daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract.

The initial Enhanced Death Benefit value, at the time the Contract is issued, is equal to the initial premium(s) of the Contract that the endorsement is attached. On each Contract anniversary, the Enhanced Death Benefit value will be reviewed for the annual step-up. The value of the step-up will be the greatest of:

1)      the accumulation value;

2)      the Contract’s death benefit; and

3)      the Enhanced Death Benefit value immediately prior to the Contract anniversary.

The step-up process stops at the earlier of the age of 85 or death of the owner (or oldest owner for jointly owned Contracts). If the owner is a non-natural owner then the step-up stops at the earliest of age 85 or death of annuitant.

Any partial withdrawals, including required minimum distributions, will reduce the Enhanced Death Benefitby the same proportion the accumulation value was reduced by the partial withdrawal.

See “APPENDIX B – ENHANCED DEATH BENEFIT EXAMPLES” on page “63” for more information.

This endorsement will terminate:

1)      upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;

2)      change in ownership including spousal continuation;

3)      the accumulation value reaches zero;

4)      if you surrender or annuitize your Contract; or

5)      on the date the Contract to which the endorsement is attached.

If the Contract to which this endorsement is attached is terminated, the daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract.

The Enhanced Death Benefit value is only available as a death benefit and is not part of the accumulation value, surrender value or available for withdrawal.

Optional Value Endorsement

If you elect the Optional 5-, 6- or 7-Year Value Endorsement on your application, you elect to add a 5-, 6- or 7-year surrender charge period (the number of years the surrender charge remains in effect as applied to each premium payment).  In exchange for a 5-, 6- or 7-year declining surrender charge for each premium payment, we will reduce the Separate Account annual expenses by 0.10% (5-year), 0.15% (6-year) or 0.20% (7-year) which is a percentage of the average daily accumulation value. See “Fees and Expenses” on page 11. This reduction will lower the total fees deducted from your Separate Account accumulation value. Electing this endorsement will benefit owners who do not surrender the Contract or take partial withdrawals, in excess of the annual free withdrawal amount, during the surrender charge period.

We reserve the right to lower the amount of this fee reduction, but in no event will the amount of the fee reduction be less than 0.00%. The amount of the fee reduction is set at the time the endorsement is elected—i.e., at Contract issue, and will remain in effect until the Contract is terminated. We will not change the amount of the fee reduction for in force Contracts.

You can only elect this endorsement when you purchase the Contract, (on your application). Once the endorsement is elected you cannot terminate the endorsement. The maximum issue age for the Optional Value Endorsement is 85 (the owner’s age).

The surrender charge schedules for the Optional Value Endorsement are as follows:

Length of Time From Each Premium Payment (Number of Years)	5-Year Value Endorsement (As a Percentage of Premium Withdrawn)	6-Year Value Endorsement (As a Percentage of Premium Withdrawn)	7-Year Value Endorsement (As a Percentage of Premium Withdrawn)
0	7%	7%	8%
1	6%	6%	7%
2	5%	5%	6%
3	4%	4%	5%
4	3%	3%	4%
5	0%	2%	3%
6	0%	0%	2%
7+	0%	0%	0%

No surrender charge will be assessed upon:

            (a)        payment of death benefits;

            (b)        exercise of the free look right;

            (c)        withdrawal  less than or equal to the free withdrawal amount.

Free Withdrawal Amount

Even if you elect an Optional Value Endorsement you may withdraw up to 10% of your remaining premiums (premiums paid less partial withdrawals on a dollar for dollar basis) each Contract year without incurring a surrender charge. We will allow the free withdrawal amount to be taken in multiple withdrawals each Contract year.  The free withdrawal amount is determined at the beginning of each Contract year on the Contract anniversary. If the free withdrawal amount is not withdrawn or if less than 10% is withdrawn, the amount not taken during the Contract year will not be carried over to subsequent years. A withdrawal may have Federal income tax consequences that can include income tax penalties and tax withholding. See “FEDERAL TAX STATUS” on page 37.

Please note: Owners who have the base contract only (without an Optional Value Endorsement) can make withdrawals at any time in any amount without imposition of a surrender charge.

Amounts withdrawn under the Contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. The free withdrawal provision pertaining to the IRS minimum distribution will be calculated solely on the accumulation value of this Contract.  Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free withdrawal amount.

If the total withdrawals exceed the free withdrawal amount, then surrender charges are applied on the withdrawal amount in excess of the free withdrawal amount. Before taking a withdrawal, you should consult a tax advisor to consider the tax consequences of a withdrawal on your variable annuity contract. See “FEDERAL TAX STATUS” on page 37.

CHARGES, FEES AND DEDUCTIONS

Mortality and Expense Risk Charge

We deduct a daily charge for mortality and expense risks currently at an effective annual rate to 0.75%, for the base Contract with the Accumulation Value Death Benefit, or 1.00%, for Contracts with other death benefit options.  We reserve the right to increase this charge; however, it will not exceed 1.50% per annum.  The investment option’s accumulation unit values reflect this charge.  We expect to profit from this charge.  We may use the profit for any purpose including paying distribution expenses.  However, the level of this charge is guaranteed for the life of the Contract and may not be increased after the Contract is issued.

The mortality risk we bear arises, in part, from our obligation to make monthly annuity payments regardless of how long the annuitant or any individual may live.  These payments are guaranteed in accordance with the annuity tables and other provisions contained in your Contract.  This assures you that neither the longevity of the annuitant , nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the Contract.  Our obligation, therefore, relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement.  The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value.  We also assume the risk that other expense charges may be insufficient to cover the actual expenses we incur.

Asset Based Administration Charge

We currently deduct a daily charge for asset based administration expenses at an effective annual rate of 0.35% of the accumulation values in the Separate Account.  We reserve the right to increase this charge; however, it will not exceed 0.75% per annum.  We deduct this charge proportionally from each investment option.  This charge is for our record keeping and other expenses incurred in maintaining the Contracts.  However, the level of this charge is guaranteed for the life of the Contract and may not be increased after the Contract is issued.

Enhanced Death Benefit Charge

We currently deduct a daily charge for the Enhanced Death Benefit at an effective annual rate of 0.30% of the accumulation values in the Separate Account. We deduct this charge proportionally from each investment option. However, this charge is guaranteed for the life of the Contract and may not be increased after the Contract is issued.

Quarterly Contract Maintenance Fee

We deduct a quarterly Contract maintenance fee of $10.  This fee is collected on each Contract quarter anniversary on or before the maturity date, and on surrender.  We reserve the right to increase this charge; however, it will not exceed $15 per Contract quarter.  If your accumulation value or net premium is greater than $50,000 on the Contract quarter anniversary or at full surrender, no quarterly Contract maintenance fee is charged.  If your accumulation value ever becomes insufficient to pay this charge, then your Contract will terminate without value.

Transfer Charge

We reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. By current company practice we do not assess this charge. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active DCA or automatic rebalancing programs.

Charges in the Portfolios

The fund companies charge their portfolios for managing investments and providing services.  The portfolios may also pay operating expenses.  Each portfolio’s charges and expenses vary. See the prospectus provided by the fund company for more information.

In addition, certain investment options may impose liquidity fees and redemption fees on certain transactions (pursuant to SEC rules 2a-7 and 22c-2 under the Investment Company Act of 1940). Any such fees will be passed through and charged to the applicable owners.

State Premium Taxes

Midland National reserves the right to deduct premium taxes from your surrender value at full surrender, death, maturity or annuitization a charge for any state premium taxes levied by a state or any other government entity.  State premium taxes currently levied by certain jurisdictions vary from 0% to 3.5% and is based on your current residence state.  This range is subject to change.  The states currently participating in this premium tax practice are California, Maine, Nevada, South Dakota, West Virginia, Wyoming and the territory of Puerto Rico.  These states and jurisdictions are subject to change.

Other Taxes

At the present time, we do not make any charges to the Separate Account for any federal, state, or local taxes (other than state premium taxes) that we incur which may be attributable to such Separate Account or to the Contracts.  We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

Optional Value Endorsement

If you elect the Optional 5-, 6- or 7-Year Value Endorsement,  we will reduce your LiveWell Variable Annuity Separate Account annual expenses by 0.10% (5-year from 1.35% per year to 1.25%), 0.15% (6-year from 1.35% per year to 1.20%) or 0.20% (7-year from 1.35% per year to 1.15%) in exchange for a 5-, 6- or 7-year declining surrender charge.  See “Fees and Expenses” on page  11. This reduction will lower the total fees deducted from your total Separate Account accumulation value. For more detailed information see “Optional Value Endorsement” on page 31.

We reserve the right to lower the amount of this fee reduction, but in no event will the amount of the fee reduction be less than 0.00%. The amount of the fee reduction is set at the time the endorsement is elected—i.e., at Contract issue, and will remain in effect until the Contract is terminated. We will not change the amount of the fee reduction for in force Contracts.

Surrender Charges for the Optional Value Endorsement

If you elect the Optional Value Endorsement, we will deduct applicable surrender charges from any surrender or partial withdrawal of premiums (including a surrender to effect an annuity and on systematic withdrawals) that exceeds the free withdrawal amount.  This charge partially reimburses us for the costs of selling and distributing this Contract.  These include commissions and the costs of preparing sales literature and printing prospectuses.  If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from our surplus that may be, in part, derived from mortality and expense risk charges (described above).

The surrender charge will be based on the length of time between premium payments and partial withdrawals or surrender.  When determining the applicable surrender charge, the amount subject to a surrender charge will be deducted from premium payments on a First-In, First-Out (FIFO) basis. When calculating surrender charges, earnings are defined as the excess of the accumulation value over the sum of remaining premiums. Any withdrawals will be allocated to remaining premiums first on a FIFO basis and second to earnings, if any.  In determining what the surrender charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

For purposes of calculating surrender charges, we assume that surrenders and partial withdrawals are made in the following order:

1)      First from premium payments no longer subject to a surrender charge;

2)      Then from the free withdrawal amount on a FIFO basis;

3)      Then from premium payments subject to a surrender charge on a FIFO basis; and

4)      Earnings, if any.

The length of time between each premium payment and surrender or withdrawal determines the amount of the surrender charge applied to that respective premium payment.  Premium payments are considered withdrawn in the order that they were received.

The surrender charge schedule for the Optional Value Endorsements are as follows:

Length of Time From Each Premium Payment (Number of Years)	5-Year Value Endorsement (As a Percentage of Premium Withdrawn)	6-Year Value Endorsement (As a Percentage of Premium Withdrawn)	7-Year Value Endorsement (As a Percentage of Premium Withdrawn)
0	7%	7%	8%
1	6%	6%	7%
2	5%	5%	6%
3	4%	4%	5%
4	3%	3%	4%
5	0%	2%	3%
6	0%	0%	2%
7+	0%	0%	0%

No surrender charge will be assessed upon:

            (a)        payment of death benefits;

            (b)        exercise of the free look right;

            (c)        withdrawal less than or equal to the free withdrawal amount.

The surrender value cannot be greater than the accumulation value, but in no event will it be less than the minimum required by the laws of the state in which this Contract is delivered. At the time of withdrawal, if your accumulation value is less than your remaining premium, the surrender charge will still be assessed (measured by) against the full remaining premium  amount.

Amounts withdrawn under the Contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. The free withdrawal provision pertaining to the IRS minimum distribution will be calculated solely on the accumulation value of this Contract.  Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free withdrawal amount.

The following examples are provided to help you better understand how the surrender charges are assessed to premium payments with the Optional Value Endorsement.

Example 1: A Contract with the Optional Value Endorsement with a single premium of $100,000, no additional premium payments and there are no partial withdrawals taken. In this example, the $10,000 shown in the calculations below is the free withdrawal amount.  The surrender charge amount for a full surrender of this Contract, in the applicable time period (the first column)  is given in the second column of the table below.

Length of Time From Premium Payment to Full Surrender (Number of Years)	5-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $10,000) * 4% = $3,600
4 – 5	($100,000 - $10,000) * 3% = $2,700
5+	($100,000 - $10,000) * 0% = $0

Length of Time From Premium Payment to Full Surrender (Number of Years)	6-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $10,000) * 4% = $3,600
4 – 5	($100,000 - $10,000) * 3% = $2,700
5 – 6	($100,000 - $10,000) * 2% = $1,800
6 +	($100,000 - $10,000) * 0% = $0

Length of Time From Premium Payment to Full Surrender (Number of Years)	7-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 8% = $7,200
1 – 2	($100,000 - $10,000) * 7% = $6,300
2 – 3	($100,000 - $10,000) * 6% = $5,400
3 – 4	($100,000 - $10,000) * 5% = $4,500
4 – 5	($100,000 - $10,000) * 4% = $3,600
5 – 6	($100,000 - $10,000) * 3% = $2,700
6 – 7	($100,000 - $10,000) * 2% = $1,800
7 +	($100,000 - $10,000) * 0% = $0

Please note that these surrender charges apply even if the accumulation value has declined to less than premium of $100,000 due to poor investment performance (and fees and expenses), since the charge is a percentage of the premium deemed withdrawn, not a percentage of the accumulation value withdrawn.

Example 2: A Contract with the Optional Value Endorsement with an initial premium of $100,000.  An additional premium of $50,000 is made on the 3nd Contract anniversary.  If there are no additional premiums beyond the two premiums stated, and there are no partial withdrawals taken, then the surrender charge amount for a full surrender of this Contract, in the applicable time period (the first column), is given in the second column of the table below.

Length of Time From Contract Issue to Full Surrender (Number of Years)	5-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $15,000) * 4% + ($50,000 - $0) * 7% = $6,900
4 – 5	($100,000 - $15,000) * 3% + ($50,000 - $0) * 6% = $5,550
5 – 6	($100,000) * 0% + ($50,000 - $5,000) * 5% = $2,250
6 – 7	($100,000) * 0% + ($50,000 - $5,000) * 4% = $2,000
7 – 8	($100,000) * 0% + ($50,000 - $5,000) * 3% = $1,500
8+	($100,000) * 0% + ($50,000) * 0% = $0

Length of Time From Contract Issue to Full Surrender (Number of Years)	6-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $15,000) * 4% + ($50,000 - $0) * 7% = $6,900
4 – 5	($100,000 - $15,000) * 3% + ($50,000 - $0) * 6% = $5,550
5 – 6	($100,000 - $15,000) * 2% + ($50,000 - $0) * 5% = $4,200
6 – 7	($100,000) * 0% + ($50,000 - $5,000) * 4% = $1,800
7 – 8	($100,000) * 0% + ($50,000 - $5,000) * 3% = $1,350
8 – 9	($100,000) * 0% + ($50,000 - $5,000) * 2% = $900
9+	($100,000) * 0% + ($50,000) * 0% = $0

Length of Time From Contract Issue to Full Surrender (Number of Years)	7-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 8% = $7,200
1 – 2	($100,000 - $10,000) * 7% = $6,300
2 – 3	($100,000 - $10,000) * 6% = $5,400
3 – 4	($100,000 - $15,000) * 5% + ($50,000 - $0) * 8% = $8,250
4 – 5	($100,000 - $15,000) * 4% + ($50,000 - $0) * 7% = $6,900
5 – 6	($100,000 - $15,000) * 3% + ($50,000 - $0) * 6% = $5,550
6 – 7	($100,000 - $15,000) * 2% + ($50,000 - $0) * 5% = $4,200
7 – 8	($100,000) * 0% + ($50,000 - $5,000) * 4% = $1,800
8 – 9	($100,000) * 0% + ($50,000 - $5,000) * 3% = $1,350
9 – 10	($100,000) * 0% + ($50,000 - $5,000) * 2% = $900
10+	($100,000) * 0% + ($50,000) * 0% = $0

FEDERAL TAX STATUS

Introduction

NOTE:  We have prepared the following information on federal income taxes as a general discussion of the subject.  It is not intended as tax advice to any individual.  No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the Contract.  You should consult your own tax advisor about your own circumstances.  We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuities are a way of setting aside money for future needs like retirement.  Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally you will not be taxed on the gain, if any, on the money held in your annuity contract until you take the money out.  This is referred to as tax deferral.  There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract – qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of your Contract until a distribution occurs – either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a Non-Qualified Contract, the contract will generally not be treated as an annuity for tax purposes and any increase in the excess of the account value over the investment in the Contract during the taxable year must generally be included in income. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

Qualified and Non-Qualified Contracts

If you invest in a variable annuity as part of an individual retirement plan, your annuity is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below.  There is additional information about qualified contracts in the SAI.

•         Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the annuity.  Distributions from an IRA are generally subject to tax and, if made before age 59½, may be subject to a 10% penalty tax.

•         Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax.  The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Distributions that are rolled over to another IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit.  This limit does not apply to direct trustee-to-trustee transfers or conversions of an IRA to a Roth IRA.

Minimum Distribution Rules and Eligible Rollover Distributions

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions.  If you are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit may need to be included in calculating the amount required to be distributed. Consult with and rely upon your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon your tax advisor before electing this option.  Please refer to the SAI for detailed information on when distributions must begin from qualified contracts and how death benefit proceeds must be distributed.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity.  The annuity must also meet certain distribution requirements at the death of the annuitant or an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI.  Midland National may modify the contract to attempt to maintain favorable tax treatment.

Owner Control

In certain circumstances, a variable contract owner may be considered the owner of the assets of a segregated account, such as the Separate Account, if the IRS deems the owner to possess “ownership” in those assets, such as the ability to exercise investment control over the assets. If the contract owner is deemed to have "investor control" over the underlying investment options, then the contract owner will be taxed currently on income and recognized gains under the Contract. The IRS has issued Revenue Ruling 2003-91 providing a safe harbor when the facts of the ruling are present.  The ruling goes on to state that whether a contract owner has sufficient investor control over the assets depends on the facts and circumstances. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment. However, there is no assurance that such modifications would be successful.

Surrenders and Partial Withdrawals

If you make a partial withdrawal from a Non-Qualified Contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from your premium payments.  When you make a partial withdrawal, you are taxed on the amount of the surrender that is gain.  If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceed the “investment in the contract,” which is generally your premiums paid (adjusted for any prior partial withdrawals that came out of the premiums). Withdrawals from Non-Qualified Contracts to pay third party registered investment advisor fees are treated as taxable withdrawals.  Different rules apply for annuity payments and under Qualified Contracts.  See “Annuity Payments” below.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan.  The “investment in the contract” generally equals the amount of your non-deductible premium payments.  In many cases, the “investment in the contract” under a Qualified Contract can be zero.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty.  The amount of the penalty is equal to 10% of the amount that is includable in income.  Some surrenders will be exempt from the penalty.  In general, in the case of a distribution from a Non-Qualified Contract, this includes any amount:

•         paid on or after the taxpayer reaches age 59½;

•         paid after an owner dies;

•         paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•         paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•         paid under an immediate maturity; or

•         which come from premium payments made prior to August 14, 1982.

Special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult your tax adviser with regard to exceptions from the penalty tax.

Multiple Contracts

All nonqualified deferred contracts that are issued by Midland National (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Withholding

Distributions from Qualified and Non-Qualified Contracts are generally subject to withholding for your federal income tax liability.  The withholding rate varies according to the type of distribution and your tax status except with respect to eligible rollover distributions, as described above. You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for Non-Qualified and certain Qualified Contracts, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined by dividing the “investment in the contract” on the maturity date by the total expected value of the annuity payments for the term of the payments.  This is the percentage of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income.  Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If, after annuitization , annuity payments stop because an annuitant  has died, the excess (if any) of the “investment in the contract” as of the annuitization over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last taxable year.

Partial Annuitization

If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.  None of the payment options under the Contract are intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Investment Income Surtax

Distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the investment income tax on investment income.  Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts.   Please consult a tax advisor for more information.

Definition of Spouse under Federal Law

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit.  All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law.  The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages  recognized under state law will be recognized for federal law purposes.  Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law.  Consult a tax advisor for more information on this subject.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons.  Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies.  In addition, such distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of the annuitant (only if the owner is a non-natural person) or an owner. Generally, such amounts should be includable in the income of the recipient:

•         if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

•         if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts

A transfer of ownership or absolute assignment of a Contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion.  An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Transfers of Non-Qualified Contracts for less than full and adequate consideration by the owner at the time of such transfer, will trigger taxable income on the gain in the Contract, with the transferee getting a step-up in basis for the amount included in the owner’s income.  This provision does not apply to transfers between spouses or transfers incident to a divorce.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise.  You should consult a tax advisor with respect to legal developments and their effect on the Contract.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate.  Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary.  Consult with and rely on an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner.  Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain portfolios to foreign jurisdictions to the extent permitted under Federal tax law.

Maturity Date

The maturity date is the date on which income payments will begin under the annuity option you have selected.  The earliest possible maturity date under the Contract is the 1st Contract anniversary at which time you may annuitize your full accumulation value (less any state premium taxes).  The maximum maturity date is the Contract anniversary immediately following the annuitant’s 115th birthday.  You may change the maturity date to an earlier Contract anniversary by sending written notice to our Customer Service Center.  We must receive your written notice at least 30 days prior to the original maturity date. The selection of a maturity date at the annuitant’s advanced age could have tax consequences so you should consult a tax adviser.

If you have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date you may:

1.       take the accumulation value, less any state premium tax and any surrender charge, in one lump sum, or

2.       convert the accumulation value, less any state premium tax and any surrender charge,  into an annuity payable to the payee under one of the payment options as described below.

Electing an Annuity Payment Option

You may apply the proceeds of a surrender to affect an annuity payment option.  Unless you choose otherwise, on the maturity date your accumulation value (less any state premium taxes and any surrender charge) will be applied to a 10 year certain and life fixed annuity payment option.  The first monthly annuity payment will be made within one month after the maturity date.

Only fixed payment options are available. Variable payment options are not available under this Contract. Fixed payment options are obligations of the insurer’s general account and are subject to the insurer’s claims-paying ability.

Currently, the payment options are only available if the proceeds applied are $2,000 or more and the annual payment is more than $240.  We reserve the right to change the payment frequency so that payments are at least $100.

The annuitant’s actual age will affect each payment amount for annuity payment options involving life income.  The amount of each annuity payment to older annuitants will be greater than for younger annuitants because payments to older annuitants are expected to be fewer in number.  For annuity payment options that do not involve life payment, the length of the payment period will affect the amount of each payment.  With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that we would otherwise pay to that person’s estate if that person died.   The person who is entitled to receive payment may change the beneficiary at any time.

Annuity payment options will be subject to our rules at the time of selection.  We must approve any arrangements that involve a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee.  Also, the details of all arrangements will be subject to our rules at the time the arrangements take effect.  This includes:

•         rules on the minimum amount we will pay under an option;

•         minimum amounts for installment payments, surrender or commutation rights (your rights to receive payments over time, for which we may offer you a lump sum payment);

•         the naming of people who are entitled to receive payment and their beneficiaries; and

•         the ways of proving age, gender, and survival.

You must elect the payment option at least 30 days before the maturity date.

If your Contract is a Qualified Contract, payment options without a life contingency may not satisfy minimum required distribution rules.  Consult a tax advisor before electing such an option.

Fixed Payment Options

Payments under the fixed options are not affected by the investment experience of any investment option.  The accumulation value (less any state premium taxes and any surrender charge) as of the maturity date will be applied to the fixed option selected.  We guarantee interest under the fixed options at a rate of 1.00% a year.  We may also credit interest under the fixed payment options at a rate that is above the 1.00% guaranteed rate (this is at our complete discretion).  Thereafter, interest or payments are fixed according to the annuity option chosen.

Payment Options

The following four payout options are available:

1.       Income for Specified Period: We pay installments for a specified period of 5 to 20 years.  We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at our discretion). This option may not satisfy required minimum distribution rules for qualified contracts.  Consult a tax advisor before electing this option under a qualified contract. However, by current company practice we may offer other options.

2.       Income for a Specified Amount: We pay income of the specified amount until the principal and interest are exhausted.  The specified amount is subject to the limitation that principal and interest must be payable for at least 5 years and must be exhausted at the end of 20 years.

3.       Payment of Life Income: We will pay monthly income for life.  You may choose from 1 of 2 ways to receive the income:

a.       Life Annuity: We will pay monthly income for life.  With a life annuity payment option, payments will only be made as long as the annuitant is alive.  Therefore, if the annuitant dies after the first payment, then only one payment will be made.

b.       Life Annuity With Certain Period: We will pay equal monthly payments for either 120 or 240 guaranteed payments, and then for as long as the annuitant is living thereafter. The period certain options are 10 and 20 years. However, by current company practice we may offer other options.

4.       Joint and Survivor Income: We will make monthly payments until the last surviving payee’s death.  Therefore, if both payees die after the first payment, then only one payment will be made.  The annuitant must be at least 50 years old and the beneficiary/payee must be at least 45 years old at the time of the first monthly payment.

ADDITIONAL INFORMATION

Midland National Life Insurance Company

We are Midland National Life Insurance Company, a stock life insurance company.  We were organized in 1906, in South Dakota, as a mutual life insurance company at that time named “The Dakota Mutual Life Insurance Company.”  We were reincorporated as a stock life insurance company, in 1909.  Our name “Midland” was adopted in 1925.  We were redomesticated to Iowa in 1999.  We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands.  Our Principal Office address is:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Please note all inquiries, correspondence and premium payments should be sent to our Customer Service Center.

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas.  Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Our Financial Condition

As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of our general account to our owners.  We monitor our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments.  It is important to note, however, that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations.  These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, as well as the loss in market value of those investments.  We may also experience liquidity risk if our General Account assets cannot be readily converted into cash to meet obligations to our owners or to provide collateral necessary to finance our business operations.

We encourage both existing and prospective owners to read and understand our financial statements, which are included in the Statement of Additional Information ("SAI").  You can obtain a free copy of the SAI by writing to us at our Customer Service Center, calling us at (866) 747-3421, or faxing us at (866) 511-7038.  The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001.

Portfolio Voting Rights

We invest the assets of our Separate Account investment options in shares of the portfolios.  Midland National is the legal owner of the shares and has the right to vote on certain matters.  Among other things, we may vote:

•         to elect the Funds’ or Trust’s Board of Directors/Trustees,

•         to ratify the selection of independent auditors for the portfolios,

•         on any other matters described in the portfolios’ current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

•         in some cases, to change the investment objectives and contracts.

Even though we own the shares, we may give you the opportunity to tell us how to vote the number of shares that are allocated to your Contract.

The funds companies will determine if and how often shareholder meetings are held.  As we receive notice of these meetings, we will ask for your voting instructions.  The portfolios are not required to and generally do not hold a meeting in any given year.

If we do not receive instructions in time from all owners, then we currently intend to vote those shares in the same proportion as we vote shares for which we have received instructions in that portfolio.  We currently intend to vote any portfolio shares that we alone are entitled to vote in the same proportions that owners vote. The effect of this proportional voting is that a small number of owners may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the portfolio in our own right or to restrict owner voting, then we may do so.

How We Determine Your Voting Shares

You may participate in voting only on matters concerning the portfolios in which your accumulation value has been invested.  We determine your voting shares in each investment option by dividing the amount of your accumulation value allocated to that investment option by the net asset value of one share of the corresponding portfolio. This is determined as of the record date set by the Fund’s/Trust’s Board of Directors/Trustees for the shareholders meeting.

If you have a voting interest, then we will provide you proxy material and a form for giving us voting instructions.  In certain cases, we may disregard instructions relating to changes in the portfolio’s adviser or the investment adviser contracts of the portfolios.

Voting Privileges of Participants in Other Companies

Other insurance companies own shares in the portfolios to support their variable life insurance and variable annuity products.  We do not foresee any disadvantage to this.  Nevertheless, each Fund’s/Trust’s Board of Directors/Trustees will monitor events to identify conflicts that may arise and determine appropriate action.  If we disagree with any portfolio action, then we will see that appropriate action is taken to protect our owners.  If we ever believe that any of the portfolios are so large as to materially impair its investment performance, then we will examine other investment options.

Our Reports to Owners

We send you a quarterly report within 31 days after the end of each calendar quarter showing the Contract accumulation value, surrender value, and the death benefit as of the end of the calendar quarter.  The report will also show the allocation of your accumulation value and reflects amounts deducted from or added to the accumulation value since the last report.

Confirmation notices will be sent to you for premiums, partial withdrawals, surrenders, transfers of amounts between investment options and certain other financial transactions within 5 business days of processing.

You have 30 days to notify our Customer Service Center of any errors or discrepancies. You must notify us of any errors within 30 days of the reporting. We will review and potentially correct any errors. In the absence of such notice, you shall be deemed to have accepted the reported transaction(s) and relieved us of any related claim or liability.

We also currently intend to send you semi-annual reports with financial information on the portfolios.

Contract Periods, Anniversaries

We measure Contract years, Contract months, Contract quarters, and Contract anniversaries from the issue date shown on your Contract’s information page.  Each Contract month, Contract quarter and Contract year begins on the same day in each month, quarter and year respectively.  For this purpose, if that date is not a calendar date in every month, then we look forward to the first day of the next calendar month.

Dividends

We do not pay any dividends on the variable annuity Contract described in this prospectus.

Change of Address Notification

To protect you from fraud and theft, we may verify any changes in address you request by sending a confirmation of the change to both your old and new addresses.  We may also call you to verify the change of address.

Modification to Your Contract

Upon notice to you, we may modify your Contract to:

(a)    permit the Contract or the Separate Account to comply with any applicable law or regulation issued by a government agency;

(b)    assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

(c)    reflect a change in the operation of the Separate Account; or

(d)    provide additional investment options.

In the event of such modifications, we will make an appropriate endorsement to the Contract.

Your Beneficiary

You name your beneficiary in your Contract application.  The beneficiary is entitled to the death benefit of the Contract.  A beneficiary is revocable unless otherwise stated in the beneficiary designation.  You may change a revocable beneficiary during the owner’s lifetime.  We must receive written notice (signed and dated) informing us of the change.  Upon receipt and acceptance at our Customer Service Center, a change takes effect as of the date that the written notice is recorded by us.  We will not be liable for any payment made before we receive and accept the written notice.  If no primary beneficiary is living when the owner dies, the death benefit will be paid to the contingent beneficiary, if any.  If no beneficiary is living when the owner dies, then we will pay the death benefit to the owner’s estate.

If the sole beneficiary is not the spouse, the surviving joint owner will be the designated primary beneficiary and any other beneficiaries on record will be treated as contingent beneficiaries.

Assigning Your Contract

You may assign your rights in a Non-Qualified Contract.  You must send a copy of the assignment to our Customer Service Center.  The assignment does not take effect until we accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the state insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We are not responsible for the validity of the assignment or for any payment we make or any action we take before we record notice of the assignment.  An absolute assignment is a change of ownership.  There may be tax consequences.

This Contract is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This Contract may not be traded on any stock exchange or secondary market.

When We Pay Proceeds from This Contract

We will generally pay any death benefits, withdrawals, or surrenders within seven days after receiving the required form(s) in good order at our Customer Service Center.

We may delay payment or transfers for one or more of the following reasons:

•         We cannot determine the amount of the payment,

•         the New York Stock Exchange is closed,

•         trading in securities has been restricted by the SEC,

•         an emergency exists or if for any reason it is not reasonably practicable to dispose of or fairly value the securities held in an investment option,

•         The SEC by order permits us to delay payment to protect our owners, or

•         Your premium check(s) have not cleared your bank.

If, pursuant to SEC rules, any portfolio suspends payment of redemption proceeds including, in the case of a money market fund investment option, in connection with liquidation of the underlying portfolio or as a result of portfolio liquidity levels then we will delay payment of any transfer (including a transfer under a DCA program), partial withdrawal, surrender, or death benefit from the corresponding investment option until the suspension of redemptions is lifted or the portfolio pays redemption proceeds.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner’s account.  If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments.  If a Contract or investment option is frozen, the applicable accumulation value would be moved to a special segregated interest bearing account and held in that account until we receive instructions from the appropriate federal regulator.  We may also be required to provide information about you and your Contract to the government agencies and departments.

Distribution of the Contracts

We have entered into a distribution agreement with our affiliate, Sammons Financial Network, LLC (“Sammons Financial Network”) for the distribution and sale of the Contracts.  Sammons Financial Network is a Delaware limited liability company and its principal office is located at 4546 Corporate Drive, Suite 100, West Des Moines, IA 50266.  Sammons Financial Network is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company.  Sammons Financial Network may enter into written sales agreements with other broker-dealers (“selling firms”) for the sale of the Contracts.  We pay commissions to Sammons Financial Network for sales of the Contracts.

Sales commissions may vary, but the maximum commission payable in the first year for contract sales with the optional value endorsement is up to 6.50%.  If you do not elect an Optional Value Endorsement we will pay up to 1.00% of premium payments and a 1.00% trail commission is also paid starting in the second year of the Contract based on the accumulation value. Where lower commissions may be  paid on premium payments, we may also pay trail commissions. We may also pay additional amounts and reimburse additional expenses of Sammons Financial Network based on various factors.

We also pay for Sammons Financial Network’s operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Financial Network’s management team; advertising expenses; and all other expenses of distributing the Contracts.

Sammons Financial Network pays selling firms all or a portion of the commissions received for their sales of  the Contract.  Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with Sammons Financial Network.

Non-cash items that we and Sammons Financial Network may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs.  Those programs may also include other types of cash and non-cash compensation and other benefits.  Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

In addition to ordinary commissions, Sammons Financial Network operating and other expenses and non-cash items, we provide payments to certain third parties for training, product development, marketing and development efforts with selling firms, and other wholesaling and relationship management services.  It is possible that these third parties, or their personnel, may also act as your registered investment advisor providing advice with respect to portfolio allocations in the Contract.  Please be certain to review your registered investment advisor’s Form ADV Part 2A and 2B carefully for disclosure about their compensation and conflicts of interest in connection with the Contracts.   Also note that your investment advisor could also be the broker-dealer, or a registered representative of the broker-dealer, who sold you the Contract; in that case, they would also receive commissions and other compensation for selling you the Contract, in addition to any investment advisory fees that you pay to your registered investment advisor (either directly or through partial withdrawals  of your accumulation value in the Contract).

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the Contract: (a) the mortality and expense risks charge; (b) asset based administration charges, and (c) payments, if any, received from the investment options, their distributors, service providers and/or managers.  Commissions and other incentives or payments described above are not charged directly to you or the Separate Account but they are reflected in the fees and charges that you do pay directly or indirectly.

Regulation

We are regulated and supervised by the Iowa Insurance Department.  We are subject to the insurance laws and regulations in every jurisdiction where we sell insurance and annuity contracts.  The provisions of this Contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on our operations and finances to insurance officials in all the jurisdictions where we sell insurance and annuity contracts.  The officials are responsible for reviewing our reports to be sure that we are financially sound and are complying with the applicable laws and regulations.  We are also subject to various federal securities laws and regulations.

Cybersecurity Risks

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities.  Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyberattacks.  These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption, and unauthorized release of confidential customer information.  Such systems failures and cyberattacks affecting us, Sammons Financial Network, LLC, the underlying portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your accumulation value.  For instance, cyberattacks may:  interfere with our processing of Contract transactions, including the processing internet transactions or with the underlying portfolios; impact our ability to calculate accumulation unit values; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage.  Cybersecurity risks may also impact the issuers of securities in which the underlying portfolios invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying portfolios or our service providers will avoid losses affecting your Contract due to cyberattacks or information security breaches in the future.

Catastrophic Events

Catastrophic event risks such as terrorist attacks, floods, severe storms or hurricanes, computer cyber-terrorism, or a pandemic disease like the novel coronavirus known as COVID-19, could have a material and adverse effect on our business in several respects by:

•         causing long-term interruptions in our service and the services provided by our significant vendors;

•         creating economic uncertainty, and reducing or halting economic activity;

•         disrupting the financial markets and adversely affecting the value, volatility, and liquidity of securities and other instruments;

•         increasing mortality or mortality risks that could adversely affect our claims experience, the actuarial assumptions that underlie our insurance products, and the costs of reinsurance.

The extent to which these types of catastrophic events, including the recent COVID-19 pandemic, may impact our business, results of operations, financial condition, liquidity, or prospects will depend on future developments that are highly uncertain and cannot be predicted.

Legal Proceedings

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits.  In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made.  Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Separate Account, on the ability of Sammons Financial Network, LLC to perform under its distribution agreement, or on the ability of the Company to meet its obligations under the Contract.

STATEMENT OF ADDITIONAL INFORMATION

A free copy of the SAI is available which contains more details concerning the subjects discussed in this prospectus.  You can get this SAI by checking the appropriate box on the application form, by writing our Customer Service Center, or by calling our Customer Service Center’s Toll Free number at 1-866-747-3421.  The following is the Table of Contents for the SAI:

APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS

The Separate Account has a number of investment options, each of which invests in the shares of a corresponding portfolio. More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations appear in the portfolio prospectuses.

Certain portfolios may invest substantially all of their assets in other mutual funds.  As a result, you will pay fees and expenses at both portfolio levels.  This will reduce your investment return.  These arrangements are referred to as "funds of funds" or "master-feeder funds."  Funds of funds or master-feeder structures may have higher expenses than portfolios that invest directly in debt or equity securities.

Certain portfolios invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. Alternative investment strategies may be riskier than traditional investment strategies and may involve leverage or use various complex hedging techniques, like options and derivatives. These alternative investments create a mix of strategies that offers potential diversification benefits beyond traditional investment strategies.

Certain portfolios may employ volatility management strategies to provide for downside protection during sharp downward movements in equity markets.  The cost of these hedging strategies could limit the upside participation of the portfolio in rising equity markets relative to other portfolios.  There is no guarantee that a portfolio using a volatility management strategy can achieve or maintain its optimal risk targets, and the portfolio may not perform as expected.

You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Investment Policies of the Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies.  No one can promise that any portfolio will meet its investment objective.  A portfolio’s objectives and policies affect its returns and risks.  Each investment option’s performance depends on the experience of the corresponding portfolio.  You bear the risk that the underlying portfolios you have allocated amounts to will not meet their investment objectives.  The objectives of the portfolios are as follows:

Portfolio	Investment Objective	Investment Adviser
AB Variable Product Series Fund, Inc.
AB VPS Dynamic Asset Allocation Portfolio B	Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Small Cap Growth Portfolio[1]	Seeks long-term growth of capital.	AllianceBernstein L.P.
AB VPS Small/Mid Cap Value Portfolio B	Seeks long-term growth of capital.	AllianceBernstein L.P.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer Global Fund/VA Service Class	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer International Growth Fund/VA Service Class	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer Main Street Fund/VA Service Class	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer Main Street Small Cap Fund/VA Service Class	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer Total Return Bond Fund/VA Service Class	Seeks total return.	Invesco Advisers, Inc.
The Alger Portfolios
Alger Capital Appreciation Portfolio Class S	Seeks long-term capital appreciation.	Fred Alger Management, Inc.
ALPS Variable Investment Trust
ALPS | Alerian Energy Infrastructure Portfolio Class III	Seeks investment results that correspond generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
ALPS | Red Rocks Global Opportunity Portfolio Class III (Formerly ALPS | Red Rocks Listed Private Equity Class III)	Seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.	ALPS Advisors, Inc.; Red Rocks Capital LLC serves as sub-adviser
American Century Variable Portfolios, Inc.
American Century VP Balanced Fund II	Seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	American Century Investment Management, Inc.
American Century VP Disciplined Core Value Fund II (Formerly American Century VP Income & Growth Fund II)	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Inflation Protection Fund II	Seeks long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Management, Inc.
American Century VP Mid Cap Value Fund II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Ultra Fund II	Seeks long-term capital growth.	American Century Investment Management, Inc.
American Century VP Value Fund II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Funds Insurance Series®
American Funds IS Asset Allocation Fund Class 4	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Management CompanySM
American Funds IS Blue Chip Income and Growth Fund Class 4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Management CompanySM
American Funds IS Capital Income Builder® Class 4

The fund has two primary investment objectives.  It seeks (1) to provide a level of current income that exceeds the average yield on US stocks generally and (2) to provide a growing stream of income over the years.  The fund’s secondary objective is to provide growth of capital.

Capital Research and Management CompanySM
American Funds IS Global Growth Fund Class 4	Seeks to provide long-term growth of capital.	Capital Research and Management CompanySM
American Funds IS Global Growth and Income Fund Class 4	Seeks to provide long-term growth of capital while providing current income.	Capital Research and Management CompanySM
American Funds IS Global Small Capitalization Fund Class 4	Seeks to provide long-term growth of capital.	Capital Research and Management CompanySM
American Funds IS Growth Fund Class 4	Seeks to provide growth of capital.	Capital Research and Management CompanySM
American Funds IS Growth-Income Fund Class 4	Seeks to achieve long-term growth of capital and income.	Capital Research and Management CompanySM
American Funds IS International Fund Class 4	Seeks to provide long-term growth of capital.	Capital Research and Management CompanySM
American Funds IS International Growth and Income Fund Class 4	Seeks to provide long-term growth of capital while providing current income.	Capital Research and Management CompanySM
American Funds IS New World Fund® Class 4	Seeks long-term capital appreciation.	Capital Research and Management CompanySM
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	Seeks to provide a high level of current income consistent with preservation of capital.	Capital Research and Management CompanySM
American Funds IS Ultra-Short Bond Fund Class 4	Seeks to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.	Capital Research and Management CompanySM
BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Fund[4] Class III	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Basic Value V.I. Fund Class III	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Capital Appreciation V.I. Fund[4] Class III	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend V.I. Fund Class III	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund Class III	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock 60/40 Target Allocation ETF V.I. Fund Formerly BlackRock iShares® Dynamic Allocation V.I. Fund Class III	Seeks to provide total return.	BlackRock Advisors, LLC
BlackRock Large Cap Focus Growth V.I. Fund Class III	Seeks long-term capital growth.	BlackRock Advisors, LLC
Calvert Variable Products, Inc.
Calvert VP S&P 500 Index Portfolio[2]	Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.	Calvert Research and Management; Ameritas Investment Partners, Inc. serves as sub-adviser
Calvert Variable Series, Inc.
Calvert VP SRI Balanced Portfolio	Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.	Calvert Research and Management
Calvert VP SRI Mid Cap Portfolio	Seeks to provide long-term capital appreciation by investing primarily in a portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.	Calvert Research and Management
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Contrarian Core Fund Class 2	Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Management Investment Advisers, LLC
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2	Seeks to provide shareholders with a high level of current income and, as a secondary objective, growth of income and capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Emerging Markets Bond Fund Class 2	Seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - High Yield Bond Fund Class 2	Seeks to provide shareholders with a high level of current income as its primary objective and, as its secondary objective, capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Select Large-Cap Value Fund Class 2	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Seligman Global Tech Fund Class 2	Seeks to provide long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Strategic Income Fund Class 2	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2	Seeks to provide current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Management Investment Advisers, LLC
Delaware VIP® Trust Formerly First Investors Life Series Funds
Delaware VIP Covered Call Strategy Series[8] Formerly First Investors Life Series Covered Call Strategy Fund	Seeks long-term capital appreciation.	Delaware Management Company, a series of Macquarie Investment Management Business Trust
Delaware VIP International Series[8] Formerly First Investors Life Series International Fund	Seeks long-term capital growth.	Delaware Management Company, a series of Macquarie Investment Management Business Trust
Delaware VIP Opportunity Series[8] Formerly First Investors Life Series Opportunity Fund	Seeks long-term capital growth.	Delaware Management Company, a series of Macquarie Investment Management Business Trust
Delaware VIP Total Return Series[8] Formerly First Investors Life Series Total Return Fund	Seeks high, long-term total investment return consistent with moderate investment risk.	Delaware Management Company, a series of Macquarie Investment Management Business Trust
DWS Variable Insurance Portfolios
DWS Alternative Asset Allocation VIP-B	Seeks capital appreciation.	DWS Investment Management Americas Inc.; RREEF America L.L.C serves as sub-adviser
DWS CROCI® U.S. [4] VIP-B	Seeks to achieve a high rate of total return.	DWS Investment Management Americas Inc.
DWS Equity 500 Index VIP-B

Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500® Index"), which emphasizes stocks of large US companies.

DWS Investment Management Americas Inc.; Northern Trust Investments, Inc. serves as sub-adviser
DWS Global Small Cap[5] VIP-B	Seeks above-average capital appreciation over the long term.	DWS Investment Management Americas Inc.
DWS Small Cap Index VIP-B	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.	DWS Investment Management Americas Inc.; Northern Trust Investments, Inc. serves as sub-adviser
DWS Small Mid Cap Value VIP-B	Seeks long-term capital appreciation.	DWS Investment Management Americas Inc.
Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund	Seeks to provide a high level of current income.	Eaton Vance Management
Federated Hermes Insurance Series
Federated Hermes High Income Bond II, Service Formerly Federated High Income Bond II Service	Seeks high current income.	Federated Equity Management Company
Federated Hermes Kaufmann Fund II, Service Formerly Federated Kaufmann Fund II Service	Seeks capital appreciation.	Federated Equity Management Company of Pennsylvania; Federated Global Investment Management Corp serves as sub-adviser
Federated Hermes Managed Volatility II, Service Formerly Federated Managed Volatility II Service	Seeks to achieve high current income and moderate capital appreciation.	Federated Global Investment Management Corp. (“Fed Global”) Federated Investment Management Company (FIMCO) and Federated Equity Management Company of Pennsylvania (FEMCOPA)
Fidelity® Variable Insurance Products
Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Emerging Markets Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	Seeks high total return.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	Seeks high total return.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	Seeks high total return.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Government Money Market Portfolio*,3 Service Class 2	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Company (FMR); Fidelity Investments Money Management, Inc. (FIMM) and other affiliates serve as sub-advisers
Fidelity® VIP Growth Opportunities Portfolio Service Class 2	Seeks to provide capital growth.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP High Income Portfolio Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP International Capital Appreciation Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Overseas Portfolio[5] Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Real Estate Portfolio Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo, LLC (SelectCo); Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Strategic Income Portfolio Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.

Fidelity Management & Research Company (FMR); Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), FIL Investment Advisors (UK) Limited (FIA(UK)) and other investment advisers serve as sub-advisers

Fidelity® VIP Value Strategies Portfolio[7] Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund Class 2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund Class 2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund Class 2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisory Services, LLC
Templeton Developing Markets VIP Fund Class 2	Seeks long-term capital appreciation.	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund Class 2	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Guggenheim Variable Insurance Funds
Guggenheim VIF Global Managed Futures Strategy Fund	Seeks to generate positive total returns over time.	Guggenheim Investments (an affiliate of the Company)
Guggenheim VIF Long Short Equity Fund	Seeks long-term capital appreciation.	Guggenheim Investments (an affiliate of the Company)
Guggenheim VIF Multi-Hedge Strategies Fund	Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments (an affiliate of the Company)
Guggenheim VIF Small Cap Value Fund Series Q	Seeks long-term capital appreciation.	Guggenheim Investments (an affiliate of the Company)
Rydex VIF Biotechnology Fund[7]

Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

Guggenheim Investments (an affiliate of the Company)
Rydex VIF S&P 500 Pure Growth Fund

Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund's current benchmark is the S&P 500 Pure Growth Index.

Guggenheim Investments (an affiliate of the Company)
Rydex VIF S&P MidCap 400 Pure Growth Fund[7]

Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The fund's current benchmark is the S&P MidCap 400 Pure Growth Index.

Guggenheim Investments (an affiliate of the Company)
Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy[5]	Seeks to provide total return.	Ivy Investment Management Company
Ivy VIP Balanced[6]	Seeks to provide total return through a combination of capital appreciation and current income.	Ivy Investment Management Company
Ivy VIP Energy	Seeks to provide capital growth and appreciation.	Ivy Investment Management Company
Ivy VIP Global Bond	Seeks to provide a high level of current income. Capital appreciation is a secondary objective.	Ivy Investment Management Company
Ivy VIP Global Equity Income[5]	Seeks to provide total return.	Ivy Investment Management Company
Ivy VIP Global Growth[5]	Seeks to provide growth of capital.	Ivy Investment Management Company
Ivy VIP Growth	Seeks to provide growth of capital.	Ivy Investment Management Company
Ivy VIP High Income	Seeks to provide total return through a combination of high current income and capital appreciation	Ivy Investment Management Company
Ivy VIP International Core Equity	Seeks to provide capital growth and appreciation.	Ivy Investment Management Company
Ivy VIP Mid Cap Growth	Seeks to provide growth of capital.	Ivy Investment Management Company
Ivy VIP Natural Resources	Seeks to provide capital growth and appreciation.	Ivy Investment Management Company
Ivy VIP Science and Technology	Seeks to provide growth of capital.	Ivy Investment Management Company
Ivy VIP Small Cap Core	Seeks to provide capital appreciation.	Ivy Investment Management Company
Ivy VIP Small Cap Growth	Seeks to provide growth of capital.	Ivy Investment Management Company
Janus Aspen Series
Janus Henderson Balanced Portfolio Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC
Janus Henderson Enterprise Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Flexible Bond Portfolio Service Shares	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC
Janus Henderson Global Research Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Global Technology and Innovation Portfolio Service Shares Formerly Janus Henderson Global Technology Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Mid Cap Value Portfolio Service Shares	Seeks capital appreciation.	Janus Capital Management LLC; Perkins Investment Management LLC serves as sub-adviser
Janus Henderson Overseas Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Research Portfolio[5] Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
John Hancock Variable Insurance Trust
John Hancock VIT Financial Industries Trust Series II	Seeks growth of capital.	John Hancock Investment Management Services, LLC; John Hancock Asset Management a division of Manulife Asset Management (US) LLC serves as sub-adviser
John Hancock VIT Fundamental All Cap Core Trust Series II7	Seeks long-term growth of capital.	John Hancock Investment Management Services, LLC; John Hancock Asset Management a division of Manulife Asset Management (US) LLC serves as sub-adviser
John Hancock VIT Select Bond Trust Series II	Seeks income and capital appreciation.	John Hancock Investment Management Services, LLC; John Hancock Asset Management a division of Manulife Asset Management (US) LLC serves as sub-adviser
John Hancock VIT Strategic Income Opportunities Trust Series II	Seeks a high level of current income.	John Hancock Investment Management Services, LLC; John Hancock Asset Management a division of Manulife Asset Management (US) LLC serves as sub-adviser
Lazard Retirement Series, Inc.
Lazard Retirement Global-Dynamic Multi Asset Portfolio Service Shares	Seeks total return.	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management LLC
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth[7] Class II	Seeks capital appreciation.

Legg Mason Partners Fund Advisor, LLC, investment manager; ClearBridge Investments, LLC, sub-adviser.  (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)

ClearBridge Variable Dividend Strategy Portfolio Class II	Seeks dividend income, growth of dividend income and long-term capital appreciation.

Legg Mason Partners Fund Advisor, LLC, investment manager; ClearBridge Investments, LLC, sub-adviser.  (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)

ClearBridge Variable Large Cap Growth II	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC, investment manager; ClearBridge Investments, LLC, sub-adviser.
ClearBridge Variable Mid Cap Portfolio Class II	Seeks long-term growth of capital.

Legg Mason Partners Fund Advisor, LLC, investment manager; ClearBridge Investments, LLC, sub-adviser.  (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)

ClearBridge Variable Small Cap Growth Portfolio Class II	Seeks long-term growth of capital.

Legg Mason Partners Fund Advisor, LLC, investment manager; ClearBridge Investments, LLC, sub-adviser.  (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)

Legg Mason Partners Variable Income Trust
Western Asset Core Bond Plus VIT Portfolio Class II

Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration within 30% of the average duration of the domestic bond market as a whole.

Legg Mason Partners Fund Advisor, LLC, investment manager; Western Asset Management Company, Western Asset Management Company Limited, Western Asset Management Company Ltd. and Western Asset Management Company Pte Ltd., sub-advisers

Western Asset Variable Global High Yield Bond Portfolio Class II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC, investment manager; Western Asset Management Company, Western Asset Management Company Limited & Western Asset Management Company Pte. Ltd., sub-advisers
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio[5] Class II

Seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The portfolio will seek to reduce volatility as a secondary objective.

Legg Mason Partners Fund Advisor, LLC, investment manager; QS Investors, LLC, Western Asset Management Company, sub-advisers
Lord Abbett Series Fund, Inc.
Lord Abbett Series Fund Bond Debenture Portfolio VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Developing Growth Portfolio VC	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Fundamental Equity Portfolio VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Short Duration Income Portfolio VC	Seeks a high level of income consistent with preservation of capital.	Lord, Abbett & Co. LLC
MFS® Variable Insurance Trust
MFS New Discovery Series Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS Utilities Series Service Class	Seeks total return.	Massachusetts Financial Services Company
MFS® Variable Insurance Trust II
MFS Blended Research Core Equity Portfolio Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS Corporate Bond Portfolio Service Class	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Company
MFS Emerging Markets Equity Portfolio Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS Global Tactical Allocation Portfolio Service Class	Seeks total return.	Massachusetts Financial Services Company
MFS International Intrinsic Value Portfolio Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS Technology Portfolio Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® Variable Insurance Trust III
MFS VIT III Global Real Estate Service Class	Seeks total return.	Massachusetts Financial Services Company
Northern Lights Trust
Power Income VIT Fund[5] Class 2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co., LLC
Power Dividend Index VIT Fund[9] Class 1	Seeks total return from income and capital appreciation. Capital preservation is a secondary objective.	W.E. Donoghue & Co., LLC
PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio Advisor Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	Seeks maximum real return consistent with prudent investment management.	Pacific Investment Management Company LLC
PIMCO Emerging Markets Bond Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Global Managed Asset Allocation Portfolio Formerly PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Management Company LLC
PIMCO High Yield Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Income Portfolio Advisor Class	Seeks maximum current income with long-term capital appreciation as a secondary objective.	Pacific Investment Management Company LLC
PIMCO Low Duration Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Real Return Portfolio Advisor Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Short-Term Portfolio Advisor Class	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Dynamic Bond Portfolio Advisor Class	Seeks maximum long-term return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Pioneer Variable Contracts Trust
Pioneer Bond VCT Portfolio Class II

Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The portfolio also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the portfolio.

Pioneer Investment Management, Inc.
Pioneer Equity Income VCT Portfolio Class II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Management, Inc.
Pioneer Fund VCT Portfolio Class II	Seeks reasonable income and capital growth.	Pioneer Investment Management, Inc.
Pioneer High Yield VCT[5] Portfolio Class II	Seeks to maximize total return through a combination of income and capital appreciation.	Pioneer Investment Management, Inc.
Pioneer Strategic Income VCT Portfolio Class II	Seeks a high level of current income.	Pioneer Investment Management, Inc.
The Prudential Series Fund
Prudential Series Fund Jennison 20/20 Focus Portfolio[3] Class II	Seeks long-term growth of capital.	PGIM Investments LLC
Prudential Series Fund Natural Resources Portfolio[6] Class II	Seeks long-term growth of capital.	PGIM Investments LLC
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio[6] Class II	Seeks long-term capital appreciation.	PGIM Investments LLC
Royce Capital Fund
Royce Capital Fund - Micro-Cap Portfolio[5] Service Class	Seeks long-term growth of capital.	Royce & Associates, LLC
Royce Capital Fund - Small-Cap Portfolio Service Class	Seeks long-term growth of capital.	Royce & Associates, LLC
T. Rowe Price
T. Rowe Price Blue Chip Growth Portfolio-II	Seeks to provide long-term capital growth; income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences Portfolio-II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
VanEck VIP Trust
VanEck VIP Global Hard Assets Fund S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation

*During periods of low interest rates, the yields of the money market investment option may become extremely low and possibly negative.

1This Investment Option was closed to new investors as of January 1, 2013. If you had money invested in this Investment Option as of the close of business on December 31, 2012, you may continue to make additional investments into the portfolio.  However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

2This Investment Option was closed to new investors as of May 1, 2014. If you had money invested in this Investment Option as of the close of business on April 30, 2014, you may continue to make additional investments into the portfolio.  However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

3This Investment Option was closed to new investors as of August 1, 2014. If you had money invested in this Investment Option as of the close of business on July 31, 2014, you may continue to make additional investments into the portfolio.  However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

4This Investment Option was closed to new investors as of August 3, 2015. If you had money invested in this Investment Option as of the close of business on July 31, 2015, you may continue to make additional investments into the portfolio.  However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

5This Investment Option was closed to new investors as of August 1, 2017. If you had money invested in this Investment Option as of the close of business on July 31, 2017, you may continue to make additional investments into the portfolio.  However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

6This Investment Option was closed to new investors as of April 30, 2018. If you had money invested in this Investment Option as of the close of business on April 30, 2018, you may continue to make additional investments into the portfolio.  However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

7This Investment Option was closed to new investors as of April 30, 2019. If you had money invested in this Investment Option as of the close of business on April 30, 2019, you may continue to make additional investments into the portfolio.  However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

8This Investment Option was closed to new investors as of October 4, 2019. If you had money invested in this Investment Option as of the close of business on October 4, 2019, you may continue to make additional investments into the portfolio. However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

9This Investment Option was closed to new investors as of May 1, 2020. If you had money invested in this Investment Option as of the close of business on May 1, 2020, you may continue to make additional investments into the portfolio. However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

The portfolios may make a material change in their investment policies.  In that case, we will send you notice of the change.  Within 60 days after you receive the notice, or within 60 days after the effective date of the change, if later, you may transfer any amount that you have in that investment option to another investment option. See “Transfers of Accumulation Value” on page 24.

The portfolios sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans.  We currently do not foresee any disadvantages to our owners arising from this use of the portfolios for this type of mixed and shared funding.  The funds companies will monitor for possible conflicts arising out of this practice.  If any such conflict or disadvantage does arise, we and/or the applicable fund companies may take appropriate action to protect your interests.

The portfolios available under the Contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual funds that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager.  Nevertheless, the investment performance and results of any of the portfolios that are available under the Contracts may be lower, or higher, than the investment results of such other (publicly available) mutual funds.  There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

The portfolios offered through the Contract are selected by Midland National based on several criteria, including asset class coverage, the alignment of investment objectives of a portfolio with our hedging strategy, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Of course, we also consider whether the portfolio’s adviser is an affiliate of ours. We also consider whether the portfolio, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for the sale of the policies. Another factor that we consider during the selection process is whether the portfolio or one of its service providers (e.g., the investment adviser or sub-advisers) will make payments to us or our affiliates in connection with certain administrative, marketing and support services, and the amount of any such payments, or whether affiliates of the funds can provide marketing and distribution support for sales of the Contracts.

You are responsible for choosing the investment options, and the amounts allocated to each, that are appropriate for your own individual circumstances and by your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you decisions regarding investment allocations should be carefully considered and periodically re-evaluated.

Other portfolios (or available classes) may have lower fees and better overall investment performance.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that are available to you, including each portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund company’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a portfolio. You should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the entire risk for the allocation of your premiums and accumulation value among the investment options whether or not you use the service of an adviser.  We are not responsible for any investment or other advice or services that you may receive.

You bear the risk of any decline in the accumulation value of your Contract resulting from the performance of the investment options you have chosen.

We do not recommend or endorse any particular portfolio or portfolios and we do not provide investment advice.

Availability of the Portfolios

We cannot guarantee that each portfolio will always be available for investment through the Contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in our judgment, further investment in any portfolio should become inappropriate, we may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

APPENDIX B – ENHANCED DEATH BENEFIT EXAMPLES

Enhanced Death Benefit Value Examples

Enhanced death benefit value refers to the Enhanced Death Benefit death benefit value. The enhanced death benefit value is only available as a death benefit and is not available as a surrender value.

The initial enhanced death benefit value on the Contract issue date is equal to the initial premium of the Contract that the endorsement is attached.

Example 1:

This example demonstrates the impact of the enhanced death benefit following a decline in the accumulation value due to  negative investment performance. During the enhanced death benefit step-up, on the contract anniversary, the accumulation value is $85,000, the Contract’s death benefit is $85,000, and the enhanced death benefit value (prior to the step-up) is $95,000.

The enhanced death benefit value after the step-up on the contract anniversary would stay $95,000, as the current enhanced death benefit is the greater of:

1)      $85,000 accumulation value

2)      $85,000 Contract death benefit

3)      $95,000 enhanced death benefit immediately prior to contract anniversary

Example 2:

During the enhanced death benefit step-up period, on the contract anniversary, the accumulation value is $100,000, the Contract’s death benefit is $80,000, and the enhanced death benefit current value (prior to the step-up) is $85,000.

The enhanced death benefit after the step-up on the contract anniversary would be $100,000 the accumulation value, which is the greater of:

1)      $100,000 accumulation value

2)      $80,000 Contract death benefit

3)      $85,000 enhanced death benefit immediately prior to contract anniversary

Example 3:

After the enhanced death benefit step-up period has ended, on the contract anniversary, the accumulation value is $185,000, the Contract’s death benefit is $110,000, and the enhanced death benefit value (prior to the step-up) is $115,000.

The enhanced death benefit value would not change and stay at $115,000. In this case, the step-up in the enhanced death benefit is no longer available, since the enhanced death benefit step-up period has ended.

Effects of a Partial Withdrawal on the Enhanced Death Benefit Value Examples

Any gross partial surrender amount(s), including required minimum distributions, will reduce the enhanced death benefit value by the same proportion as the reduction to the accumulation value.

Example 1:

A contract owner takes a partial withdrawal in the amount of $10,000. At the time of the partial withdrawal, prior to the partial withdrawal, the accumulation value is $100,000 and the enhanced death benefit value is $85,000.

After the partial withdrawal, the enhanced death benefit value is $76,500, which equals;

the enhanced death benefit prior to the withdrawal times one minus the withdrawal amount divided by the accumulation value prior to the withdrawal which equals $85,000 [enhanced death benefit prior to the withdrawal] times (1 – ($10,000 [withdrawal amount] divided by $100,000 [accumulation value prior to withdrawal[)) = $76,500. The accumulation value, after the partial withdrawal, is $90,000 = $100,000 - $10,000.

Example 2:

A contract owner takes a partial withdrawal in the amount of $10,000. At the time of the Partial Withdrawal, prior to the Partial Withdrawal, the accumulation value is $100,000 and the enhanced death benefit value is $200,000.

After the partial withdrawal, the enhanced death benefit value is $180,000, which equals; the enhanced death benefit prior to the withdrawal times one minus the withdrawal amount divided by the accumulation value prior to the withdrawal which equals  $200,000 [enhanced death benefit prior to the withdrawal] times (1 – ($10,000 [withdrawal amount] divided by $100,000 [accumulation value prior to withdrawal])). The accumulation value, after the partial withdrawal, is $90,000 = $100,000 - $10,000.

Example 3:

A contract owner takes a partial withdrawal in the amount of $10,000. At the time of the partial withdrawal, prior to the partial withdrawal, the accumulation value is $100,000 and the enhanced death benefit value is $100,000. After the partial withdrawal, the enhanced death benefit value is $90,000, which equals; the enhanced death benefit prior to the withdrawal times one minus the withdrawal amount divided by the accumulation value prior to the withdrawal which equals $100,000 [enhanced death benefit prior to the withdrawal] times (1 – ($10,000 [withdrawal amount] divided by $100,000 [accumulation value prior to withdrawal])). The accumulation value, after the partial withdrawal, is $90,000 = $100,000 - $10,000.

Effects of Additional Premium on the Enhanced Death Benefit Value Examples

Each time any additional premium is received, the Enhanced Death Benefit value will increase by the amount of the additional premium on dollar for dollar basis. This is true even after the annual step-up period has expired.

Example 1:

During the enhanced death benefit value step-up period, a contract owner makes an additional premium payment of $10,000. At the time of the premium payment, the enhanced death benefit value is $100,000. After the additional premium payment, the enhanced death benefit value is $110,000 = $100,000 + $10,000.

Example 2:

After the enhanced death benefit value step-up period has ended, a contract owner makes an additional premium payment of $10,000. At the time of the premium payment, the enhanced death benefit value is $100,000. After the additional premium payment, the enhanced death benefit value is $110,000 = $100,000 + $10,000.

APPENDIX C – STATE VARIATIONS

Certain contract features described in this Prospectus may vary or may not be available in your state. The state in which your Contract is issued governs whether or not certain features, riders, charges or fees are available or will vary under your Contract. These variations are reflected in your Contract and in riders or endorsements to your Contract.

This Appendix C contains an overview of state specific variations.

For Contracts issued in the state of Arizona, the following variations apply:

On written request we are required to provide within reasonable time, reasonable factual information regarding the benefits and provisions of your annuity.

If for any reason you are not satisfied with the annuity, you may return the annuity within 10 days or within 30 days if you are 65 years of age or older on the date of the application and receive a refund of the full Accumulation Value plus any fees or charges deducted from the Contract as of the date the returned Contract is received by the insurer or its insurance producer, or if greater and required by state law, premiums paid as of the date the returned Contract is received by the insured or insurance producer.

For Contracts issued in the state of California, the following variations apply:

For Owners in the state of California 60 years or older – the Free Look period is a 30-day period beginning on the day you receive your Contact. Your money will be placed in a fixed account or money market fund, unless you direct that premium to be invested in an underlying stock or bond fund portfolio during that 30-day period. If you do not direct that premium be invested in a stock or bond portfolio and you return the Contract within the 30-day period, you will be entitled to a refund of the premium and Contract fees. If you do direct that the premium be invested in a stock or bond portfolio during the 30-day period and you return the Contract during that period, you will be entitled to a refund of the Contract’s account value on the day the Contract is received by the insurance company or agent who sold you this Contract which could be less that the premium you paid for the Contract, plus any Contract fee paid. A return of the Contract after 30 days may result in a substantial penalty, known as a surrender charge, if you elect the Optional Value Endorsement.

For Contracts issued in the state of Connecticut, the following variations apply:

During the right to examine period if cancellation is made prior to delivery of the Contract we will refund all premiums paid.

Also, we currently define excessive/frequent trading as:  (a) two or more “round trips” involving the same investment option within a 60-calendar day period; or (b) six or more “round trips” involving the same investment option within a twelve month period.  “Round trip” means more than one purchase and sale of the same investment option within a 60-calendar day period. We reserve the right to revise our market timing procedures as we deem necessary or appropriate to more effectively detect and prevent market timing. Any exercise of our right to delay, restrict or reject trading activity will be applied equally and in a non-discriminatory manner to all owners.

For Contracts issued in the state of Florida, the following variations apply:

The cover page of the Contract contains a clear statement that death benefit and accumulation values will reflect the investment experience of our separate account, which may cause them to increase or decrease and are not guaranteed as to the fixed dollar amount.  To obtain additional Contract information and/or to receive assistance in resolving complaints, our 800 number is listed in a bold face type. We have omitted the right to limit investment options in which premiums are invested.

For Contracts issued in the state of Illinois, the following variations apply:

The cover page of the Contract includes contact information to contact us or the Illinois Department of Insurance should you have any complaints arise regarding your annuity.

Illinois Department of Insurance Consumer Division or Public Service Section Springfield, Illinois 62767	Midland National Life Insurance Company Annuity Division P.O. Box 79907 Des Moines, Iowa 50325-0985 Toll Free Telephone: 1-877-586-0244

For Contracts issued in the state of Montana, the following variations apply:

Death proceeds will be paid within 60 days of receiving due proof of the Owner’s death. If payment is made after the first 30 days, we agree to pay interest on the death proceeds from the 30th day until the date of payment. The interest will be at an annual interest rate determined by us not to be less than the rate required by the state of Montana.

Gender will not play a role in determining payout rates; any reference to gender has been removed.

The provisions of this Contract conform to the minimum requirements of Montana law and control over any conflicting statutes of any state in which you live on or after the Contract Effective Date.

APPENDIX D – CONDENSED FINANCIAL INFORMATION

The following tables of condensed financial information show accumulation unit values for each investment option for the period since the investment option started operation.  An accumulation unit value is the unit we use to calculate the value of your interest in a subaccount.  The tables below show two sets of accumulation unit values that reflect the current level of Separate Account annual expenses available under the Contract. One set of tables reflects the lowest Annual Asset Charge of 1.15% (for the 7-Year Optional Value Endorsement) and the other set reflects the Asset Charge of 1.35% (for the base Contract with no endorsement). No condensed financial information is shown for contracts with the Enhanced Death Benefit because the endorsement was not offered prior to May 1, 2020. Tables reflecting the other Annual Asset Charges are included in the SAI.

Table 1 - Base Contract with 7-Year Optional Value Endorsement – 1.15% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2018)	Accumulation Unit Value at End of Period (12/31/2019)	Number of Accumulation Units at End of Period
2019
AB VPS Dynamic Asset Allocation Portfolio B	$11.91	$13.57	20,612.12
AB VPS Small Cap Growth Portfolio B	$17.96	$24.14	1,018.48
AB VPS Small/Mid Cap Value Portfolio B	$16.51	$19.58	39,917.67
Alger Capital Appreciation Portfolio Class S	$20.30	$26.74	490,028.85
ALPS | Alerian Energy Infrastructure Portfolio Class III	$6.41	$7.63	89,279.43
ALPS | Red Rocks Listed Private Equity Class III	$10.39	$14.37	17,611.76
American Century VP Balanced Fund II	$10.00	$10.66	1,419.60
American Century VP Income & Growth Fund II	$10.00	$10.73	2,177.67
American Century VP Inflation Protection Fund II	$9.06	$9.75	74,900.07
American Century VP Mid Cap Value Fund II	$16.94	$21.60	374,515.73
American Century VP Ultra Fund II	$20.00	$26.59	35,574.88
American Century VP Value Fund II	$15.75	$19.76	922,174.86
American Funds IS Asset Allocation Fund Class 4	$11.80	$14.10	812,242.93
American Funds IS Blue Chip Income and Growth Fund Class 4	$12.27	$14.68	602,755.88
American Funds IS Capital Income Builder® Class 4	$9.94	$11.56	386,444.53
American Funds IS Global Growth and Income Fund Class 4	$11.30	$14.61	158,904.33
American Funds IS Global Growth Fund Class 4	$12.10	$16.13	170,464.88
American Funds IS Global Small Capitalization Fund Class 4	$10.61	$13.77	100,613.22
American Funds IS Growth Fund Class 4	$14.54	$18.75	432,601.98
American Funds IS Growth-Income Fund Class 4	$13.14	$16.35	585,146.45
American Funds IS International Fund Class 4	$10.05	$12.19	193,136.51
American Funds IS International Growth and Income Fund Class 4	$9.24	$11.18	123,650.73
American Funds IS New World Fund® Class 4	$9.35	$11.91	872,565.53
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.02	$10.42	1,019,814.02
American Funds IS Ultra-Short Bond Fund Class 4	$9.49	$9.51	229,269.45
BlackRock 60/40 Target Allocation ETF V.I. Fund Formerly BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$10.42	$12.49	120,846.10
BlackRock Advantage Large Cap Core V.I. Fund Class III	$17.59	$22.35	9,085.26
BlackRock Basic Value V.I. Fund Class III	$15.68	$19.15	73,170.27
BlackRock Capital Appreciation V.I. Fund Class III	$19.62	$25.52	25,867.05
BlackRock Equity Dividend V.I. Fund Class III	$16.32	$20.56	129,695.06
BlackRock Global Allocation V.I. Fund Class III	$11.79	$13.72	238,162.38
BlackRock Large Cap Focus Growth V.I. Fund Class III	$20.72	$27.11	62,754.57
Calvert VP S&P 500 Index Portfolio	$17.98	$23.31	3,988.97
Calvert VP SRI Balanced Portfolio	$9.70	$11.92	31,785.40
Calvert VP SRI Mid Cap Portfolio	$14.84	$19.27	45,911.16
ClearBridge Variable Aggressive Growth Portfolio Class II	$9.57	$11.80	16,432.31
ClearBridge Variable Dividend Strategy Portfolio Class II	$16.38	$21.27	192,870.43
ClearBridge Variable Large Cap Growth II	$10.78	$14.05	212,408.53
ClearBridge Variable Mid Cap Portfolio Class II	$15.43	$20.24	113,953.50
ClearBridge Variable Small Cap Growth Portfolio Class II	$18.15	$22.70	39,827.47
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$14.20	$18.65	50,378.06
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$12.91	$15.79	104,551.69
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$10.76	$11.92	185,759.56
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$11.21	$12.91	85,417.74
Columbia Variable Portfolio - Select Large-Cap Value Fund Class 2	$9.68	$12.10	16,034.07
Columbia Variable Portfolio - Seligman Global Tech Fund Class 2	$9.80	$15.01	49,530.81
Columbia Variable Portfolio - Strategic Income Fund Class 2 (added 5/1/2020)	-	-	-
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2	$10.01	$10.54	5,490.80
Delaware VIP Covered Call Strategy Series Formerly First Investors Life Series Covered Call Strategy Fund	$9.33	$11.19	2,815.93
Delaware VIP International Series Formerly First Investors Life Series International Fund	$11.31	$13.97	25,680.76
Delaware VIP Opportunity Series Formerly First Investors Life Series Opportunity Fund	$10.52	$13.54	383,808.08
Delaware VIP Total Return Series Formerly First Investors Life Series Total Return Fund	$11.35	$13.34	1,221.20
DWS Alternative Asset Allocation VIP-B	$9.47	$10.70	39,513.73
DWS CROCI® U.S. VIP-B	$13.06	$17.10	4,481.72
DWS Equity 500 Index VIP-B	$17.70	$22.87	307,350.61
DWS Global Small Cap VIP-B	$11.80	$14.12	9,300.23
DWS Small Cap Index VIP-B	$15.76	$19.46	55,688.30
DWS Small Mid Cap Value VIP-B	$13.87	$16.59	92,021.28
Eaton Vance VT Floating-Rate Income Fund	$11.24	$11.90	376,078.59
Federated Hermes High Income Bond II, Service Formerly Federated High Income Bond II, Service	$10.00	$10.39	0.00
Federated Hermes Kaufmann Fund II, Service Formerly Federated Kaufmann Fund II, Service	$10.00	$10.92	16,946.17
Federated Hermes Managed Volatility II, Service Formerly Federated Managed Volatility II, Service	$10.00	$10.72	1,064.92
Fidelity® VIP Contrafund® Portfolio Service Class 2	$17.34	$22.51	220,617.82
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$10.82	$13.82	68,592.55
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$12.64	$14.71	119,466.01
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$13.83	$16.74	76,427.37
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$14.84	$18.51	10,434.63
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.37	$9.43	85,184.18
Fidelity® VIP Growth Opportunities Portfolio Service Class 2	$10.00	$10.95	73,830.48
Fidelity® VIP High Income Portfolio Service Class 2	$12.02	$13.64	97,951.91
Fidelity® VIP International Capital Appreciation Portfolio Service Class 2 (added 5/1/2020)	-	-	-
Fidelity® VIP Mid Cap Portfolio Service Class 2	$15.27	$18.59	218,715.14
Fidelity® VIP Overseas Portfolio Service Class 2	$12.50	$15.75	23,703.70
Fidelity® VIP Real Estate Portfolio Service Class 2	$14.29	$17.37	314,684.15
Fidelity® VIP Strategic Income Portfolio Service Class 2	$11.23	$12.28	171,286.62
Fidelity® VIP Value Strategies Portfolio Service Class 2	$14.74	$19.54	53,247.49
Franklin Income VIP Fund Class 2	$12.51	$14.35	371,149.76
Franklin Mutual Global Discovery VIP Fund Class 2	$13.19	$16.22	100,545.14
Franklin Mutual Shares VIP Fund Class 2	$14.61	$17.70	88,548.82
Franklin Rising Dividends VIP Fund Class 2	$17.76	$22.69	217,993.09
Guggenheim VIF Global Managed Futures Strategy Fund	$8.07	$8.63	11,344.01
Guggenheim VIF Long Short Equity Fund	$11.24	$11.72	18,441.51
Guggenheim VIF Multi-Hedge Strategies Fund	$9.88	$10.25	56,262.36
Guggenheim VIF Small Cap Value Series Q	$13.74	$16.65	49,318.93
Invesco Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class Formerly Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$13.08	$17.98	38,540.89
Invesco Oppenheimer Global Fund/VA Service Class Formerly Oppenheimer Global Fund/VA Service Class	$11.44	$14.86	71,730.50
Invesco Oppenheimer International Growth Fund/VA Service Class Formerly Oppenheimer International Growth Fund/VA Service Class	$9.02	$11.41	261,148.94
Invesco Oppenheimer Main Street Fund/VA Service Class Formerly Oppenheimer Main Street Fund/VA Service Class	$11.73	$15.78	81,774.39
Invesco Oppenheimer Main Street Small Cap Fund/VA Service Class Formerly Oppenheimer Main Street Small Cap Fund/VA Service Class	$12.12	$14.63	102,650.64
Invesco Oppenheimer Total Return Bond Fund/VA Service Class Formerly Oppenheimer Total Return Bond Fund/VA Service Class	$10.34	$11.17	52,105.59
Ivy VIP Asset Strategy	$11.42	$13.75	48,802.03
Ivy VIP Balanced	$13.49	$16.29	119,206.42
Ivy VIP Energy	$5.71	$5.84	52,551.71
Ivy VIP Global Bond	$10.35	$11.20	25,225.09
Ivy VIP Global Equity Income	$14.55	$17.71	23,205.04
Ivy VIP Global Growth	$13.80	$17.19	26,294.79
Ivy VIP Growth	$20.79	$28.07	38,785.17
Ivy VIP High Income	$11.31	$12.43	317,229.20
Ivy VIP International Core Equity	$12.01	$14.09	209,493.67
Ivy VIP Mid Cap Growth	$16.59	$22.63	126,818.50
Ivy VIP Natural Resources	$5.87	$6.36	30,851.61
Ivy VIP Science and Technology	$19.99	$29.54	118,151.39
Ivy VIP Small Cap Core	$17.34	$21.31	175,130.86
Ivy VIP Small Cap Growth	$15.11	$18.43	84,179.73
Janus Henderson Balanced Portfolio Service Shares	$15.54	$18.78	364,669.80
Janus Henderson Enterprise Portfolio Service Shares	$16.93	$22.63	226,828.28
Janus Henderson Flexible Bond Portfolio Service Shares	$10.56	$11.40	191,300.25
Janus Henderson Global Research Portfolio Service Shares	$15.43	$19.64	22,820.65
Janus Henderson Global Technology and Innovation Portfolio Service Shares Formerly Janus Henderson Global Technology Portfolio Service Shares	$24.44	$34.99	40,773.27
Janus Henderson Mid Cap Value Portfolio Service Shares	$14.22	$18.29	59,356.62
Janus Henderson Overseas Portfolio Service Shares	$8.00	$10.02	11,095.30
Janus Henderson Research Portfolio Service Shares	$18.41	$24.61	5,676.05
John Hancock VIT Financial Industries Trust Series II	$8.37	$10.88	12,262.45
John Hancock VIT Fundamental All Cap Core Trust Series II	$8.77	$11.81	0.00
John Hancock VIT Select Bond Trust Series II	$10.09	$10.85	6,698.96
John Hancock VIT Strategic Income Opportunities Trust Series II	$9.50	$10.40	3,017.88
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$13.25	$15.42	29,658.64
Lazard Retirement International Equity Portfolio Service Shares	$11.60	$13.88	2,059.85
Lord Abbett Series Fund Bond Debenture Portfolio VC	$12.38	$13.88	401,302.52
Lord Abbett Series Fund Developing Growth Portfolio VC	$17.53	$22.83	34,008.12
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$15.77	$18.94	38,874.26
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.22	$10.61	470,106.23
MFS VIT II Blended Research Core Equity Portfolio Service Class	$11.15	$14.21	27,443.69
MFS VIT II Corporate Bond Portfolio Service Class	$10.68	$12.08	85,850.41
MFS VIT II Emerging Markets Equity Portfolio Service Class	$9.62	$11.43	73,588.28
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.94	$13.49	25,961.66
MFS VIT II International Value Portfolio Service Class	$16.32	$20.27	260,243.19
MFS VIT II Technology Portfolio Service Class	$22.75	$30.56	48,537.18
MFS VIT III Global Real Estate Service Class	$10.00	$10.94	12,363.16
MFS VIT New Discovery Portfolio Service Class	$16.44	$22.96	37,450.15
MFS VIT Utilities Portfolio Service Class	$14.84	$18.30	239,408.03
PIMCO All Asset Portfolio Advisor Class	$10.97	$12.12	45,491.44
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$4.62	$5.08	312,492.37
PIMCO Dynamic Bond Portfolio Advisor Class	$10.38	$10.76	57,317.70
PIMCO Emerging Markets Bond Portfolio Advisor Class	$11.23	$12.73	32,896.36
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$10.07	$11.64	690.04
PIMCO High Yield Portfolio Advisor Class	$12.49	$14.15	66,812.57
PIMCO Income Portfolio Advisor Class	$10.04	$10.77	173,762.81
PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class	$10.74	$11.35	21,864.48
PIMCO Low Duration Portfolio Advisor Class	$9.92	$10.20	480,739.94
PIMCO Real Return Portfolio Advisor Class	$9.41	$10.08	508,361.37
PIMCO Short-Term Portfolio Advisor Class	$10.13	$10.29	1,009,678.96
PIMCO Total Return Portfolio Advisor Class	$10.75	$11.50	405,668.26
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) Advisor Class	$9.43	$9.88	14,613.15
Pioneer Bond VCT Portfolio Class II	$11.11	$11.96	1,063,790.93
Pioneer Equity Income VCT Portfolio Class II	$17.45	$21.61	145,814.19
Pioneer Fund VCT Portfolio Class II	$17.90	$23.18	12,493.01
Pioneer High Yield VCT Portfolio Class II	$12.34	$13.94	26,040.55
Pioneer Strategic Income VCT Portfolio Class II	$11.19	$12.11	301,038.72
Power Dividend Index VIT Fund Class 1	$9.72	$9.33	36,524.30
Power Income VIT Fund Class 2	$9.63	$10.25	3,375.96
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$16.30	$20.69	0.00
Prudential Series Fund Natural Resources Portfolio Class II	$4.95	$5.39	39,013.97
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$15.02	$20.37	8,578.68
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$11.70	$13.36	5,756.58
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.00	$11.78	15,329.89
Royce Capital Fund - Small-Cap Portfolio Service Class	$13.36	$15.64	208,907.19
Rydex VIF Biotechnology Fund	$18.56	$22.88	111,765.91
Rydex VIF S&P 500 Pure Growth Fund	$18.26	$22.85	67,406.96
Rydex VIF S&P MidCap 400 Pure Growth Fund	$13.05	$14.89	53,577.85
T. Rowe Price Blue Chip Growth Portfolio-II	$13.26	$16.99	614,607.73
T. Rowe Price Health Sciences Portfolio-II	$10.06	$12.80	391,686.73
Templeton Developing Markets Fund Class 2	$9.31	$11.66	37,098.22
Templeton Foreign VIP Fund Class 2	$10.59	$11.78	892,189.97
Templeton Global Bond VIP Fund Class 2	$10.50	$10.59	857,071.35
VanEck VIP Global Hard Assets Fund S	$5.47	$6.03	156,430.26
Western Asset Core Bond Plus Portfolio Class II	$10.19	$11.27	1,174,846.07
Western Asset Variable Global High Yield Bond Portfolio Class II	$12.02	$13.55	39,165.18

Table 2 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2018)	Accumulation Unit Value at End of Period (12/31/2019)	Number of Accumulation Units at End of Period
2019
AB VPS Dynamic Asset Allocation Portfolio B	$11.81	$13.43	183,187.68
AB VPS Small Cap Growth Portfolio B	$17.80	$23.88	1,851.96
AB VPS Small/Mid Cap Value Portfolio B	$16.37	$19.36	96,072.14
Alger Capital Appreciation Portfolio Class S	$20.13	$26.46	1,067,778.31
ALPS | Alerian Energy Infrastructure Portfolio Class III	$6.35	$7.54	128,680.48
ALPS | Red Rocks Listed Private Equity Class III	$10.32	$14.24	84,492.65
American Century VP Balanced Fund II	$10.00	$10.64	32,133.65
American Century VP Income & Growth Fund II	$10.00	$10.71	23,862.75
American Century VP Inflation Protection Fund II	$8.98	$9.64	162,275.45
American Century VP Mid Cap Value Fund II	$16.79	$21.37	873,493.47
American Century VP Ultra Fund II	$19.83	$26.30	71,401.84
American Century VP Value Fund II	$15.61	$19.55	1,927,958.77
American Funds IS Asset Allocation Fund Class 4	$11.69	$13.95	2,921,328.18
American Funds IS Blue Chip Income and Growth Fund Class 4	$12.16	$14.53	1,425,468.17
American Funds IS Capital Income Builder® Class 4	$9.86	$11.44	1,057,629.62
American Funds IS Global Growth and Income Fund Class 4	$11.21	$14.45	551,089.30
American Funds IS Global Growth Fund Class 4	$11.99	$15.96	506,456.56
American Funds IS Global Small Capitalization Fund Class 4	$10.52	$13.62	219,633.36
American Funds IS Growth Fund Class 4	$14.41	$18.54	1,013,450.54
American Funds IS Growth-Income Fund Class 4	$13.03	$16.18	1,496,366.63
American Funds IS International Fund Class 4	$9.96	$12.06	402,721.70
American Funds IS International Growth and Income Fund Class 4	$9.16	$11.06	452,177.57
American Funds IS New World Fund® Class 4	$9.27	$11.78	1,577,602.15
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$9.93	$10.31	357,485.75
American Funds IS Ultra-Short Bond Fund Class 4	$9.41	$9.41	877,581.45
BlackRock 60/40 Target Allocation ETF V.I. Fund Formerly BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$10.33	$12.35	143,464.52
BlackRock Advantage Large Cap Core V.I. Fund Class III	$17.43	$22.11	21,380.24
BlackRock Basic Value V.I. Fund Class III	$15.54	$18.94	97,951.95
BlackRock Capital Appreciation V.I. Fund Class III	$19.45	$25.24	10,334.11
BlackRock Equity Dividend V.I. Fund Class III	$16.18	$20.34	638,698.78
BlackRock Global Allocation V.I. Fund Class III	$11.69	$13.58	831,946.82
BlackRock Large Cap Focus Growth V.I. Fund Class III	$20.54	$26.82	141,352.41
Calvert VP S&P 500 Index Portfolio	$17.82	$23.06	15,661.87
Calvert VP SRI Balanced Portfolio	$9.69	$11.88	49,687.45
Calvert VP SRI Mid Cap Portfolio	$14.71	$19.06	67,851.08
ClearBridge Variable Aggressive Growth Portfolio Class II	$9.51	$11.70	72,777.96
ClearBridge Variable Dividend Strategy Portfolio Class II	$16.23	$21.04	853,272.47
ClearBridge Variable Large Cap Growth II	$10.75	$13.99	726,654.42
ClearBridge Variable Mid Cap Portfolio Class II	$15.30	$20.02	303,957.12
ClearBridge Variable Small Cap Growth Portfolio Class II	$17.99	$22.46	122,083.33
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$9.98	$18.45	141,299.54
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$14.08	$15.62	152,912.98
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$12.80	$11.79	414,056.58
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$10.66	$12.77	272,353.02
Columbia Variable Portfolio - Select Large-Cap Value Fund Class 2	$11.11	$12.04	94,017.17
Columbia Variable Portfolio - Seligman Global Tech Fund Class 2	$9.65	$14.94	110,455.20
Columbia Variable Portfolio - Strategic Income Fund Class 2 (added 5/1/2020)	-	-	-
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2	$9.77	$10.49	60,292.20
Delaware VIP Covered Call Strategy Series Formerly First Investors Life Series Covered Call Strategy Fund	$9.30	$11.14	6,155.84
Delaware VIP International Series Formerly First Investors Life Series International Fund	$11.21	$13.81	75,980.11
Delaware VIP Opportunity Series Formerly First Investors Life Series Opportunity Fund	$10.43	$13.39	496,209.27
Delaware VIP Total Return Series Formerly First Investors Life Series Total Return Fund	$11.25	$13.20	29,973.01
DWS Alternative Asset Allocation VIP-B	$9.38	$10.58	96,737.64
DWS CROCI® U.S. VIP-B	$12.94	$16.92	11,188.66
DWS Equity 500 Index VIP-B	$17.55	$22.62	907,117.61
DWS Global Small Cap VIP-B	$11.69	$13.97	20,061.92
DWS Small Cap Index VIP-B	$15.62	$19.25	214,239.67
DWS Small Mid Cap Value VIP-B	$13.75	$16.41	208,918.88
Eaton Vance VT Floating-Rate Income Fund	$11.14	$11.77	1,665,269.86
Federated Hermes High Income Bond II, Service Formerly Federated High Income Bond II, Service	$10.00	$10.37	17,900.84
Federated Hermes Kaufmann Fund II, Service Formerly Federated Kaufmann Fund II, Service	$10.00	$10.91	45,869.43
Federated Hermes Managed Volatility II, Service Formerly Federated Managed Volatility II, Service	$10.00	$10.71	1,360.06
Fidelity® VIP Contrafund® Portfolio Service Class 2	$17.19	$22.26	624,892.02
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$10.73	$13.67	218,489.17
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$12.53	$14.55	212,593.93
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$13.71	$16.56	112,012.40
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$14.71	$18.31	28,778.56
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.29	$9.33	319,474.96
Fidelity® VIP Growth Opportunities Portfolio Service Class 2	$10.00	$10.94	39,902.53
Fidelity® VIP High Income Portfolio Service Class 2	$11.91	$13.49	193,553.19
Fidelity® VIP International Capital Appreciation Portfolio Service Class 2 (added 5/1/2020)	-	-	-
Fidelity® VIP Mid Cap Portfolio Service Class 2	$15.14	$18.39	367,526.04
Fidelity® VIP Overseas Portfolio Service Class 2	$12.39	$15.58	41,038.52
Fidelity® VIP Real Estate Portfolio Service Class 2	$14.17	$17.18	782,339.08
Fidelity® VIP Strategic Income Portfolio Service Class 2	$11.13	$12.15	736,588.63
Fidelity® VIP Value Strategies Portfolio Service Class 2	$14.61	$19.33	114,457.45
Franklin Income VIP Fund Class 2	$12.40	$14.20	1,216,546.99
Franklin Mutual Global Discovery VIP Fund Class 2	$13.08	$16.04	331,906.08
Franklin Mutual Shares VIP Fund Class 2	$14.48	$17.51	299,876.14
Franklin Rising Dividends VIP Fund Class 2	$17.60	$22.44	683,459.95
Guggenheim VIF Global Managed Futures Strategy Fund	$8.00	$8.53	29,261.22
Guggenheim VIF Long Short Equity Fund	$11.14	$11.60	36,608.11
Guggenheim VIF Multi-Hedge Strategies Fund	$9.79	$10.14	140,464.02
Guggenheim VIF Small Cap Value Series Q	$13.62	$16.47	114,077.63
Invesco Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class Formerly Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$12.97	$17.78	91,825.79
Invesco Oppenheimer Global Fund/VA Service Class Formerly Oppenheimer Global Fund/VA Service Class	$11.34	$14.70	239,969.33
Invesco Oppenheimer International Growth Fund/VA Service Class Formerly Oppenheimer International Growth Fund/VA Service Class	$8.94	$11.29	674,358.23
Invesco Oppenheimer Main Street Fund/VA Service Class Formerly Oppenheimer Main Street Fund/VA Service Class	$11.63	$15.61	358,570.75
Invesco Oppenheimer Main Street Small Cap Fund/VA Service Class Formerly Oppenheimer Main Street Small Cap Fund/VA Service Class	$12.01	$14.47	208,081.87
Invesco Oppenheimer Total Return Bond Fund/VA Service Class Formerly Oppenheimer Total Return Bond Fund/VA Service Class	$10.25	$11.05	172,256.71
Ivy VIP Asset Strategy	$11.32	$13.60	286,469.26
Ivy VIP Balanced	$13.37	$16.11	373,775.82
Ivy VIP Energy	$5.66	$5.78	185,566.83
Ivy VIP Global Bond	$10.26	$11.08	73,129.40
Ivy VIP Global Equity Income	$14.42	$17.52	45,723.05
Ivy VIP Global Growth	$13.68	$17.00	22,239.78
Ivy VIP Growth	$20.60	$27.76	83,641.24
Ivy VIP High Income	$11.21	$12.30	776,364.12
Ivy VIP International Core Equity	$11.90	$13.94	318,627.93
Ivy VIP Mid Cap Growth	$16.45	$22.38	178,392.51
Ivy VIP Natural Resources	$5.82	$6.29	104,168.09
Ivy VIP Science and Technology	$19.81	$29.22	230,231.42
Ivy VIP Small Cap Core	$17.19	$21.08	365,097.59
Ivy VIP Small Cap Growth	$14.98	$18.23	239,209.77
Janus Henderson Balanced Portfolio Service Shares	$15.40	$18.58	1,778,245.26
Janus Henderson Enterprise Portfolio Service Shares	$16.79	$22.38	811,014.40
Janus Henderson Flexible Bond Portfolio Service Shares	$10.46	$11.28	347,022.79
Janus Henderson Global Research Portfolio Service Shares	$15.30	$19.43	25,123.87
Janus Henderson Global Technology and Innovation Portfolio Service Shares Formerly Janus Henderson Global Technology Portfolio Service Shares	$24.22	$34.61	111,274.88
Janus Henderson Mid Cap Value Portfolio Service Shares	$14.10	$18.09	121,582.11
Janus Henderson Overseas Portfolio Service Shares	$7.93	$9.91	35,218.15
Janus Henderson Research Portfolio Service Shares	$18.25	$24.34	16,285.14
John Hancock VIT Financial Industries Trust Series II	$8.35	$10.84	23,608.00
John Hancock VIT Fundamental All Cap Core Trust Series II	$8.76	$11.77	5,833.72
John Hancock VIT Select Bond Trust Series II	$10.08	$10.81	7,997.54
John Hancock VIT Strategic Income Opportunities Trust Series II	$9.49	$10.37	24,200.00
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$13.13	$15.26	55,994.55
Lazard Retirement International Equity Portfolio Service Shares	$11.50	$13.73	72,634.06
Lord Abbett Series Fund Bond Debenture Portfolio VC	$12.27	$13.73	1,188,303.36
Lord Abbett Series Fund Developing Growth Portfolio VC	$17.37	$22.59	91,183.88
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$15.63	$18.74	50,671.62
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.15	$10.52	1,338,395.04
MFS VIT II Blended Research Core Equity Portfolio Service Class	$11.08	$14.08	99,637.31
MFS VIT II Corporate Bond Portfolio Service Class	$10.58	$11.95	197,527.99
MFS VIT II Emerging Markets Equity Portfolio Service Class	$9.54	$11.31	221,786.59
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.83	$13.34	73,273.33
MFS VIT II International Value Portfolio Service Class	$16.18	$20.05	453,426.53
MFS VIT II Technology Portfolio Service Class	$22.55	$30.23	90,240.78
MFS VIT III Global Real Estate Service Class	$10.00	$10.93	18,480.51
MFS VIT New Discovery Portfolio Service Class	$16.29	$22.71	104,764.22
MFS VIT Utilities Portfolio Service Class	$14.71	$18.11	352,136.07
PIMCO All Asset Portfolio Advisor Class	$10.88	$11.99	289,778.11
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$4.58	$5.03	725,879.33
PIMCO Dynamic Bond Portfolio Advisor Class	$10.31	$10.66	177,517.86
PIMCO Emerging Markets Bond Portfolio Advisor Class	$11.13	$12.59	105,653.13
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.98	$11.51	48,784.69
PIMCO High Yield Portfolio Advisor Class	$12.38	$14.00	503,378.67
PIMCO Income Portfolio Advisor Class	$10.01	$10.72	2,867,254.38
PIMCO Low Duration Portfolio Advisor Class	$9.84	$10.09	1,857,094.94
PIMCO Real Return Portfolio Advisor Class	$9.33	$9.97	1,512,410.07
PIMCO Short-Term Portfolio Advisor Class	$10.05	$10.18	3,248,482.37
PIMCO Total Return Portfolio Advisor Class	$10.65	$11.38	2,744,038.16
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) Advisor Class	$9.34	$9.77	21,212.33
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class	$10.66	$11.25	149,846.14
Pioneer Bond VCT Portfolio Class II	$11.01	$11.83	2,717,739.90
Pioneer Equity Income VCT Portfolio Class II	$17.30	$21.37	449,407.58
Pioneer Fund VCT Portfolio Class II	$17.74	$22.93	17,415.52
Pioneer High Yield VCT Portfolio Class II	$12.23	$13.79	63,009.99
Pioneer Strategic Income VCT Portfolio Class II	$11.09	$11.98	768,716.24
Power Dividend Index VIT Fund Class 1	$9.69	$9.29	842,861.22
Power Income VIT Fund Class 2	$9.54	$10.14	74,055.28
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$16.16	$20.47	19,300.29
Prudential Series Fund Natural Resources Portfolio Class II	$4.90	$5.33	125,424.70
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$14.89	$20.15	9,711.19
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$11.59	$13.21	26,741.80
Royce Capital Fund - Micro-Cap Portfolio Service Class	$9.91	$11.65	25,117.95
Royce Capital Fund - Small-Cap Portfolio Service Class	$13.24	$15.47	359,098.07
Rydex VIF Biotechnology Fund	$18.40	$22.63	144,981.26
Rydex VIF S&P 500 Pure Growth Fund	$18.10	$22.61	111,278.73
Rydex VIF S&P MidCap 400 Pure Growth Fund	$12.94	$14.73	49,530.18
T. Rowe Price Blue Chip Growth Portfolio-II	$13.17	$16.84	1,655,451.16
T. Rowe Price Health Sciences Portfolio-II	$10.00	$12.68	740,065.97
Templeton Developing Markets Fund Class 2	$9.23	$11.54	284,275.08
Templeton Foreign VIP Fund Class 2	$10.50	$11.65	2,211,673.08
Templeton Global Bond VIP Fund Class 2	$10.41	$10.48	2,038,516.32
VanEck VIP Global Hard Assets Fund S	$5.42	$5.96	90,967.28
Western Asset Core Bond Plus Portfolio Class II	$10.12	$11.17	4,661,790.41
Western Asset Variable Global High Yield Bond Portfolio Class II	$11.91	$13.40	49,713.80

Table 1 - Base Contract with 7-Year Optional Value Endorsement – 1.15% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2017)	Accumulation Unit Value at End of Period (12/31/2018)	Number of Accumulation Units at End of Period
2018
AB VPS Dynamic Asset Allocation Portfolio B	$13.01	$11.91	20,711.10
AB VPS Small Cap Growth Portfolio B	$18.37	$17.96	775.99
AB VPS Small/Mid Cap Value Portfolio B	$19.72	$16.51	34,210.24
Alger Capital Appreciation Portfolio Class S	$20.62	$20.30	517,253.13
ALPS | Alerian Energy Infrastructure Portfolio Class III	$8.00	$6.41	112,722.06
ALPS | Red Rocks Listed Private Equity Class III	$12.02	$10.39	12,456.94
American Century VP Inflation Protection Fund II	$9.43	$9.06	50,363.47
American Century VP Mid Cap Value Fund II	$19.69	$16.94	314,304.09
American Century VP Ultra Fund II	$20.11	$20.00	46,146.61
American Century VP Value Fund II	$17.56	$15.75	877,365.06
American Funds IS Asset Allocation Fund Class 4	$12.54	$11.80	802,623.81
American Funds IS Blue Chip Income and Growth Fund Class 4	$13.63	$12.27	533,557.27
American Funds IS Capital Income Builder® Class 4	$10.85	$9.94	351,383.47
American Funds IS Global Growth and Income Fund Class 4	$12.69	$11.30	175,462.50
American Funds IS Global Growth Fund Class 4	$13.48	$12.10	124,134.68
American Funds IS Global Small Capitalization Fund Class 4	$12.04	$10.61	102,838.38
American Funds IS Growth Fund Class 4	$14.78	$14.54	403,597.26
American Funds IS Growth-Income Fund Class 4	$13.58	$13.14	555,944.36
American Funds IS International Fund Class 4	$11.74	$10.05	211,438.48
American Funds IS International Growth and Income Fund Class 4	$10.56	$9.24	104,574.51
American Funds IS New World Fund® Class 4	$11.03	$9.35	833,906.02
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.09	$10.02	707,741.15
American Funds IS Ultra-Short Bond Fund Class 4	$9.49	$9.49	241,669.87
BlackRock Advantage Large Cap Core V.I. Fund Class III	$18.83	$17.59	18,837.87
BlackRock Basic Value V.I. Fund Class III	$17.26	$15.68	78,685.43
BlackRock Capital Appreciation V.I. Fund Class III	$19.44	$19.62	33,101.38
BlackRock Equity Dividend V.I. Fund Class III	$17.83	$16.32	119,401.06
BlackRock Global Allocation V.I. Fund Class III	$12.91	$11.79	279,876.54
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$11.12	$10.42	28,460.68
BlackRock Large Cap Focus Growth V.I. Fund Class III	$20.40	$20.72	34,231.54
Calvert VP S&P 500 Index Portfolio	$19.09	$17.98	4,617.22
Calvert VP SRI Balanced Portfolio (Added May 1, 2018)	$10.00	$9.70	21,499.30
Calvert VP SRI Mid Cap Portfolio	$15.71	$14.84	39,163.85
ClearBridge Variable Aggressive Growth Portfolio Class II	$10.59	$9.57	13,185.93
ClearBridge Variable Dividend Strategy Portfolio Class II	$17.44	$16.38	169,913.10
ClearBridge Variable Large Cap Growth II	$10.93	$10.78	162,321.30
ClearBridge Variable Mid Cap Portfolio Class II	$17.91	$15.43	105,687.84
ClearBridge Variable Small Cap Growth Portfolio Class II	$17.79	$18.15	24,273.84
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$15.81	$14.20	47,808.24
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$13.89	$12.91	83,146.03
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$11.75	$10.76	194,247.14
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$11.81	$11.21	91,836.65
Columbia Variable Portfolio Select Large-Cap Value Fund Class 2	$11.18	$9.68	14,568.73
Columbia Variable Portfolio Seligman Global Tech Fund Class 2	$10.82	$9.80	18,792.01
Columbia Variable Portfolio US Government Mortgage Fund Class 2	$9.97	$10.01	110.02
DWS Alternative Asset Allocation VIP-B	$10.56	$9.47	57,956.21
DWS CROCI® U.S. VIP-B	$14.79	$13.06	4,558.87
DWS Equity 500 Index VIP-B	$18.84	$17.70	270,362.02
DWS Global Small Cap VIP-B	$15.06	$11.80	6,785.29
DWS Small Cap Index VIP-B	$18.00	$15.76	55,166.58
DWS Small Mid Cap Value VIP-B	$16.77	$13.87	91,027.43
Eaton Vance VT Floating-Rate Income Fund	$11.38	$11.24	328,056.96
Fidelity® VIP Contrafund® Portfolio Service Class 2	$18.79	$17.34	202,305.87
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$13.38	$10.82	64,511.28
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$13.52	$12.64	110,750.52
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$15.15	$13.83	77,831.66
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$16.52	$14.84	20,527.14
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.35	$9.37	31,938.95
Fidelity® VIP High Income Portfolio Service Class 2	$12.62	$12.02	53,042.53
Fidelity® VIP Mid Cap Portfolio Service Class 2	$18.13	$15.27	204,329.82
Fidelity® VIP Overseas Portfolio Service Class 2	$14.88	$12.50	24,661.60
Fidelity® VIP Real Estate Portfolio Service Class 2	$15.46	$14.29	286,534.22
Fidelity® VIP Strategic Income Portfolio Service Class 2	$11.69	$11.23	171,076.06
Fidelity® VIP Value Strategies Portfolio Service Class 2	$18.07	$14.74	57,045.91
First Investors Life Series Covered Call Strategy Fund	$10.48	$9.33	2,788.41
First Investors Life Series International Fund	$13.02	$11.31	27,496.68
First Investors Life Series Opportunity Fund	$12.58	$10.52	419,513.79
First Investors Life Series Total Return Fund	$12.44	$11.35	1,600.80
Franklin Income VIP Fund Class 2	$13.22	$12.51	357,605.32
Franklin Mutual Global Discovery VIP Fund Class 2	$15.03	$13.19	103,468.04
Franklin Mutual Shares VIP Fund Class 2	$16.25	$14.61	89,583.14
Franklin Rising Dividends VIP Fund Class 2	$18.92	$17.76	214,686.09
Guggenheim VIF Global Managed Futures Strategy Fund	$8.97	$8.07	11,478.85
Guggenheim VIF Long Short Equity Fund	$13.06	$11.24	15,912.56
Guggenheim VIF Multi-Hedge Strategies Fund	$10.52	$9.88	60,910.67
Guggenheim VIF Small Cap Value Series Q	$15.91	$13.74	48,520.90
Ivy VIP Asset Strategy	$12.22	$11.42	52,153.93
Ivy VIP Balanced	$14.11	$13.49	118,980.74
Ivy VIP Energy	$8.77	$5.71	51,536.66
Ivy VIP Global Bond	$10.49	$10.35	31,545.70
Ivy VIP Global Equity Income	$16.66	$14.55	23,923.48
Ivy VIP Global Growth	$14.90	$13.80	18,536.28
Ivy VIP Growth	$20.56	$20.79	39,150.91
Ivy VIP High Income	$11.69	$11.31	300,072.88
Ivy VIP International Core Equity	$14.78	$12.01	221,987.66
Ivy VIP Mid Cap Growth	$16.80	$16.59	114,241.66
Ivy VIP Natural Resources	$7.74	$5.87	19,327.31
Ivy VIP Science and Technology	$21.34	$19.99	111,940.96
Ivy VIP Small Cap Core	$19.60	$17.34	163,614.85
Ivy VIP Small Cap Growth	$15.94	$15.11	61,549.08
Janus Henderson Balanced Portfolio Service Shares	$15.65	$15.54	231,473.77
Janus Henderson Enterprise Portfolio Service Shares	$17.25	$16.93	196,400.30
Janus Henderson Flexible Bond Portfolio Service Shares	$10.82	$10.56	144,544.35
Janus Henderson Global Research Portfolio Service Shares	$16.80	$15.43	14,425.91
Janus Henderson Global Technology Portfolio Service Shares	$24.50	$24.44	36,590.26
Janus Henderson Global Unconstrained Bond Portfolio Service Shares	$10.07	$9.58	10,352.47
Janus Henderson Mid Cap Value Portfolio Service Shares	$16.70	$14.22	59,797.82
Janus Henderson Overseas Portfolio Service Shares	$9.53	$8.00	11,382.14
Janus Henderson Research Portfolio Service Shares	$19.17	$18.41	8,888.24
John Hancock VIT Financial Industries Trust Series II (Added May 1, 2018)	$10.00	$8.37	6,158.33
John Hancock VIT Fundamental All Cap Core Trust Series II (Added May 1, 2018)	$10.00	$8.77	0.00
John Hancock VIT Select Bond Trust Series II (Added May 1, 2018)	$10.00	$10.09	0.00
John Hancock VIT Strategic Income Opportunities Trust Series II (Added May 1, 2018)	$10.00	$9.50	3,017.88
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$14.34	$13.25	32,994.36
Lazard Retirement International Equity Portfolio Service Shares	$13.63	$11.60	2,435.62
Lord Abbett Series Fund Bond Debenture Portfolio VC	$13.05	$12.38	396,530.37
Lord Abbett Series Fund Developing Growth Portfolio VC	$16.91	$17.53	50,034.17
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$17.37	$15.77	42,619.16
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.22	$10.22	282,838.46
MFS VIT II Blended Research Core Equity Portfolio Service Class	$12.26	$11.15	27,824.42
MFS VIT II Corporate Bond Portfolio Service Class	$11.17	$10.68	73,483.67
MFS VIT II Emerging Markets Equity Portfolio Service Class	$11.34	$9.62	65,824.87
MFS VIT II Global Tactical Allocation Portfolio Service Class	$12.69	$11.94	27,939.53
MFS VIT II International Value Portfolio Service Class	$18.29	$16.32	230,901.83
MFS VIT II Technology Portfolio Service Class	$22.67	$22.75	51,050.55
MFS VIT New Discovery Portfolio Service Class	$16.92	$16.44	30,684.60
MFS VIT Utilities Portfolio Service Class	$14.89	$14.84	190,419.31
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$14.12	$13.08	25,052.67
Oppenheimer Global Fund/VA Service Class	$13.36	$11.44	92,875.36
Oppenheimer International Growth Fund/VA Service Class	$11.34	$9.02	175,552.96
Oppenheimer Main Street Fund/VA Service Class	$13.26	$11.73	107,143.63
Oppenheimer Main Street Small Cap Fund/VA Service Class	$13.34	$12.12	72,307.94
Oppenheimer Total Return Bond Fund/VA Service Class	$10.60	$10.34	44,299.42
PIMCO All Asset Portfolio Advisor Class	$11.74	$10.97	60,415.71
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$5.44	$4.62	336,342.80
PIMCO Dynamic Bond Portfolio Advisor Class Formerly PIMCO VIT Unconstrained Bond Portfolio Advisor Class	$10.40	$10.38	54,347.75
PIMCO Emerging Markets Bond Portfolio Advisor Class	$11.94	$11.23	34,079.19
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$10.79	$10.07	687.39
PIMCO High Yield Portfolio Advisor Class	$12.99	$12.49	58,722.15
PIMCO Income Portfolio Advisor Class	$10.13	$10.04	76,436.13
PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class Formerly PIMCO VIT Foreign Bond (USD-Hedged) Portfolio	$10.65	$10.74	20,582.04
PIMCO Low Duration Portfolio Advisor Class	$10.02	$9.92	476,047.99
PIMCO Real Return Portfolio Advisor Class	$9.74	$9.41	493,556.19
PIMCO Short-Term Portfolio Advisor Class	$10.11	$10.13	961,834.97
PIMCO Total Return Portfolio Advisor Class	$10.94	$10.75	353,873.31
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) Advisor Class Formerly PIMCO VIT Global Bond Portfolio (Unhedged) Advisor Class	$9.97	$9.43	14,179.64
Pioneer Bond VCT Portfolio Class II	$11.35	$11.11	1,014,051.66
Pioneer Equity Income VCT Portfolio Class II	$19.35	$17.45	130,572.20
Pioneer Fund VCT Portfolio Class II	$18.43	$17.90	12,606.42
Pioneer High Yield VCT Portfolio Class II	$13.00	$12.34	26,259.75
Pioneer Strategic Income VCT Portfolio Class II	$11.54	$11.19	261,815.34
Power Dividend Index VIT Fund Class 1	$10.69	$9.72	44,353.91
Power Income VIT Fund Class 2	$10.08	$9.63	777.76
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$17.49	$16.30	0.00
Prudential Series Fund Natural Resources Portfolio Class II	$6.13	$4.95	36,437.16
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$16.55	$15.02	8,946.62
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$12.76	$11.70	5,846.11
Royce Capital Fund - Micro-Cap Portfolio Service Class	$11.15	$10.00	14,430.17
Royce Capital Fund - Small-Cap Portfolio Service Class	$14.77	$13.36	215,153.24
Rydex VIF Biotechnology Fund	$20.74	$18.56	119,663.26
Rydex VIF S&P 500 Pure Growth Fund	$19.58	$18.26	80,828.33
Rydex VIF S&P MidCap 400 Pure Growth Fund	$15.50	$13.05	52,788.39
T. Rowe Price Blue Chip Growth Portfolio-II	$13.20	$13.26	446,357.38
T. Rowe Price Health Sciences Portfolio-II	$10.09	$10.06	298,644.03
Templeton Developing Markets Fund Class 2	$11.19	$9.31	51,164.13
Templeton Foreign VIP Fund Class 2	$12.67	$10.59	836,221.23
Templeton Global Bond VIP Fund Class 2	$10.42	$10.50	755,238.70
VanEck VIP Global Hard Assets Fund S	$7.73	$5.47	152,281.55
Western Asset Core Bond Plus Portfolio Class II	$10.59	$10.19	1,044,739.04
Western Asset Variable Global High Yield Bond Portfolio Class II	$12.69	$12.02	18,335.09

Table 2 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2017)	Accumulation Unit Value at End of Period (12/31/2018)	Number of Accumulation Units at End of Period
2018
AB VPS Dynamic Asset Allocation Portfolio B	$12.92	$11.81	54,169.88
AB VPS Small Cap Growth Portfolio B	$18.24	$17.80	1,742.86
AB VPS Small/Mid Cap Value Portfolio B	$19.59	$16.37	89,156.72
Alger Capital Appreciation Portfolio Class S	$20.48	$20.13	1,189,214.01
ALPS | Alerian Energy Infrastructure Portfolio Class III	$7.94	$6.35	128,625.20
ALPS | Red Rocks Listed Private Equity Class III	$11.96	$10.32	94,521.60
American Century VP Inflation Protection Fund II	$9.36	$8.98	154,745.27
American Century VP Mid Cap Value Fund II	$19.55	$16.79	765,443.19
American Century VP Ultra Fund II	$19.98	$19.83	80,670.60
American Century VP Value Fund II	$17.44	$15.61	1,834,463.77
American Funds IS Asset Allocation Fund Class 4	$12.46	$11.69	2,513,200.55
American Funds IS Blue Chip Income and Growth Fund Class 4	$13.54	$12.16	1,376,983.16
American Funds IS Capital Income Builder® Class 4	$10.77	$9.86	1,006,261.77
American Funds IS Global Growth and Income Fund Class 4	$12.61	$11.21	574,827.25
American Funds IS Global Growth Fund Class 4	$13.39	$11.99	409,886.54
American Funds IS Global Small Capitalization Fund Class 4	$11.96	$10.52	166,977.86
American Funds IS Growth Fund Class 4	$14.68	$14.41	960,095.51
American Funds IS Growth-Income Fund Class 4	$13.48	$13.03	1,206,294.29
American Funds IS International Fund Class 4	$11.66	$9.96	377,723.28
American Funds IS International Growth and Income Fund Class 4	$10.48	$9.16	401,151.26
American Funds IS New World Fund® Class 4	$10.96	$9.27	1,468,560.07
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.02	$9.93	259,536.80
American Funds IS Ultra-Short Bond Fund Class 4	$9.43	$9.41	902,393.50
BlackRock Advantage Large Cap Core V.I. Fund Class III	$18.70	$17.43	24,262.81
BlackRock Basic Value V.I. Fund Class III	$17.15	$15.54	124,868.31
BlackRock Capital Appreciation V.I. Fund Class III	$19.31	$19.45	12,289.31
BlackRock Equity Dividend V.I. Fund Class III	$17.71	$16.18	567,362.94
BlackRock Global Allocation V.I. Fund Class III	$12.82	$11.69	921,672.88
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$11.04	$10.33	79,804.68
BlackRock Large Cap Focus Growth V.I. Fund Class III	$20.26	$20.54	102,222.05
Calvert VP S&P 500 Index Portfolio	$18.96	$17.82	28,212.98
Calvert VP SRI Balanced Portfolio (Added May 1, 2018)	$10.00	$9.69	4,901.22
Calvert VP SRI Mid Cap Portfolio	$15.60	$14.71	59,900.69
ClearBridge Variable Aggressive Growth Portfolio Class II	$10.54	$9.51	76,296.79
ClearBridge Variable Dividend Strategy Portfolio Class II	$17.32	$16.23	472,279.18
ClearBridge Variable Large Cap Growth II	$10.92	$10.75	560,699.58
ClearBridge Variable Mid Cap Portfolio Class II	$17.78	$15.30	312,761.82
ClearBridge Variable Small Cap Growth Portfolio Class II	$17.67	$17.99	133,467.11
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$15.71	$9.98	13,236.90
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$13.80	$14.08	156,697.74
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$11.67	$12.80	156,858.18
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$11.73	$10.66	504,526.17
Columbia Variable Portfolio Select Large-Cap Value Fund Class 2	$11.18	$11.11	258,958.02
Columbia Variable Portfolio Seligman Global Tech Fund Class 2	$10.82	$9.65	78,096.43
Columbia Variable Portfolio US Government Mortgage Fund Class 2	$9.96	$9.77	79,023.00
DWS Alternative Asset Allocation VIP-B	$10.49	$9.38	123,040.27
DWS CROCI® U.S. VIP-B	$14.69	$12.94	14,996.76
DWS Equity 500 Index VIP-B	$18.71	$17.55	657,917.90
DWS Global Small Cap VIP-B	$14.95	$11.69	20,465.54
DWS Small Cap Index VIP-B	$17.88	$15.62	147,731.44
DWS Small Mid Cap Value VIP-B	$16.66	$13.75	239,355.99
Eaton Vance VT Floating-Rate Income Fund	$11.30	$11.14	1,756,901.98
Fidelity® VIP Contrafund® Portfolio Service Class 2	$18.66	$17.19	611,121.82
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$13.29	$10.73	225,418.63
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$13.42	$12.53	150,574.42
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$15.05	$13.71	76,226.91
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$16.40	$14.71	29,799.95
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.29	$9.29	242,353.71
Fidelity® VIP High Income Portfolio Service Class 2	$12.53	$11.91	141,678.66
Fidelity® VIP Mid Cap Portfolio Service Class 2	$18.00	$15.14	393,704.92
Fidelity® VIP Overseas Portfolio Service Class 2	$14.78	$12.39	53,654.41
Fidelity® VIP Real Estate Portfolio Service Class 2	$15.35	$14.17	671,282.41
Fidelity® VIP Strategic Income Portfolio Service Class 2	$11.61	$11.13	648,871.64
Fidelity® VIP Value Strategies Portfolio Service Class 2	$17.95	$14.61	130,071.71
First Investors Life Series Covered Call Strategy Fund	$10.48	$9.30	5,505.11
First Investors Life Series International Fund	$12.94	$11.21	75,333.54
First Investors Life Series Opportunity Fund	$12.50	$10.43	568,848.21
First Investors Life Series Total Return Fund	$12.35	$11.25	25,832.07
Franklin Income VIP Fund Class 2	$13.13	$12.40	1,172,525.15
Franklin Mutual Global Discovery VIP Fund Class 2	$14.93	$13.08	360,209.82
Franklin Mutual Shares VIP Fund Class 2	$16.14	$14.48	322,634.79
Franklin Rising Dividends VIP Fund Class 2	$18.80	$17.60	696,815.78
Guggenheim VIF Global Managed Futures Strategy Fund	$8.91	$8.00	34,869.83
Guggenheim VIF Long Short Equity Fund	$12.97	$11.14	23,350.49
Guggenheim VIF Multi-Hedge Strategies Fund	$10.45	$9.79	168,659.70
Guggenheim VIF Small Cap Value Series Q	$15.80	$13.62	121,477.89
Ivy VIP Asset Strategy	$12.13	$11.32	317,080.01
Ivy VIP Balanced	$14.01	$13.37	394,476.96
Ivy VIP Energy	$8.71	$5.66	134,813.87
Ivy VIP Global Bond	$10.42	$10.26	63,668.49
Ivy VIP Global Equity Income	$16.55	$14.42	50,913.85
Ivy VIP Global Growth	$14.80	$13.68	25,204.13
Ivy VIP Growth	$20.42	$20.60	82,097.08
Ivy VIP High Income	$11.61	$11.21	806,212.67
Ivy VIP International Core Equity	$14.68	$11.90	288,933.52
Ivy VIP Mid Cap Growth	$16.68	$16.45	171,195.41
Ivy VIP Natural Resources	$7.69	$5.82	85,192.75
Ivy VIP Science and Technology	$21.19	$19.81	216,914.52
Ivy VIP Small Cap Core	$19.46	$17.19	376,552.09
Ivy VIP Small Cap Growth	$15.84	$14.98	213,842.01
Janus Henderson Balanced Portfolio Service Shares	$15.55	$15.40	1,347,960.45
Janus Henderson Enterprise Portfolio Service Shares	$17.13	$16.79	708,176.07
Janus Henderson Flexible Bond Portfolio Service Shares	$10.75	$10.46	349,876.82
Janus Henderson Global Research Portfolio Service Shares	$16.69	$15.30	29,519.84
Janus Henderson Global Technology Portfolio Service Shares	$24.33	$24.22	99,463.43
Janus Henderson Mid Cap Value Portfolio Service Shares	$16.58	$14.10	115,667.66
Janus Henderson Overseas Portfolio Service Shares	$9.47	$7.93	35,506.77
Janus Henderson Research Portfolio Service Shares	$19.04	$18.25	16,510.49
John Hancock VIT Financial Industries Trust Series II (Added May 1, 2018)	$10.00	$8.35	7,340.49
John Hancock VIT Fundamental All Cap Core Trust Series II (Added May 1, 2018)	$10.00	$8.76	5,610.79
John Hancock VIT Select Bond Trust Series II (Added May 1, 2018)	$10.00	$10.08	384.54
John Hancock VIT Strategic Income Opportunities Trust Series II (Added May 1, 2018)	$10.00	$9.49	6,072.37
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$14.24	$13.13	74,327.36
Lazard Retirement International Equity Portfolio Service Shares	$13.54	$11.50	67,939.41
Lord Abbett Series Fund Bond Debenture Portfolio VC	$12.96	$12.27	1,002,258.79
Lord Abbett Series Fund Developing Growth Portfolio VC	$16.79	$17.37	93,862.73
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$17.25	$15.63	52,238.95
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.17	$10.15	1,323,337.56
MFS VIT II Blended Research Core Equity Portfolio Service Class	$12.20	$11.08	158,720.74
MFS VIT II Corporate Bond Portfolio Service Class	$11.10	$10.58	188,739.56
MFS VIT II Emerging Markets Equity Portfolio Service Class	$11.26	$9.54	190,643.07
MFS VIT II Global Tactical Allocation Portfolio Service Class	$12.60	$11.83	55,355.51
MFS VIT II International Value Portfolio Service Class	$18.16	$16.18	447,160.16
MFS VIT II Technology Portfolio Service Class	$22.52	$22.55	75,042.35
MFS VIT New Discovery Portfolio Service Class	$16.80	$16.29	69,387.62
MFS VIT Utilities Portfolio Service Class	$14.79	$14.71	344,417.94
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$14.03	$12.97	59,924.20
Oppenheimer Global Fund/VA Service Class	$13.27	$11.34	214,847.62
Oppenheimer International Growth Fund/VA Service Class	$11.27	$8.94	471,042.31
Oppenheimer Main Street Fund/VA Service Class	$13.17	$11.63	177,202.27
Oppenheimer Main Street Small Cap Fund/VA Service Class	$13.25	$12.01	293,741.51
Oppenheimer Total Return Bond Fund/VA Service Class	$10.53	$10.25	89,055.26
PIMCO All Asset Portfolio Advisor Class	$11.66	$10.88	325,092.97
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$5.41	$4.58	783,269.47
PIMCO Dynamic Bond Portfolio Advisor Class Formerly PIMCO VIT Unconstrained Bond Portfolio Advisor Class	$10.35	$10.31	147,961.85
PIMCO Emerging Markets Bond Portfolio Advisor Class	$11.86	$11.13	104,804.13
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$10.72	$9.98	43,458.15
PIMCO High Yield Portfolio Advisor Class	$12.90	$12.38	245,335.87
PIMCO Income Portfolio Advisor Class	$10.12	$10.01	2,262,705.33
PIMCO Low Duration Portfolio Advisor Class	$9.95	$9.84	1,846,429.80
PIMCO Real Return Portfolio Advisor Class	$9.68	$9.33	1,512,620.26
PIMCO Short-Term Portfolio Advisor Class	$10.04	$10.05	3,673,639.16
PIMCO Total Return Portfolio Advisor Class	$10.87	$10.65	2,766,468.96
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) Advisor Class Formerly PIMCO VIT Global Bond Portfolio (Unhedged) Advisor Class	$9.90	$9.34	22,277.33
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class Formerly PIMCO VIT Foreign Bond (USD-Hedged) Portfolio	$10.60	$10.66	119,776.73
Pioneer Bond VCT Portfolio Class II	$11.28	$11.01	2,572,755.56
Pioneer Equity Income VCT Portfolio Class II	$19.22	$17.30	405,801.27
Pioneer Fund VCT Portfolio Class II	$18.30	$17.74	20,145.63
Pioneer High Yield VCT Portfolio Class II	$12.91	$12.23	71,737.32
Pioneer Strategic Income VCT Portfolio Class II	$11.46	$11.09	782,930.58
Power Dividend Index VIT Fund Class 1	$10.68	$9.69	1,377,922.79
Power Income VIT Fund Class 2	$10.01	$9.54	109,756.48
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$17.37	$16.16	17,915.00
Prudential Series Fund Natural Resources Portfolio Class II	$6.09	$4.90	64,522.19
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$16.44	$14.89	19,160.40
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$12.67	$11.59	30,560.61
Royce Capital Fund - Micro-Cap Portfolio Service Class	$11.07	$9.91	29,831.52
Royce Capital Fund - Small-Cap Portfolio Service Class	$14.67	$13.24	407,703.36
Rydex VIF Biotechnology Fund	$20.60	$18.40	162,180.33
Rydex VIF S&P 500 Pure Growth Fund	$19.44	$18.10	98,582.06
Rydex VIF S&P MidCap 400 Pure Growth Fund	$15.40	$12.94	51,219.93
T. Rowe Price Blue Chip Growth Portfolio-II	$13.14	$13.17	1,313,031.16
T. Rowe Price Health Sciences Portfolio-II	$10.05	$10.00	650,887.18
Templeton Developing Markets Fund Class 2	$11.11	$9.23	327,713.10
Templeton Foreign VIP Fund Class 2	$12.58	$10.50	2,191,401.65
Templeton Global Bond VIP Fund Class 2	$10.35	$10.41	2,016,135.49
VanEck VIP Global Hard Assets Fund S	$7.68	$5.42	89,291.10
Western Asset Core Bond Plus Portfolio Class II	$10.54	$10.12	4,188,973.36
Western Asset Variable Global High Yield Bond Portfolio Class II	$12.60	$11.91	42,796.68

Table 1 - Base Contract with 7-Year Optional Value Endorsement – 1.15% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2016)	Accumulation Unit Value at End of Period (12/31/2017)	Number of Accumulation Units at End of Period
2017
AB VPS Dynamic Asset Allocation Portfolio B	$11.51	$13.01	15,794.48
AB VPS Real Estate Investment Portfolio B	$13.90	$14.62	82,773.61
AB VPS Small Cap Growth Portfolio B	$13.89	$18.37	711.00
AB VPS Small/Mid Cap Value Portfolio B	$17.68	$19.72	36,071.28
Alger Capital Appreciation Portfolio Class S	$15.95	$20.62	139,096.96
ALPS | Alerian Energy Infrastructure Portfolio Class III	$8.16	$8.00	98,901.80
ALPS | Red Rocks Listed Private Equity Class III	$9.73	$12.02	9,197.22
American Century VP Inflation Protection Fund II	$9.20	$9.43	39,792.97
American Century VP Mid Cap Value Fund II	$17.87	$19.69	228,438.90
American Century VP Ultra Fund II	$15.41	$20.11	31,036.01
American Century VP Value Fund II	$16.36	$17.56	1,287,866.74
American Funds IS Asset Allocation Fund Class 4	$10.94	$12.54	313,099.31
American Funds IS Blue Chip Income and Growth Fund Class 4	$11.82	$13.63	396,754.02
American Funds IS Capital Income Builder® Class 4	$9.74	$10.85	264,316.55
American Funds IS Global Growth Fund Class 4	$10.40	$13.48	51,219.19
American Funds IS Global Growth and Income Fund Class 4	$10.20	$12.69	110,387.16
American Funds IS Global Small Capitalization Fund Class 4	$9.69	$12.04	44,702.02
American Funds IS Growth Fund Class 4	$11.68	$14.78	53,780.12
American Funds IS Growth-Income Fund Class 4	$11.25	$13.58	115,294.83
American Funds IS International Fund Class 4	$9.01	$11.74	89,593.51
American Funds IS International Growth and Income Fund Class 4	$8.56	$10.56	45,722.22
American Funds IS New World Fund® Class 4	$8.65	$11.03	315,514.91
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.08	$10.09	377,354.15
American Funds IS Ultra-Short Bond Fund Class 4	$9.59	$9.49	302,871.27
BlackRock Advantage Large Cap Core V.I. Fund Class III	$15.62	$18.83	11,412.39
BlackRock Basic Value V.I. Fund Class III	$16.17	$17.26	80,584.93
BlackRock Equity Dividend V.I. Fund Class III	$15.48	$17.83	162,765.22
BlackRock Global Allocation V.I. Fund Class III	$11.48	$12.91	238,473.76
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$10.17	$11.30	46,644.62
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$9.80	$11.12	7,212.60
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$9.56	$11.48	19,582.46
BlackRock Large Cap Focus Growth V.I. Fund Class III	$15.97	$20.40	42,351.30
Calvert VP S&P 500 Index Portfolio	$15.90	$19.09	1,172.66
Calvert VP SRI Mid Cap Portfolio	$14.23	$15.71	17,410.38
ClearBridge Variable Aggressive Growth Portfolio Class II	$9.24	$10.59	3,981.59
ClearBridge Variable Dividend Strategy Portfolio Class II	$14.82	$17.44	147,538.51
ClearBridge Variable Large Cap Growth II (Added 8/1/17)	$10.00	$10.93	32,105.72
ClearBridge Variable Mid Cap Portfolio Class II	$16.09	$17.91	67,607.97
ClearBridge Variable Small Cap Growth Portfolio Class II	$14.52	$17.79	11,631.96
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$13.17	$15.81	32,281.64
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$12.31	$13.89	45,287.49
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$10.64	$11.75	251,291.25
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$11.25	$11.81	167,105.58
Columbia Variable Portfolio Select Large-Cap Value Fund Class 2 (Added 8/1/17)	$10.00	$11.18	3,742.10
Columbia Variable Portfolio Seligman Global Tech Fund Class 2 (Added 8/1/17)	$10.00	$10.82	4,125.70
Columbia Variable Portfolio US Government Mortgage Fund Class 2 (Added 8/1/17)	$10.00	$9.97	112.64
Deutsche Alternative Asset Allocation VIP-B	$9.98	$10.56	44,919.82
Deutsche CROCI® U.S. VIP-B	$12.22	$14.79	4,129.92
Deutsche Equity 500 Index VIP-B	$15.74	$18.84	394,568.32
Deutsche Global Small Cap VIP-B	$12.73	$15.06	6,784.52
Deutsche Small Cap Index VIP-B	$15.97	$18.00	63,443.75
Deutsche Small Mid Cap Value VIP-B	$15.40	$16.77	76,153.49
Eaton Vance VT Floating-Rate Income Fund	$11.13	$11.38	319,213.03
Fidelity® VIP Contrafund® Portfolio Service Class 2	$15.63	$18.79	94,088.88
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$9.20	$13.38	70,354.11
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$11.97	$13.52	120,519.73
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$12.89	$15.15	84,388.67
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$13.59	$16.52	27,427.53
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.42	$9.35	0.00
Fidelity® VIP High Income Portfolio Service Class 2	$11.94	$12.62	116,884.89
Fidelity® VIP Mid Cap Portfolio Service Class 2	$15.21	$18.13	97,372.96
Fidelity® VIP Overseas Portfolio Service Class 2	$11.58	$14.88	14,092.45
Fidelity® VIP Real Estate Portfolio Service Class 2	$15.07	$15.46	221,016.80
Fidelity® VIP Strategic Income Portfolio Service Class 2	$10.99	$11.69	141,720.94
Fidelity® VIP Value Strategies Portfolio Service Class 2	$15.35	$18.07	75,318.45
First Investors Life Series Covered Call Strategy Fund (Added 8/1/17)	$10.00	$10.48	0.00
First Investors Life Series International Fund	$9.91	$13.02	6,056.88
First Investors Life Series Opportunity Fund	$10.69	$12.58	309,560.11
First Investors Life Series Total Return Fund	$11.26	$12.44	867.82
Franklin Income VIP Fund Class 2	$12.20	$13.22	280,701.56
Franklin Mutual Global Discovery VIP Fund Class 2	$14.00	$15.03	73,193.58
Franklin Mutual Shares VIP Fund Class 2	$15.18	$16.25	72,893.01
Franklin Rising Dividends VIP Fund Class 2	$15.88	$18.92	122,540.16
Guggenheim VIF Global Managed Futures Strategy Fund	$8.35	$8.97	4,634.53
Guggenheim VIF Long Short Equity Fund	$11.50	$13.06	12,191.38
Guggenheim VIF Multi-Hedge Strategies Fund	$10.27	$10.52	30,086.62
Guggenheim VIF Small Cap Value Series Q	$15.52	$15.91	10,954.71
Ivy VIP Asset Strategy	$10.45	$12.22	102,224.39
Ivy VIP Balanced	$12.81	$14.11	221,578.14
Ivy VIP Energy	$10.16	$8.77	65,690.83
Ivy VIP Global Bond	$10.18	$10.49	73,080.50
Ivy VIP Global Equity Income Formerly Ivy VIP Dividend Opportunities	$14.59	$16.66	48,062.85
Ivy VIP Global Growth	$12.10	$14.90	27,957.11
Ivy VIP Growth	$16.08	$20.56	65,108.87
Ivy VIP High Income	$11.08	$11.69	887,165.26
Ivy VIP International Core Equity	$12.14	$14.78	139,351.91
Ivy VIP Mid Cap Growth	$10.45	$16.80	132,439.05
Ivy VIP Natural Resources	$7.60	$7.74	14,920.33
Ivy VIP Science and Technology	$16.34	$21.34	71,248.20
Ivy VIP Small Cap Core	$17.43	$19.60	159,131.99
Ivy VIP Small Cap Growth	$13.10	$15.94	70,117.49
Janus Henderson Balanced Portfolio Service Shares	$13.40	$15.65	78,576.13
Janus Henderson Enterprise Portfolio Service Shares	$13.73	$17.25	39,489.38
Janus Henderson Flexible Bond Portfolio Service Shares	$10.59	$10.82	66,117.35
Janus Henderson Global Research Portfolio Service Shares	$13.42	$16.80	4,942.08
Janus Henderson Global Technology Portfolio Service Shares	$17.10	$24.50	66,145.16
Janus Henderson Global Unconstrained Bond Portfolio Service Shares	$10.01	$10.07	11,968.31
Janus Henderson Mid Cap Value Portfolio Service Shares	$14.86	$16.70	56,999.96
Janus Henderson Overseas Portfolio Service Shares	$7.37	$9.53	3,715.25
Janus Henderson Research Portfolio Service Shares	$15.20	$19.17	5,380.35
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$12.04	$14.34	43,363.71
Lazard Retirement International Equity Portfolio Service Shares	$11.27	$13.63	2,560.99
Lord Abbett Series Fund Bond Debenture Portfolio VC	$12.09	$13.05	394,335.93
Lord Abbett Series Fund Developing Growth Portfolio VC	$13.16	$16.91	18,830.03
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$15.61	$17.37	37,561.28
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.11	$10.22	111,835.92
MFS VIT II Blended Research Core Equity Portfolio Service Class	$10.30	$12.26	5,863.35
MFS VIT II Corporate Bond Portfolio Service Class	$10.65	$11.17	78,403.83
MFS VIT II Emerging Markets Equity Portfolio Service Class	$8.33	$11.34	24,356.49
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.61	$12.69	39,342.01
MFS VIT II International Value Portfolio Service Class	$14.59	$18.29	124,291.79
MFS VIT II Technology Portfolio Service Class	$16.54	$22.67	45,649.10
MFS VIT New Discovery Portfolio Service Class	$13.55	$16.92	21,526.91
MFS VIT Utilities Portfolio Service Class	$13.15	$14.89	87,046.29
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$11.12	$14.12	3,460.51
Oppenheimer Global Fund/VA Service Class	$9.91	$13.36	19,872.62
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$9.50	$9.41	5,933.47
Oppenheimer International Growth Fund/VA Service Class	$9.07	$11.34	430,769.02
Oppenheimer Main Street Fund/VA Service Class	$11.57	$13.26	64,238.56
Oppenheimer Main Street Small Cap Fund/VA Service Class	$11.78	$13.34	31,627.41
Oppenheimer Total Return Bond Fund/VA Service Class	$10.28	$10.60	60,771.60
PIMCO All Asset Portfolio Advisor Class	$10.47	$11.74	71,902.98
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$5.40	$5.44	270,234.20
PIMCO Emerging Markets Bond Portfolio Advisor Class	$11.00	$11.94	31,448.81
PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class	$10.49	$10.65	11,469.36
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.29	$9.97	11,244.93
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.57	$10.79	1,106.41
PIMCO High Yield Portfolio Advisor Class	$12.34	$12.99	84,747.07
PIMCO Income Portfolio Advisor Class (Added 8/1/17)	$10.00	$10.13	40,574.76
PIMCO Low Duration Portfolio Advisor Class	$10.01	$10.02	426,271.21
PIMCO Real Return Portfolio Advisor Class	$9.52	$9.74	405,376.01
PIMCO Short-Term Portfolio Advisor Class	$9.99	$10.11	1,166,785.81
PIMCO Total Return Portfolio Advisor Class	$10.56	$10.94	348,900.72
PIMCO Unconstrained Bond Portfolio Advisor Class	$10.03	$10.40	63,442.51
Pioneer Bond VCT Portfolio Class II	$11.08	$11.35	1,029,646.81
Pioneer Equity Income VCT Portfolio Class II	$17.00	$19.35	62,429.67
Pioneer Fund VCT Portfolio Class II	$15.36	$18.43	9,733.36
Pioneer High Yield VCT Portfolio Class II	$12.28	$13.00	36,900.26
Pioneer Strategic Income VCT Portfolio Class II	$11.14	$11.54	250,204.51
Power Dividend Index VIT Fund Class 1 (Added 8/1/17)	$10.00	$10.69	14,194.53
Power Income VIT Fund Class 2	$9.98	$10.08	1,397.29
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$13.64	$17.49	0.00
Prudential Series Fund Natural Resources Portfolio Class II	$6.24	$6.13	8,938.50
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.73	$16.55	10,597.77
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$11.34	$12.76	5,738.71
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.74	$11.15	16,742.54
Royce Capital Fund - Small-Cap Portfolio Service Class	$14.21	$14.77	383,622.12
Rydex VIF Biotechnology Fund	$16.21	$20.74	29,187.36
Rydex VIF S&P 500 Pure Growth Fund	$15.92	$19.58	21,375.19
Rydex VIF S&P MidCap 400 Pure Growth Fund	$13.20	$15.50	12,086.17
T. Rowe Price Blue Chip Growth Portfolio-II	$9.83	$13.20	138,723.33
T. Rowe Price Health Sciences Portfolio-II	$8.02	$10.09	50,836.05
Templeton Developing Markets Fund Class 2	$8.06	$11.19	31,792.16
Templeton Foreign VIP Fund Class 2	$10.98	$12.67	640,110.66
Templeton Global Bond VIP Fund Class 2	$10.35	$10.42	422,174.74
VanEck VIP Global Hard Assets Fund S	$7.98	$7.73	54,300.38
Western Asset Core Bond Plus Portfolio Class II	$10.14	$10.59	1,610,769.98
Western Asset Variable Global High Yield Bond Portfolio Class II	$11.84	$12.69	23,767.24

Table 2 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2016)	Accumulation Unit Value at End of Period (12/31/2017)	Number of Accumulation Units at End of Period
2017
AB VPS Dynamic Asset Allocation Portfolio B	$11.45	$12.92	36,461.85
AB VPS Real Estate Investment Portfolio B	$13.84	$14.52	190,700.57
AB VPS Small Cap Growth Portfolio B	$13.82	$18.24	1,140.78
AB VPS Small/Mid Cap Value Portfolio B	$17.59	$19.59	64,868.61
Alger Capital Appreciation Portfolio Class S	$15.87	$20.48	319,678.83
ALPS | Alerian Energy Infrastructure Portfolio Class III	$8.12	$7.94	113,639.73
ALPS | Red Rocks Listed Private Equity Class III	$9.70	$11.96	107,001.47
American Century VP Inflation Protection Fund II	$9.15	$9.36	93,611.57
American Century VP Mid Cap Value Fund II	$17.78	$19.55	584,826.20
American Century VP Ultra Fund II	$15.34	$19.98	51,383.52
American Century VP Value Fund II	$16.28	$17.44	2,588,290.28
American Funds IS Asset Allocation Fund Class 4	$10.89	$12.46	1,164,307.50
American Funds IS Blue Chip Income and Growth Fund Class 4	$11.76	$13.54	1,016,215.27
American Funds IS Capital Income Builder® Class 4	$9.69	$10.77	930,362.96
American Funds IS Global Growth Fund Class 4	$10.35	$13.39	117,429.63
American Funds IS Global Growth and Income Fund Class 4	$10.15	$12.61	326,138.64
American Funds IS Global Small Capitalization Fund Class 4	$9.65	$11.96	46,694.34
American Funds IS Growth Fund Class 4	$11.63	$14.68	138,201.06
American Funds IS Growth-Income Fund Class 4	$11.19	$13.48	250,247.72
American Funds IS International Fund Class 4	$8.96	$11.66	125,208.21
American Funds IS International Growth and Income Fund Class 4	$8.52	$10.48	154,211.49
American Funds IS New World Fund® Class 4	$8.60	$10.96	496,469.80
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.03	$10.02	285,803.63
American Funds IS Ultra-Short Bond Fund Class 4	$9.54	$9.43	831,771.09
BlackRock Advantage Large Cap Core V.I. Fund Class III	$15.54	$18.70	17,815.72
BlackRock Basic Value V.I. Fund Class III	$16.09	$17.15	154,039.74
BlackRock Equity Dividend V.I. Fund Class III	$15.41	$17.71	646,311.84
BlackRock Global Allocation V.I. Fund Class III	$11.42	$12.82	870,819.03
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$10.12	$11.23	63,328.18
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$9.75	$11.04	52,949.06
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$9.51	$11.41	14,677.51
BlackRock Large Cap Focus Growth V.I. Fund Class III	$15.89	$20.26	118,939.76
Calvert VP S&P 500 Index Portfolio	$15.82	$18.96	4,945.74
Calvert VP SRI Mid Cap Portfolio	$14.16	$15.60	21,659.60
ClearBridge Variable Aggressive Growth Portfolio Class II	$9.21	$10.54	15,403.22
ClearBridge Variable Dividend Strategy Portfolio Class II	$14.75	$17.32	412,641.82
ClearBridge Variable Large Cap Growth II (Added 8/1/17)	$10.00	$10.92	102,818.87
ClearBridge Variable Mid Cap Portfolio Class II	$16.01	$17.78	184,383.51
ClearBridge Variable Small Cap Growth Portfolio Class II	$14.45	$17.67	71,236.18
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$13.10	$15.71	107,161.46
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$12.26	$13.80	93,478.33
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$10.59	$11.67	656,054.40
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$11.20	$11.73	518,060.73
Columbia Variable Portfolio Select Large-Cap Value Fund Class 2 (Added 8/1/17)	$10.00	$11.18	7,124.36
Columbia Variable Portfolio Seligman Global Tech Fund Class 2 (Added 8/1/17)	$10.00	$10.82	25,912.59
Columbia Variable Portfolio US Government Mortgage Fund Class 2 (Added 8/1/17)	$10.00	$9.96	2,658.11
Deutsche Alternative Asset Allocation VIP-B	$9.94	$10.49	115,040.78
Deutsche CROCI® U.S. VIP-B	$12.16	$14.69	14,869.94
Deutsche Equity 500 Index VIP-B	$15.66	$18.71	530,400.83
Deutsche Global Small Cap VIP-B	$12.67	$14.95	35,858.50
Deutsche Small Cap Index VIP-B	$15.89	$17.88	143,155.00
Deutsche Small Mid Cap Value VIP-B	$15.33	$16.66	202,477.31
Eaton Vance VT Floating-Rate Income Fund	$11.07	$11.30	1,928,506.46
Fidelity® VIP Contrafund® Portfolio Service Class 2	$15.56	$18.66	307,943.44
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$9.16	$13.29	211,539.52
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$11.91	$13.42	76,039.00
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$12.82	$15.05	64,539.52
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$13.53	$16.40	37,270.16
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.37	$9.29	1,903,208.05
Fidelity® VIP High Income Portfolio Service Class 2	$11.88	$12.53	576,251.67
Fidelity® VIP Mid Cap Portfolio Service Class 2	$15.14	$18.00	196,806.94
Fidelity® VIP Overseas Portfolio Service Class 2	$11.53	$14.78	38,914.81
Fidelity® VIP Real Estate Portfolio Service Class 2	$14.99	$15.35	555,873.07
Fidelity® VIP Strategic Income Portfolio Service Class 2	$10.94	$11.61	564,925.20
Fidelity® VIP Value Strategies Portfolio Service Class 2	$15.28	$17.95	182,306.15
First Investors Life Series Covered Call Strategy Fund[1]	$10.00	$10.48	0.00
First Investors Life Series International Fund	$9.86	$12.94	36,177.35
First Investors Life Series Opportunity Fund	$10.64	$12.50	429,282.68
First Investors Life Series Total Return Fund	$11.20	$12.35	30,805.25
Franklin Income VIP Fund Class 2	$12.14	$13.13	1,013,195.28
Franklin Mutual Global Discovery VIP Fund Class 2	$13.93	$14.93	268,577.10
Franklin Mutual Shares VIP Fund Class 2	$15.10	$16.14	276,919.40
Franklin Rising Dividends VIP Fund Class 2	$15.80	$18.80	443,104.93
Guggenheim VIF Global Managed Futures Strategy Fund	$8.31	$8.91	18,322.06
Guggenheim VIF Long Short Equity Fund	$11.44	$12.97	21,174.87
Guggenheim VIF Multi-Hedge Strategies Fund	$10.22	$10.45	90,444.25
Guggenheim VIF Small Cap Value Series Q	$15.45	$15.80	44,461.45
Ivy VIP Asset Strategy	$10.40	$12.13	465,094.37
Ivy VIP Balanced	$12.75	$14.01	804,806.49
Ivy VIP Energy	$10.11	$8.71	169,595.09
Ivy VIP Global Bond	$10.13	$10.42	90,551.93
Ivy VIP Global Equity Income Formerly Ivy VIP Dividend Opportunities	$14.52	$16.55	105,566.58
Ivy VIP Global Growth	$12.04	$14.80	48,829.26
Ivy VIP Growth	$16.00	$20.42	154,263.99
Ivy VIP High Income	$11.03	$11.61	3,043,954.60
Ivy VIP International Core Equity	$12.08	$14.68	209,156.19
Ivy VIP Mid Cap Growth	$13.32	$16.68	131,610.93
Ivy VIP Natural Resources	$7.57	$7.69	179,951.11
Ivy VIP Science and Technology	$16.26	$21.19	143,766.43
Ivy VIP Small Cap Core	$17.35	$19.46	401,941.73
Ivy VIP Small Cap Growth	$13.04	$15.84	193,442.72
Janus Henderson Balanced Portfolio Service Shares	$13.34	$15.55	334,914.56
Janus Henderson Enterprise Portfolio Service Shares	$13.66	$17.13	125,840.55
Janus Henderson Flexible Bond Portfolio Service Shares	$10.54	$10.75	265,808.35
Janus Henderson Global Research Portfolio Service Shares	$13.35	$16.69	9,577.83
Janus Henderson Global Technology Portfolio Service Shares	$17.02	$24.33	147,847.25
Janus Henderson Global Unconstrained Bond Portfolio Service Shares	$9.99	$10.02	84,972.95
Janus Henderson Mid Cap Value Portfolio Service Shares	$14.79	$16.58	118,940.35
Janus Henderson Overseas Portfolio Service Shares	$7.34	$9.47	13,076.03
Janus Henderson Research Portfolio Service Shares	$15.13	$19.04	11,415.68
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.98	$14.24	95,342.40
Lazard Retirement International Equity Portfolio Service Shares	$11.22	$13.54	76,900.22
Lord Abbett Series Fund Bond Debenture Portfolio VC	$12.03	$12.96	1,040,571.59
Lord Abbett Series Fund Developing Growth Portfolio VC	$13.10	$16.79	39,671.54
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$15.53	$17.25	42,542.92
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.08	$10.17	626,688.72
MFS VIT II Blended Research Core Equity Portfolio Service Class	$10.27	$12.20	29,955.41
MFS VIT II Corporate Bond Portfolio Service Class	$10.60	$11.10	232,785.17
MFS VIT II Emerging Markets Equity Portfolio Service Class	$8.29	$11.26	67,600.16
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.55	$12.60	55,537.37
MFS VIT II International Value Portfolio Service Class	$14.52	$18.16	273,141.13
MFS VIT II Technology Portfolio Service Class	$16.46	$22.52	86,067.10
MFS VIT New Discovery Portfolio Service Class	$13.48	$16.80	51,538.60
MFS VIT Utilities Portfolio Service Class	$13.09	$14.79	170,736.80
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$11.07	$14.03	8,950.36
Oppenheimer Global Fund/VA Service Class	$9.86	$13.27	68,404.04
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$9.45	$9.34	3,327.06
Oppenheimer International Growth Fund/VA Service Class	$9.03	$11.27	795,940.95
Oppenheimer Main Street Fund/VA Service Class	$11.51	$13.17	72,516.90
Oppenheimer Main Street Small Cap Fund/VA Service Class	$11.72	$13.25	87,827.00
Oppenheimer Total Return Bond Fund/VA Service Class	$10.23	$10.53	130,709.49
PIMCO All Asset Portfolio Advisor Class	$10.42	$11.66	344,843.06
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$5.37	$5.41	666,306.28
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.95	$11.86	60,709.72
PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class	$10.46	$10.60	58,879.49
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.24	$9.90	20,230.71
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.53	$10.72	34,060.10
PIMCO High Yield Portfolio Advisor Class	$12.28	$12.90	442,235.48
PIMCO Income Portfolio Advisor Class (Added 8/1/17)	$10.00	$10.12	513,952.99
PIMCO Low Duration Portfolio Advisor Class	$9.96	$9.95	1,476,787.61
PIMCO Real Return Portfolio Advisor Class	$9.47	$9.68	1,219,061.45
PIMCO Short-Term Portfolio Advisor Class	$9.95	$10.04	3,177,219.40
PIMCO Total Return Portfolio Advisor Class	$10.51	$10.87	2,422,965.77
PIMCO Unconstrained Bond Portfolio Advisor Class	$10.00	$10.35	151,328.16
Pioneer Bond VCT Portfolio Class II	$11.03	$11.28	2,284,291.20
Pioneer Equity Income VCT Portfolio Class II	$16.91	$19.22	191,140.79
Pioneer Fund VCT Portfolio Class II	$15.28	$18.30	30,076.03
Pioneer High Yield VCT Portfolio Class II	$12.23	$12.91	117,163.33
Pioneer Strategic Income VCT Portfolio Class II	$11.09	$11.46	909,982.45
Power Dividend Index VIT Fund Class 1 (Added 8/1/17)	$10.00	$10.68	174,238.16
Power Income VIT Fund Class 2	$9.93	$10.01	118,591.62
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$13.57	$17.37	12,883.81
Prudential Series Fund Natural Resources Portfolio Class II	$6.21	$6.09	21,442.83
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.66	$16.44	20,104.92
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$11.28	$12.67	29,619.31
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.68	$11.07	33,238.29
Royce Capital Fund - Small-Cap Portfolio Service Class	$14.14	$14.67	783,548.24
Rydex VIF Biotechnology Fund	$16.13	$20.60	43,318.61
Rydex VIF S&P 500 Pure Growth Fund	$15.84	$19.44	42,089.94
Rydex VIF S&P MidCap 400 Pure Growth Fund	$13.14	$15.40	19,329.89
T. Rowe Price Blue Chip Growth Portfolio-II	$9.80	$13.14	371,282.85
T. Rowe Price Health Sciences Portfolio-II	$8.00	$10.05	118,079.04
Templeton Developing Markets Fund Class 2	$8.02	$11.11	388,301.58
Templeton Foreign VIP Fund Class 2	$10.93	$12.58	1,695,400.10
Templeton Global Bond VIP Fund Class 2	$10.30	$10.35	1,245,351.00
VanEck VIP Global Hard Assets Fund S	$7.94	$7.68	35,520.27
Western Asset Core Bond Plus Portfolio Class II	$10.11	$10.54	5,099,262.45
Western Asset Variable Global High Yield Bond Portfolio Class II	$11.78	$12.60	76,664.96

Table 1 - Base Contract with 7-Year Optional Value Endorsement – 1.15% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2015)	Accumulation Unit Value at End of Period (12/31/2016)	Number of Accumulation Units at End of Period
2016
AB VPS Dynamic Asset Allocation Portfolio B	$11.26	$11.51	71,017.52
AB VPS Real Estate Investment Portfolio B	$13.10	$13.90	216,735.92
AB VPS Small Cap Growth Portfolio B	$13.23	$13.89	2,802.74
AB VPS Small/Mid Cap Value Portfolio B	$14.33	$17.68	101,490.85
Alger Capital Appreciation Portfolio Class S	$16.10	$15.95	433,058.35
ALPS | Alerian Energy Infrastructure Portfolio Class III	$5.86	$8.16	177,793.16
ALPS | Red Rocks Listed Private Equity Class III	$9.12	$9.73	27,269.40
American Century VP Inflation Protection Fund II	$8.91	$9.20	112,090.13
American Century VP Mid Cap Value Fund II	$14.73	$17.87	679,885.26
American Century VP Ultra Fund II	$14.94	$15.41	41,537.34
American Century VP Value Fund II	$13.76	$16.36	3,187,501.41
American Funds IS Asset Allocation Fund Class 4	$10.14	$10.94	894,211.21
American Funds IS Blue Chip Income and Growth Fund Class 4	$10.09	$11.82	1,047,861.29
American Funds IS Capital Income Builder® Class 4	$9.49	$9.74	831,361.54
American Funds IS Global Growth Fund Class 4	$10.48	$10.40	114,621.71
American Funds IS Global Growth and Income Fund Class 4	$9.64	$10.20	321,313.86
American Funds IS Global Small Capitalization Fund Class 4	$9.63	$9.69	68,063.17
American Funds IS Growth Fund Class 4	$10.82	$11.68	105,786.20
American Funds IS Growth-Income Fund Class 4	$10.23	$11.25	233,967.95
American Funds IS International Fund Class 4	$8.83	$9.01	128,803.00
American Funds IS International Growth and Income Fund Class 4	$8.56	$8.56	132,671.41
American Funds IS New World Fund® Class 4	$8.33	$8.65	611,343.83
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.09	$10.08	646,373.93
American Funds IS Ultra-Short Bond Fund Class 4	$9.74	$9.59	1,153,454.34
BlackRock Advantage Large Cap Core V.I. Fund Class III Formerly BlackRock Large Cap Core V.I. Fund Class III	$14.33	$15.62	27,020.52
BlackRock Basic Value V.I. Fund Class III	$13.89	$16.17	202,448.69
BlackRock Capital Appreciation V.I. Fund Class III	$14.98	$14.79	87,035.44
BlackRock Equity Dividend V.I. Fund Class III	$13.50	$15.48	571,275.46
BlackRock Global Allocation V.I. Fund Class III	$11.19	$11.48	1,064,997.60
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$9.68	$10.17	75,052.84
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$9.34	$9.80	36,689.26
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III	$9.76	$9.97	52,764.92
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$8.86	$9.56	30,156.95
BlackRock Large Cap Focus Growth V.I. Fund Class III Formerly BlackRock Large Cap Growth V.I. Fund Class III	$15.02	$15.97	113,299.22
Calvert VP S&P 500 Index Portfolio	$14.41	$15.90	5,784.65
Calvert VP SRI Mid Cap Portfolio	$13.42	$14.23	35,818.43
ClearBridge Variable Aggressive Growth Portfolio Class II	$9.26	$9.24	22,530.43
ClearBridge Variable Dividend Strategy Portfolio Class II	$13.06	$14.82	307,592.01
ClearBridge Variable Mid Cap Portfolio Class II	$14.92	$16.09	152,973.11
ClearBridge Variable Small Cap Growth Portfolio Class II	$13.92	$14.52	59,371.29
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$12.29	$13.17	84,745.02
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$10.98	$12.31	136,316.66
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$9.69	$10.64	754,283.30
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$10.19	$11.25	637,739.72
Deutsche Alternative Asset Allocation VIP-B	$9.62	$9.98	166,368.45
Deutsche CROCI® U.S. VIP-B Formerly Deutsche Large Cap Value VIP-B	$12.96	$12.22	20,968.70
Deutsche Equity 500 Index VIP-B	$14.30	$15.74	692,357.95
Deutsche Global Small Cap VIP-B	$12.71	$12.73	38,933.76
Deutsche Small Cap Index VIP-B	$13.38	$15.97	164,075.76
Deutsche Small Mid Cap Value VIP-B	$13.38	$15.40	135,165.30
Eaton Vance VT Floating-Rate Income Fund	$10.33	$11.13	2,034,620.43
Fidelity® VIP Contrafund® Portfolio Service Class 2	$14.68	$15.63	304,222.69
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$9.04	$9.20	161,066.39
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$11.63	$11.97	201,874.19
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$12.43	$12.89	138,498.09
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$13.04	$13.59	50,976.41
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.52	$9.42	2,229,175.19
Fidelity® VIP High Income Portfolio Service Class 2	$10.58	$11.94	764,551.40
Fidelity® VIP Mid Cap Portfolio Service Class 2	$13.75	$15.21	259,909.45
Fidelity® VIP Overseas Portfolio Service Class 2	$12.37	$11.58	53,274.95
Fidelity® VIP Real Estate Portfolio Service Class 2	$14.45	$15.07	730,177.98
Fidelity® VIP Strategic Income Portfolio Service Class 2	$10.30	$10.99	532,420.97
Fidelity® VIP Value Strategies Portfolio Service Class 2	$14.21	$15.35	179,350.94
First Investors Life Series International Fund	$10.46	$9.91	11,278.31
First Investors Life Series Opportunity Fund	$9.99	$10.69	689,988.03
First Investors Life Series Total Return Fund	$10.68	$11.26	30,745.23
Franklin Income VIP Fund Class 2	$10.82	$12.20	1,014,188.34
Franklin Mutual Global Discovery VIP Fund Class 2	$12.63	$14.00	278,124.66
Franklin Mutual Shares VIP Fund Class 2	$13.23	$15.18	306,576.84
Franklin Rising Dividends VIP Fund Class 2	$13.84	$15.88	509,811.47
Guggenheim VIF Global Managed Futures Strategy Fund	$9.91	$8.35	29,517.75
Guggenheim VIF Long Short Equity Fund	$11.56	$11.50	29,492.25
Guggenheim VIF Multi-Hedge Strategies Fund	$10.44	$10.27	145,477.59
Guggenheim VIF Small Cap Value Series Q	$12.40	$15.52	68,234.01
Ivy VIP Asset Strategy	$10.85	$10.45	651,754.08
Ivy VIP Balanced	$12.70	$12.81	1,082,981.51
Ivy VIP Dividend Opportunities	$13.80	$14.59	153,539.48
Ivy VIP Energy	$7.64	$10.16	262,781.47
Ivy VIP Global Bond	$9.62	$10.18	148,447.72
Ivy VIP Global Growth	$12.63	$12.10	82,161.38
Ivy VIP Growth	$16.07	$16.08	208,144.63
Ivy VIP High Income	$9.65	$11.08	3,724,951.54
Ivy VIP International Core Equity	$12.15	$12.14	305,269.28
Ivy VIP Mid Cap Growth	$12.76	$10.45	651,754.08
Ivy VIP Natural Resources Formerly Ivy VIP Global Natural Resources	$6.21	$7.60	116,104.57
Ivy VIP Science and Technology	$16.28	$16.34	201,779.46
Ivy VIP Small Cap Core Formerly Ivy VIP Small Cap Value	$13.68	$17.43	457,605.41
Ivy VIP Small Cap Growth	$12.88	$13.10	242,548.87
Janus Henderson Balanced Portfolio Service Shares	$13.00	$13.40	323,233.52
Janus Henderson Enterprise Portfolio Service Shares	$12.39	$13.73	86,226.11
Janus Henderson Flexible Bond Portfolio Service Shares	$10.48	$10.59	341,644.12
Janus Henderson Global Research Portfolio Service Shares	$13.33	$13.42	14,375.93
Janus Henderson Global Technology Portfolio Service Shares	$15.19	$17.10	134,518.36
Janus Henderson Global Unconstrained Bond Portfolio Service Shares	$9.68	$10.01	95,007.44
Janus Henderson Mid Cap Value Portfolio Service Shares Formerly Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$12.66	$14.86	158,314.46
Janus Henderson Overseas Portfolio[5] Service Shares	$7.99	$7.37	16,159.85
Janus Henderson Research Portfolio Service Shares Formerly Janus Aspen Janus Portfolio Service Shares	$15.33	$15.20	16,444.76
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.79	$12.04	152,840.54
Lazard Retirement International Equity Portfolio Service Shares	$11.91	$11.27	43,048.66
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.91	$12.09	998,594.66
Lord Abbett Series Fund Developing Growth Portfolio VC	$13.67	$13.16	59,623.45
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$13.64	$15.61	77,791.10
Lord Abbett Series Fund Short Duration Income Portfolio VC	$9.89	$10.11	462,842.74
MFS VIT II Blended Research Core Equity Portfolio Service Class	$9.63	$10.30	10,605.16
MFS VIT II Corporate Bond Portfolio Service Class	$10.17	$10.65	227,632.33
MFS VIT II Emerging Markets Equity Portfolio Service Class	$7.73	$8.33	31,359.40
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.08	$11.61	66,251.48
MFS VIT II International Value Portfolio Service Class	$14.21	$14.59	289,643.08
MFS VIT II Technology Portfolio Service Class	$15.44	$16.54	141,621.65
MFS VIT New Discovery Portfolio Service Class	$12.60	$13.55	67,729.55
MFS VIT Utilities Portfolio Service Class	$11.96	$13.15	230,892.25
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$11.02	$11.12	11,019.18
Oppenheimer Global Fund/VA Service Class	$10.04	$9.91	29,063.95
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$9.28	$9.50	24,807.19
Oppenheimer International Growth Fund/VA Service Class	$9.44	$9.07	534,562.84
Oppenheimer Main Street Fund/VA Service Class	$10.52	$11.57	71,255.72
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.13	$11.78	100,137.48
Oppenheimer Total Return Bond Fund/VA Service Class Formerly Oppenheimer Core Bond Fund	$10.09	$10.28	248,780.54
PIMCO All Asset Portfolio Advisor Class	$9.38	$10.47	430,127.24
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$4.75	$5.40	896,054.79
PIMCO Emerging Markets Bond Portfolio Advisor Class	$9.83	$11.00	73,183.97
PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class	$9.98	$10.49	39,542.15
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.04	$9.29	32,869.63
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.32	$9.57	29,561.30
PIMCO High Yield Portfolio Advisor Class	$11.11	$12.34	412,742.24
PIMCO Low Duration Portfolio Advisor Class	$9.99	$10.01	1,762,411.55
PIMCO Real Return Portfolio Advisor Class	$9.16	$9.52	1,506,019.84
PIMCO Short-Term Portfolio Advisor Class	$9.89	$9.99	4,353,489.27
PIMCO Total Return Portfolio Advisor Class	$10.41	$10.56	2,589,129.38
PIMCO Unconstrained Bond Portfolio Advisor Class	$9.70	$10.03	181,032.16
Pioneer Bond VCT Portfolio Class II	$10.78	$11.08	2,652,195.79
Pioneer Equity Income VCT Portfolio Class II	$14.38	$17.00	139,701.32
Pioneer Fund VCT Portfolio Class II	$14.17	$15.36	25,308.08
Pioneer High Yield VCT Portfolio Class II	$10.92	$12.28	159,677.64
Pioneer Strategic Income VCT Portfolio Class II	$10.50	$11.14	917,803.49
Power Income VIT Fund Class 2	$9.67	$9.98	121,564.52
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$13.63	$13.64	18,431.40
Prudential Series Fund Natural Resources Portfolio Class II	$5.05	$6.24	29,560.53
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.38	$13.73	33,602.99
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$11.52	$11.34	40,798.36
Royce Capital Fund - Micro-Cap Portfolio Service Class	$9.10	$10.74	43,874.06
Royce Capital Fund - Small-Cap Portfolio Service Class	$11.93	$14.21	1,172,492.54
Rydex VIF Biotechnology Fund	$20.41	$16.21	76,029.36
Rydex VIF S&P 500 Pure Growth Fund	$15.70	$15.92	47,037.39
Rydex VIF S&P MidCap 400 Pure Growth Fund	$13.00	$13.20	26,076.72
T. Rowe Price Blue Chip Growth Portfolio-II	$9.89	$9.83	242,555.62
T. Rowe Price Health Sciences Portfolio-II	$9.09	$8.02	91,339.88
Templeton Developing Markets Fund Class 2	$6.94	$8.06	471,459.96
Templeton Foreign VIP Fund Class 2	$10.36	$10.98	2,031,836.62
Templeton Global Bond VIP Fund Class 2	$10.17	$10.35	1,558,314.12
VanEck VIP Global Hard Assets Fund S	$5.63	$7.98	100,112.65
Western Asset Core Bond Plus Portfolio Class II	$9.84	$10.14	3,345,131.71
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.38	$11.84	43,169.23

Table 2 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2015)	Accumulation Unit Value at End of Period (12/31/2016)	Number of Accumulation Units at End of Period
2016
AB VPS Dynamic Asset Allocation Portfolio B	$11.23	$11.45	71,017.52
AB VPS Real Estate Investment Portfolio B	$13.06	$13.84	216,735.92
AB VPS Small Cap Growth Portfolio B	$13.19	$13.82	2,802.74
AB VPS Small/Mid Cap Value Portfolio B	$14.29	$17.59	101,490.85
Alger Capital Appreciation Portfolio Class S	$16.05	$15.87	433,058.35
ALPS | Alerian Energy Infrastructure Portfolio Class III	$5.84	$8.12	177,793.16
ALPS | Red Rocks Listed Private Equity Class III	$9.11	$9.70	27,269.40
American Century VP Inflation Protection Fund II	$8.89	$9.15	112,090.13
American Century VP Mid Cap Value Fund II	$14.69	$17.78	679,885.26
American Century VP Ultra Fund II	$14.90	$15.34	41,537.34
American Century VP Value Fund II	$13.72	$16.28	3,187,501.41
American Funds IS Asset Allocation Fund Class 4	$10.11	$10.89	894,211.21
American Funds IS Blue Chip Income and Growth Fund Class 4	$10.06	$11.76	1,047,861.29
American Funds IS Capital Income Builder® Class 4	$9.47	$9.69	831,361.54
American Funds IS Global Growth Fund Class 4	$10.45	$10.35	114,621.71
American Funds IS Global Growth and Income Fund Class 4	$9.62	$10.15	321,313.86
American Funds IS Global Small Capitalization Fund Class 4	$9.60	$9.65	68,063.17
American Funds IS Growth Fund Class 4	$10.79	$11.63	105,786.20
American Funds IS Growth-Income Fund Class 4	$10.20	$11.19	233,967.95
American Funds IS International Fund Class 4	$8.80	$8.96	128,803.00
American Funds IS International Growth and Income Fund Class 4	$8.53	$8.52	132,671.41
American Funds IS New World Fund® Class 4	$8.30	$8.60	611,343.83
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.06	$10.03	646,373.93
American Funds IS Ultra-Short Bond Fund Class 4	$9.71	$9.54	1,153,454.34
BlackRock Advantage Large Cap Core V.I. Fund Class III Formerly BlackRock Large Cap Core V.I. Fund Class III	$14.29	$15.54	27,020.52
BlackRock Basic Value V.I. Fund Class III	$13.85	$16.09	202,448.69
BlackRock Capital Appreciation V.I. Fund Class III	$14.94	$14.72	87,035.44
BlackRock Equity Dividend V.I. Fund Class III	$13.46	$15.41	571,275.46
BlackRock Global Allocation V.I. Fund Class III	$11.16	$11.42	1,064,997.60
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$9.66	$10.12	75,052.84
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$9.31	$9.75	36,689.26
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III	$9.74	$9.92	52,764.92
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$8.84	$9.51	30,156.95
BlackRock Large Cap Focus Growth V.I. Fund Class III Formerly BlackRock Large Cap Growth V.I. Fund Class III	$14.98	$15.89	113,299.22
Calvert VP S&P 500 Index Portfolio	$14.37	$15.82	5,784.65
Calvert VP SRI Mid Cap Portfolio	$13.38	$14.16	35,818.43
ClearBridge Variable Aggressive Growth Portfolio Class II	$9.25	$9.21	22,530.43
ClearBridge Variable Dividend Strategy Portfolio Class II	$13.03	$14.75	307,592.01
ClearBridge Variable Mid Cap Portfolio Class II	$14.88	$16.01	152,973.11
ClearBridge Variable Small Cap Growth Portfolio Class II	$13.88	$14.45	59,371.29
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$12.25	$13.10	84,745.02
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$10.95	$12.26	136,316.66
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$9.66	$10.59	754,283.30
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$10.16	$11.20	637,739.72
Deutsche Alternative Asset Allocation VIP-B	$9.59	$9.94	166,368.45
Deutsche CROCI® U.S. VIP-B Formerly Deutsche Large Cap Value VIP-B	$12.92	$12.16	20,968.70
Deutsche Equity 500 Index VIP-B	$14.26	$15.66	692,357.95
Deutsche Global Small Cap VIP-B	$12.68	$12.67	38,933.76
Deutsche Small Cap Index VIP-B	$13.35	$15.89	164,075.76
Deutsche Small Mid Cap Value VIP-B	$13.34	$15.33	135,165.30
Eaton Vance VT Floating-Rate Income Fund	$10.30	$11.07	2,034,620.43
Fidelity® VIP Contrafund® Portfolio Service Class 2	$14.64	$15.56	304,222.69
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$9.02	$9.16	161,066.39
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$11.60	$11.91	201,874.19
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$12.40	$12.82	138,498.09
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$13.00	$13.53	50,976.41
Fidelity® VIP Government Money Market Portfolio[4] Service Class 2	$9.50	$9.37	2,229,175.19
Fidelity® VIP High Income Portfolio Service Class 2	$10.55	$11.88	764,551.40
Fidelity® VIP Mid Cap Portfolio Service Class 2	$13.71	$15.14	259,909.45
Fidelity® VIP Overseas Portfolio Service Class 2	$12.33	$11.53	53,274.95
Fidelity® VIP Real Estate Portfolio Service Class 2	$14.41	$14.99	730,177.98
Fidelity® VIP Strategic Income Portfolio Service Class 2	$10.27	$10.94	532,420.97
Fidelity® VIP Value Strategies Portfolio Service Class 2	$14.17	$15.28	179,350.94
First Investors Life Series International Fund	$10.43	$9.86	11,278.31
First Investors Life Series Opportunity Fund	$9.96	$10.64	689,988.03
First Investors Life Series Total Return Fund	$10.65	$11.20	30,745.23
Franklin Income VIP Fund Class 2	$10.79	$12.14	1,014,188.34
Franklin Mutual Global Discovery VIP Fund Class 2	$12.59	$13.93	278,124.66
Franklin Mutual Shares VIP Fund Class 2	$13.19	$15.10	306,576.84
Franklin Rising Dividends VIP Fund Class 2	$13.80	$15.80	509,811.47
Guggenheim VIF Global Managed Futures Strategy Fund	$9.88	$8.31	29,517.75
Guggenheim VIF Long Short Equity Fund	$11.52	$11.44	29,492.25
Guggenheim VIF Multi-Hedge Strategies Fund	$10.41	$10.22	145,477.59
Guggenheim VIF Small Cap Value Series Q	$12.37	$15.45	68,234.01
Ivy VIP Asset Strategy	$10.82	$10.40	651,754.08
Ivy VIP Balanced	$12.67	$12.75	1,082,981.51
Ivy VIP Dividend Opportunities	$13.76	$14.52	153,539.48
Ivy VIP Energy	$7.62	$10.11	262,781.47
Ivy VIP Global Bond	$9.59	$10.13	148,447.72
Ivy VIP Global Growth	$12.59	$12.04	82,161.38
Ivy VIP Growth	$16.02	$16.00	208,144.63
Ivy VIP High Income	$9.62	$11.03	3,724,951.54
Ivy VIP International Core Equity	$12.12	$12.08	305,269.28
Ivy VIP Mid Cap Growth	$12.73	$13.32	266,102.04
Ivy VIP Natural Resources Formerly Ivy VIP Global Natural Resources	$6.20	$7.57	116,104.57
Ivy VIP Science and Technology	$16.23	$16.26	201,779.46
Ivy VIP Small Cap Core Formerly Ivy VIP Small Cap Value	$13.64	$17.35	457,605.41
Ivy VIP Small Cap Growth	$12.84	$13.04	242,548.87
Janus Henderson Balanced Portfolio Service Shares	$12.96	$13.34	323,233.52
Janus Henderson Enterprise Portfolio Service Shares	$12.35	$13.66	86,226.11
Janus Henderson Flexible Bond Portfolio Service Shares	$10.45	$10.54	341,644.12
Janus Henderson Global Research Portfolio Service Shares	$13.29	$13.35	14,375.93
Janus Henderson Global Technology Portfolio Service Shares	$15.15	$17.02	134,518.36
Janus Henderson Global Unconstrained Bond Portfolio Service Shares	$9.68	$9.99	95,007.44
Janus Henderson Mid Cap Value Portfolio Service Shares Formerly Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$12.62	$14.79	158,314.46
Janus Henderson Overseas Portfolio Service Shares	$7.97	$7.34	16,159.85
Janus Henderson Research Portfolio Service Shares Formerly Janus Aspen Janus Portfolio Service Shares	$15.29	$15.13	16,444.76
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.75	$11.98	152,840.54
Lazard Retirement International Equity Portfolio Service Shares	$11.88	$11.22	43,048.66
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.87	$12.03	998,594.66
Lord Abbett Series Fund Developing Growth Portfolio VC	$13.63	$13.10	59,623.45
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$13.60	$15.53	77,791.10
Lord Abbett Series Fund Short Duration Income Portfolio VC	$9.88	$10.08	462,842.74
MFS VIT II Blended Research Core Equity Portfolio Service Class	$9.62	$10.27	10,605.16
MFS VIT II Corporate Bond Portfolio Service Class	$10.14	$10.60	227,632.33
MFS VIT II Emerging Markets Equity Portfolio Service Class	$7.71	$8.29	31,359.40
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.05	$11.55	66,251.48
MFS VIT II International Value Portfolio Service Class	$14.17	$14.52	289,643.08
MFS VIT II Technology Portfolio Service Class	$15.39	$16.46	141,621.65
MFS VIT New Discovery Portfolio Service Class	$12.56	$13.48	67,729.55
MFS VIT Utilities Portfolio Service Class	$11.93	$13.09	230,892.25
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$10.99	$11.07	11,019.18
Oppenheimer Global Fund/VA Service Class	$10.01	$9.86	29,063.95
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$9.26	$9.45	24,807.19
Oppenheimer International Growth Fund/VA Service Class	$9.41	$9.03	534,562.84
Oppenheimer Main Street Fund/VA Service Class	$10.49	$11.51	71,255.72
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.10	$11.72	100,137.48
Oppenheimer Total Return Bond Fund/VA Service Class Formerly Oppenheimer Core Bond Fund	$10.06	$10.23	248,780.54
PIMCO All Asset Portfolio Advisor Class	$9.36	$10.42	430,127.24
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$4.74	$5.37	896,054.79
PIMCO Emerging Markets Bond Portfolio Advisor Class	$9.80	$10.95	73,183.97
PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class	$9.97	$10.46	39,542.15
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.01	$9.24	32,869.63
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.29	$9.53	29,561.30
PIMCO High Yield Portfolio Advisor Class	$11.08	$12.28	412,742.24
PIMCO Low Duration Portfolio Advisor Class	$9.96	$9.96	1,762,411.55
PIMCO Real Return Portfolio Advisor Class	$9.14	$9.47	1,506,019.84
PIMCO Short-Term Portfolio Advisor Class	$9.86	$9.95	4,353,489.27
PIMCO Total Return Portfolio Advisor Class	$10.38	$10.51	2,589,129.38
PIMCO Unconstrained Bond Portfolio Advisor Class	$9.69	$10.00	181,032.16
Pioneer Bond VCT Portfolio Class II	$10.75	$11.03	2,652,195.79
Pioneer Equity Income VCT Portfolio Class II	$14.34	$16.91	139,701.32
Pioneer Fund VCT Portfolio Class II	$14.13	$15.28	25,308.08
Pioneer High Yield VCT Portfolio Class II	$10.89	$12.23	159,677.64
Pioneer Strategic Income VCT Portfolio Class II	$10.47	$11.09	917,803.49
Power Income VIT Fund Class 2	$9.65	$9.93	121,564.52
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$13.59	$13.57	18,431.40
Prudential Series Fund Natural Resources Portfolio Class II	$5.04	$6.21	29,560.53
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.34	$13.66	33,602.99
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$11.49	$11.28	40,798.36
Royce Capital Fund - Micro-Cap Portfolio Service Class	$9.07	$10.68	43,874.06
Royce Capital Fund - Small-Cap Portfolio Service Class	$11.89	$14.14	1,172,492.54
Rydex VIF Biotechnology Fund	$20.35	$16.13	76,029.36
Rydex VIF S&P 500 Pure Growth Fund	$15.65	$15.84	47,037.39
Rydex VIF S&P MidCap 400 Pure Growth Fund	$12.97	$13.14	26,076.72
T. Rowe Price Blue Chip Growth Portfolio-II	$9.88	$9.80	242,555.62
T. Rowe Price Health Sciences Portfolio-II	$9.08	$8.00	91,339.88
Templeton Developing Markets Fund Class 2	$6.92	$8.02	471,459.96
Templeton Foreign VIP Fund Class 2	$10.34	$10.93	2,031,836.62
Templeton Global Bond VIP Fund Class 2	$10.14	$10.30	1,558,314.12
VanEck VIP Global Hard Assets Fund S	$5.61	$7.94	100,112.65
Western Asset Core Bond Plus Portfolio Class II	$9.83	$10.11	3,345,131.71
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.35	$11.78	43,169.23

Table 1 - Base Contract with Optional Value Endorsement – 1.15% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2014)	Accumulation Unit Value at End of Period (12/31/2015)	Number of Accumulation Units at End of Period
2015
AB VPS Dynamic Asset Allocation Portfolio B	$11.54	$11.26	49,355.62
AB VPS Real Estate Investment Portfolio B	$13.16	$13.10	126,808.13
AB VPS Small Cap Growth Portfolio B	$13.59	$13.23	1,473.61
AB VPS Small/Mid Cap Value Portfolio B	$15.37	$14.33	74,260.49
Alger Capital Appreciation Portfolio Class S	$15.38	$16.10	396,770.01
ALPS | Alerian Energy Infrastructure Portfolio Class III	$9.55	$5.86	116,145.08
ALPS | Red Rocks Listed Private Equity Class III	$10.00	$9.12	15,583.00
American Century VP Inflation Protection Fund II	$9.24	$8.91	107,969.63
American Century VP Mid Cap Value Fund II	$15.14	$14.73	434,337.03
American Century VP Ultra Fund II	$14.25	$14.94	34,321.48
American Century VP Value Fund II	$14.50	$13.76	2,554,682.97
American Funds IS Asset Allocation FundSM Class 4	$10.14	$10.14	400,904.79
American Funds IS Blue Chip Income and Growth FundSM Class 4	$10.54	$10.09	453,676.43
American Funds IS Capital Income BuilderSM Class 4	$9.78	$9.49	508,015.10
American Funds IS Global Growth FundSM Class 4	$9.94	$10.48	87,426.92
American Funds IS Global Growth and Income Fund SM Class 4	$9.91	$9.64	197,881.42
American Funds IS Global Small Capitalization FundSM Class 4	$9.74	$9.63	90,684.81
American Funds IS Growth FundSM Class 4	$10.27	$10.82	64,791.69
American Funds IS Growth-Income FundSM Class 4	$10.22	$10.23	106,873.27
American Funds IS International FundSM Class 4	$9.37	$8.83	86,771.68
American Funds IS International Growth and Income FundSM Class 4	$9.19	$8.56	85,294.42
American Funds IS New World Fund® Class 4	$8.72	$8.33	471,355.98
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	$10.08	$10.09	432,170.20
American Funds IS Ultra-Short Bond FundSM Class 4 Formerly American Funds IS Cash Management Fund	$9.93	$9.74	1,414,395.97
BlackRock Basic Value V.I. Fund Class III	$14.97	$13.89	185,904.75
BlackRock Capital Appreciation V.I. Fund Class III	$14.21	$14.98	99,756.71
BlackRock Equity Dividend V.I. Fund Class III	$13.76	$13.50	524,988.27
BlackRock Global Allocation V.I. Fund Class III	$11.43	$11.19	984,724.55
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$9.92	$9.68	61,289.39
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$9.84	$9.34	18,904.42
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III	$10.02	$9.76	27,296.47
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$9.61	$8.86	25,830.74
BlackRock Large Cap Core V.I. Fund Class III	$14.46	$14.33	31,229.54
BlackRock Large Cap Growth V.I. Fund Class III	$14.82	$15.02	101,547.99
Calvert VP S&P 500 Index Portfolio	$14.44	$14.41	3,500.71
Calvert VP SRI Mid Cap Portfolio	$14.04	$13.42	55,232.22
ClearBridge Variable Aggressive Growth Portfolio Class II (Added July 31, 2015)	$10.00	$9.26	3,348.47
ClearBridge Variable Dividend Strategy Portfolio Class II	$13.83	$13.06	124,543.53
ClearBridge Variable Mid Cap Portfolio Class II Formerly ClearBridge Variable Mid Cap Core Portfolio	$14.80	$14.92	82,761.55
ClearBridge Variable Small Cap Growth Portfolio Class II	$14.76	$13.92	48,970.32
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$12.10	$12.29	49,802.06
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$11.44	$10.98	113,004.60
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$9.93	$9.69	661,087.49
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$10.46	$10.19	378,658.61
Deutsche Alternative Asset Allocation VIP-B	$10.41	$9.62	142,667.24
Deutsche Equity 500 Index VIP-B	$14.34	$14.30	402,397.63
Deutsche Global Small Cap VIP-B	$12.75	$12.71	36,003.20
Deutsche Large Cap Value VIP-B	$14.12	$12.96	19,896.17
Deutsche Small Cap Index VIP-B	$14.23	$13.38	65,262.08
Deutsche Small Mid Cap Value VIP-B	$13.84	$13.38	40,410.96
Eaton Vance VT Bond Fund Initial Class (Added July 31, 2015)	$10.00	$8.84	2,846.97
Eaton Vance VT Floating-Rate Income Fund	$15.18	$10.33	1,670,904.20
Eaton Vance VT Large-Cap Value Fund	$15.18	$14.82	78,046.75
Fidelity VIP Contrafund Portfolio Service Class 2	$14.79	$14.68	274,710.68
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.20	$9.04	109,436.55
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$11.77	$11.63	170,128.81
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$12.54	$12.43	111,797.21
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$13.14	$13.04	41,056.82
Fidelity VIP Government Money Market Portfolio Service Class 2 Formerly Fidelity VIP Money Market Portfolio	$9.63	$9.52	3,063,196.07
Fidelity VIP High Income Portfolio Service Class 2	$11.13	$10.58	282,996.68
Fidelity VIP Mid Cap Portfolio Service Class 2	$14.14	$13.75	237,991.82
Fidelity VIP Overseas Portfolio Service Class 2	$12.11	$12.37	103,181.96
Fidelity VIP Real Estate Portfolio Service Class 2	$14.12	$14.45	753,838.87
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.62	$10.30	430,042.46
Fidelity VIP Value Strategies Portfolio Service Class 2	$14.85	$14.21	143,873.56
First Investors Life Series International Fund	$10.23	$10.46	6,503.99
First Investors Life Series Opportunity Fund	$10.19	$9.99	507,260.31
First Investors Life Series Total Return Fund	$10.98	$10.68	21,791.57
Franklin Income VIP Fund Class 2	$11.78	$10.82	937,949.65
Franklin Mutual Global Discovery VIP Fund Class 2	$13.26	$12.63	251,348.29
Franklin Mutual Shares VIP Fund Class 2	$14.07	$13.23	278,242.20
Franklin Rising Dividends VIP Fund Class 2	$14.53	$13.84	411,812.80
Guggenheim VIF Global Managed Futures Strategy Fund	$10.18	$9.91	35,268.38
Guggenheim VIF Long Short Equity Fund	$11.55	$11.56	36,354.62
Guggenheim VIF Multi-Hedge Strategies Fund	$10.37	$10.44	131,097.55
Guggenheim VIF Small Cap Value Series Q	$13.43	$12.40	50,604.90
Ivy Funds VIP Asset Strategy	$11.97	$10.85	810,169.44
Ivy Funds VIP Balanced	$12.89	$12.70	711,195.78
Ivy Funds VIP Dividend Opportunities	$14.25	$13.80	138,371.67
Ivy Funds VIP Energy	$9.92	$7.64	169,362.47
Ivy Funds VIP Global Bond	$10.00	$9.62	129,441.36
Ivy Funds VIP Global Growth	$12.35	$12.63	77,428.95
Ivy Funds VIP Global Natural Resources	$8.10	$6.21	88,030.28
Ivy Funds VIP Growth	$15.17	$16.07	205,066.25
Ivy Funds VIP High Income	$10.44	$9.65	3,362,682.86
Ivy Funds VIP International Core Equity	$12.41	$12.15	279,171.98
Ivy Funds VIP Mid Cap Growth	$13.70	$12.76	240,132.34
Ivy Funds VIP Science and Technology	$16.95	$16.28	201,246.74
Ivy Funds VIP Small Cap Growth	$12.78	$12.88	322,279.02
Ivy Funds VIP Small Cap Value	$14.66	$13.68	383,316.34
Janus Aspen Balanced Portfolio Service Shares	$13.09	$13.00	262,692.37
Janus Aspen Enterprise Portfolio Service Shares	$12.07	$12.39	40,317.84
Janus Aspen Flexible Bond Portfolio Service Shares	$10.61	$10.48	259,294.06
Janus Aspen Global Research Portfolio Service Shares	$13.83	$13.33	17,270.36
Janus Aspen Global Technology Portfolio Service Shares	$14.69	$15.19	66,228.33
Janus Aspen Global Unconstrained Bond Portfolio[1] Service Shares	$10.00	$9.68	41,673.75
Janus Aspen Janus Portfolio Service Shares	$14.76	$15.33	13,402.53
Janus Aspen Overseas Portfolio Service Shares	$8.87	$7.99	15,128.01
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$13.30	$12.66	138,561.16
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.98	$11.79	136,097.83
Lazard Retirement International Equity Portfolio Service Shares	$11.85	$11.91	36,585.98
Lord Abbett Series Fund Bond Debenture Portfolio VC	$11.20	$10.91	772,107.65
Lord Abbett Series Fund Developing Growth Portfolio VC	$15.07	$13.67	83,035.18
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$14.29	$13.64	75,981.80
Lord Abbett Series Fund Short Duration Income Portfolio[1] VC	$10.00	$9.89	118,520.50
MFS VIT II Blended Research Core Equity Portfolio Service Class (Added July 31, 2015)	$10.00	$9.63	5,585.84
MFS VIT II Corporate Bond Portfolio Service Class	$10.34	$10.17	122,760.24
MFS VIT II Emerging Markets Equity Portfolio Service Class	$8.99	$7.73	30,390.43
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.49	$11.08	60,954.68
MFS VIT II International Value Portfolio Service Class	$13.52	$14.21	225,374.34
MFS VIT II Technology Portfolio Service Class	$14.13	$15.44	145,560.68
MFS VIT New Discovery Portfolio Service Class	$13.02	$12.60	63,276.02
MFS VIT Utilities Portfolio Service Class	$14.19	$11.96	209,927.10
Oppenheimer Core Bond Fund/VA Service Class	$10.13	$10.09	167,193.33
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$10.48	$11.02	12,932.44
Oppenheimer Global Fund/VA Service Class	$9.80	$10.04	26,685.72
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$9.75	$9.28	17,491.25
Oppenheimer International Growth Fund/VA Service Class	$9.26	$9.44	519,223.80
Oppenheimer Main Street Fund/VA Service Class	$10.91	$10.52	30,065.17
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.32	$10.13	66,454.27
PIMCO All Asset Portfolio Advisor Class	$10.45	$9.38	405,246.47
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$6.47	$4.75	884,393.54
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.18	$9.83	71,726.30
PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class (Added July 31, 2015)	$10.00	$9.98	12,663.92
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.54	$9.04	39,757.71
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.45	$9.32	29,252.54
PIMCO High Yield Portfolio Advisor Class	$11.44	$11.11	308,838.53
PIMCO Low Duration Portfolio Advisor Class	$10.09	$9.99	1,193,155.24
PIMCO Real Return Portfolio Advisor Class	$9.53	$9.16	1,397,334.09
PIMCO Short-Term Portfolio Advisor Class	$9.90	$9.89	4,769,035.19
PIMCO Total Return Portfolio Advisor Class	$10.50	$10.41	2,871,785.43
PIMCO Unconstrained Bond Portfolio Advisor Class (Added July 31, 2015)	$10.00	$9.70	78,440.17
Pioneer Bond VCT Portfolio Class II	$10.90	$10.78	2,319,211.48
Pioneer Equity Income VCT Portfolio Class II	$14.52	$14.38	86,956.50
Pioneer Fund VCT Portfolio Class II	$14.39	$14.17	18,672.10
Pioneer High Yield VCT Portfolio Class II	$11.54	$10.92	142,413.43
Pioneer Strategic Income VCT Portfolio Class II	$10.79	$10.50	839,147.18
Power Income VIT Fund Class 2	$13.02	$9.67	185,533.66
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$14.52	$13.63	14,490.04
Prudential Series Fund Natural Resources Portfolio Class II	$7.19	$5.05	19,054.00
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.91	$13.38	40,472.55
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$12.33	$11.52	42,783.83
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.53	$9.10	45,398.30
Royce Capital Fund - Small-Cap Portfolio Service Class	$13.71	$11.93	895,461.37
Rydex VIF Biotechnology Fund	$19.03	$20.41	109,138.50
Rydex VIF S&P 500 Pure Growth Fund	$15.71	$15.70	79,222.81
Rydex VIF S&P MidCap 400 Pure Growth Fund	$12.98	$13.00	47,354.03
T. Rowe Price Blue Chip Growth Portfolio-II (Added July 31, 2015)	$10.00	$9.89	89,460.08
T. Rowe Price Health Sciences Portfolio-II (Added July 31, 2015)	$10.00	$9.09	46,491.02
Templeton Developing Markets Fund Class 2	$8.73	$6.94	549,561.84
Templeton Foreign VIP Fund Class 2	$11.21	$10.36	1,746,130.81
Templeton Global Bond VIP Fund Class 2	$10.75	$10.17	1,383,118.66
Transparent Value Directional Allocation VI Portfolio Class II	$9.66	$9.28	16,501.83
VanEck VIP Global Hard Assets Fund S	$8.57	$5.63	63,072.98
Western Asset Variable Core Bond Plus Portfolio Class II (Added July 31, 2015)	$10.00	$9.84	1,097,807.50
Western Asset Variable Global High Yield Bond Portfolio Class II	$11.18	$10.38	46,406.80

Table 2 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2014)	Accumulation Unit Value at End of Period (12/31/2015)	Number of Accumulation Units at End of Period
2015
AB VPS Dynamic Asset Allocation Portfolio B	$11.54	$11.23	49,355.62
AB VPS Real Estate Investment Portfolio B	$13.15	$13.06	126,808.13
AB VPS Small Cap Growth Portfolio B	$13.58	$13.19	1,473.61
AB VPS Small/Mid Cap Value Portfolio B	$15.36	$14.29	74,260.49
Alger Capital Appreciation Portfolio Class S	$15.36	$16.05	396,770.01
ALPS | Alerian Energy Infrastructure Portfolio Class III	$9.54	$5.84	116,145.08
ALPS | Red Rocks Listed Private Equity Class III	$10.00	$9.11	15,583.00
American Century VP Inflation Protection Fund II	$9.24	$8.89	107,969.63
American Century VP Mid Cap Value Fund II	$15.12	$14.69	434,337.03
American Century VP Ultra Fund II	$14.24	$14.90	34,321.48
American Century VP Value Fund II	$14.49	$13.72	2,554,682.97
American Funds IS Asset Allocation FundSM Class 4	$10.13	$10.11	400,904.79
American Funds IS Blue Chip Income and Growth FundSM Class 4	$10.53	$10.06	453,676.43
American Funds IS Capital Income BuilderSM Class 4	$9.77	$9.47	508,015.10
American Funds IS Global Growth FundSM Class 4	$9.93	$10.45	87,426.92
American Funds IS Global Growth and Income Fund SM Class 4	$9.90	$9.62	197,881.42
American Funds IS Global Small Capitalization FundSM Class 4	$9.73	$9.60	90,684.81
American Funds IS Growth FundSM Class 4	$10.26	$10.79	64,791.69
American Funds IS Growth-Income FundSM Class 4	$10.21	$10.20	106,873.27
American Funds IS International FundSM Class 4	$9.37	$8.80	86,771.68
American Funds IS International Growth and Income FundSM Class 4	$9.19	$8.53	85,294.42
American Funds IS New World Fund® Class 4	$8.71	$8.30	471,355.98
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	$10.07	$10.06	432,170.20
American Funds IS Ultra-Short Bond FundSM Class 4 Formerly American Funds IS Cash Management Fund	$9.92	$9.71	1,414,395.97
BlackRock Basic Value V.I. Fund Class III	$14.96	$13.85	185,904.75
BlackRock Capital Appreciation V.I. Fund Class III	$14.20	$14.94	99,756.71
BlackRock Equity Dividend V.I. Fund Class III	$13.75	$13.46	524,988.27
BlackRock Global Allocation V.I. Fund Class III	$11.42	$11.16	984,724.55
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$9.91	$9.66	61,289.39
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$9.83	$9.31	18,904.42
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III	$10.02	$9.74	27,296.47
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$9.60	$8.84	25,830.74
BlackRock Large Cap Core V.I. Fund Class III	$14.45	$14.29	31,229.54
BlackRock Large Cap Growth V.I. Fund Class III	$14.81	$14.98	101,547.99
Calvert VP S&P 500 Index Portfolio	$14.43	$14.37	3,500.71
Calvert VP SRI Mid Cap Portfolio	$14.03	$13.38	55,232.22
ClearBridge Variable Aggressive Growth Portfolio Class II (Added July 31, 2015)	$10.00	$9.25	3,348.47
ClearBridge Variable Dividend Strategy Portfolio Class II	$13.82	$13.03	124,543.53
ClearBridge Variable Mid Cap Portfolio Class II Formerly ClearBridge Variable Mid Cap Core Portfolio	$14.79	$14.88	82,761.55
ClearBridge Variable Small Cap Growth Portfolio Class II	$14.75	$13.88	48,970.32
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$12.09	$12.25	49,802.06
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$11.43	$10.95	113,004.60
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$9.93	$9.66	661,087.49
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$10.45	$10.16	378,658.61
Deutsche Alternative Asset Allocation VIP-B	$10.40	$9.59	142,667.24
Deutsche Equity 500 Index VIP-B	$14.33	$14.26	402,397.63
Deutsche Global Small Cap VIP-B	$12.74	$12.68	36,003.20
Deutsche Large Cap Value VIP-B	$14.11	$12.92	19,896.17
Deutsche Small Cap Index VIP-B	$14.22	$13.35	65,262.08
Deutsche Small Mid Cap Value VIP-B	$13.83	$13.34	40,410.96
Eaton Vance VT Bond Fund Initial Class (Added July 31, 2015)	$10.00	$8.83	2,846.97
Eaton Vance VT Floating-Rate Income Fund	$10.55	$10.30	1,670,904.20
Eaton Vance VT Large-Cap Value Fund	$15.17	$14.78	78,046.75
Fidelity VIP Contrafund Portfolio Service Class 2	$14.78	$14.64	274,710.68
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.19	$9.02	109,436.55
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$11.76	$11.60	170,128.81
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$12.53	$12.40	111,797.21
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$13.13	$13.00	41,056.82
Fidelity VIP Government Money Market Portfolio Service Class 2 Formerly Fidelity VIP Money Market Portfolio	$9.63	$9.50	3,063,196.07
Fidelity VIP High Income Portfolio Service Class 2	$11.12	$10.55	282,996.68
Fidelity VIP Mid Cap Portfolio Service Class 2	$14.13	$13.71	237,991.82
Fidelity VIP Overseas Portfolio Service Class 2	$12.10	$12.33	103,181.96
Fidelity VIP Real Estate Portfolio Service Class 2	$14.11	$14.41	753,838.87
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.61	$10.27	430,042.46
Fidelity VIP Value Strategies Portfolio Service Class 2	$14.84	$14.17	143,873.56
First Investors Life Series International Fund	$10.22	$10.43	6,503.99
First Investors Life Series Opportunity Fund	$10.18	$9.96	507,260.31
First Investors Life Series Total Return Fund	$10.97	$10.65	21,791.57
Franklin Income VIP Fund Class 2	$11.77	$10.79	937,949.65
Franklin Mutual Global Discovery VIP Fund Class 2	$13.24	$12.59	251,348.29
Franklin Mutual Shares VIP Fund Class 2	$14.06	$13.19	278,242.20
Franklin Rising Dividends VIP Fund Class 2	$14.52	$13.80	411,812.80
Guggenheim VIF Global Managed Futures Strategy Fund	$10.17	$9.88	35,268.38
Guggenheim VIF Long Short Equity Fund	$11.54	$11.52	36,354.62
Guggenheim VIF Multi-Hedge Strategies Fund	$10.36	$10.41	131,097.55
Guggenheim VIF Small Cap Value Series Q	$13.42	$12.37	50,604.90
Ivy Funds VIP Asset Strategy	$11.96	$10.82	810,169.44
Ivy Funds VIP Balanced	$12.88	$12.67	711,195.78
Ivy Funds VIP Dividend Opportunities	$14.24	$13.76	138,371.67
Ivy Funds VIP Energy	$9.92	$7.62	169,362.47
Ivy Funds VIP Global Bond	$9.99	$9.59	129,441.36
Ivy Funds VIP Global Growth	$12.34	$12.59	77,428.95
Ivy Funds VIP Global Natural Resources	$8.09	$6.20	88,030.28
Ivy Funds VIP Growth	$15.15	$16.02	205,066.25
Ivy Funds VIP High Income	$10.43	$9.62	3,362,682.86
Ivy Funds VIP International Core Equity	$12.40	$12.12	279,171.98
Ivy Funds VIP Mid Cap Growth	$13.69	$12.73	240,132.34
Ivy Funds VIP Science and Technology	$16.94	$16.23	201,246.74
Ivy Funds VIP Small Cap Growth	$12.77	$12.84	322,279.02
Ivy Funds VIP Small Cap Value	$14.65	$13.64	383,316.34
Janus Aspen Balanced Portfolio Service Shares	$13.08	$12.96	262,692.37
Janus Aspen Enterprise Portfolio Service Shares	$12.06	$12.35	40,317.84
Janus Aspen Flexible Bond Portfolio Service Shares	$10.60	$10.45	259,294.06
Janus Aspen Global Research Portfolio Service Shares	$13.82	$13.29	17,270.36
Janus Aspen Global Technology Portfolio Service Shares	$14.68	$15.15	66,228.33
Janus Aspen Global Unconstrained Bond Portfolio Service Shares (Added July 31, 2015)	$10.00	$9.68	41,673.75
Janus Aspen Janus Portfolio Service Shares	$14.75	$15.29	13,402.53
Janus Aspen Overseas Portfolio Service Shares	$8.86	$7.97	15,128.01
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$13.29	$12.62	138,561.16
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.97	$11.75	136,097.83
Lazard Retirement International Equity Portfolio Service Shares	$11.84	$11.88	36,585.98
Lord Abbett Series Fund Bond Debenture Portfolio VC	$11.19	$10.87	772,107.65
Lord Abbett Series Fund Developing Growth Portfolio VC	$15.05	$13.63	83,035.18
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$14.28	$13.60	75,981.80
Lord Abbett Series Fund Short Duration Income Portfolio VC (Added July 31, 2015)	$10.00	$9.88	118,520.50
MFS VIT II Blended Research Core Equity Portfolio Service Class (Added July 31, 2015)	$10.00	$9.62	5,585.84
MFS VIT II Corporate Bond Portfolio Service Class	$10.34	$10.14	122,760.24
MFS VIT II Emerging Markets Equity Portfolio Service Class	$8.99	$7.71	30,390.43
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.48	$11.05	60,954.68
MFS VIT II International Value Portfolio Service Class	$13.51	$14.17	225,374.34
MFS VIT II Technology Portfolio Service Class	$14.12	$15.39	145,560.68
MFS VIT New Discovery Portfolio Service Class	$13.01	$12.56	63,276.02
MFS VIT Utilities Portfolio Service Class	$14.18	$11.93	209,927.10
Oppenheimer Core Bond Fund/VA Service Class	$10.12	$10.06	167,193.33
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$10.48	$10.99	12,932.44
Oppenheimer Global Fund/VA Service Class	$9.79	$10.01	26,685.72
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$9.74	$9.26	17,491.25
Oppenheimer International Growth Fund/VA Service Class	$9.25	$9.41	519,223.80
Oppenheimer Main Street Fund/VA Service Class	$10.90	$10.49	30,065.17
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.31	$10.10	66,454.27
PIMCO All Asset Portfolio Advisor Class	$10.44	$9.36	405,246.47
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$6.46	$4.74	884,393.54
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.18	$9.80	71,726.30
PIMCO Foreign Bond (USD-Hedged) Portfolio[1] Advisor Class	$10.00	$9.97	12,663.92
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.53	$9.01	39,757.71
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.44	$9.29	29,252.54
PIMCO High Yield Portfolio Advisor Class	$11.43	$11.08	308,838.53
PIMCO Low Duration Portfolio Advisor Class	$10.08	$9.96	1,193,155.24
PIMCO Real Return Portfolio Advisor Class	$9.53	$9.14	1,397,334.09
PIMCO Short-Term Portfolio Advisor Class	$9.89	$9.86	4,769,035.19
PIMCO Total Return Portfolio Advisor Class	$10.49	$10.38	2,871,785.43
PIMCO Unconstrained Bond Portfolio Advisor Class (Added July 31, 2015)	$10.00	$9.69	78,440.17
Pioneer Bond VCT Portfolio Class II	$10.89	$10.75	2,319,211.48
Pioneer Equity Income VCT Portfolio Class II	$14.51	$14.34	86,956.50
Pioneer Fund VCT Portfolio Class II	$14.38	$14.13	18,672.10
Pioneer High Yield VCT Portfolio Class II	$11.53	$10.89	142,413.43
Pioneer Strategic Income VCT Portfolio Class II	$10.78	$10.47	839,147.18
Power Income VIT Fund Class 2	$10.03	$9.65	185,533.66
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$13.01	$13.59	14,490.04
Prudential Series Fund Natural Resources Portfolio Class II	$7.18	$5.04	19,054.00
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.90	$13.34	40,472.55
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$12.32	$11.49	42,783.83
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.52	$9.07	45,398.30
Royce Capital Fund - Small-Cap Portfolio Service Class	$13.69	$11.89	895,461.37
Rydex VIF Biotechnology Fund	$19.01	$20.35	109,138.50
Rydex VIF S&P 500 Pure Growth Fund	$15.70	$15.65	79,222.81
Rydex VIF S&P MidCap 400 Pure Growth Fund	$12.97	$12.97	47,354.03
T. Rowe Price Blue Chip Growth Portfolio-II (Added July 31, 2015)	$10.00	$9.88	89,460.08
T. Rowe Price Health Sciences Portfolio-II (Added July 31, 2015)	$10.00	$9.08	46,491.02
Templeton Developing Markets Fund Class 2	$8.73	$6.92	549,561.84
Templeton Foreign VIP Fund Class 2	$11.20	$10.34	1,746,130.81
Templeton Global Bond VIP Fund Class 2	$10.74	$10.14	1,383,118.66
Transparent Value Directional Allocation VI Portfolio Class II	$9.65	$9.26	16,501.83
VanEck VIP Global Hard Assets Fund S	$8.57	$5.61	63,072.98
Western Asset Variable Core Bond Plus Portfolio Class II (Added July 31, 2015)	$10.00	$9.83	1,097,807.50
Western Asset Variable Global High Yield Bond Portfolio Class II	$11.17	$10.35	46,406.80

Table 1 - Base Contract with Optional Value Endorsement – 1.15% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (07/30/2014)	Accumulation Unit Value at End of Period (12/31/2014)	Number of Accumulation Units at End of Period
2014
Alger Capital Appreciation Portfolio Class S	$14.70	$15.38	198,215.83
AB VPS Dynamic Asset Allocation Portfolio B	$11.55	$11.54	38,218.77
AB VPS Real Estate Investment Portfolio B	$12.18	$13.16	55,848.37
AB VPS Small Cap Growth Portfolio B	$13.62	$13.59	802.54
AB VPS Small/Mid Cap Value Portfolio B	$14.95	$15.37	55,483.31
ALPS | Alerian Energy Infrastructure Portfolio Class III (Added July 30, 2014)	$10.00	$9.55	33,579.01
American Century VP Inflation Protection Fund II	$9.48	$9.24	74,311.92
American Century VP Mid Cap Value Fund II	$14.30	$15.14	290,008.09
American Century VP Ultra Fund II	$13.64	$14.25	21,972.53
American Century VP Value Fund II	$14.04	$14.50	1,231,859.16
American Funds IS Asset Allocation FundSM Class 4 (Added July 30, 2014)	$10.00	$10.14	29,175.33
American Funds IS Blue Chip Income and Growth FundSM Class 4 (Added July 30, 2014)	$10.00	$10.54	145,289.71
American Funds IS Cash Management FundSM Class 4 (Added July 30, 2014)	$10.00	$9.93	641,895.10
American Funds IS Capital Income BuilderSM Class 4	$10.00	$9.78	62,807.02
American Funds IS Global Growth FundSM Class 4 (Added July 30, 2014)	$10.00	$9.94	9,370.58
American Funds IS Global Growth and Income Fund SM Class 4 (Added July 30, 2014)	$10.00	$9.91	11,931.72
American Funds IS Global Small Capitalization FundSM Class 4 (Added July 30, 2014)	$10.00	$9.74	3,518.97
American Funds IS Growth FundSM Class 4 (Added July 30, 2014)	$10.00	$10.27	10,808.65
American Funds IS Growth-Income FundSM Class 4 (Added July 30, 2014)	$10.00	$10.22	20,264.37
American Funds IS International FundSM Class 4 (Added July 30, 2014)	$10.00	$9.37	14,186.91
American Funds IS International Growth and Income FundSM Class 4 (Added July 30, 2014)	$10.00	$9.19	5,683.71
American Funds IS New World Fund® Class 4 (Added July 30, 2014)	$10.00	$8.72	102,276.04
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4 (Added July 30, 2014)	$10.00	$10.08	33,685.74
BlackRock Basic Value V.I. Fund Class III	$14.80	$14.97	108,625.87
BlackRock Capital Appreciation V.I. Fund Class III	$13.38	$14.21	46,009.41
BlackRock Equity Dividend V.I. Fund Class III	$13.22	$13.76	315,919.77
BlackRock Global Allocation V.I. Fund Class III	$11.68	$11.43	514,994.78
BlackRock iShares® Alternative Strategies V.I. Fund Class III (Added July 30, 2014)	$10.00	$9.92	31,772.37
BlackRock iShares® Dynamic Allocation V.I. Fund Class III (Added July 30, 2014)	$10.00	$9.84	1,014.18
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III (Added July 30, 2014)	$10.00	$10.02	6,742.77
BlackRock iShares® Equity Appreciation V.I. Fund Class III (Added July 30, 2014)	$10.00	$9.61	1,249.91
BlackRock Large Cap Core V.I. Fund Class III	$13.79	$14.46	21,283.77
BlackRock Large Cap Growth V.I. Fund Class III	$14.00	$14.82	95,813.59
Calvert VP S&P 500 Index Portfolio	$13.78	$14.44	1,179.12
Calvert VP SRI Mid Cap Portfolio	$13.42	$14.04	8,965.81
ClearBridge Variable Dividend Strategy Portfolio Class II Formerly ClearBridge Variable Equity Income Portfolio	$13.12	$13.83	30,267.19
ClearBridge Variable Mid Cap Core Portfolio Class II	$14.32	$14.80	40,492.64
ClearBridge Variable Small Cap Growth Portfolio Class II	$13.85	$14.76	25,304.37
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$11.56	$12.10	15,255.47
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$11.27	$11.44	61,828.33
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$10.72	$9.93	338,548.00
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$10.55	$10.46	118,885.82
Deutsche Alternative Asset Allocation VIP-B	$10.68	$10.41	72,577.44
Deutsche Equity 500 Index VIP-B	$13.69	$14.34	111,798.12
Deutsche Global Small Cap VIP-B	$13.34	$12.75	34,976.64
Deutsche Large Cap Value VIP-B	$13.87	$14.12	16,036.93
Deutsche Small Cap Index VIP-B	$13.54	$14.23	39,502.38
Deutsche Small Mid Cap Value VIP-B	$13.62	$13.84	22,419.19
Eaton Vance VT Floating-Rate Income Fund	$10.69	$15.18	39,486.29
Eaton Vance VT Large-Cap Value Fund	$14.88	$15.18	39,486.29
Fidelity VIP Contrafund Portfolio Service Class 2	$14.19	$14.79	154,497.37
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.97	$10.20	62,755.96
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$11.69	$11.77	75,093.65
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$12.49	$12.54	12,026.96
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$13.10	$13.14	16,886.34
Fidelity VIP High Income Portfolio Service Class 2	$11.53	$11.13	141,548.20
Fidelity VIP Mid Cap Portfolio Service Class 2	$13.92	$14.14	134,014.99
Fidelity VIP Money Market Portfolio Service Class 2	$9.68	$9.63	5,157,828.26
Fidelity VIP Overseas Portfolio Service Class 2	$13.04	$12.11	29,652.88
Fidelity VIP Real Estate Portfolio Service Class 2	$13.10	$14.12	504,394.71
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.85	$10.62	303,412.25
Fidelity VIP Value Strategies Portfolio Service Class 2	$14.81	$14.85	75,533.00
First Investors Life Series International Fund	$10.81	$10.23	5,097.27
First Investors Life Series Opportunity Fund (Added July 30, 2014)	$10.00	$10.19	117,034.38
First Investors Life Series Total Return Fund	$10.86	$10.98	15,266.20
Franklin Income VIP Fund Class 2	$12.29	$11.78	659,806.01
Franklin Mutual Global Discovery VIP Fund Class 2	$13.42	$13.26	133,532.64
Franklin Mutual Shares VIP Fund Class 2	$14.19	$14.07	190,490.20
Franklin Rising Dividends VIP Fund Class 2	$13.83	$14.53	267,051.34
Guggenheim VIF Global Managed Futures Strategy Fund	$9.24	$10.18	10,740.77
Guggenheim VIF Long Short Equity Fund	$11.04	$11.55	9,272.87
Guggenheim VIF Multi-Hedge Strategies Fund	$10.11	$10.37	50,830.82
Guggenheim VIF Small Cap Value Series Q	$13.59	$13.43	36,129.65
Ivy Funds VIP Asset Strategy	$12.60	$11.97	533,290.83
Ivy Funds VIP Balanced	$12.52	$12.89	444,064.23
Ivy Funds VIP Dividend Opportunities	$13.78	$14.25	66,030.07
Ivy Funds VIP Energy	$12.95	$9.92	98,942.69
Ivy Funds VIP Global Bond	$10.38	$10.00	70,926.78
Ivy Funds VIP Global Growth	$12.92	$12.35	37,314.51
Ivy Funds VIP Global Natural Resources	$10.56	$8.10	34,481.16
Ivy Funds VIP Growth	$14.58	$15.17	59,688.65
Ivy Funds VIP High Income	$10.76	$10.44	1,936,974.88
Ivy Funds VIP International Core Equity	$13.23	$12.41	118,173.53
Ivy Funds VIP Mid Cap Growth	$13.00	$13.70	113,647.61
Ivy Funds VIP Science and Technology	$17.13	$16.95	121,906.88
Ivy Funds VIP Small Cap Growth	$12.54	$12.78	68,859.66
Ivy Funds VIP Small Cap Value	$14.19	$14.66	223,992.93
Janus Aspen Balanced Portfolio Service Shares	$12.75	$13.09	162,839.08
Janus Aspen Enterprise Portfolio Service Shares	$11.26	$12.07	15,114.98
Janus Aspen Flexible Bond Portfolio Service Shares	$10.56	$10.61	132,149.87
Janus Aspen Global Research Portfolio Service Shares	$13.71	$13.83	8,235.85
Janus Aspen Global Technology Portfolio Service Shares	$14.22	$14.69	11,190.52
Janus Aspen Janus Portfolio Service Shares	$13.81	$14.76	7,439.54
Janus Aspen Overseas Portfolio Service Shares	$10.50	$8.87	4,615.00
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$13.02	$13.30	98,327.97
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$12.15	$11.98	47,001.79
Lazard Retirement International Equity Portfolio Service Shares	$12.72	$11.85	26,168.66
Lord Abbett Series Fund Bond Debenture Portfolio VC	$11.29	$11.20	314,677.57
Lord Abbett Series Fund Developing Growth Portfolio VC	$14.34	$15.07	34,856.77
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$13.85	$14.29	33,045.96
MFS VIT II Corporate Bond Portfolio Service Class Formerly MFS VIT II Bond Portfolio	$10.29	$10.34	78,627.68
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.33	$8.99	16,079.86
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.60	$11.49	39,364.55
MFS VIT II International Value Portfolio Service Class	$14.04	$13.52	90,225.07
MFS VIT II Technology Portfolio Service Class	$13.60	$14.13	12,841.83
MFS VIT New Discovery Portfolio Service Class	$13.27	$13.02	29,198.16
MFS VIT Utilities Portfolio Service Class	$14.41	$14.19	124,306.51
Oppenheimer Core Bond Fund/VA Service Class (Added July 30, 2014)	$10.00	$10.13	37,255.43
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class (Added July 30, 2014)	$10.00	$10.48	331.31
Oppenheimer Global Fund/VA Service Class (Added July 30, 2014)	$10.00	$9.80	1,405.85
Oppenheimer Global Multi-Alternatives Fund/VA Service Class Formerly Oppenheimer Diversified Alternatives Fund (Added July 30, 2014)	$10.00	$9.75	10,422.89
Oppenheimer International Growth Fund/VA Service Class (Added July 30, 2014)	$10.00	$9.26	91,686.24
Oppenheimer Main Street Fund/VA Service Class (Added July 30, 2014)	$10.00	$10.91	22,933.35
Oppenheimer Main Street Small Cap Fund/VA Service Class (Added July 30, 2014)	$10.00	$10.32	419.84
PIMCO All Asset Portfolio Advisor Class	$11.14	$10.45	284,949.11
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$8.35	$6.47	893,408.48
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.88	$10.18	46,746.80
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.92	$9.54	23,210.11
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.65	$9.45	25,207.70
PIMCO High Yield Portfolio Advisor Class	$11.56	$11.44	284,359.84
PIMCO Low Duration Portfolio Advisor Class	$10.31	$10.09	510,356.66
PIMCO Real Return Portfolio Advisor Class	$9.91	$9.53	839,549.00
PIMCO Short-Term Portfolio Advisor Class	$9.95	$9.90	2,799,179.12
PIMCO Total Return Portfolio Advisor Class	$10.38	$10.50	3,059,182.21
Pioneer Bond VCT Portfolio Class II	$10.81	$10.90	634,858.98
Pioneer Equity Income VCT Portfolio Class II	$13.65	$14.52	39,709.30
Pioneer Fund VCT Portfolio Class II	$13.84	$14.39	8,697.93
Pioneer High Yield VCT Portfolio Class II	$12.17	$11.54	119,935.17
Pioneer Strategic Income VCT Portfolio Class II	$10.94	$10.79	478,058.90
Power Income VIT Fund Class 2	$10.40	$13.02	14,709.20
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$13.04	$14.52	39,709.30
Prudential Series Fund Natural Resources Portfolio Class II	$10.36	$7.19	12,171.95
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.10	$13.91	42,681.44
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.67	$10.53	23,031.73
Royce Capital Fund - Small-Cap Portfolio Service Class	$13.17	$13.71	392,454.09
Rydex VIF Biotechnology Fund	$16.47	$19.03	42,958.39
Rydex VIF S&P 500 Pure Growth Fund	$15.52	$15.71	42,583.98
Rydex VIF S&P MidCap 400 Pure Growth Fund	$13.15	$12.98	13,975.03
Templeton Developing Markets Fund Class 2	$9.85	$8.73	449,080.01
Templeton Foreign VIP Fund Class 2	$12.99	$11.21	978,804.88
Templeton Global Bond VIP Fund Class 2	$10.97	$10.75	766,071.62
Transparent Value Directional Allocation VI Portfolio Class II (Added July 30, 2014)	$10.00	$9.66	12,031.93
Van Eck VIP Global Hard Assets Fund S	$12.03	$8.57	12,741.31
Western Asset Variable Global High Yield Bond Portfolio Class II	$12.02	$11.18	43,352.87
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II Formerly Legg Mason Dynamic Multi-Strategy VIT Portfolio	$12.30	$12.33	23,031.73

Table 2 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2013)	Accumulation Unit Value at End of Period (12/31/2014)	Number of Accumulation Units at End of Period
2014
Alger Capital Appreciation Portfolio Class S	$13.73	$15.36	198,215.83
AB VPS Dynamic Asset Allocation Portfolio B	$11.22	$11.54	38,218.78
AB VPS Real Estate Investment Portfolio B	$10.67	$13.15	55,848.37
AB VPS Small Cap Growth Portfolio B	$14.05	$13.58	802.55
AB VPS Small/Mid Cap Value Portfolio B	$14.29	$15.36	55,483.32
ALPS | Alerian Energy Infrastructure Portfolio Class III (Added July 30, 2014)	$10.00	$9.54	33,579.02
American Century VP Inflation Protection Fund II	$9.06	$9.24	74,311.92
American Century VP Mid Cap Value Fund II	$13.19	$15.12	290,008.10
American Century VP Ultra Fund II	$13.14	$14.24	21,972.54
American Century VP Value Fund II	$13.01	$14.49	1,231,859.17
American Funds IS Asset Allocation FundSM Class 4 (Added July 30, 2014)	$10.00	$10.13	29,175.33
American Funds IS Blue Chip Income and Growth FundSM Class 4 (Added July 30, 2014)	$10.00	$10.53	145,289.71
American Funds IS Cash Management FundSM Class 4 (Added July 30, 2014)	$10.00	$9.92	641,895.10
American Funds IS Capital Income BuilderSM Class 4	$10.00	$9.77	62,807.02
American Funds IS Global Growth FundSM Class 4 (Added July 30, 2014)	$10.00	$9.93	9,370.58
American Funds IS Global Growth and Income Fund SM Class 4 (Added July 30, 2014)	$10.00	$9.90	11,931.72
American Funds IS Global Small Capitalization FundSM Class 4 (Added July 30, 2014)	$10.00	$9.73	3,518.97
American Funds IS Growth FundSM Class 4 (Added July 30, 2014)	$10.00	$10.26	10,808.65
American Funds IS Growth-Income FundSM Class 4 (Added July 30, 2014)	$10.00	$10.21	20,264.37
American Funds IS International FundSM Class 4 (Added July 30, 2014)	$10.00	$9.37	14,186.91
American Funds IS International Growth and Income FundSM Class 4 (Added July 30, 2014)	$10.00	$9.19	5,683.71
American Funds IS New World Fund® Class 4 (Added July 30, 2014)	$10.00	$8.71	102,276.04
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4 (Added July 30, 2014)	$10.00	$10.07	33,685.74
BlackRock Basic Value V.I. Fund Class III	$13.83	$14.96	108,625.87
BlackRock Capital Appreciation V.I. Fund Class III	$13.26	$14.20	46,009.41
BlackRock Equity Dividend V.I. Fund Class III	$12.78	$13.75	315,919.77
BlackRock Global Allocation V.I. Fund Class III	$11.36	$11.42	514,994.78
BlackRock iShares® Alternative Strategies V.I. Fund Class III (Added July 30, 2014)	$10.00	$9.91	31,772.37
BlackRock iShares® Dynamic Allocation V.I. Fund Class III (Added July 30, 2014)	$10.00	$9.83	1,014.18
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III (Added July 30, 2014)	$10.00	$10.02	6,742.77
BlackRock iShares® Equity Appreciation V.I. Fund Class III (Added July 30, 2014)	$10.00	$9.60	1,249.91
BlackRock Large Cap Core V.I. Fund Class III	$13.07	$14.45	21,283.77
BlackRock Large Cap Growth V.I. Fund Class III	$13.17	$14.81	95,813.59
Calvert VP S&P 500 Index Portfolio	$13.30	$14.43	1,179.12
Calvert VP SRI Mid Cap Portfolio	$13.15	$14.03	8,965.81
ClearBridge Variable Dividend Strategy Portfolio Class II Formerly ClearBridge Variable Equity Income Portfolio	$12.34	$13.82	30,267.19
ClearBridge Variable Mid Cap Core Portfolio Class II	$13.90	$14.79	40,492.64
ClearBridge Variable Small Cap Growth Portfolio Class II	$14.40	$14.75	25,304.37
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$10.86	$12.09	15,255.47
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$10.55	$11.43	61,828.33
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$9.92	$9.93	338,548.00
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$10.23	$10.45	118,885.82
Deutsche Alternative Asset Allocation VIP-B	$10.21	$10.40	72,577.44
Deutsche Equity 500 Index VIP-B	$12.84	$14.33	111,798.12
Deutsche Global Small Cap VIP-B	$13.50	$12.74	34,976.64
Deutsche Large Cap Value VIP-B	$12.96	$14.11	16,036.93
Deutsche Small Cap Index VIP-B	$13.79	$14.22	39,502.38
Deutsche Small Mid Cap Value VIP-B	$13.34	$13.83	22,419.19
Eaton Vance VT Floating-Rate Income Fund	$10.63	$10.55	1,155,623.21
Eaton Vance VT Large-Cap Value Fund	$13.43	$15.17	39,486.29
Fidelity VIP Contrafund Portfolio Service Class 2	$13.41	$14.78	154,497.37
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.21	$10.19	62,755.96
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$11.36	$11.76	75,093.65
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$12.08	$12.53	12,026.96
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$12.67	$13.13	16,886.34
Fidelity VIP High Income Portfolio Service Class 2	$11.17	$11.12	141,548.20
Fidelity VIP Mid Cap Portfolio Service Class 2	$13.50	$14.13	134,014.99
Fidelity VIP Money Market Portfolio Service Class 2	$9.76	$9.63	5,157,828.26
Fidelity VIP Overseas Portfolio Service Class 2	$13.37	$12.10	29,652.88
Fidelity VIP Real Estate Portfolio Service Class 2	$11.02	$14.11	504,394.71
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.40	$10.61	303,412.25
Fidelity VIP Value Strategies Portfolio Service Class 2	$14.12	$14.84	75,533.00
First Investors Life Series International Fund	$10.12	$10.22	5,097.27
First Investors Life Series Opportunity Fund (Added July 30, 2014)	$10.00	$10.18	117,034.38
First Investors Life Series Total Return Fund	$10.49	$10.97	15,266.20
Franklin Income VIP Fund Class 2	$11.40	$11.77	659,806.01
Franklin Mutual Global Discovery VIP Fund Class 2	$12.70	$13.24	133,532.64
Franklin Mutual Shares VIP Fund Class 2	$13.31	$14.06	190,490.20
Franklin Rising Dividends VIP Fund Class 2	$13.54	$14.52	267,051.34
Guggenheim VIF Global Managed Futures Strategy Fund	$9.20	$10.17	10,740.77
Guggenheim VIF Long Short Equity Fund	$11.38	$11.54	9,272.87
Guggenheim VIF Multi-Hedge Strategies Fund	$10.03	$10.36	50,830.82
Guggenheim VIF Small Cap Value Series Q	$13.80	$13.42	36,129.65
Ivy Funds VIP Asset Strategy	$12.80	$11.96	533,290.83
Ivy Funds VIP Balanced	$12.14	$12.88	444,064.23
Ivy Funds VIP Dividend Opportunities	$13.14	$14.24	66,030.07
Ivy Funds VIP Energy	$11.24	$9.92	98,942.69
Ivy Funds VIP Global Bond	$10.10	$9.99	70,926.78
Ivy Funds VIP Global Growth	$9.43	$12.34	37,314.51
Ivy Funds VIP Global Natural Resources	$13.74	$8.09	34,481.16
Ivy Funds VIP Growth	$10.38	$15.15	59,688.65
Ivy Funds VIP High Income	$12.39	$10.43	1,936,974.88
Ivy Funds VIP International Core Equity	$12.39	$12.40	118,173.53
Ivy Funds VIP Mid Cap Growth	$12.87	$13.69	113,647.61
Ivy Funds VIP Science and Technology	$16.68	$16.94	121,906.88
Ivy Funds VIP Small Cap Growth	$12.74	$12.77	68,859.66
Ivy Funds VIP Small Cap Value	$13.87	$14.65	223,992.93
Janus Aspen Balanced Portfolio Service Shares	$12.25	$13.08	162,839.08
Janus Aspen Enterprise Portfolio Service Shares	$10.89	$12.06	15,114.98
Janus Aspen Flexible Bond Portfolio Service Shares	$10.26	$10.60	132,149.87
Janus Aspen Global Research Portfolio Service Shares	$13.07	$13.82	8,235.85
Janus Aspen Global Technology Portfolio Service Shares	$13.60	$14.68	11,190.52
Janus Aspen Janus Portfolio Service Shares	$13.26	$14.75	7,439.54
Janus Aspen Overseas Portfolio Service Shares	$10.22	$8.86	4,615.00
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$12.42	$13.29	98,327.97
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.81	$11.97	47,001.79
Lazard Retirement International Equity Portfolio Service Shares	$12.52	$11.84	26,168.66
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.87	$11.19	314,677.57
Lord Abbett Series Fund Developing Growth Portfolio VC	$14.71	$15.05	34,856.77
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$13.51	$14.28	33,045.96
MFS VIT II Corporate Bond Portfolio Service Class Formerly MFS VIT II Bond Portfolio	$9.92	$10.34	78,627.68
MFS VIT II Emerging Markets Equity Portfolio Service Class	$9.79	$8.99	16,079.86
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.16	$11.48	39,364.55
MFS VIT II International Value Portfolio Service Class	$13.54	$13.51	90,225.07
MFS VIT II Technology Portfolio Service Class	$14.25	$14.12	12,841.83
MFS VIT New Discovery Portfolio Service Class	$12.96	$13.01	29,198.16
MFS VIT Utilities Portfolio Service Class	$12.76	$14.18	124,306.51
Oppenheimer Core Bond Fund/VA Service Class (Added July 30, 2014)	$10.00	$10.12	37,255.43
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class (Added July 30, 2014)	$10.00	$10.48	331.31
Oppenheimer Global Fund/VA Service Class (Added July 30, 2014)	$10.00	$9.79	1,405.85
Oppenheimer Global Multi-Alternatives Fund/VA Service Class Formerly Oppenheimer Diversified Alternatives Fund (Added July 30, 2014)	$10.00	$9.74	10,422.89
Oppenheimer International Growth Fund/VA Service Class (Added July 30, 2014)	$10.00	$9.25	91,686.24
Oppenheimer Main Street Fund/VA Service Class (Added July 30, 2014)	$10.00	$10.90	22,933.35
Oppenheimer Main Street Small Cap Fund/VA Service Class (Added July 30, 2014)	$10.00	$10.31	419.84
PIMCO All Asset Portfolio Advisor Class	$10.54	$10.44	284,949.11
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$8.05	$6.46	893,408.48
PIMCO Emerging Markets Bond Portfolio Advisor Class	$8.05	$10.18	46,746.80
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.17	$9.53	23,210.11
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.46	$9.44	25,207.70
PIMCO High Yield Portfolio Advisor Class	$9.15	$11.43	284,359.84
PIMCO Low Duration Portfolio Advisor Class	$10.14	$10.08	510,356.66
PIMCO Real Return Portfolio Advisor Class	$9.38	$9.53	839,549.00
PIMCO Short-Term Portfolio Advisor Class	$9.97	$9.89	2,799,179.12
PIMCO Total Return Portfolio Advisor Class	$10.20	$10.49	3,059,182.21
Pioneer Bond VCT Portfolio Class II	$10.44	$10.89	634,858.98
Pioneer Equity Income VCT Portfolio Class II	$13.04	$14.51	39,709.30
Pioneer Fund VCT Portfolio Class II	$13.16	$14.38	8,697.93
Pioneer High Yield VCT Portfolio Class II	$11.72	$11.53	119,935.17
Pioneer Strategic Income VCT Portfolio Class II	$10.54	$10.78	478,058.90
Power Income VIT Fund Class 2	$10.28	$10.03	221,762.89
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$12.36	$13.01	14,709.20
Prudential Series Fund Natural Resources Portfolio Class II	$9.07	$7.18	12,171.95
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$12.91	$13.90	42,681.44
Royce Capital Fund - Micro-Cap Portfolio Service Class	$11.09	$10.52	35,915.66
Royce Capital Fund - Small-Cap Portfolio Service Class	$13.49	$13.69	392,454.09
Rydex VIF Biotechnology Fund	$14.52	$19.01	42,958.39
Rydex VIF S&P 500 Pure Growth Fund	$14.15	$15.70	42,583.98
Rydex VIF S&P MidCap 400 Pure Growth Fund	$13.36	$12.97	13,975.03
Templeton Developing Markets Fund Class 2	$9.65	$8.73	449,080.01
Templeton Foreign VIP Fund Class 2	$12.78	$11.20	978,804.88
Templeton Global Bond VIP Fund Class 2	$10.69	$10.74	766,071.62
Transparent Value Directional Allocation VI Portfolio Class II (Added July 30, 2014)	$10.00	$9.65	12,031.93
Van Eck VIP Global Hard Assets Fund S	$10.77	$8.57	12,741.31
Western Asset Variable Global High Yield Bond Portfolio Class II	$11.49	$11.17	43,352.87
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II Formerly Legg Mason Dynamic Multi-Strategy VIT Portfolio	$11.74	$12.32	23,031.73

Table 1 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2012)	Accumulation Unit Value at End of Period (12/31/2013)	Number of Accumulation Units at End of Period
2013
Alger Capital Appreciation Portfolio Class S	$10.32	$13.73	78,132.55
AllianceBernstein VPS Dynamic Asset Allocation Portfolio B	$10.16	$11.22	25,913.09
AllianceBernstein VPS Real Estate Investment Portfolio B	$10.40	$10.67	32,192.79
AllianceBernstein VPS Small Cap Growth Portfolio B	$9.80	$14.05	1,153.61
AllianceBernstein VPS Small/Mid Cap Value Portfolio B	$10.52	$14.29	32,765.78
American Century VP Inflation Protection Fund II	$10.04	$9.06	39,801.04
American Century VP Mid Cap Value Fund II	$10.92	$13.19	80,457.67
American Century VP Ultra Fund II	$9.73	$13.14	8,947.53
American Century VP Value Fund II	$10.03	$13.01	303,731.43
BlackRock Basic Value V.I. Fund Class III	$10.19	$13.83	25,092.36
BlackRock Capital Appreciation V.I. Fund Class III	$10.08	$13.26	12,026.83
BlackRock Equity Dividend V.I. Fund Class III	$10.44	$12.78	167,038.11
BlackRock Global Allocation V.I. Fund Class III	$10.06	$11.36	214,205.86
BlackRock Large Cap Core V.I. Fund Class III	$9.94	$13.07	4,028.08
BlackRock Large Cap Growth V.I. Fund Class III	$9.99	$13.17	7,863.16
Calvert VP S&P 500 Index Portfolio	$10.28	$13.30	10,069.78
Calvert VP SRI Mid Cap Portfolio	$10.26	$13.15	5,235.81
ClearBridge Variable Equity Income Portfolio Class II	$9.95	$12.34	7,680.37
ClearBridge Variable Mid Cap Core Portfolio Class II	$10.28	$13.90	7,257.64
ClearBridge Variable Small Cap Growth Portfolio Class II	$9.95	$14.40	12,285.58
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2 (Added August 1, 2013)	$10.00	$10.86	1,656.87
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2 (Added August 1, 2013)	$10.00	$10.55	4,711.55
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2 (Added August 1, 2013)	$10.00	$9.92	63,423.83
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2 (Added August 1, 2013)	$10.00	$10.23	7,939.85
DWS Alternative Asset Allocation VIP Portfolio Class B	$10.28	$10.21	25,006.94
DWS Equity 500 Index VIP Class B	$9.89	$12.84	18,947.60
DWS Global Small Cap VIP Class B Formerly DWS Global Small Cap Growth VIP Class B	$10.08	$13.50	10,178.97
DWS Large Cap Value VIP Class B	$10.06	$12.96	3,873.17
DWS Small Cap Index VIP Class B	$10.11	$13.79	21,139.01
DWS Small Mid Cap Value VIP Class B	$10.03	$13.34	17,235.17
Eaton Vance VT Floating-Rate Income Fund	$10.37	$10.63	626,174.78
Eaton Vance VT Large-Cap Value Fund	$10.58	$13.43	12,965.18
Fidelity VIP Contrafund Portfolio Service Class 2	$10.38	$13.41	77,772.58
Fidelity VIP Emerging Markets Portfolio Service Class 2	$9.98	$10.21	29,483.30
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$10.04	$11.36	24,624.03
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$10.08	$12.08	2,226.08
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$10.07	$12.67	9,337.73
Fidelity VIP High Income Portfolio Service Class 2	$10.71	$11.17	81,745.70
Fidelity VIP Mid Cap Portfolio Service Class 2	$10.07	$13.50	52,187.19
Fidelity VIP Money Market Portfolio Service Class 2	$9.89	$9.76	8,842,912.66
Fidelity VIP Overseas Portfolio Service Class 2	$10.41	$13.37	4,321.72
Fidelity VIP Real Estate Portfolio Service Class 2	$10.99	$11.02	213,544.46
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.54	$10.40	158,102.60
Fidelity VIP Value Strategies Portfolio Service Class 2	$10.99	$14.12	40,139.50
First Investors Life Series International Fund (Added August 1, 2013)	$10.00	$10.12	431.99
First Investors Life Series Total Return Fund (Added August 1, 2013)	$10.00	$10.49	0.00
Franklin Income VIP Fund Class 2 Formerly Franklin Income Securities Fund Class 2	$10.14	$11.40	301,184.19
Franklin Mutual Global Discovery VIP Fund Class 2 Formerly Mutual Global Discovery Securities Fund Class 2	$10.09	$12.70	55,038.64
Franklin Mutual Shares VIP Fund Class 2 Formerly Mutual Shares Securities Fund Class 2	$10.52	$13.31	165,839.35
Franklin Rising Dividends VIP Fund Class 2 Formerly Franklin Rising Dividends Securities Fund Class 2	$10.58	$13.54	149,702.34
Guggenheim VIF Global Managed Futures Strategy Fund	$9.09	$9.20	6,274.16
Guggenheim VIF Long Short Equity Fund Formerly Guggenheim U.S. VT Long Short Momentum Fund	$9.82	$11.38	6,649.09
Guggenheim VIF Multi-Hedge Strategies Fund	$10.00	$10.03	15,877.07
Guggenheim VIF Small Cap Value Series Q	$10.22	$13.80	22,649.17
Ivy Funds VIP Asset Strategy	$10.37	$12.80	296,837.70
Ivy Funds VIP Balanced	$9.95	$12.14	178,500.62
Ivy Funds VIP Dividend Opportunities	$10.27	$13.14	28,494.93
Ivy Funds VIP Energy	$8.92	$11.24	56,906.22
Ivy Funds VIP Global Bond	$10.07	$10.10	21,638.89
Ivy Funds VIP Global Natural Resources	$8.87	$9.43	22,921.79
Ivy Funds VIP Growth	$10.20	$13.74	16,395.08
Ivy Funds VIP High Income (Added August 1, 2013)	$10.00	$10.38	363,842.93
Ivy Funds VIP International Core Equity	$10.05	$12.39	44,585.61
Ivy Funds VIP International Growth	$10.54	$12.39	10,087.44
Ivy Funds VIP Mid Cap Growth	$10.04	$12.87	62,342.17
Ivy Funds VIP Science and Technology	$10.81	$16.68	52,641.45
Ivy Funds VIP Small Cap Growth	$9.01	$12.74	38,880.75
Ivy Funds VIP Small Cap Value	$10.53	$13.87	70,120.53
Janus Aspen Balanced Portfolio Service Shares	$10.36	$12.25	46,826.33
Janus Aspen Enterprise Portfolio Service Shares	$10.00	$10.89	1,582.82
Janus Aspen Flexible Bond Portfolio Service Shares	$10.43	$10.26	44,641.81
Janus Aspen Global Research Portfolio Service Shares	$10.35	$13.07	2,590.50
Janus Aspen Global Technology Portfolio Service Shares	$10.18	$13.60	6,261.74
Janus Aspen Janus Portfolio Service Shares	$10.34	$13.26	784.68
Janus Aspen Overseas Portfolio Service Shares	$9.06	$10.22	1,544.21
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$10.00	$12.42	92,821.58
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares Formerly Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares	$10.02	$11.81	2,354.11
Lazard Retirement International Equity Portfolio Service Shares	$10.51	$12.52	1,285.32
Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.07	$11.74	1,844.76
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.19	$10.87	93,107.71
Lord Abbett Series Fund Developing Growth Portfolio VC	$9.52	$14.71	18,846.32
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.08	$13.51	13,937.17
MFS VIT II Bond Portfolio Service Class	$10.11	$9.92	21,233.65
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.49	$9.79	18,960.39
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.42	$11.16	30,029.88
MFS VIT II International Value Portfolio Service Class	$10.75	$13.54	63,761.98
MFS VIT II New Discovery Portfolio Service Class	$10.24	$14.25	23,491.16
MFS VIT II Technology Portfolio Service Class	$9.75	$12.96	2,909.42
MFS VIT II Utilities Portfolio Service Class	$10.75	$12.76	69,986.22
PIMCO All Asset Portfolio Advisor Class	$10.67	$10.54	156,058.20
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$9.56	$8.05	377,536.11
PIMCO Emerging Markets Bond Portfolio Advisor Class	$11.09	$8.05	377,536.11
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.48	$10.17	24,504.69
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class Formerly PIMCO Global Multi-Asset Portfolio Advisor Class	$10.07	$9.46	12,865.03
PIMCO High Yield Portfolio Advisor Class	$10.77	$9.15	23,302.62
PIMCO Low Duration Portfolio Advisor Class	$10.30	$10.14	278,778.90
PIMCO Real Return Portfolio Advisor Class	$10.48	$9.38	452,411.25
PIMCO Short-Term Portfolio Advisor Class	$10.06	$9.97	1,217,939.58
PIMCO Total Return Portfolio Advisor Class	$10.56	$10.20	1,368,745.14
Pioneer Bond VCT Portfolio Class II	$10.49	$10.44	322,757.48
Pioneer Equity Income VCT Portfolio Class II	$10.26	$13.04	18,029.46
Pioneer Fund VCT Portfolio Class II	$10.03	$13.16	5,335.68
Pioneer High Yield VCT Portfolio Class II	$10.63	$11.72	337,788.19
Pioneer Strategic Income VCT Portfolio Class II	$10.58	$10.54	184,126.42
Power Income VIT Fund Class 2	$9.96	$10.28	136,933.88
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$9.68	$12.36	11,214.08
Prudential Series Fund Natural Resources Portfolio Class II	$8.38	$9.07	3,623.89
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.23	$12.91	28,875.37
Royce Capital Fund - Micro-Cap Portfolio Service Class	$9.32	$11.09	13,740.27
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.17	$13.49	115,234.47
Rydex VIF Biotechnology Fund	$9.55	$14.52	10,195.11
Rydex VIF S&P 500 Pure Growth Fund	$10.15	$14.15	9,725.23
Rydex VIF S&P MidCap 400 Pure Growth Fund	$10.10	$13.36	5,824.90
Templeton Developing Markets Fund Class 2 Formerly Templeton Developing Markets Securities Fund Class 2	$9.88	$9.65	261,210.15
Templeton Foreign VIP Fund Class 2 Formerly Templeton Foreign Securities Fund Class 2	$10.53	$12.78	403,491.25
Templeton Global Bond VIP Fund Class 2 Formerly Templeton Global Bond Securities Fund Class 2	$10.66	$10.69	344,287.80
Van Eck VIP Global Hard Assets Fund S	$9.89	$10.77	4,560.36
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.99	$11.49	64,865.31

Table 1 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2011)	Accumulation Unit Value at End of Period (12/31/2012)	Number of Accumulation Units at End of Period
2012
Alger Capital Appreciation Portfolio Class S	$10.00	$10.32	5,393.27
AllianceBernstein VPS Dynamic Asset Allocation Portfolio B	$10.00	$10.16	612.13
AllianceBernstein VPS Real Estate Investment Portfolio B	$10.00	$10.40	1,939.92
AllianceBernstein VPS Small Cap Growth Portfolio B	$10.00	$9.80	0.00
AllianceBernstein VPS Small/Mid Cap Value Portfolio B	$10.00	$10.52	550.28
American Century VP Inflation Protection Fund II	$10.00	$10.04	6,908.04
American Century VP Mid Cap Value Fund II	$10.00	$10.92	63.31
American Century VP Ultra Fund II	$10.00	$9.73	0.00
American Century VP Value Fund II	$10.00	$10.03	70.38
BlackRock Basic Value V.I. Fund Class III	$10.00	$10.19	4,963.09
BlackRock Capital Appreciation V.I. Fund Class III	$10.00	$10.08	1,061.04
BlackRock Equity Dividend V.I. Fund Class III	$10.00	$10.44	23,742.31
BlackRock Global Allocation V.I. Fund Class III	$10.00	$10.06	34,229.43
BlackRock Large Cap Core V.I. Fund Class III	$10.00	$9.94	449.08
BlackRock Large Cap Growth V.I. Fund Class III	$10.00	$9.99	537.74
Calvert VP SRI Equity Portfolio	$10.00	$10.28	22.40
Calvert VP SRI Mid Cap Portfolio	$10.00	$10.26	233.93
ClearBridge Variable Equity Income Portfolio Class II	$10.00	$9.95	0.00
ClearBridge Variable Mid Cap Core Portfolio Class II	$10.00	$10.28	173.09
ClearBridge Variable Small Cap Growth Portfolio Class II	$10.00	$9.95	0.00
DWS Alternative Asset Allocation VIP Portfolio Class B	$10.00	$10.28	4,221.71
DWS Equity 500 Index VIP Class B	$10.00	$9.89	30.55
DWS Global Small Cap Growth VIP Class B	$10.00	$10.08	30.55
DWS Large Cap Value VIP Class B	$10.00	$10.06	0.00
DWS Small Cap Index VIP Class B	$10.00	$10.11	0.00
DWS Small Mid Cap Value VIP Class B	$10.00	$10.03	2,460.47
Eaton Vance VT Floating-Rate Income Fund	$10.00	$10.37	61,693.81
Eaton Vance VT Large-Cap Value Fund	$10.00	$10.58	2,236.10
Fidelity VIP Contrafund Portfolio Service Class 2	$10.00	$10.38	7,412.56
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.00	$9.98	688.58
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$10.00	$10.04	2,419.66
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$10.00	$10.08	0.00
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$10.00	$10.07	0.00
Fidelity VIP High Income Portfolio Service Class 2	$10.00	$10.71	32,974.12
Fidelity VIP Mid Cap Portfolio Service Class 2	$10.00	$10.07	3,565.08
Fidelity VIP Money Market Portfolio Service Class 2	$10.00	$9.89	1,130,153.67
Fidelity VIP Overseas Portfolio Service Class 2	$10.00	$10.41	0.00
Fidelity VIP Real Estate Portfolio Service Class 2	$10.00	$10.99	23,206.41
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.00	$10.54	33,104.21
Fidelity VIP Value Strategies Portfolio Service Class 2	$10.00	$10.99	5,139.01
Franklin Income Securities Fund Class 2	$10.00	$10.14	4,813.68
Franklin Rising Dividends Securities Fund Class 2	$10.00	$10.58	28,330.93
Guggenheim VT Global Managed Futures Strategy Fund	$10.00	$9.09	2,809.45
Guggenheim VT Multi-Hedge Strategies Fund	$10.00	$10.00	2,962.95
Guggenheim VT Small Cap Value Series Q	$10.00	$10.22	159.90
Guggenheim VT U.S. Long Short Momentum Fund	$10.00	$9.82	785.59
Ivy Funds VIP Asset Strategy	$10.00	$10.37	52,294.76
Ivy Funds VIP Balanced	$10.00	$9.95	0.00
Ivy Funds VIP Dividend Opportunities	$10.00	$10.27	3,041.83
Ivy Funds VIP Energy	$10.00	$8.92	703.78
Ivy Funds VIP Global Bond	$10.00	$10.07	928.37
Ivy Funds VIP Global Natural Resources	$10.00	$8.87	14,336.96
Ivy Funds VIP Growth	$10.00	$10.20	2,268.01
Ivy Funds VIP International Core Equity	$10.00	$10.05	2,268.01
Ivy Funds VIP International Growth	$10.00	$10.54	2,247.83
Ivy Funds VIP Mid Cap Growth	$10.00	$10.04	5,981.47
Ivy Funds VIP Science and Technology	$10.00	$10.81	2,487.54
Ivy Funds VIP Small Cap Growth	$10.00	$9.01	1,881.55
Ivy Funds VIP Small Cap Value	$10.00	$10.53	4,875.49
Janus Aspen Balanced Portfolio Service Shares	$10.00	$10.36	6,185.43
Janus Aspen Flexible Bond Portfolio Service Shares	$10.00	$10.43	10,667.75
Janus Aspen Global Research Portfolio Service Shares	$10.00	$10.35	58.35
Janus Aspen Global Technology Portfolio Service Shares	$10.00	$10.18	1,356.37
Janus Aspen Janus Portfolio Service Shares	$10.00	$10.34	0.00
Janus Aspen Overseas Portfolio Service Shares	$10.00	$9.06	0.00
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$10.00	$10.00	9,068.14
Lazard Retirement International Equity Portfolio Service Shares	$10.00	$10.51	0.00
Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares	$10.00	$10.02	0.00
Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.00	$10.07	0.00
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.00	$10.19	1,673.55
Lord Abbett Series Fund Developing Growth Portfolio VC	$10.00	$9.52	0.00
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.00	$10.08	0.00
MFS VIT II Bond Portfolio Service Class	$10.00	$10.11	802.58
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.00	$10.49	0.00
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.00	$10.42	9,499.38
MFS VIT II International Value Portfolio Service Class	$10.00	$10.75	5,023.58
MFS VIT II New Discovery Portfolio Service Class	$10.00	$10.24	396.20
MFS VIT II Technology Portfolio Service Class	$10.00	$9.75	197.49
MFS VIT II Utilities Portfolio Service Class	$10.00	$10.75	3,689.65
Mutual Global Discovery Securities Fund Class 2	$10.00	$10.09	99.95
Mutual Shares Securities Fund Class 2	$10.00	$10.52	20,164.58
PIMCO All Asset Portfolio Advisor Class	$10.00	$10.67	40,103.00
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$10.00	$9.56	31,144.36
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.00	$11.09	16,560.86
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.00	$10.48	13,407.39
PIMCO Global Multi-Asset Portfolio Advisor Class	$10.00	$10.07	5,796.98
PIMCO High Yield Portfolio Advisor Class	$10.00	$10.77	36,306.28
PIMCO Low Duration Portfolio Advisor Class	$10.00	$10.30	233,787.54
PIMCO Real Return Portfolio Advisor Class	$10.00	$10.48	75,875.06
PIMCO Short-Term Portfolio Advisor Class	$10.00	$10.06	105,820.26
PIMCO Total Return Portfolio Advisor Class	$10.00	$10.56	154,839.82
Pioneer Bond VCT Portfolio Class II	$10.00	$10.49	38,735.04
Pioneer Equity Income VCT Portfolio Class II	$10.00	$10.26	3,589.00
Pioneer Fund VCT Portfolio Class II	$10.00	$10.03	995.26
Pioneer High Yield VCT Portfolio Class II	$10.00	$10.63	59,480.24
Pioneer Strategic Income VCT Portfolio Class II	$10.00	$10.58	71,305.52
Power Income VIT Fund Class 2	$10.00	$9.96	10,738.99
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$10.00	$9.68	988.14
Prudential Series Fund Natural Resources Portfolio Class II	$10.00	$8.38	1,250.30
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.00	$10.23	5,399.33
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.00	$9.32	4,585.70
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.00	$10.17	9,991.62
Rydex VT Biotechnology Fund	$10.00	$9.55	38.71
Rydex VT S&P 500 Pure Growth Fund	$10.00	$10.15	27.44
Rydex VT S&P MidCap 400 Pure Growth Fund	$10.00	$10.10	407.55
Templeton Developing Markets Securities Fund Class 2	$10.00	$9.88	20,748.43
Templeton Foreign Securities Fund Class 2	$10.00	$10.53	29,049.14
Templeton Global Bond Securities Fund Class 2	$10.00	$10.66	41,085.87
Van Eck VIP Global Hard Assets Fund S	$10.00	$9.89	407.55
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.00	$10.99	18,856.69

The Statement of Additional Information (SAI) can provide you with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including more information about commissions and distribution expenses.  A free copy of the SAI can be obtained by contacting your registered representative or by contacting our Customer Service Center at:

P.O. Box 758547

Topeka, Kansas 66675-8547

Phone: (866) 747-3421

Facsimile: (866) 511-7038

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090.  Reports and other information about Midland National Life Insurance Company are also available on the SEC’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, DC  20549-0102.

SEC File No. 811-07772

STATEMENT OF ADDITIONAL INFORMATION FOR THE
LiveWell VARIABLE ANNUITY CONTRACT

Flexible Premium Deferred Variable Annuity Contract

Issued by

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Through Midland National Life Separate Account C)

Our Customer Service Center:

P.O. Box 758547

Topeka, Kansas 66675-8547

Phone: (866) 747-3421 (toll-free)

Fax: (866) 511-7038 (toll-free)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the LiveWell Variable Annuity (“contract”) issued by Midland National Life Insurance Company. You may obtain a free copy of the Prospectus dated December XX, 2020, by contacting us at our Customer Service Center using the above address and phone numbers. Terms used in the current Prospectus for the contract are incorporated in this document.

This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the contract and the prospectuses for all of the portfolios currently available in the contract.

Dated  December XX, 2020

 THE CONTRACT

Entire Contract

Changes to the Contract

Incontestability

Misstatement of Age or Sex

Non-participating

Claims of Creditors

Minimum Benefits

Ownership

Assignment

Accumulation Unit Value

Annuity Payments

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Required Distributions

Non-Natural Person owners

Diversification Requirements

Owner Control

Taxation of Qualified Contracts

DISTRIBUTION OF THE CONTRACTS

SAFEKEEPING OF ACCOUNT ASSETS

STATE REGULATION

RECORDS AND REPORTS

LEGAL MATTERS

EXPERTS

OTHER INFORMATION

CONDENSED FINANCIALS

FINANCIAL STATEMENTS

THE CONTRACT

Entire Contract

The entire contract between you and us consists of the contract, the attached written application and any attached endorsements, riders, and amendments.

Changes to the Contract

No one has the right to change any part of the contract or to waive any of its provisions unless the change is approved in writing by one of our officers. Only our President or Secretary may modify the contract.

We may change the contract without Your consent to conform to state or federal laws or regulations.  A change will be made by attaching an endorsement to the contract.

Incontestability

We will not contest the contract.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, we will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex.

Any underpayments made by us will be paid to the payee.  Any overpayments made by us will be charged against benefits falling due after adjustment.  All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the contract is delivered.

Non-participating

The contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.

Claims of Creditors

To the extent permitted by law, no benefits payable under the contract to a beneficiary or payee are subject to the claims of creditors.

Minimum Benefits

The annuity payments, surrender values and death benefit under the contract are not less than the minimum required by the laws of the state in which the contract is delivered.

Ownership

The contract belongs to you.  You have all rights granted by the contract, including the right to change owners and beneficiaries, subject to the rights of:

1)      Any assignee of record with us;

2)      Any irrevocable beneficiary; and

3)      Any restricted ownership.

We must receive written notice informing us of any change, designation or revocation.  Once recorded, a change, designation or revocation takes effect as of the date the written notice was signed.  However, we are not liable for payments made by us before we record the written notice.    A change of owner may have adverse tax consequences.

Assignment

An assignment may have adverse tax consequences.

You may assign the contract by giving us written notice.  The assignment does not take effect until we accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.

This contract, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.

Accumulation Unit Value

We determine accumulation unit values for each investment option of our Separate Account at the end of each valuation period. The accumulation unit value for each investment division was initially set at $10.00.  The accumulation unit value for any business day is equal to the accumulation unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment option every valuation period by taking a) divided by b) minus c) where:

a)      Is the total of:

1)        The net asset value per share at the end of the current Valuation Period; plus

2)        Any dividend or capital gains per share reinvested during the current Valuation Period; plus

3)        Total accrued, but not yet reinvested, capital gains per share as of the current Valuation Period.

b)     Is the net asset value plus the total accrued but not yet reinvested capital gains per share as of the preceding Valuation Period.

c)     Is the Mortality and Expense Risk Charge plus the Asset Based Administration Charge for each day in the current Valuation Period.

We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that we would adjust unit values to reflect what happens to the portfolios, and also for any charges.

Annuity Payments

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the investment options.

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Midland National accepts premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code (“Code”).

We also accept “rollovers” from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to “roll-over” into an IRA. The Company differentiates between nonqualified contracts and IRAs to the extent necessary to comply with federal tax laws. In all events, a tax adviser should be consulted with and relied upon before you effect an exchange or a rollover.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any nonqualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner’s death, or (2) as Annuity payments which will begin within one year of that owner’s death and which will be made over the life of the owner’s “designated beneficiary” or over a period not extending beyond the life expectancy of that beneficiary. The owner’s “designated beneficiary” is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner’s designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

Non-Natural Person owners

If a non-natural person (e.g., a corporation or a trust) owns a nonqualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.

There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The tax discussion in the prospectus and herein generally applies to contracts owned by natural persons.

Diversification Requirements

The Code requires that the investments of each investment option of the Separate Account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes.  It is intended that each investment option, through the fund company in which it invests, will satisfy these diversification requirements.

Owner Control

In some circumstances, owners of variable contracts who retain control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

Taxation of Qualified Contracts

The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract.  Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts and Annuities (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions of up to the lesser of a specific dollar amount or the amount of compensation includible in the individual’s gross income for the year.  The contributions may be deductible in whole or in part, depending on the individual’s income and whether the individual is a participant in a qualified plan.  Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits.  Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA.  A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other converted amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

The Setting Every Community Up for Retirement Enhancement Act of 2019 (the “Secure Act”) increases the beginning date for required minimum distributions from 70 ½ to 72.  This change only applies if you will attain age 70 1/2 on or after January 1, 2020.  All other requirements for the timing and calculation of required minimum distributions remain the same.  If you reached the age of 70 ½ prior to January 1, 2020, you are still required to use age 70 ½ as the beginning date for required minimum distributions.

The Secure Act also provides that in order to be treated as an annuity contract for tax purposes, a qualified contract must provide for owners who die after January 1, 2020 that any designated beneficiary who is not an “eligible designated beneficiary” must withdraw the entire account value by the end of the tenth year following the year of death.  This rule applies regardless of whether required minimum distributions have begun.  Eligible designated beneficiaries can withdraw the account value over their lives or a period not exceeding their life expectancies.  Eligible designated beneficiaries include (1) the surviving spouse of the owner; (2) a child who has not reached majority (any remaining portion of the account value must be distributed within 10 years after the date the child reaches majority); (3) a disabled beneficiary; (d) a chronically ill individual; and (e) any individual not described above who is not more than 10 years younger than the employee.

DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public on a continuous basis.  We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Sammons Financial Network, LLC. (“Sammons Financial Network”) serves as principal underwriter for the contracts.  Sammons Financial Network is a Delaware limited liability company and its principal office is located at 4546 Corporate Drive, Suite 100, West Des Moines, IA 50266.  Sammons Financial Network is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, which in turn is the ultimate parent company of Midland National Life Insurance Company.  Sammons Financial Network is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc.  Sammons Financial Network offers the contracts through its registered representatives.  Sammons Financial Network also may enter into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.  Registered representatives, who offer contracts, are appointed as insurance agents for Midland National Life Insurance Company.

A  distribution allowance is paid to Sammons Financial Network of 1.00% of total premiums received on LiveWell Variable Annuity. The distribution allowance is as follows:

Fiscal Year	Aggregate Amount of Distribution Allowance Paid to Sammons Financial Network *
2017	$3,131,061.83
2018	$3,306,926.60
2019	$3,081,637.45

*Represents an underwriting fee paid to Sammons Financial Network for  LiveWell Variable Annuity  under Separate Account C.

Sammons Financial Network, LLC. or its affiliates via expense sharing agreements will pay the advertising and sales expenses related to the distribution of the contracts.

We and/or Sammons Financial Network may pay certain selling firms additional amounts for:

•         participation in their marketing programs, which may include marketing services and increased access to their sales representatives;

•         sales promotions relating to the contracts;

•         costs associated with sales conferences and educational seminars for their sales representatives; and

•         other sales expenses incurred by them.

We may pay flat dollar amounts to certain selling firms. Our sales and marketing personnel may be permitted to attend selling firm’s annual, sales, and other conferences and/or may be given booth time, speaking time, or access to lists of the selling firm’s registered representatives.

We and/or Sammons Financial Network may make bonus payments to certain selling firms based on aggregate sales or persistency standards.  These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland National. The assets are held separate and apart from our Fixed Account assets. Records are maintained of all premiums and redemptions of portfolio shares held by each of the investment options.

STATE REGULATION

Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Carlton Fields, P.A., Washington, D.C.

EXPERTS

The financial statements of Midland National Life Separate Account C at December 31, 2019, and for the periods disclosed in those financial statements, and the financial statements and schedules of Midland National Life Insurance Company at December 31, 2019 and 2018, and for the three years in the period ended December 31, 2019, appearing herein have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm.  The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:

PricewaterhouseCoopers LLP

699 Walnut Street, Suite 1300

Des Moines, IA 50309

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

CONDENSED FINANCIALS

The following tables of condensed financial information show accumulation unit values for each investment option for the period since the investment option started operation.  An accumulation unit value is the unit we use to calculate the value of your interest in an investment option.  The tables showing the highest and lowest levels of Separate Account annual expenses available under the contract are located in the prospectus. No condensed financial information is shown for contracts with the Enhanced Death Benefit Endorsement because the endorsement was not offered prior to May 1, 2020. The information for all other accumulation unit values are shown below.

Table 1 - Base Contract with 6-Year Optional Value Endorsement – 1.20% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2018)	Accumulation Unit Value at End of Period (12/31/2019)	Number of Accumulation Units at End of Period
2019
AB VPS Dynamic Asset Allocation Portfolio B	$9.82	$11.18	2,615.82
AB VPS Small Cap Growth Portfolio B	$11.44	$15.37	0.00
AB VPS Small/Mid Cap Value Portfolio B	$9.21	$10.92	2,225.41
Alger Capital Appreciation Portfolio Class S	$11.13	$14.66	38,958.30
ALPS | Alerian Energy Infrastructure Portfolio Class III	$7.81	$9.29	0.00
ALPS | Red Rocks Listed Private Equity Class III	$9.59	$13.25	366.56
American Century VP Balanced Fund II	$10.00	$10.65	0.00
American Century VP Income & Growth Fund II	$10.00	$10.72	0.00
American Century VP Inflation Protection Fund II	$9.74	$10.48	0.00
American Century VP Mid Cap Value Fund II	$9.22	$11.75	27,712.86
American Century VP Ultra Fund II	$11.48	$15.26	2,631.05
American Century VP Value Fund II	$9.55	$11.97	47,336.30
American Funds IS Asset Allocation Fund Class 4	$10.17	$12.15	51,699.02
American Funds IS Blue Chip Income and Growth Fund Class 4	$10.01	$11.98	57,901.12
American Funds IS Capital Income Builder® Class 4	$9.75	$11.33	2,670.54
American Funds IS Global Growth and Income Fund Class 4	$10.11	$13.06	6,735.30
American Funds IS Global Growth Fund Class 4	$10.22	$13.62	10,972.82
American Funds IS Global Small Capitalization Fund Class 4	$9.97	$12.92	2,352.47
American Funds IS Growth Fund Class 4	$11.11	$14.31	55,887.92
American Funds IS Growth-Income Fund Class 4	$10.86	$13.51	76,711.87
American Funds IS International Fund Class 4	$9.85	$11.94	1,318.24
American Funds IS International Growth and Income Fund Class 4	$9.78	$11.83	10,356.23
American Funds IS New World Fund® Class 4	$9.59	$12.21	36,839.84
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$9.85	$10.24	2,317.18
American Funds IS Ultra-Short Bond Fund Class 4	$9.93	$9.95	0.00
BlackRock 60/40 Target Allocation ETF V.I. Fund Formerly BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$10.13	$12.13	11,013.99
BlackRock Advantage Large Cap Core V.I. Fund Class III	$10.38	$13.19	0.00
BlackRock Basic Value V.I. Fund Class III	$9.83	$11.99	1,888.78
BlackRock Capital Appreciation V.I. Fund Class III	$11.65	$15.14	0.00
BlackRock Equity Dividend V.I. Fund Class III	$10.19	$12.83	13,153.22
BlackRock Global Allocation V.I. Fund Class III	$9.73	$11.32	5,711.00
BlackRock Large Cap Focus Growth V.I. Fund Class III	$11.57	$15.12	896.94
Calvert VP S&P 500 Index Portfolio	$10.58	$13.71	0.00
Calvert VP SRI Balanced Portfolio	$9.70	$11.91	0.00
Calvert VP SRI Mid Cap Portfolio	$10.11	$13.12	0.00
ClearBridge Variable Aggressive Growth Portfolio Class II	$9.48	$11.68	401.72
ClearBridge Variable Dividend Strategy Portfolio Class II	$10.47	$12.13	11,013.99
ClearBridge Variable Large Cap Growth II	$10.78	$13.19	0.00
ClearBridge Variable Mid Cap Portfolio Class II	$9.22	$11.99	1,888.78
ClearBridge Variable Small Cap Growth Portfolio Class II	$11.62	$15.14	0.00
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$9.98	$13.09	4,177.39
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$10.16	$12.42	8,055.33
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$9.53	$10.56	4,414.70
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$9.69	$11.15	0.00
Columbia Variable Portfolio - Select Large-Cap Value Fund Class 2	$9.67	$12.08	1,349.57
Columbia Variable Portfolio - Seligman Global Tech Fund Class 2	$9.79	$14.99	362.02
Columbia Variable Portfolio - Strategic Income Fund Class 2 (added 5/1/2020)	-	-	-
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2	$10.00	$10.53	0.00
Delaware VIP Covered Call Strategy Series Formerly First Investors Life Series Covered Call Strategy Fund	$9.32	$11.18	2,960.41
Delaware VIP International Series Formerly First Investors Life Series International Fund	$9.79	$12.08	0.00
Delaware VIP Opportunity Series Formerly First Investors Life Series Opportunity Fund	$9.26	$11.91	5,429.37
Delaware VIP Total Return Series Formerly First Investors Life Series Total Return Fund	$9.75	$11.45	0.00
DWS Alternative Asset Allocation VIP-B	$9.27	$10.47	0.00
DWS CROCI® U.S. VIP-B	$9.88	$12.93	0.00
DWS Equity 500 Index VIP-B	$10.53	$13.59	4,835.02
DWS Global Small Cap VIP-B	$8.71	$10.42	0.00
DWS Small Cap Index VIP-B	$9.53	$11.75	1,244.99
DWS Small Mid Cap Value VIP-B	$8.79	$10.51	7,718.62
Eaton Vance VT Floating-Rate Income Fund	$9.99	$10.57	2,842.27
Federated Hermes High Income Bond II, Service Formerly Federated High Income Bond II, Service	$10.00	$10.38	0.00
Federated Hermes Kaufmann Fund II, Service Formerly Federated Kaufmann Fund II, Service	$10.00	$10.92	0.00
Federated Hermes Managed Volatility II, Service Formerly Federated Managed Volatility II, Service	$10.00	$10.72	0.00
Fidelity® VIP Contrafund® Portfolio Service Class 2	$10.17	$13.20	3,605.15
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$9.96	$12.72	862.92
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$10.01	$11.64	0.00
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$9.99	$12.09	0.00
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$10.01	$12.48	0.00
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.97	$10.03	0.00
Fidelity® VIP Growth Opportunities Portfolio Service Class 2	$10.00	$10.95	0.00
Fidelity® VIP High Income Portfolio Service Class 2	$9.73	$11.03	288.96
Fidelity® VIP International Capital Appreciation Portfolio Service Class 2 (added 5/1/2020)	-	-	-
Fidelity® VIP Mid Cap Portfolio Service Class 2	$9.44	$11.49	11,461.95
Fidelity® VIP Overseas Portfolio Service Class 2	$9.48	$11.94	0.00
Fidelity® VIP Real Estate Portfolio Service Class 2	$9.43	$11.46	5,997.84
Fidelity® VIP Strategic Income Portfolio Service Class 2	$9.90	$10.83	4,084.65
Fidelity® VIP Value Strategies Portfolio Service Class 2	$8.98	$11.89	397.29
Franklin Income VIP Fund Class 2	$9.95	$11.41	4,262.89
Franklin Mutual Global Discovery VIP Fund Class 2	$9.01	$11.07	855.91
Franklin Mutual Shares VIP Fund Class 2	$9.22	$11.16	18,886.32
Franklin Rising Dividends VIP Fund Class 2	$10.50	$13.40	14,009.55
Guggenheim VIF Global Managed Futures Strategy Fund	$9.42	$10.06	605.34
Guggenheim VIF Long Short Equity Fund	$9.71	$10.13	0.00
Guggenheim VIF Multi-Hedge Strategies Fund	$9.58	$9.94	0.00
Guggenheim VIF Small Cap Value Series Q	$8.84	$10.71	1,629.92
Invesco Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class Formerly Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$10.62	$14.59	4,710.85
Invesco Oppenheimer Global Fund/VA Service Class Formerly Oppenheimer Global Fund/VA Service Class	$10.02	$13.01	3,320.98
Invesco Oppenheimer International Growth Fund/VA Service Class Formerly Oppenheimer International Growth Fund/VA Service Class	$8.86	$11.20	11,810.33
Invesco Oppenheimer Main Street Fund/VA Service Class Formerly Oppenheimer Main Street Fund/VA Service Class	$9.39	$12.75	27,976.49
Invesco Oppenheimer Main Street Small Cap Fund/VA Service Class Formerly Oppenheimer Main Street Small Cap Fund/VA Service Class	$9.79	$11.70	7,398.04
Invesco Oppenheimer Total Return Bond Fund/VA Service Class Formerly Oppenheimer Total Return Bond Fund/VA Service Class	$9.93	$10.72	668.79
Ivy VIP Asset Strategy	$10.28	$12.37	0.00
Ivy VIP Balanced	$10.05	$12.12	0.00
Ivy VIP Energy	$6.58	$6.73	8,053.97
Ivy VIP Global Bond	$10.00	$10.81	0.00
Ivy VIP Global Equity Income	$9.58	$11.66	0.00
Ivy VIP Global Growth	$10.37	$12.91	1,160.29
Ivy VIP Growth	$11.58	$15.62	1,099.71
Ivy VIP High Income	$9.89	$10.87	4,274.18
Ivy VIP International Core Equity	$8.96	$10.50	4,898.68
Ivy VIP Mid Cap Growth	$11.38	$15.51	1,880.68
Ivy VIP Natural Resources	$8.25	$8.92	0.00
Ivy VIP Science and Technology	$10.76	$15.90	6,933.53
Ivy VIP Small Cap Core	$9.62	$11.82	6,868.45
Ivy VIP Small Cap Growth	$10.68	$13.01	8,502.63
Janus Henderson Balanced Portfolio Service Shares	$10.95	$13.22	7,852.64
Janus Henderson Enterprise Portfolio Service Shares	$11.30	$15.09	39,232.04
Janus Henderson Flexible Bond Portfolio Service Shares	$9.84	$10.63	0.00
Janus Henderson Global Research Portfolio Service Shares	$10.37	$13.19	0.00
Janus Henderson Global Technology and Innovation Portfolio Service Shares Formerly Janus Henderson Global Technology Portfolio Service Shares	$11.97	$17.12	3,599.51
Janus Henderson Mid Cap Value Portfolio Service Shares	$9.29	$11.93	4,838.54
Janus Henderson Overseas Portfolio Service Shares	$9.51	$11.91	0.00
Janus Henderson Research Portfolio Service Shares	$10.74	$14.35	0.00
John Hancock VIT Financial Industries Trust Series II	$8.36	$10.87	5,694.52
John Hancock VIT Fundamental All Cap Core Trust Series II	$8.77	$11.80	0.00
John Hancock VIT Select Bond Trust Series II	$10.09	$10.84	0.00
John Hancock VIT Strategic Income Opportunities Trust Series II	$9.50	$10.39	0.00
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$10.27	$11.95	394.04
Lazard Retirement International Equity Portfolio Service Shares	$9.50	$11.36	0.00
Lord Abbett Series Fund Bond Debenture Portfolio VC	$9.90	$11.09	28,294.24
Lord Abbett Series Fund Developing Growth Portfolio VC	$12.13	$15.79	1,484.71
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$9.94	$11.94	5,653.79
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.02	$10.40	11,435.29
MFS VIT II Blended Research Core Equity Portfolio Service Class	$10.18	$12.97	2,253.54
MFS VIT II Corporate Bond Portfolio Service Class	$9.84	$11.13	845.40
MFS VIT II Emerging Markets Equity Portfolio Service Class	$9.99	$11.86	5,041.98
MFS VIT II Global Tactical Allocation Portfolio Service Class	$9.88	$11.16	0.00
MFS VIT II International Value Portfolio Service Class	$10.13	$12.58	9,830.37
MFS VIT II Technology Portfolio Service Class	$11.68	$15.68	4,191.50
MFS VIT III Global Real Estate Service Class	$10.00	$10.94	0.00
MFS VIT New Discovery Portfolio Service Class	$11.07	$15.45	1,586.71
MFS VIT Utilities Portfolio Service Class	$10.58	$13.05	6,268.77
PIMCO All Asset Portfolio Advisor Class	$9.98	$11.02	0.00
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$8.86	$9.75	0.00
PIMCO Emerging Markets Bond Portfolio Advisor Class	$9.68	$10.97	824.77
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.98	$11.53	0.00
PIMCO High Yield Portfolio Advisor Class	$9.83	$11.13	1,077.54
PIMCO Income Portfolio Advisor Class	$10.04	$10.75	45,587.67
PIMCO Low Duration Portfolio Advisor Class	$9.90	$10.17	17,244.18
PIMCO Real Return Portfolio Advisor Class	$9.73	$10.42	10,017.89
PIMCO Short-Term Portfolio Advisor Class	$10.09	$10.24	13,060.13
PIMCO Total Return Portfolio Advisor Class	$10.00	$10.70	36,997.04
PIMCO VIT Dynamic Bond Portfolio Advisor Class	$10.14	$10.50	2,137.71
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) Advisor Class	$9.85	$10.32	0.00
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class	$10.19	$10.76	401.92
Pioneer Bond VCT Portfolio Class II	$9.93	$10.69	38,360.11
Pioneer Equity Income VCT Portfolio Class II	$9.99	$12.36	31,417.39
Pioneer Fund VCT Portfolio Class II	$10.92	$14.14	0.00
Pioneer High Yield VCT Portfolio Class II	$9.70	$10.95	0.00
Pioneer Strategic Income VCT Portfolio Class II	$9.87	$10.68	25,230.25
Power Dividend Index VIT Fund Class 1	$9.71	$9.32	0.00
Power Income VIT Fund Class 2	$9.54	$10.16	0.00
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$10.80	$13.71	0.00
Prudential Series Fund Natural Resources Portfolio Class II	$8.70	$9.47	673.23
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$9.97	$13.50	0.00
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$9.84	$11.24	0.00
Royce Capital Fund - Micro-Cap Portfolio Service Class	$9.35	$11.02	0.00
Royce Capital Fund - Small-Cap Portfolio Service Class	$9.64	$11.28	3,443.61
Rydex VIF Biotechnology Fund	$9.91	$12.21	4,428.00
Rydex VIF S&P 500 Pure Growth Fund	$10.51	$13.14	0.00
Rydex VIF S&P MidCap 400 Pure Growth Fund	$9.22	$10.52	0.00
T. Rowe Price Blue Chip Growth Portfolio-II	$11.76	$15.05	46,555.68
T. Rowe Price Health Sciences Portfolio-II	$11.01	$13.99	13,774.89
Templeton Developing Markets Fund Class 2	$9.94	$12.44	532.46
Templeton Foreign VIP Fund Class 2	$9.02	$10.03	32,881.10
Templeton Global Bond VIP Fund Class 2	$9.79	$9.87	13,694.62
VanEck VIP Global Hard Assets Fund S	$7.58	$8.35	402.65
Western Asset Core Bond Plus Portfolio Class II	$9.88	$10.91	72,186.06
Western Asset Variable Global High Yield Bond Portfolio Class II	$9.73	$10.96	759.00

Table 2 - Base Contract with 5-Year Optional Value Endorsement – 1.25% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2018)	Accumulation Unit Value at End of Period (12/31/2019)	Number of Accumulation Units at End of Period
2019
AB VPS Dynamic Asset Allocation Portfolio B	$9.81	$11.17	24,239.67
AB VPS Small Cap Growth Portfolio B	$11.43	$15.35	0.00
AB VPS Small/Mid Cap Value Portfolio B	$9.21	$10.90	26,705.63
Alger Capital Appreciation Portfolio Class S	$11.12	$14.64	55,734.52
ALPS | Alerian Energy Infrastructure Portfolio Class III	$7.80	$9.27	11,647.94
ALPS | Red Rocks Listed Private Equity Class III	$9.58	$13.23	9,223.12
American Century VP Balanced Fund II	$10.00	$10.65	0.00
American Century VP Income & Growth Fund II	$10.00	$10.72	0.00
American Century VP Inflation Protection Fund II	$9.73	$10.46	0.00
American Century VP Mid Cap Value Fund II	$9.21	$11.73	46,260.34
American Century VP Ultra Fund II	$11.48	$15.24	4,735.61
American Century VP Value Fund II	$9.54	$11.96	149,591.53
American Funds IS Asset Allocation Fund Class 4	$10.16	$12.13	1,177,976.21
American Funds IS Blue Chip Income and Growth Fund Class 4	$10.01	$11.96	98,833.22
American Funds IS Capital Income Builder® Class 4	$9.74	$11.32	56,376.24
American Funds IS Global Growth and Income Fund Class 4	$10.10	$13.04	81,293.21
American Funds IS Global Growth Fund Class 4	$10.21	$13.60	74,220.45
American Funds IS Global Small Capitalization Fund Class 4	$9.96	$12.91	18,952.61
American Funds IS Growth Fund Class 4	$11.10	$14.29	152,421.16
American Funds IS Growth-Income Fund Class 4	$10.86	$13.49	124,915.59
American Funds IS International Fund Class 4	$9.84	$11.92	47,827.02
American Funds IS International Growth and Income Fund Class 4	$9.77	$11.81	31,931.44
American Funds IS New World Fund® Class 4	$9.58	$12.19	95,951.00
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$9.85	$10.22	17,587.27
American Funds IS Ultra-Short Bond Fund Class 4	$9.92	$9.93	60,931.66
BlackRock 60/40 Target Allocation ETF V.I. Fund Formerly BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$10.12	$12.11	2,403.74
BlackRock Advantage Large Cap Core V.I. Fund Class III	$10.37	$13.17	0.00
BlackRock Basic Value V.I. Fund Class III	$9.82	$11.98	5,959.80
BlackRock Capital Appreciation V.I. Fund Class III	$11.64	$15.12	0.00
BlackRock Equity Dividend V.I. Fund Class III	$10.18	$12.81	32,111.31
BlackRock Global Allocation V.I. Fund Class III	$9.72	$11.31	8,001.22
BlackRock Large Cap Focus Growth V.I. Fund Class III	$11.56	$15.10	29,730.53
Calvert VP S&P 500 Index Portfolio	$10.57	$13.69	11,159.20
Calvert VP SRI Balanced Portfolio	$9.70	$11.90	0.00
Calvert VP SRI Mid Cap Portfolio	$10.10	$13.10	0.00
ClearBridge Variable Aggressive Growth Portfolio Class II	$9.47	$11.67	3,813.98
ClearBridge Variable Dividend Strategy Portfolio Class II	$10.46	$13.57	11,836.03
ClearBridge Variable Large Cap Growth II	$10.77	$14.02	69,270.01
ClearBridge Variable Mid Cap Portfolio Class II	$9.21	$12.06	35,383.54
ClearBridge Variable Small Cap Growth Portfolio Class II	$11.61	$14.51	27,459.92
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$9.97	$13.08	22,576.68
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$10.15	$12.41	0.00
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$9.52	$10.54	4,518.44
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$9.68	$11.14	1,281.22
Columbia Variable Portfolio - Select Large-Cap Value Fund Class 2	$9.67	$12.07	1,644.75
Columbia Variable Portfolio - Seligman Global Tech Fund Class 2	$9.78	$14.97	7,122.16
Columbia Variable Portfolio - Strategic Income Fund Class 2 (added 5/1/2020)	-	-	-
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2	$10.00	$10.51	0.00
Delaware VIP Covered Call Strategy Series Formerly First Investors Life Series Covered Call Strategy Fund	$9.31	$11.16	0.00
Delaware VIP International Series Formerly First Investors Life Series International Fund	$9.78	$12.07	0.00
Delaware VIP Opportunity Series Formerly First Investors Life Series Opportunity Fund	$9.25	$11.89	6,609.52
Delaware VIP Total Return Series Formerly First Investors Life Series Total Return Fund	$9.74	$11.44	0.00
DWS Alternative Asset Allocation VIP-B	$9.26	$10.46	0.00
DWS CROCI® U.S. VIP-B	$9.87	$12.91	0.00
DWS Equity 500 Index VIP-B	$10.52	$13.58	62,226.28
DWS Global Small Cap VIP-B	$8.70	$10.41	0.00
DWS Small Cap Index VIP-B	$9.52	$11.74	4,539.25
DWS Small Mid Cap Value VIP-B	$8.78	$10.50	20,178.35
Eaton Vance VT Floating-Rate Income Fund	$9.98	$10.56	43,188.20
Federated Hermes High Income Bond II, Service Formerly Federated High Income Bond II, Service	$10.00	$10.38	15,518.01
Federated Hermes Kaufmann Fund II, Service Formerly Federated Kaufmann Fund II, Service	$10.00	$10.92	5,000.99
Federated Hermes Managed Volatility II, Service Formerly Federated Managed Volatility II, Service	$10.00	$10.72	0.00
Fidelity® VIP Contrafund® Portfolio Service Class 2	$10.17	$13.18	89,224.69
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$9.95	$12.70	10,976.93
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$10.00	$11.62	58,582.00
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$9.98	$12.07	6,673.13
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$10.01	$12.46	19,029.77
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.97	$10.02	0.00
Fidelity® VIP Growth Opportunities Portfolio Service Class 2	$10.00	$10.95	49,567.69
Fidelity® VIP High Income Portfolio Service Class 2	$9.72	$11.01	17,105.99
Fidelity® VIP International Capital Appreciation Portfolio Service Class 2 (added 5/1/2020)	-	-	-
Fidelity® VIP Mid Cap Portfolio Service Class 2	$9.43	$11.47	25,273.92
Fidelity® VIP Overseas Portfolio Service Class 2	$9.47	$11.93	0.00
Fidelity® VIP Real Estate Portfolio Service Class 2	$9.43	$11.45	20,053.06
Fidelity® VIP Strategic Income Portfolio Service Class 2	$9.89	$10.81	73,339.37
Fidelity® VIP Value Strategies Portfolio Service Class 2	$8.97	$11.88	4,301.47
Franklin Income VIP Fund Class 2	$9.94	$11.40	44,928.42
Franklin Mutual Global Discovery VIP Fund Class 2	$9.00	$11.06	7,682.85
Franklin Mutual Shares VIP Fund Class 2	$9.21	$11.15	10,476.74
Franklin Rising Dividends VIP Fund Class 2	$10.49	$13.38	49,573.36
Guggenheim VIF Global Managed Futures Strategy Fund	$9.41	$10.05	1,347.32
Guggenheim VIF Long Short Equity Fund	$9.70	$10.11	0.00
Guggenheim VIF Multi-Hedge Strategies Fund	$9.57	$9.93	395.15
Guggenheim VIF Small Cap Value Series Q	$8.83	$10.69	2,882.76
Invesco Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class Formerly Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$10.61	$14.57	9,815.99
Invesco Oppenheimer Global Fund/VA Service Class Formerly Oppenheimer Global Fund/VA Service Class	$10.01	$13.00	29,175.09
Invesco Oppenheimer International Growth Fund/VA Service Class Formerly Oppenheimer International Growth Fund/VA Service Class	$8.86	$11.19	65,148.38
Invesco Oppenheimer Main Street Fund/VA Service Class Formerly Oppenheimer Main Street Fund/VA Service Class	$9.38	$12.73	6,153.38
Invesco Oppenheimer Main Street Small Cap Fund/VA Service Class Formerly Oppenheimer Main Street Small Cap Fund/VA Service Class	$9.78	$11.68	33,429.45
Invesco Oppenheimer Total Return Bond Fund/VA Service Class Formerly Oppenheimer Total Return Bond Fund/VA Service Class	$9.92	$10.70	393.84
Ivy VIP Asset Strategy	$10.27	$12.35	2,888.11
Ivy VIP Balanced	$10.04	$12.11	796.17
Ivy VIP Energy	$6.58	$6.72	3,817.83
Ivy VIP Global Bond	$9.99	$10.80	118.50
Ivy VIP Global Equity Income	$9.57	$11.64	0.00
Ivy VIP Global Growth	$10.36	$12.89	631.50
Ivy VIP Growth	$11.57	$15.60	3,989.59
Ivy VIP High Income	$9.89	$10.86	26,644.38
Ivy VIP International Core Equity	$8.95	$10.49	23,141.64
Ivy VIP Mid Cap Growth	$11.37	$15.48	29,272.94
Ivy VIP Natural Resources	$8.24	$8.91	787.57
Ivy VIP Science and Technology	$10.75	$15.88	42,523.23
Ivy VIP Small Cap Core	$9.61	$11.80	50,684.37
Ivy VIP Small Cap Growth	$10.67	$13.00	18,407.15
Janus Henderson Balanced Portfolio Service Shares	$10.94	$13.21	100,428.76
Janus Henderson Enterprise Portfolio Service Shares	$11.29	$15.07	65,684.05
Janus Henderson Flexible Bond Portfolio Service Shares	$9.84	$10.61	2,008.34
Janus Henderson Global Research Portfolio Service Shares	$10.36	$13.17	2,509.52
Janus Henderson Global Technology and Innovation Portfolio Service Shares Formerly Janus Henderson Global Technology Portfolio Service Shares	$11.96	$17.10	15,546.51
Janus Henderson Mid Cap Value Portfolio Service Shares	$9.28	$11.92	11,340.42
Janus Henderson Overseas Portfolio Service Shares	$9.50	$11.89	2,368.59
Janus Henderson Research Portfolio Service Shares	$10.73	$14.33	0.00
John Hancock VIT Financial Industries Trust Series II	$8.36	$10.86	4,563.70
John Hancock VIT Fundamental All Cap Core Trust Series II	$8.76	$11.79	732.11
John Hancock VIT Select Bond Trust Series II	$10.09	$10.83	0.00
John Hancock VIT Strategic Income Opportunities Trust Series II	$9.50	$10.39	0.00
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$10.26	$11.93	8,981.95
Lazard Retirement International Equity Portfolio Service Shares	$9.49	$11.35	3,599.36
Lord Abbett Series Fund Bond Debenture Portfolio VC	$9.89	$11.07	73,932.53
Lord Abbett Series Fund Developing Growth Portfolio VC	$12.12	$15.77	5,847.59
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$9.94	$11.92	357.63
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.01	$10.39	33,449.64
MFS VIT II Blended Research Core Equity Portfolio Service Class	$10.18	$12.95	0.00
MFS VIT II Corporate Bond Portfolio Service Class	$9.83	$11.11	16,855.47
MFS VIT II Emerging Markets Equity Portfolio Service Class	$9.98	$11.84	47,119.65
MFS VIT II Global Tactical Allocation Portfolio Service Class	$9.87	$11.14	3,112.27
MFS VIT II International Value Portfolio Service Class	$10.12	$12.56	30,746.19
MFS VIT II Technology Portfolio Service Class	$11.67	$15.66	16,534.76
MFS VIT III Global Real Estate Service Class	$10.00	$10.93	0.00
MFS VIT New Discovery Portfolio Service Class	$11.06	$15.43	10,897.81
MFS VIT Utilities Portfolio Service Class	$10.57	$13.03	13,975.90
PIMCO All Asset Portfolio Advisor Class	$9.97	$11.00	0.00
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$8.85	$9.73	661.00
PIMCO Emerging Markets Bond Portfolio Advisor Class	$9.67	$10.95	20,911.56
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.84	$11.52	0.00
PIMCO High Yield Portfolio Advisor Class	$9.82	$11.11	12,923.49
PIMCO Income Portfolio Advisor Class	$10.03	$10.74	90,525.31
PIMCO Low Duration Portfolio Advisor Class	$9.89	$10.15	51,604.36
PIMCO Real Return Portfolio Advisor Class	$9.72	$10.40	28,093.50
PIMCO Short-Term Portfolio Advisor Class	$10.08	$10.23	118,429.97
PIMCO Total Return Portfolio Advisor Class	$9.99	$10.68	32,603.93
PIMCO VIT Dynamic Bond Portfolio Advisor Class	$10.13	$10.49	4,121.57
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) Advisor Class	$9.84	$10.30	0.00
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class	$10.18	$10.74	7,366.18
Pioneer Bond VCT Portfolio Class II	$9.92	$10.67	103,936.10
Pioneer Equity Income VCT Portfolio Class II	$9.98	$12.34	56,638.26
Pioneer Fund VCT Portfolio Class II	$10.91	$14.12	0.00
Pioneer High Yield VCT Portfolio Class II	$9.69	$10.94	0.00
Pioneer Strategic Income VCT Portfolio Class II	$9.86	$10.66	10,613.20
Power Dividend Index VIT Fund Class 1	$9.70	$9.31	6,004.88
Power Income VIT Fund Class 2	$9.53	$10.14	3,281.35
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$10.79	$13.69	0.00
Prudential Series Fund Natural Resources Portfolio Class II	$8.69	$9.46	483.70
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$9.96	$13.49	0.00
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$9.84	$11.22	0.00
Royce Capital Fund - Micro-Cap Portfolio Service Class	$9.35	$11.01	0.00
Royce Capital Fund - Small-Cap Portfolio Service Class	$9.63	$11.26	2,913.84
Rydex VIF Biotechnology Fund	$9.90	$12.19	13,645.43
Rydex VIF S&P 500 Pure Growth Fund	$10.50	$13.13	17,864.23
Rydex VIF S&P MidCap 400 Pure Growth Fund	$9.21	$10.50	5,532.49
T. Rowe Price Blue Chip Growth Portfolio-II	$11.75	$15.03	179,188.98
T. Rowe Price Health Sciences Portfolio-II	$11.00	$13.97	99,380.03
Templeton Developing Markets Fund Class 2	$9.93	$12.43	212.92
Templeton Foreign VIP Fund Class 2	$9.01	$10.02	82,055.57
Templeton Global Bond VIP Fund Class 2	$9.78	$9.86	67,756.10
VanEck VIP Global Hard Assets Fund S	$7.57	$8.34	579.89
Western Asset Core Bond Plus Portfolio Class II	$9.87	$10.90	170,047.74
Western Asset Variable Global High Yield Bond Portfolio Class II	$9.72	$10.95	1,047.45

Table 1 - Base Contract with 6-Year Optional Value Endorsement – 1.20% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2017)	Accumulation Unit Value at End of Period (12/31/2018)	Number of Accumulation Units at End of Period
2018
AB VPS Dynamic Asset Allocation Portfolio B	$10.73	$9.82	1,580.17
AB VPS Small Cap Growth Portfolio B	$11.71	$11.44	0.00
AB VPS Small/Mid Cap Value Portfolio B	$11.01	$9.21	2,013.93
Alger Capital Appreciation Portfolio Class S	$11.31	$11.13	31,441.90
ALPS | Alerian Energy Infrastructure Portfolio Class III	$9.75	$7.81	0.00
ALPS | Red Rocks Listed Private Equity Class III	$11.09	$9.59	384.28
American Century VP Inflation Protection Fund II	$10.14	$9.74	0.00
American Century VP Mid Cap Value Fund II	$10.72	$9.22	21,605.68
American Century VP Ultra Fund II	$11.56	$11.48	2,623.60
American Century VP Value Fund II	$10.65	$9.55	39,682.76
American Funds IS Asset Allocation Fund Class 4	$10.81	$10.17	41,534.24
American Funds IS Blue Chip Income and Growth Fund Class 4	$11.13	$10.01	42,142.03
American Funds IS Capital Income Builder® Class 4	$10.64	$9.75	2,733.42
American Funds IS Global Growth and Income Fund Class 4	$11.36	$10.11	3,857.51
American Funds IS Global Growth Fund Class 4	$11.39	$10.22	5,798.25
American Funds IS Global Small Capitalization Fund Class 4	$11.31	$9.97	2,333.64
American Funds IS Growth Fund Class 4	$11.30	$11.11	39,240.54
American Funds IS Growth-Income Fund Class 4	$11.23	$10.86	43,308.71
American Funds IS International Fund Class 4	$11.51	$9.85	1,975.32
American Funds IS International Growth and Income Fund Class 4	$11.18	$9.78	2,290.75
American Funds IS New World Fund® Class 4	$11.32	$9.59	21,536.99
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$9.92	$9.85	2,317.18
American Funds IS Ultra-Short Bond Fund Class 4	$9.94	$9.93	0.00
BlackRock Advantage Large Cap Core V.I. Fund Class III	$11.12	$10.38	0.00
BlackRock Basic Value V.I. Fund Class III	$10.82	$9.83	1,888.78
BlackRock Capital Appreciation V.I. Fund Class III	$11.31	$11.65	0.00
BlackRock Equity Dividend V.I. Fund Class III	$11.14	$10.19	4,677.75
BlackRock Global Allocation V.I. Fund Class III	$10.66	$9.73	5,646.91
BlackRock Large Cap Focus Growth V.I. Fund Class III	$11.39	$11.57	988.98
Calvert VP S&P 500 Index Portfolio	$11.24	$10.58	0.00
Calvert VP SRI Balanced Portfolio (Added as of May 1, 2018)	$10.00	$9.70	0.00
Calvert VP SRI Mid Cap Portfolio	$10.71	$10.11	0.00
ClearBridge Variable Aggressive Growth Portfolio Class II	$10.49	$9.48	0.00
ClearBridge Variable Dividend Strategy Portfolio Class II	$11.15	$10.47	9,911.64
ClearBridge Variable Large Cap Growth II	$10.93	$10.78	18,881.66
ClearBridge Variable Mid Cap Portfolio Class II	$10.70	$9.22	10,666.42
ClearBridge Variable Small Cap Growth Portfolio Class II	$11.40	$11.62	1,168.31
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$11.12	$9.98	3,915.35
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$10.94	$10.16	1,406.78
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$10.42	$9.53	4,722.96
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$10.21	$9.69	0.00
Columbia Variable Portfolio Select Large-Cap Value Fund Class 2	$11.18	$9.67	1,782.04
Columbia Variable Portfolio Seligman Global Tech Fund Class 2	$10.82	$9.79	362.02
Columbia Variable Portfolio US Government Mortgage Fund Class 2	$9.97	$10.00	0.00
DWS Alternative Asset Allocation VIP-B	$10.35	$9.27	0.00
DWS CROCI® U.S. VIP-B	$11.20	$9.88	0.00
DWS Equity 500 Index VIP-B	$11.21	$10.53	13,857.32
DWS Global Small Cap VIP-B	$11.13	$8.71	0.00
DWS Small Cap Index VIP-B	$10.89	$9.53	0.00
DWS Small Mid Cap Value VIP-B	$10.64	$8.79	6,068.50
Eaton Vance VT Floating-Rate Income Fund	$10.12	$9.99	5,055.45
Fidelity® VIP Contrafund® Portfolio Service Class 2	$11.03	$10.17	4,937.88
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$12.32	$9.96	878.30
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$10.71	$10.01	0.00
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$10.95	$9.99	0.00
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$11.15	$10.01	0.00
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.96	$9.97	0.00
Fidelity® VIP High Income Portfolio Service Class 2	$10.21	$9.73	0.00
Fidelity® VIP Mid Cap Portfolio Service Class 2	$11.21	$9.44	3,734.96
Fidelity® VIP Overseas Portfolio Service Class 2	$11.30	$9.48	0.00
Fidelity® VIP Real Estate Portfolio Service Class 2	$10.21	$9.43	3,380.94
Fidelity® VIP Strategic Income Portfolio Service Class 2	$10.31	$9.90	2,397.88
Fidelity® VIP Value Strategies Portfolio Service Class 2	$11.01	$8.98	397.69
First Investors Life Series Covered Call Strategy Fund (Added as of May 1, 2018)	$10.48	$9.32	2,960.41
First Investors Life Series International Fund	$11.28	$9.79	0.00
First Investors Life Series Opportunity Fund	$11.08	$9.26	5,598.19
First Investors Life Series Total Return Fund	$10.69	$9.75	0.00
Franklin Income VIP Fund Class 2	$10.52	$9.95	11,150.14
Franklin Mutual Global Discovery VIP Fund Class 2	$10.27	$9.01	8,023.35
Franklin Mutual Shares VIP Fund Class 2	$10.26	$9.22	9,693.92
Franklin Rising Dividends VIP Fund Class 2	$11.19	$10.50	8,721.62
Guggenheim VIF Global Managed Futures Strategy Fund	$10.48	$9.42	596.79
Guggenheim VIF Long Short Equity Fund	$11.29	$9.71	0.00
Guggenheim VIF Multi-Hedge Strategies Fund	$10.21	$9.58	0.00
Guggenheim VIF Small Cap Value Series Q	$10.25	$8.84	1,859.46
Ivy VIP Asset Strategy	$11.00	$10.28	0.00
Ivy VIP Balanced	$10.51	$10.05	0.00
Ivy VIP Energy	$10.12	$6.58	1,827.23
Ivy VIP Global Bond	$10.14	$10.00	0.00
Ivy VIP Global Equity Income	$10.98	$9.58	0.00
Ivy VIP Global Growth	$11.20	$10.37	1,187.62
Ivy VIP Growth	$11.45	$11.58	1,207.93
Ivy VIP High Income	$10.23	$9.89	4,085.49
Ivy VIP International Core Equity	$11.03	$8.96	3,089.69
Ivy VIP Mid Cap Growth	$11.52	$11.38	2,910.48
Ivy VIP Natural Resources	$10.87	$8.25	0.00
Ivy VIP Science and Technology	$11.49	$10.76	4,380.59
Ivy VIP Small Cap Core	$10.88	$9.62	7,090.65
Ivy VIP Small Cap Growth	$11.27	$10.68	3,905.74
Janus Henderson Balanced Portfolio Service Shares	$11.03	$10.95	7,623.54
Janus Henderson Enterprise Portfolio Service Shares	$11.51	$11.30	32,701.44
Janus Henderson Flexible Bond Portfolio Service Shares	$10.09	$9.84	0.00
Janus Henderson Global Research Portfolio Service Shares	$11.30	$10.37	0.00
Janus Henderson Global Technology Portfolio Service Shares	$12.00	$11.97	3,474.89
Janus Henderson Mid Cap Value Portfolio Service Shares	$10.91	$9.29	4,120.38
Janus Henderson Overseas Portfolio Service Shares	$11.34	$9.51	0.00
Janus Henderson Research Portfolio Service Shares	$11.18	$10.74	0.00
John Hancock VIT Financial Industries Trust Series II (Added as of May 1, 2018)	$10.00	$8.36	0.00
John Hancock VIT Fundamental All Cap Core Trust Series II (Added as of May 1, 2018)	$10.00	$8.77	0.00
John Hancock VIT Select Bond Trust Series II (Added as of May 1, 2018)	$10.00	$10.09	0.00
John Hancock VIT Strategic Income Opportunities Trust Series II (Added as of May 1, 2018)	$10.00	$9.50	0.00
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.12	$10.27	369.40
Lazard Retirement International Equity Portfolio Service Shares	$11.17	$9.50	0.00
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.44	$9.90	17,509.52
Lord Abbett Series Fund Developing Growth Portfolio VC	$11.71	$12.13	1,487.58
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.96	$9.94	2,409.79
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.03	$10.02	8,076.70
MFS VIT II Blended Research Core Equity Portfolio Service Class	$11.20	$10.18	2,256.42
MFS VIT II Corporate Bond Portfolio Service Class	$10.30	$9.84	886.26
MFS VIT II Emerging Markets Equity Portfolio Service Class	$11.77	$9.99	3,706.23
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.50	$9.88	0.00
MFS VIT II International Value Portfolio Service Class	$11.36	$10.13	9,212.00
MFS VIT II Technology Portfolio Service Class	$11.64	$11.68	3,587.07
MFS VIT New Discovery Portfolio Service Class	$11.40	$11.07	6,428.38
MFS VIT Utilities Portfolio Service Class	$10.62	$10.58	5,529.60
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$11.47	$10.62	0.00
Oppenheimer Global Fund/VA Service Class	$11.71	$10.02	5,174.99
Oppenheimer International Growth Fund/VA Service Class	$11.15	$8.86	6,616.64
Oppenheimer Main Street Fund/VA Service Class	$10.62	$9.39	4,879.63
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.78	$9.79	24,674.25
Oppenheimer Total Return Bond Fund/VA Service Class	$10.18	$9.93	675.27
PIMCO All Asset Portfolio Advisor Class	$10.68	$9.98	0.00
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$10.45	$8.86	0.00
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.30	$9.68	867.67
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$10.70	$9.98	0.00
PIMCO High Yield Portfolio Advisor Class	$10.23	$9.83	1,150.20
PIMCO Income Portfolio Advisor Class	$10.13	$10.04	36,452.72
PIMCO Low Duration Portfolio Advisor Class	$10.00	$9.90	16,457.98
PIMCO Real Return Portfolio Advisor Class	$10.08	$9.73	10,738.30
PIMCO Short-Term Portfolio Advisor Class	$10.07	$10.09	12,574.90
PIMCO Total Return Portfolio Advisor Class	$10.19	$10.00	12,386.49
PIMCO VIT Dynamic Bond Portfolio Advisor Class Formerly PIMCO VIT Unconstrained Bond Portfolio Advisor Class	$10.17	$10.14	2,134.61
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) Advisor Class Formerly PIMCO VIT Global Bond Portfolio (Unhedged) Advisor Class	$10.41	$9.85	0.00
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class Formerly PIMCO VIT Foreign Bond (USD-Hedged) Portfolio	$10.11	$10.19	419.07
Pioneer Bond VCT Portfolio Class II	$10.15	$9.93	35,883.35
Pioneer Equity Income VCT Portfolio Class II	$11.08	$9.99	26,533.22
Pioneer Fund VCT Portfolio Class II	$11.25	$10.92	0.00
Pioneer High Yield VCT Portfolio Class II	$10.22	$9.70	0.00
Pioneer Strategic Income VCT Portfolio Class II	$10.18	$9.87	24,634.80
Power Dividend Index VIT Fund Class 1	$10.68	$9.71	15,064.99
Power Income VIT Fund Class 2	$9.99	$9.54	0.00
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$11.60	$10.80	0.00
Prudential Series Fund Natural Resources Portfolio Class II	$10.79	$8.70	596.11
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.98	$9.97	0.00
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.74	$9.84	0.00
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.44	$9.35	0.00
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.66	$9.64	0.00
Rydex VIF Biotechnology Fund	$11.08	$9.91	4,105.83
Rydex VIF S&P 500 Pure Growth Fund	$11.27	$10.51	0.00
Rydex VIF S&P MidCap 400 Pure Growth Fund	$10.96	$9.22	0.00
T. Rowe Price Blue Chip Growth Portfolio-II	$11.71	$11.76	35,934.21
T. Rowe Price Health Sciences Portfolio-II	$11.05	$11.01	11,438.40
Templeton Developing Markets Fund Class 2	$11.95	$9.94	558.73
Templeton Foreign VIP Fund Class 2	$10.80	$9.02	29,780.31
Templeton Global Bond VIP Fund Class 2	$9.72	$9.79	11,571.29
VanEck VIP Global Hard Assets Fund S	$10.71	$7.58	402.65
Western Asset Core Bond Plus Portfolio Class II	$10.27	$9.88	87,928.92
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.28	$9.73	756.79

Table 2 - Base Contract with 5-Year Optional Value Endorsement – 1.25% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2017)	Accumulation Unit Value at End of Period (12/31/2018)	Number of Accumulation Units at End of Period
2018
AB VPS Dynamic Asset Allocation Portfolio B	$10.73	$9.81	792.05
AB VPS Small Cap Growth Portfolio B	$11.70	$11.43	0.00
AB VPS Small/Mid Cap Value Portfolio B	$11.01	$9.21	8,355.11
Alger Capital Appreciation Portfolio Class S	$11.31	$11.12	29,718.52
ALPS | Alerian Energy Infrastructure Portfolio Class III	$9.74	$7.80	1,024.36
ALPS | Red Rocks Listed Private Equity Class III	$11.09	$9.58	7,192.58
American Century VP Inflation Protection Fund II	$10.14	$9.73	0.00
American Century VP Mid Cap Value Fund II	$10.72	$9.21	29,840.41
American Century VP Ultra Fund II	$11.55	$11.48	4,760.57
American Century VP Value Fund II	$10.65	$9.54	107,130.99
American Funds IS Asset Allocation Fund Class 4	$10.81	$10.16	196,167.88
American Funds IS Blue Chip Income and Growth Fund Class 4	$11.13	$10.01	80,973.94
American Funds IS Capital Income Builder® Class 4	$10.64	$9.74	30,787.58
American Funds IS Global Growth and Income Fund Class 4	$11.35	$10.10	34,201.41
American Funds IS Global Growth Fund Class 4	$11.39	$10.21	42,149.83
American Funds IS Global Small Capitalization Fund Class 4	$11.31	$9.96	17,057.24
American Funds IS Growth Fund Class 4	$11.29	$11.10	105,410.77
American Funds IS Growth-Income Fund Class 4	$11.22	$10.86	109,530.60
American Funds IS International Fund Class 4	$11.51	$9.84	30,643.82
American Funds IS International Growth and Income Fund Class 4	$11.17	$9.77	23,014.31
American Funds IS New World Fund® Class 4	$11.31	$9.58	79,068.27
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$9.92	$9.85	30,641.76
American Funds IS Ultra-Short Bond Fund Class 4	$9.93	$9.92	29,546.52
BlackRock Advantage Large Cap Core V.I. Fund Class III	$11.12	$10.37	0.00
BlackRock Basic Value V.I. Fund Class III	$10.82	$9.82	5,607.72
BlackRock Capital Appreciation V.I. Fund Class III	$11.54	$11.64	0.00
BlackRock Equity Dividend V.I. Fund Class III	$11.54	$10.18	23,638.94
BlackRock Global Allocation V.I. Fund Class III	$11.13	$9.72	7,027.80
BlackRock Large Cap Focus Growth V.I. Fund Class III	$11.39	$11.56	30,030.63
Calvert VP S&P 500 Index Portfolio	$11.23	$10.57	0.00
Calvert VP SRI Balanced Portfolio (Added as of May 1, 2018)	$10.00	$9.70	0.00
Calvert VP SRI Mid Cap Portfolio	$10.70	$10.10	0.00
ClearBridge Variable Aggressive Growth Portfolio Class II	$10.49	$9.47	3,828.43
ClearBridge Variable Dividend Strategy Portfolio Class II	$11.15	$10.46	6,402.50
ClearBridge Variable Large Cap Growth II	$10.93	$10.77	55,860.39
ClearBridge Variable Mid Cap Portfolio Class II	$10.69	$9.21	36,953.58
ClearBridge Variable Small Cap Growth Portfolio Class II	$11.39	$11.61	26,454.52
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$11.11	$9.97	19,828.02
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$10.94	$10.15	135.43
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$10.41	$9.52	2,878.56
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$10.21	$9.68	0.00
Columbia Variable Portfolio Select Large-Cap Value Fund Class 2	$11.18	$9.67	487.29
Columbia Variable Portfolio Seligman Global Tech Fund Class 2	$10.82	$9.78	5,184.63
Columbia Variable Portfolio US Government Mortgage Fund Class 2	$9.96	$10.00	0.00
DWS Alternative Asset Allocation VIP-B	$10.34	$9.26	0.00
DWS CROCI® U.S. VIP-B	$11.19	$9.87	0.00
DWS Equity 500 Index VIP-B	$11.21	$10.52	50,615.63
DWS Global Small Cap VIP-B	$11.12	$8.70	0.00
DWS Small Cap Index VIP-B	$10.88	$9.52	3,949.79
DWS Small Mid Cap Value VIP-B	$10.63	$8.78	21,261.30
Eaton Vance VT Floating-Rate Income Fund	$10.12	$9.98	24,670.92
Fidelity® VIP Contrafund® Portfolio Service Class 2	$11.03	$10.17	27,177.67
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$12.32	$9.95	2,034.42
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$10.70	$10.00	1,890.34
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$10.95	$9.98	6,673.12
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$11.14	$10.01	13,862.46
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.95	$9.97	0.00
Fidelity® VIP High Income Portfolio Service Class 2	$10.21	$9.72	1,104.93
Fidelity® VIP Mid Cap Portfolio Service Class 2	$11.21	$9.43	18,866.06
Fidelity® VIP Overseas Portfolio Service Class 2	$11.29	$9.47	0.00
Fidelity® VIP Real Estate Portfolio Service Class 2	$10.20	$9.43	11,317.30
Fidelity® VIP Strategic Income Portfolio Service Class 2	$10.31	$9.89	17,626.21
Fidelity® VIP Value Strategies Portfolio Service Class 2	$11.01	$8.97	3,746.42
First Investors Life Series Covered Call Strategy Fund (Added as of May 1, 2018)	$10.48	$9.31	0.00
First Investors Life Series International Fund	$11.28	$9.78	0.00
First Investors Life Series Opportunity Fund	$11.07	$9.25	6,453.61
First Investors Life Series Total Return Fund	$10.68	$9.74	0.00
Franklin Income VIP Fund Class 2	$10.52	$9.94	32,584.94
Franklin Mutual Global Discovery VIP Fund Class 2	$10.27	$9.00	9,127.73
Franklin Mutual Shares VIP Fund Class 2	$10.26	$9.21	10,252.58
Franklin Rising Dividends VIP Fund Class 2	$11.19	$10.49	37,411.05
Guggenheim VIF Global Managed Futures Strategy Fund	$10.47	$9.41	1,626.10
Guggenheim VIF Long Short Equity Fund	$11.29	$9.70	0.00
Guggenheim VIF Multi-Hedge Strategies Fund	$10.21	$9.57	537.33
Guggenheim VIF Small Cap Value Series Q	$10.24	$8.83	2,043.72
Ivy VIP Asset Strategy	$11.00	$10.27	2,858.19
Ivy VIP Balanced	$10.51	$10.04	796.17
Ivy VIP Energy	$10.11	$6.58	1,910.48
Ivy VIP Global Bond	$10.14	$9.99	118.57
Ivy VIP Global Equity Income	$10.98	$9.57	0.00
Ivy VIP Global Growth	$11.20	$10.36	612.15
Ivy VIP Growth	$11.45	$11.57	1,853.66
Ivy VIP High Income	$10.23	$9.89	20,093.28
Ivy VIP International Core Equity	$11.03	$8.95	17,194.68
Ivy VIP Mid Cap Growth	$11.52	$11.37	29,228.70
Ivy VIP Natural Resources	$10.87	$8.24	730.67
Ivy VIP Science and Technology	$11.49	$10.75	19,485.27
Ivy VIP Small Cap Core	$10.88	$9.61	39,077.49
Ivy VIP Small Cap Growth	$11.27	$10.67	9,274.04
Janus Henderson Balanced Portfolio Service Shares	$11.03	$10.94	16,877.25
Janus Henderson Enterprise Portfolio Service Shares	$11.51	$11.29	58,153.90
Janus Henderson Flexible Bond Portfolio Service Shares	$10.09	$9.84	2,893.61
Janus Henderson Global Research Portfolio Service Shares	$11.29	$10.36	906.23
Janus Henderson Global Technology Portfolio Service Shares	$12.00	$11.96	7,759.52
Janus Henderson Mid Cap Value Portfolio Service Shares	$10.90	$9.28	6,416.76
Janus Henderson Overseas Portfolio Service Shares	$11.34	$9.50	2,368.59
Janus Henderson Research Portfolio Service Shares	$11.18	$10.73	0.00
John Hancock VIT Financial Industries Trust Series II (Added as of May 1, 2018)	$10.00	$8.36	3,709.21
John Hancock VIT Fundamental All Cap Core Trust Series II (Added as of May 1, 2018)	$10.00	$8.76	0.00
John Hancock VIT Select Bond Trust Series II (Added as of May 1, 2018)	$10.00	$10.09	0.00
John Hancock VIT Strategic Income Opportunities Trust Series II (Added as of May 1, 2018)	$10.00	$9.50	0.00
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.12	$10.26	6,182.77
Lazard Retirement International Equity Portfolio Service Shares	$11.17	$9.49	0.00
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.44	$9.89	46,062.39
Lord Abbett Series Fund Developing Growth Portfolio VC	$11.70	$12.12	1,112.47
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.96	$9.94	0.00
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.02	$10.01	46,758.66
MFS VIT II Blended Research Core Equity Portfolio Service Class	$11.20	$10.18	0.00
MFS VIT II Corporate Bond Portfolio Service Class	$10.29	$9.83	21,643.52
MFS VIT II Emerging Markets Equity Portfolio Service Class	$11.77	$9.98	18,889.04
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.50	$9.87	3,150.52
MFS VIT II International Value Portfolio Service Class	$11.36	$10.12	24,677.89
MFS VIT II Technology Portfolio Service Class	$11.64	$11.67	14,278.20
MFS VIT New Discovery Portfolio Service Class	$11.40	$11.06	9,750.02
MFS VIT Utilities Portfolio Service Class	$10.62	$10.57	5,414.71
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$11.47	$10.61	9,006.46
Oppenheimer Global Fund/VA Service Class	$11.70	$10.01	18,675.45
Oppenheimer International Growth Fund/VA Service Class	$11.15	$8.86	48,676.52
Oppenheimer Main Street Fund/VA Service Class	$10.62	$9.38	21,783.63
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.78	$9.78	5,133.79
Oppenheimer Total Return Bond Fund/VA Service Class	$10.18	$9.92	394.24
PIMCO All Asset Portfolio Advisor Class	$10.68	$9.97	138.87
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$10.45	$8.85	507.29
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.29	$9.67	2,063.72
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$10.70	$9.84	0.00
PIMCO High Yield Portfolio Advisor Class	$10.22	$9.82	1,896.61
PIMCO Income Portfolio Advisor Class (Added as of May 1, 2018)	$10.13	$10.03	46,001.96
PIMCO Low Duration Portfolio Advisor Class	$9.99	$9.89	32,871.18
PIMCO Real Return Portfolio Advisor Class	$10.08	$9.72	17,539.11
PIMCO Short-Term Portfolio Advisor Class	$10.07	$10.08	46,521.86
PIMCO Total Return Portfolio Advisor Class	$10.19	$9.99	15,781.60
PIMCO VIT Dynamic Bond Portfolio Advisor Class Formerly PIMCO VIT Unconstrained Bond Portfolio Advisor Class	$10.16	$10.13	4,040.64
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) Advisor Class Formerly PIMCO VIT Global Bond Portfolio (Unhedged) Advisor Class	$10.41	$9.84	0.00
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class Formerly PIMCO VIT Foreign Bond (USD-Hedged) Portfolio	$10.10	$10.18	3,630.56
Pioneer Bond VCT Portfolio Class II	$10.15	$9.92	78,111.30
Pioneer Equity Income VCT Portfolio Class II	$11.08	$9.98	51,695.42
Pioneer Fund VCT Portfolio Class II	$11.24	$10.91	0.00
Pioneer High Yield VCT Portfolio Class II	$10.22	$9.69	0.00
Pioneer Strategic Income VCT Portfolio Class II	$10.18	$9.86	10,328.25
Power Dividend Index VIT Fund Class 1	$10.68	$9.70	1,577.69
Power Income VIT Fund Class 2	$9.98	$9.53	3,308.49
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$11.59	$10.79	0.00
Prudential Series Fund Natural Resources Portfolio Class II	$10.79	$8.69	1,277.77
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.98	$9.96	0.00
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.74	$9.84	0.00
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.43	$9.35	0.00
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.66	$9.63	1,285.34
Rydex VIF Biotechnology Fund	$11.07	$9.90	13,254.72
Rydex VIF S&P 500 Pure Growth Fund	$11.27	$10.50	18,030.31
Rydex VIF S&P MidCap 400 Pure Growth Fund	$10.95	$9.21	5,532.73
T. Rowe Price Blue Chip Growth Portfolio-II	$11.70	$11.75	104,143.90
T. Rowe Price Health Sciences Portfolio-II	$11.04	$11.00	37,822.53
Templeton Developing Markets Fund Class 2	$11.94	$9.93	213.18
Templeton Foreign VIP Fund Class 2	$10.80	$9.01	61,103.23
Templeton Global Bond VIP Fund Class 2	$9.72	$9.78	34,934.27
VanEck VIP Global Hard Assets Fund S	$10.71	$7.57	1,269.53
Western Asset Core Bond Plus Portfolio Class II	$10.27	$9.87	130,158.44
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.27	$9.72	254.03

Table 1 - Base Contract with 6-Year Optional Value Endorsement – 1.20% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (5/1/2017)	Accumulation Unit Value at End of Period (12/31/2017)	Number of Accumulation Units at End of Period
2017
AB VPS Dynamic Asset Allocation Portfolio B	$10.00	10.73	1,307.71
AB VPS Real Estate Investment Portfolio B	$10.00	10.30	0.00
AB VPS Small Cap Growth Portfolio B	$10.00	11.71	0.00
AB VPS Small/Mid Cap Value Portfolio B	$10.00	11.01	526.60
Alger Capital Appreciation Portfolio Class S	$10.00	11.31	3,077.82
ALPS | Alerian Energy Infrastructure Portfolio Class III	$10.00	9.75	0.00
ALPS | Red Rocks Listed Private Equity Class III	$10.00	11.09	295.33
American Century VP Inflation Protection Fund II	$10.00	10.14	726.63
American Century VP Mid Cap Value Fund II	$10.00	10.72	5,672.97
American Century VP Ultra Fund II	$10.00	11.56	1,655.47
American Century VP Value Fund II	$10.00	10.65	26,361.67
American Funds IS Asset Allocation Fund Class 4	$10.00	10.81	9,332.17
American Funds IS Blue Chip Income and Growth Fund Class 4	$10.00	11.13	22,175.52
American Funds IS Capital Income Builder® Class 4	$10.00	10.64	1,926.53
American Funds IS Global Growth Fund Class 4	$10.00	11.39	527.39
American Funds IS Global Growth and Income Fund Class 4	$10.00	11.36	2,572.94
American Funds IS Global Small Capitalization Fund Class 4	$10.00	11.31	2,259.00
American Funds IS Growth Fund Class 4	$10.00	11.30	4,400.03
American Funds IS Growth-Income Fund Class 4	$10.00	11.23	7,399.22
American Funds IS International Fund Class 4	$10.00	11.51	2,714.77
American Funds IS International Growth and Income Fund Class 4	$10.00	11.18	3,435.37
American Funds IS New World Fund® Class 4	$10.00	11.32	7,144.52
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.00	9.92	49,500.61
American Funds IS Ultra-Short Bond Fund Class 4	$10.00	9.94	0.00
BlackRock Advantage Large Cap Core V.I. Fund Class III	$10.00	11.12	0.00
BlackRock Basic Value V.I. Fund Class III	$10.00	10.82	1,320.61
BlackRock Equity Dividend V.I. Fund Class III	$10.00	11.14	3,554.83
BlackRock Global Allocation V.I. Fund Class III	$10.00	10.66	233.61
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$10.00	10.55	0.00
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$10.00	10.81	0.00
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$10.00	11.23	0.00
BlackRock Large Cap Focus Growth V.I. Fund Class III	$10.00	11.39	276.15
Calvert VP S&P 500 Index Portfolio	$10.00	11.24	0.00
Calvert VP SRI Mid Cap Portfolio	$10.00	10.71	0.00
ClearBridge Variable Aggressive Growth Portfolio Class II	$10.00	10.49	0.00
ClearBridge Variable Dividend Strategy Portfolio Class II	$10.00	11.15	6,221.48
ClearBridge Variable Large Cap Growth II (Added as of 8/1/17)	$10.00	10.93	4,270.84
ClearBridge Variable Mid Cap Portfolio Class II	$10.00	10.70	6,377.15
ClearBridge Variable Small Cap Growth Portfolio Class II	$10.00	11.40	3,002.25
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$10.00	11.12	1,093.62
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$10.00	10.94	632.80
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$10.00	10.42	4,293.53
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$10.00	10.21	0.00
Columbia Variable Portfolio Select Large-Cap Value Fund Class 2 (Added as of 8/1/17)	$10.00	11.18	0.00
Columbia Variable Portfolio Seligman Global Tech Fund Class 2 (Added as of 8/1/17)	$10.00	10.82	0.00
Columbia Variable Portfolio US Government Mortgage Fund Class 2 (Added as of 8/1/17)	$10.00	9.97	0.00
Deutsche Alternative Asset Allocation VIP-B	$10.00	10.35	0.00
Deutsche CROCI® U.S. VIP-B	$10.00	11.20	0.00
Deutsche Equity 500 Index VIP-B	$10.00	11.21	9,029.90
Deutsche Global Small Cap VIP-B	$10.00	11.13	0.00
Deutsche Small Cap Index VIP-B	$10.00	10.89	0.00
Deutsche Small Mid Cap Value VIP-B	$10.00	10.64	2,785.63
Eaton Vance VT Floating-Rate Income Fund	$10.00	10.12	4,849.18
Fidelity® VIP Contrafund® Portfolio Service Class 2	$10.00	11.03	2,728.78
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$10.00	12.32	3,158.17
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$10.00	10.71	0.00
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$10.00	10.95	0.00
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$10.00	11.15	0.00
Fidelity® VIP Government Money Market Portfolio Service Class 2	$10.00	9.96	0.00
Fidelity® VIP High Income Portfolio Service Class 2	$10.00	10.21	0.00
Fidelity® VIP Mid Cap Portfolio Service Class 2	$10.00	11.21	204.59
Fidelity® VIP Overseas Portfolio Service Class 2	$10.00	11.30	0.00
Fidelity® VIP Real Estate Portfolio Service Class 2	$10.00	10.21	818.52
Fidelity® VIP Strategic Income Portfolio Service Class 2	$10.00	10.31	950.98
Fidelity® VIP Value Strategies Portfolio Service Class 2	$10.00	11.01	3,882.39
First Investors Life Series Covered Call Strategy Fund[1]	$10.00	10.48	2,663.52
First Investors Life Series International Fund	$10.00	11.28	0.00
First Investors Life Series Opportunity Fund	$10.00	11.08	2,498.22
First Investors Life Series Total Return Fund	$10.00	10.69	0.00
Franklin Income VIP Fund Class 2	$10.00	10.52	5,349.41
Franklin Mutual Global Discovery VIP Fund Class 2	$10.00	10.27	4,134.91
Franklin Mutual Shares VIP Fund Class 2	$10.00	10.26	3,880.89
Franklin Rising Dividends VIP Fund Class 2	$10.00	11.19	5,723.99
Guggenheim VIF Global Managed Futures Strategy Fund	$10.00	10.48	354.76
Guggenheim VIF Long Short Equity Fund	$10.00	11.29	0.00
Guggenheim VIF Multi-Hedge Strategies Fund	$10.00	10.21	0.00
Guggenheim VIF Small Cap Value Series Q	$10.00	10.25	92.17
Ivy VIP Asset Strategy	$10.00	11.00	0.00
Ivy VIP Balanced	$10.00	10.51	0.00
Ivy VIP Energy	$10.00	10.12	3,100.70
Ivy VIP Global Bond	$10.00	10.14	0.00
Ivy VIP Global Equity Income Formerly Ivy VIP Dividend Opportunities	$10.00	10.98	0.00
Ivy VIP Global Growth	$10.00	11.20	1,422.82
Ivy VIP Growth	$10.00	11.45	0.00
Ivy VIP High Income	$10.00	10.23	4,374.83
Ivy VIP International Core Equity	$10.00	11.03	1,237.19
Ivy VIP Mid Cap Growth	$10.00	11.52	696.70
Ivy VIP Natural Resources	$10.00	10.87	0.00
Ivy VIP Science and Technology	$10.00	11.49	696.35
Ivy VIP Small Cap Core	$10.00	10.88	2,785.77
Ivy VIP Small Cap Growth	$10.00	11.27	346.72
Janus Henderson Balanced Portfolio Service Shares	$10.00	11.03	1,719.14
Janus Henderson Enterprise Portfolio Service Shares	$10.00	11.51	3,993.76
Janus Henderson Flexible Bond Portfolio Service Shares	$10.00	10.09	1,220.51
Janus Henderson Global Research Portfolio Service Shares	$10.00	11.30	0.00
Janus Henderson Global Technology Portfolio Service Shares	$10.00	12.00	2,129.60
Janus Henderson Global Unconstrained Bond Portfolio Service Shares	$10.00	9.98	0.00
Janus Henderson Mid Cap Value Portfolio Service Shares	$10.00	10.91	1,355.40
Janus Henderson Overseas Portfolio Service Shares	$10.00	11.34	0.00
Janus Henderson Research Portfolio Service Shares	$10.00	11.18	0.00
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$10.00	11.12	297.34
Lazard Retirement International Equity Portfolio Service Shares	$10.00	11.17	2,338.49
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.00	10.44	11,483.76
Lord Abbett Series Fund Developing Growth Portfolio VC	$10.00	11.71	488.55
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.00	10.96	0.00
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.00	10.03	5,975.47
MFS VIT II Blended Research Core Equity Portfolio Service Class	$10.00	11.20	0.00
MFS VIT II Corporate Bond Portfolio Service Class	$10.00	10.30	745.31
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.00	11.77	307.70
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.00	10.50	54.69
MFS VIT II International Value Portfolio Service Class	$10.00	11.36	3,056.31
MFS VIT II Technology Portfolio Service Class	$10.00	11.64	1,174.74
MFS VIT New Discovery Portfolio Service Class	$10.00	11.40	3,301.01
MFS VIT Utilities Portfolio Service Class	$10.00	10.62	1,835.53
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$10.00	11.47	102.53
Oppenheimer Global Fund/VA Service Class	$10.00	11.71	318.75
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$10.00	9.87	0.00
Oppenheimer International Growth Fund/VA Service Class	$10.00	11.15	10,104.07
Oppenheimer Main Street Fund/VA Service Class	$10.00	10.62	1,130.57
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.00	10.78	5,399.25
Oppenheimer Total Return Bond Fund/VA Service Class	$10.00	10.18	814.58
PIMCO All Asset Portfolio Advisor Class	$10.00	10.68	0.00
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$10.00	10.45	75.04
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.00	10.30	622.30
PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class	$10.00	10.11	356.94
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.00	10.41	0.00
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$10.00	10.70	0.00
PIMCO High Yield Portfolio Advisor Class	$10.00	10.23	1,490.65
PIMCO Income Portfolio Advisor Class (Added as of 8/1/17)	$10.00	10.13	29,454.31
PIMCO Low Duration Portfolio Advisor Class	$10.00	10.00	9,500.28
PIMCO Real Return Portfolio Advisor Class	$10.00	10.08	9,552.57
PIMCO Short-Term Portfolio Advisor Class	$10.00	10.07	8,454.07
PIMCO Total Return Portfolio Advisor Class	$10.00	10.19	3,490.19
PIMCO Unconstrained Bond Portfolio Advisor Class	$10.00	10.17	1,714.17
Pioneer Bond VCT Portfolio Class II	$10.00	10.15	22,139.04
Pioneer Equity Income VCT Portfolio Class II	$10.00	11.08	5,371.75
Pioneer Fund VCT Portfolio Class II	$10.00	11.25	0.00
Pioneer High Yield VCT Portfolio Class II	$10.00	10.22	0.00
Pioneer Strategic Income VCT Portfolio Class II	$10.00	10.18	16,825.08
Power Dividend Index VIT Fund[1] Class 1	$10.00	10.68	9,527.80
Power Income VIT Fund Class 2	$10.00	9.99	0.00
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$10.00	11.60	0.00
Prudential Series Fund Natural Resources Portfolio Class II	$10.00	10.79	243.35
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.00	10.98	0.00
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.00	10.74	0.00
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.00	10.44	86.64
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.00	10.66	0.00
Rydex VIF Biotechnology Fund	$10.00	11.08	212.75
Rydex VIF S&P 500 Pure Growth Fund	$10.00	11.27	0.00
Rydex VIF S&P MidCap 400 Pure Growth Fund	$10.00	10.96	23.16
T. Rowe Price Blue Chip Growth Portfolio-II	$10.00	11.71	8,582.60
T. Rowe Price Health Sciences Portfolio-II	$10.00	11.05	2,513.14
Templeton Developing Markets Fund Class 2	$10.00	11.95	1,567.58
Templeton Foreign VIP Fund Class 2	$10.00	10.80	14,636.27
Templeton Global Bond VIP Fund Class 2	$10.00	9.72	4,181.77
VanEck VIP Global Hard Assets Fund S	$10.00	10.71	188.60
Western Asset Core Bond Plus Portfolio Class II	$10.00	10.27	121,230.99
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.00	10.28	0.00

Table 2 - Base Contract with 5-Year Optional Value Endorsement – 1.25% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (5/1/2017)	Accumulation Unit Value at End of Period (12/31/2017)	Number of Accumulation Units at End of Period
2017
AB VPS Dynamic Asset Allocation Portfolio B	$10.00	$10.73	0.00
AB VPS Real Estate Investment Portfolio B	$10.00	$10.29	0.00
AB VPS Small Cap Growth Portfolio B	$10.00	$11.70	0.00
AB VPS Small/Mid Cap Value Portfolio B	$10.00	$11.01	0.00
Alger Capital Appreciation Portfolio Class S	$10.00	$11.31	2,043.54
ALPS | Alerian Energy Infrastructure Portfolio Class III	$10.00	$9.74	1,087.52
ALPS | Red Rocks Listed Private Equity Class III	$10.00	$11.09	868.87
American Century VP Inflation Protection Fund II	$10.00	$10.14	0.00
American Century VP Mid Cap Value Fund II	$10.00	$10.72	3,912.88
American Century VP Ultra Fund II	$10.00	$11.55	0.00
American Century VP Value Fund II	$10.00	$10.65	40,254.72
American Funds IS Asset Allocation Fund Class 4	$10.00	$10.81	28,902.69
American Funds IS Blue Chip Income and Growth Fund Class 4	$10.00	$11.13	37,090.18
American Funds IS Capital Income Builder® Class 4	$10.00	$10.64	24,449.67
American Funds IS Global Growth Fund Class 4	$10.00	$11.39	8,450.05
American Funds IS Global Growth and Income Fund Class 4	$10.00	$11.35	17,777.95
American Funds IS Global Small Capitalization Fund Class 4	$10.00	$11.31	6,614.40
American Funds IS Growth Fund Class 4	$10.00	$11.29	10,906.10
American Funds IS Growth-Income Fund Class 4	$10.00	$11.22	13,676.51
American Funds IS International Fund Class 4	$10.00	$11.51	10,320.05
American Funds IS International Growth and Income Fund Class 4	$10.00	$11.17	8,412.94
American Funds IS New World Fund® Class 4	$10.00	$11.31	17,809.21
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.00	$9.92	14,346.91
American Funds IS Ultra-Short Bond Fund Class 4	$10.00	$9.93	9,740.63
BlackRock Advantage Large Cap Core V.I. Fund Class III	$10.00	$11.12	0.00
BlackRock Basic Value V.I. Fund Class III	$10.00	$10.82	2,398.60
BlackRock Equity Dividend V.I. Fund Class III	$10.00	$11.54	0.00
BlackRock Global Allocation V.I. Fund Class III	$10.00	$11.13	8,513.06
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$10.00	$10.66	4,072.99
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$10.00	$10.55	246.59
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$10.00	$11.23	1,301.04
BlackRock Large Cap Focus Growth V.I. Fund Class III	$10.00	$11.39	7,523.65
Calvert VP S&P 500 Index Portfolio	$10.00	$11.23	0.00
Calvert VP SRI Mid Cap Portfolio	$10.00	$10.70	0.00
ClearBridge Variable Aggressive Growth Portfolio Class II	$10.00	$10.49	914.03
ClearBridge Variable Dividend Strategy Portfolio Class II	$10.00	$11.15	2,723.36
ClearBridge Variable Large Cap Growth II (Added as of 8/1/17)	$10.00	$10.93	8,260.73
ClearBridge Variable Mid Cap Portfolio Class II	$10.00	$10.69	8,947.27
ClearBridge Variable Small Cap Growth Portfolio Class II	$10.00	$11.39	4,894.49
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$10.00	$11.11	1,260.10
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$10.00	$10.94	0.00
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$10.00	$10.41	3,369.72
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$10.00	$10.21	0.00
Columbia Variable Portfolio Select Large-Cap Value Fund Class 2 (Added as of 8/1/17)	$10.00	$11.18	0.00
Columbia Variable Portfolio Seligman Global Tech Fund Class 2 (Added as of 8/1/17)	$10.00	$10.82	0.00
Columbia Variable Portfolio US Government Mortgage Fund Class 2 (Added as of 8/1/17)	$10.00	$9.96	0.00
Deutsche Alternative Asset Allocation VIP-B	$10.00	$10.34	0.00
Deutsche CROCI® U.S. VIP-B	$10.00	$11.19	0.00
Deutsche Equity 500 Index VIP-B	$10.00	$11.21	6,409.30
Deutsche Global Small Cap VIP-B	$10.00	$11.12	0.00
Deutsche Small Cap Index VIP-B	$10.00	$10.88	972.20
Deutsche Small Mid Cap Value VIP-B	$10.00	$10.63	6,934.12
Eaton Vance VT Floating-Rate Income Fund	$10.00	$10.12	10,228.96
Fidelity® VIP Contrafund® Portfolio Service Class 2	$10.00	$11.03	3,214.79
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$10.00	$12.32	12,006.57
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$10.00	$10.70	1,500.97
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$10.00	$10.95	2,945.90
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$10.00	$11.14	8,056.69
Fidelity® VIP Government Money Market Portfolio Service Class 2	$10.00	$9.95	0.00
Fidelity® VIP High Income Portfolio Service Class 2	$10.00	$10.21	201.75
Fidelity® VIP Mid Cap Portfolio Service Class 2	$10.00	$11.21	3,292.44
Fidelity® VIP Overseas Portfolio Service Class 2	$10.00	$11.29	0.00
Fidelity® VIP Real Estate Portfolio Service Class 2	$10.00	$10.20	3,568.32
Fidelity® VIP Strategic Income Portfolio Service Class 2	$10.00	$10.31	14,618.60
Fidelity® VIP Value Strategies Portfolio Service Class 2	$10.00	$11.01	2,388.52
First Investors Life Series Covered Call Strategy Fund[1]	$10.00	$10.48	0.00
First Investors Life Series International Fund	$10.00	$11.28	0.00
First Investors Life Series Opportunity Fund	$10.00	$11.07	1,659.04
First Investors Life Series Total Return Fund	$10.00	$10.68	0.00
Franklin Income VIP Fund Class 2	$10.00	$10.52	7,057.94
Franklin Mutual Global Discovery VIP Fund Class 2	$10.00	$10.27	3,152.54
Franklin Mutual Shares VIP Fund Class 2	$10.00	$10.26	4,372.24
Franklin Rising Dividends VIP Fund Class 2	$10.00	$11.19	7,791.60
Guggenheim VIF Global Managed Futures Strategy Fund	$10.00	$10.47	1,086.63
Guggenheim VIF Long Short Equity Fund	$10.00	$11.29	0.00
Guggenheim VIF Multi-Hedge Strategies Fund	$10.00	$10.21	0.00
Guggenheim VIF Small Cap Value Series Q	$10.00	$10.24	238.21
Ivy VIP Asset Strategy	$10.00	$11.00	3,599.46
Ivy VIP Balanced	$10.00	$10.51	0.00
Ivy VIP Energy	$10.00	$10.11	1,968.12
Ivy VIP Global Bond	$10.00	$10.14	0.00
Ivy VIP Global Equity Income Formerly Ivy VIP Dividend Opportunities	$10.00	$10.98	0.00
Ivy VIP Global Growth	$10.00	$11.20	729.39
Ivy VIP Growth	$10.00	$11.45	0.00
Ivy VIP High Income	$10.00	$10.23	15,952.70
Ivy VIP International Core Equity	$10.00	$11.03	1,842.49
Ivy VIP Mid Cap Growth	$10.00	$11.52	322.34
Ivy VIP Natural Resources	$10.00	$10.87	1,574.93
Ivy VIP Science and Technology	$10.00	$11.49	2,523.99
Ivy VIP Small Cap Core	$10.00	$10.88	5,983.78
Ivy VIP Small Cap Growth	$10.00	$11.27	535.86
Janus Henderson Balanced Portfolio Service Shares	$10.00	$11.03	0.00
Janus Henderson Enterprise Portfolio Service Shares	$10.00	$11.51	3,756.80
Janus Henderson Flexible Bond Portfolio Service Shares	$10.00	$10.09	1,179.45
Janus Henderson Global Research Portfolio Service Shares	$10.00	$11.29	201.00
Janus Henderson Global Technology Portfolio Service Shares	$10.00	$12.00	3,436.66
Janus Henderson Global Unconstrained Bond Portfolio Service Shares	$10.00	$9.97	0.00
Janus Henderson Mid Cap Value Portfolio Service Shares	$10.00	$10.90	3,092.52
Janus Henderson Overseas Portfolio Service Shares	$10.00	$11.34	873.65
Janus Henderson Research Portfolio Service Shares	$10.00	$11.18	0.00
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$10.00	$11.12	0.00
Lazard Retirement International Equity Portfolio Service Shares	$10.00	$11.17	0.00
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.00	$10.44	11,719.65
Lord Abbett Series Fund Developing Growth Portfolio VC	$10.00	$11.70	0.00
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.00	$10.96	0.00
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.00	$10.02	37,689.45
MFS VIT II Blended Research Core Equity Portfolio Service Class	$10.00	$11.20	0.00
MFS VIT II Corporate Bond Portfolio Service Class	$10.00	$10.29	13,652.22
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.00	$11.77	1,079.95
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.00	$10.50	2,019.69
MFS VIT II International Value Portfolio Service Class	$10.00	$11.36	6,695.80
MFS VIT II Technology Portfolio Service Class	$10.00	$11.64	4,641.07
MFS VIT New Discovery Portfolio Service Class	$10.00	$11.40	5,550.77
MFS VIT Utilities Portfolio Service Class	$10.00	$10.62	2,030.58
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$10.00	$11.47	1,031.00
Oppenheimer Global Fund/VA Service Class	$10.00	$11.70	325.13
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$10.00	$9.87	0.00
Oppenheimer International Growth Fund/VA Service Class	$10.00	$11.15	104,621.85
Oppenheimer Main Street Fund/VA Service Class	$10.00	$10.62	3,400.03
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.00	$10.78	263.42
Oppenheimer Total Return Bond Fund/VA Service Class	$10.00	$10.18	393.76
PIMCO All Asset Portfolio Advisor Class	$10.00	$10.68	0.00
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$10.00	$10.45	760.04
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.00	$10.29	8,783.44
PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class	$10.00	$10.10	1,680.09
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.00	$10.41	0.00
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$10.00	$10.70	0.00
PIMCO High Yield Portfolio Advisor Class	$10.00	$10.22	838.87
PIMCO Income Portfolio Advisor Class (Added as of 8/1/17)	$10.00	$10.13	10,644.04
PIMCO Low Duration Portfolio Advisor Class	$10.00	$9.99	11,906.40
PIMCO Real Return Portfolio Advisor Class	$10.00	$10.08	7,064.05
PIMCO Short-Term Portfolio Advisor Class	$10.00	$10.07	10,517.98
PIMCO Total Return Portfolio Advisor Class	$10.00	$10.19	6,312.96
PIMCO Unconstrained Bond Portfolio Advisor Class	$10.00	$10.16	3,887.12
Pioneer Bond VCT Portfolio Class II	$10.00	$10.15	32,788.64
Pioneer Equity Income VCT Portfolio Class II	$10.00	$11.08	2,889.12
Pioneer Fund VCT Portfolio Class II	$10.00	$11.24	0.00
Pioneer High Yield VCT Portfolio Class II	$10.00	$10.22	0.00
Pioneer Strategic Income VCT Portfolio Class II	$10.00	$10.18	488.67
Power Dividend Index VIT Fund Class 1 (Added as of 8/1/17)	$10.00	$10.68	973.12
Power Income VIT Fund Class 2	$10.00	$9.98	3,110.09
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$10.00	$11.59	0.00
Prudential Series Fund Natural Resources Portfolio Class II	$10.00	$10.79	514.67
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.00	$10.98	0.00
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.00	$10.74	0.00
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.00	$10.43	0.00
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.00	$10.66	0.00
Rydex VIF Biotechnology Fund	$10.00	$11.07	500.67
Rydex VIF S&P 500 Pure Growth Fund	$10.00	$11.27	3,310.16
Rydex VIF S&P MidCap 400 Pure Growth Fund	$10.00	$10.95	1,369.24
T. Rowe Price Blue Chip Growth Portfolio-II	$10.00	$11.70	18,209.72
T. Rowe Price Health Sciences Portfolio-II	$10.00	$11.04	4,579.19
Templeton Developing Markets Fund Class 2	$10.00	$11.94	45.34
Templeton Foreign VIP Fund Class 2	$10.00	$10.80	17,778.81
Templeton Global Bond VIP Fund Class 2	$10.00	$9.72	9,794.29
VanEck VIP Global Hard Assets Fund S	$10.00	$10.71	467.78
Western Asset Core Bond Plus Portfolio Class II	$10.00	$10.27	107,785.37
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.00	$10.27	0.00

FINANCIAL STATEMENTS

[To be filed by amendment]

Part C

OTHER INFORMATION

 Item 24.

(a)  Financial Statements

All required financial statements are included in Part B of the Registration Statement

(b)  Exhibits:

(1)   Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C (2)

(2)   Not Applicable

(3)   (a) Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Financial Network (8)

        (b) Registered Representative Contract (8)

(4)  (a)(1) Form of Flexible Premium Deferred Variable Annuity Contract (8)

                (a)(2) Form of Flexible Premium Deferred Variable Annuity Contract (20)

        (b) Optional LiveWell Value Endorsement (16)

        (c) Enhanced Death Benefit Endorsement (19)

(5)  Application for Flexible Premium Deferred Variable Annuity Contract (8)

(6)   (a) Articles of Incorporation of Midland National Life Insurance Company (2)

        (b) By-laws of Midland National Life Insurance Company (2)

(7)   Reinsurance Agreement for contracts issued under this Registration Statement. (4)

(8)   (a)      Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I and VIP II. (5)

(b) Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II. (1)

(c) Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III. (6)

(d) Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund III. (3)

(e) Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (4)

(f) Rule 22c-2 Agreement between Midland National Life Insurance Company Calvert Distributors, Inc. (7)

(g) SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation. (7)

(h) SEC Rule 22c-2 Supplement to Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (7)

(i) Rule 22c-2 Shareholder Information Agreement between Midland National and MFS Fund Distributors Inc. (7)

(j) Participation agreement between Midland National Life Insurance Company and BlackRock. (9)

(k) Participation agreement between Midland National Life Insurance Company and DWS. (9)

(l) Participation agreement between Midland National Life Insurance Company and Eaton Vance. (9)

(m) Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (9)

(n) Amendment to Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (9)

(o) Participation agreement between Midland National Life Insurance Company and Ivy Funds. (9)

(p) Participation agreement between Midland National Life Insurance Company and Legg Mason. (9)

(q) Participation agreement between Midland National Life Insurance Company and Pioneer Funds. (9)

(r) Participation agreement between Midland National Life Insurance Company and Prudential. (9)

(s) Participation agreement between Midland National Life Insurance Company and Royce Funds. (9)

(t) Amendment to Participation agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (9)

(u) Participation Agreement between Midland National Life Insurance Company and Massachusetts Financial Variable Insurance Trusts. (9)

(v) Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc. (9)

(w) Participation Agreement between Midland National Life Insurance Company and Calvert Asset Management Company, Inc. (9)

(x) Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management Company LLC. (9)

(y) Participation Agreement between Midland National Life Insurance Company and Rydex Distributors LLC. (9)

(z) Participation Agreement between Midland National Life Insurance Company and AllianceBernstein. (10)

(aa) Amendment to Participation Agreement between Midland National Life Insurance Company and American Century. (10)

(bb) Participation Agreement Amended and Restated between Midland National Life Insurance Company and DWS. (10)

(cc) Participation Agreement between Midland National Life Insurance Company and Lazard. (10)

(dd) Participation Agreement between Midland National Life Insurance Company and Lord Abbett. (10)

(ee) Amendment to Participation Agreement between Midland National Life Insurance Company and Northern Lights Variable Trust. (10)

(ff) Amendment to Participation Agreement between Midland National Life Insurance Company and Van Eck. (10)

(gg) Amendment to the Participation Agreement between Midland National Life Insurance Company, American Century Investment Services, Inc. and American Century Investment Management, Inc. (11)

(hh) Summary Prospectus Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation. (11)

(ii) Amendment to the Participation Agreement between Midland National Life Insurance Company and Janus Aspen Series. (11)

(jj) Amendment to the Participation Agreement between Midland National Life Insurance Company, The Alger American Portfolios and Fred Alger & Company, Incorporated. (12)

(kk) Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. (12)

(ll) Amendment to the Participation Agreement between Midland National Life Insurance Company, DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds, DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. (12)

(mm) Amendment to the Participation Agreement between Midland National Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. (12)

(nn) Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, Lazard Asset Management Securities LLC and Lazard Retirement Series, LLC. (12)

(oo) Amendment to the Participation Agreement between Midland National Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC. (12)

(pp) Amendment to the Participation Agreement between Midland National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC. (12)

(qq) Amendment to the Participation Agreement between Midland National Life Insurance Company, Northern Lights Variable Trust and Northern Lights Distributors, LLC. (12)

(rr) Amendment to the Participation Agreement between Midland National Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC. (12)

(ss) Amendment to the Participation Agreement between Midland National Life Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributors, Inc. (12)

(tt) Amendment to the Participation Agreement between Midland National Life Insurance Company, Royce Capital Fund and Royce Fund Services, Inc. (12)

(uu) Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation (13)

(vv) Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(ww) Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(xx) Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Series Trust II, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(yy) Participation Agreement between Midland National Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, LLC and Columbia Management Investment Distributors, Inc. (13)

(zz) Participation Agreement between Midland National Life Insurance Company, ALPS Variable Investment Trust, ALPS Advisors, Inc and ALPS Portfolio Solutions Distributor, Inc. (14)

(aaa) Participation Agreement between Midland National Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series. (14)

(bbb) Participation Agreement between Midland National Life Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. (14)

(ccc) Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC., Transparent Value Trust, Guggenheim Partners Investment Management, LLC, and ALPS Distributors, Inc. (14)

(ddd) Amendment to the Participation Agreement between Midland National Life Insurance Company, BlackRock Variable Series Funds, Inc., and BlackRock Investments, LLC. (14)

(eee) Amendment to the Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation. (14)

(fff) Participation Agreement between Midland National Life Insurance Company and T. Rowe Price. (15)

(ggg) Amendment to the Participation Agreement between Midland National Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC. (15)

(hhh) Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, John Hancock Variable Insurance Trust and John Hancock Distributors, LLC (17)

(iii) Participation Agreement between Midland National Life Insurance Company, Federated Insurance Series and Federated Securities Corp. (18)

(9)   (a)     Opinion and Consent of Counsel (21)

        (b)     Power of Attorney (20)

(10) (a)     Consent of Carlton Fields, P.A. (21)

      (b)     Consent of Independent Registered Public Accounting Firm (21)

(11) Not Applicable

(12) Not Applicable

(13) Performance Data Calculations (4)

  Incorporated herein by reference to Pre-Effective Amendment No. 2 for Form S-6 on April 23, 1997 (File No. 333-14061)
  Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on February 23, 1998 (File No. 33-64016)
  Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No. 333-14061)

4.       Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on April 28, 2003 (File No. 333-71800)

5.       Incorporated herein by reference to Initial N-4 Filing on June 7, 1993 (File 33-64016)

6.       Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on April 29, 1997 (File No. 33-64016)

7.       Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 28, 2008 (File No. 333-108437)

8.       Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on December 15, 2011  (File No. 333-176870)

9.       Incorporated herein by reference to Post-Effective Amendment No. 1 for Form N-4 on April 25, 2012  (File No. 333-176870)

10.    Incorporated herein by reference to Post-Effective Amendment No. 2 for Form N-4 on September 20, 2012  (File No. 333-176870)

  Incorporated herein by reference to Post-Effective Amendment No. 8 for Form N-6 on April 26, 2013 (File No. 333-148824)

12.    Incorporated herein by reference to Post-Effective Amendment No. 3 for Form N-4 on April 26, 2013 (File No. 333-176870)

13.    Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on July 12, 2013 (File No. 333-176870)

14.    Incorporated herein by reference to Post-Effective Amendment No. 7 for Form N-4 on July 25, 2014 (File No. 333-176870)

15.    Incorporated herein by reference to Post-Effective Amendment No. 9 for Form N-4 on July 16, 2015 (File No. 333-176870)

16.    Incorporated herein by reference to Post-Effective Amendment No. 11 for Form N-4 on April 25, 2017 (File No. 333-176870)

17.    Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 27, 2018 (File No. 333-176870)

18.    Incorporated herein by reference to Post-Effective Amendment No. 13 for Form N-4 on April 29, 2019 (File No. 333-176870)

19.    Incorporated herein by reference to Post-Effective Amendment No. 14 for Form N-4 on March 6, 2020 (File No. 333-176870)

20.    Filed herewith

21.    To be filed by amendment

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address[1]	Position and Offices with Depositor
Esfandyar E. Dinshaw....................................................	Chairman of the Board & Chief Executive Officer
Steven C. Palmitier[3]........................................................	President and Chief Operating Officer – Director
Darron K. Ash..................................................................	Director
Willard Bunn, III.............................................................	Director
James Roderick Clark.....................................................	Director
Thomas Corcoran............................................................	Director
George A. Fisk.................................................................	Director
William D. Heinz............................................................	Director
Heather Kreager..............................................................	Director
Michael M. Masterson....................................................	Director
Robert R. TeKolste.........................................................	President - SIAG
William L. Lowe[4]............................................................	President - Sammons Institutional Group
Teri L. Ross......................................................................	President - Shared Services
Anne Cooper....................................................................	Senior Vice President and Chief Human Resources Officer
Rhonda Elming ...............................................................	Senior Vice President – Annuity Product
Brian Hansen....................................................................	Senior Vice President, General Counsel & Secretary
Donald T. Lyons..............................................................	Senior Vice President
Timothy A. Reuer[2]..........................................................	Senior Vice President & Corporate Actuary
Kelly Coomer...................................................................	Senior Vice President & Chief Information Officer
Stacy Bagby.....................................................................	Vice President – Sales & Compliance Administration-SIG: Chief Compliance Officer of SEC Rule 38a-1
David C. Attaway............................................................	Vice President, Chief Financial Officer & Treasurer
Melissa Scheuerman[4]......................................................	Vice President - Business & Sales Development
Brent A. Mardis...............................................................	Vice President, Chief Risk Officer
Jeannie Iannello[2].............................................................	Vice President - Life New Business & Underwriting
Jackie Cockrum...............................................................	Vice President, Annuity New Business & Suitability Operations
Kirk P. Evans[4]..................................................................	Vice President, Product Actuary & Risk Management
Jeremy A. Bill[2]................................................................	Vice President - Life Product Development
Gerald R. Blair[3]...............................................................	Vice President, Chief Distribution and Sales Officer
Gregory J. Bonzagni[4]......................................................	Vice President – National Sales
Cyndi Hall........................................................................	Vice President – Chief Compliance Officer
Timothy Crawford...........................................................	Vice President & Associate General Counsel-Life & Annuity Operations
Nicholas Nelson..............................................................	Vice President – Administration
Daniel Edsen....................................................................	Vice President – Finance Reporting
Brett Agnew.....................................................................	Vice President and Associate General Counsel - Securities & Corporate Services
Kathleen Bartling[2]...........................................................	Vice President – Internal Sales & Marketing
Pat Glover.........................................................................	Associate Vice President – Financial Reporting
Michael P. Hagan............................................................	Associate Vice President – Anti-Money Laundering & Financial Crimes Officer
Theresa B. Kuiper[2]..........................................................	Associate Vice President – Treasury Operations
Randy D. Shaull[2].............................................................	Associate Vice President – Field Liaison and Actuarial Support
Jill Williams[3]....................................................................	Associate Vice President – Market Conduct & Compliance Assessment
Seth Nailor........................................................................	Associate Vice President – Customer Service & Claims

1Unless noted otherwise, the principal business address for each officer and director is 4350 Westown Parkway, West Des Moines, IA 50266

2One Sammons Plaza, Sioux Falls, SD 57193-9991

3525 W. Van Buren, Chicago, IL 60607

44546 Corporate Drive, Suite 100, West Des Moines, IA 50266

Item 26.  Persons Controlled By or Under Common Control With the Depositor or Registrant.

The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc.  The Registrant is a segregated asset account of Midland.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).   Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI), as of December 31, 2019, are:

Name	Jurisdiction	Percent Of Voting Securities Owned
3200 West Twain Holdings I LLC	DE	(No Ownership) Management by Guggenheim Credit Services, LLC
5180 CLO LP	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
5180-2 CLO LP	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
550 Capital, Inc.	DE	100% by Sammons Infrastructure, Inc.
AAFT-MSN 29573 Holdco LLC	DE	100% by Acsal Holdco LLC
AAFT-MSN 29573 Lender LLC	DE	100% by Guggenheim Credit Services, LLC
AAFT-MSN 29573 LLC	DE	100% by AAFT-MSN 29573 Holdco LLC
AAFT-MSN 29574 Holdco LLC	DE	100% by Acsal Holdco LLC
AAFT-MSN 29574 Lender LLC	DE	100% by Guggenheim Credit Services, LLC
AAFT-MSN 29574 LLC	DE	100% by AAFT-MSN 29574 Holdco LLC
AAFT-MSN 31163 Holdco LLC	DE	100% by Acsal Holdco LLC
AAFT-MSN 31163 Lender LLC	DE	100% by Guggenheim Credit Services, LLC
AAFT-MSN 31163 LLC	DE	100% by AAFT-MSN 31163 Holdco LLC
AAFT-MSN 31167 Holdco LLC	DE	100% by Acsal Holdco LLC
AAFT-MSN 31167 Lender LLC	DE	100% by Guggenheim Credit Services, LLC
AAFT-MSN 31167 LLC	DE	100% by AAFT-MSN 31167 Holdco LLC
AAFT-MSN 33227 Holdco LLC	DE	100% by Acsal Holdco LLC
AAFT-MSN 33227 Lender LLC	DE	100% by Guggenheim Credit Services, LLC
AAFT-MSN 33227 LLC	DE	100% by AAFT-MSN 33227 Holdco LLC
AAFT-MSN 33229 Holdco LLC	DE	100% by Acsal Holdco LLC
AAFT-MSN 33229 Lender LLC	DE	100% by Guggenheim Credit Services, LLC
AAFT-MSN 33229 LLC	DE	100% by AAFT-MSN 33229 Holdco LLC
AAFT-MSN 33321 Holdco LLC	DE	100% by Acsal Holdco LLC
AAFT-MSN 33321 Lender LLC	DE	100% by Guggenheim Credit Services, LLC
AAFT-MSN 33321 LLC	DE	100% by AAFT-MSN 33321 Holdco LLC
AAFT-MSN 33486 Holdco LLC	DE	100% by Acsal Holdco LLC
AAFT-MSN 33486 Lender LLC	DE	100% by Guggenheim Credit Services, LLC
AAFT-MSN 33486 LLC	DE	100% by AAFT-MSN 33486 Holdco LLC
ABV Holdings, LLC	NC	90% by Heelstone Energy Investor I, LLC
ABV Lessee, LLC	NC	1% by Heelstone Energy II, LLC
AC Storage, LLC	DE	100% by GC Deferred Compensation I, LLC
ACEI Holdco, LLC	DE	100% by GPFT Holdco, LLC
Acsal Holdco LLC	DE	(No Ownership) Management by Guggenheim Credit Services, LLLC
AECORN, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
AJ Highland Park Investors, LLC	DE	100% by Albion at Highland Park, LLC
Albemarle Solar Center, LLC	NC	100% by ABV Holdings, LLC
Albion at Beachwood LLC	DE	50% by Albion DeVille Member LLC
Albion at Evanston Investors I, LLC	DE	100% by Albion Residential LLC
Albion at Evanston, LLC	DE	100% by Albion at Evanston Investors I, LLC
Albion at Highland Park, LLC	DE	100% by Albion Residential LLC
Albion at Oak Park Investors I, LLC	DE	35% by Albion at Oak Park Member, LLC
Albion at Oak Park Member, LLC	DE	100% by Albion Residential LLC
Albion at Oak Park, LLC	DE	100% by Albion at Oak Park Investors I, LLC
Albion at Parklane GP, LLC	DE	100% by Albion Residential LLC
Albion at Parklane Limited Partner, LLC	DE	100% by Albion Residential LLC
Albion Columbus 1, LLC	DE	100% by Albion Residential LLC
Albion Columbus Investors 1, LLC	DE	20% by Albion Columbus 1, LLC
Albion Construction LLC	DE	100% by Albion Residential LLC
Albion DeVille Member LLC	DE	100% by Albion Residential LLC
Albion Jacobs Highland Park, LLC	DE	100% by AJ Highland Park Investors, LLC
Albion Residential LLC	DE	100% by Village Green Consolidated LLC
Albion WM 1, LLC	DE	100% by Albion Columbus Investors 1, LLC
AMC Investor Holdings LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
ASG Mortgage Investors, LLC	DE	35.3% by Compatriot Capital, Inc.
Asheville Resolution Corporation	DE	100% by Consolidated Investment Services, Inc.
Aspen Solar, LLC	NC	100% by PV Project Holdings II, LLC
Asset Consulting Group, LLC	DE	100% by GWM Holdco, LLC
AT Funding Note Issuer, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
AxiaTP Holdings, LLC	DE	34% by Hesa GSTF V, LLC
Balloo Hire Centre Limited	IRE	100% by Briggs Equipment UK Limited
Balsam Solar, LLC	NC	100% by PV Project Holdings II, LLC
BBEP Legacy Holdings, LLC	DE	100% by NZC Guggenheim Fund Limited
Beachwood Apartments LLC	DE	100% by Albion at Beachwood LLC
Bennington Stark Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Beulah Belle Grazing Association, LLC	WY	100% by Pathfinder Dumbell Ranch, LLC
BFC Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Bingham CDO L.P.	CYM	(No Ownership) Management by GIM GP Ltd.
Biscay GSTF III, LLC	DE	100% by GLAC Holdings, LLC
Blanford Capital Company #1, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #10, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #11, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #12, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #13, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #14, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #15, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #16, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #17, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #18, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #19, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #2, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #20, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #21, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #22, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #23, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #24, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #25, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #3, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #4, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #5, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #6, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #7, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #8, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #9, LLC	CYM	100% by GIFMS Capital Company, LLC
Bound Brook Capital Corporation	DE	100% by The Liberty Hampshire Company, LLC
BRE NC Solar 1, LLC	NC	100% by PV Project Holdings I, LLC
Briggs Equipment Ireland Limited	IRE	100% by Briggs Equipment UK Limited
Briggs Equipment Mexico, Inc.	DE	100% by Briggs Equipment, Inc.
Briggs Equipment UK Limited	GBR	100% by Briggs UK Holdings, Inc.
Briggs Equipment, Inc.	DE	100% by Briggs International, Inc.
Briggs Equipment, S.A. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% by Briggs Equipment Mexico, Inc.
Briggs International, Inc.	DE	100% by Consolidated Investment Services, Inc.
Briggs UK Holdings, Inc.	DE	100% by Consolidated Investment Services, Inc.
Broadway Solar Center, LLC	NC	100% by ABV Holdings, LLC
Bronco Media MM LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Cainhoy Land & Timber, LLC	DE	65% by GC Parent Holdings, LLC
Canal Reinsurance Company	IA	100% by Midland National Life Insurance Company
CardCash Holdings, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Carmocela Investimentos Imobiliarios e Turisticosm Unipessoal, Lda	PRT	100% by GNP-MR, LLC
CCE Funding LLC	DE	100% by Compatriot Capital, Inc.
CCI Historic, Inc.	DE	100% by Compatriot Capital, Inc.
CCI/HTC, Inc.	DE	100% by CCI Historic, Inc.
Cedar Solar, LLC	NC	100% by PV Project Holdings II, LLC
Cedar Springs (Cayman) Ltd.	CYM	100% by Cedar Springs Capital Company, LLC
Cedar Springs Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Channel Capital Group Holdings, LLC	DE	38.3% by Nominee Holding Company, LLC
Channel Capital Group LLC	DE	100% by Channel Capital Group Holdings, LLC
Chelsea Creek Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Clear Spring Life Insurance Company	TX	100% by Guggenheim Life and Annuity Company
Clemina Hydro Power GP Ltd.	BC	100% by SRE Hydro Canada Corp
Clemina Hydro Power LP	BC	99% by SRE Hydro Canada Corp 0.01% by Clemina Hydro Power GP Ltd.
Cohen Financial Services (DE), LLC	DE	100% by Pillar Financial, LLC
Collectible Antiquities Company, LLC	DE	100% by GC Deferred Compensation I, LLC
Columbia Mountains Power GP Ltd.	BC	100% by SRE Hydro Canada Corp
Columbia Mountains Power LP	BC	99% by SRE Hydro Canada Corp 0.01% by Columbia Mountains Power GP Ltd.
Community Investments, Inc.	DE	100% by Consolidated Investment Services, Inc.
Compatriot Capital, Inc.	DE	100% by Sammons Equity Alliance, Inc.
Concord Minutemen Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Consolidated Investment Services, Inc.	NV	100% by Sammons Enterprises, Inc.
Constitution, LLC	DE	100% by Consolidated Investment Services, Inc.
Controladora Briggs de Mexico, S. de R.L. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% by Briggs Equipment Mexico, Inc.
Conway Capital, LLC	DE	50% by Guggenheim Life and Annuity Company
Copper River CLO Ltd.	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Corio Funding, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Corio RR Finance Co., LLC	DE	100% by Corio RR Funding, LLC
Corio RR Finance Co.-2, LLC	DE	100% by Corio RR Funding, LLC
Corio RR Funding, LLC	DE	100% by Corio Funding, LLC
Cornwall Solar Center, LLC	NC	100% by PV Project Holdings V, LLC
Corporate Funding V, LLC	DE	100% by GPFT Holdco, LLC
Corporate Funding VI, LLC	DE	100% by GPFT Holdco, LLC
Crestwood Solar Center, LLC	NC	100% by PV Project Holdings V, LLC
Croton Liquid Markets LLC f/k/a GLM Securities, LLC	DE	100% by Links Holdings LLC
Crown Point Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
CSCN LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
DBI/ASG Advisors, LP	DE	14% by ASG Mortgage Investors, LLC
DBI/ASG Mortgage Acquisition Fund I, LP	DE	55.4% by Compatriot Capital, Inc.
DC Solutions LLC	DE	100% by Sammons CAES Holdings, LLC
Dement Farm, LLC	NC	(No Ownership) Management by Heelstone Energy, LLC
Dement Solar Farm, LLC	NC	0.01% by Heelstone Energy, LLC
DG Solar Lessee, LLC	NC	0.01% byHeelstone Energy, LLC
DLPG II Executive, LLC	DE	(No Ownership) Management by DLPG, LLC
DLPG, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
DS Energy Storage Systems LLC	DE	50% by Sammons Energy Storage Holdings LLC
DT Riverdale 0971, LLC	DE	100% by Retail Investors III, LLC
Duplin Solar II, LLC	NC	(No Ownership) Management by Heelstone Energy, LLC
Durham Solar, LLC	NC	100% by PV Project Holdings IV, LLC
E2M Fund II Holdco, LP	DE	47.8% by Compatriot Capital, Inc.
E2M Fund II Holdco, LP	DE	25% by E2M General Partner II, LLC
E2M General Partner II, LLC	DE	17.4% by Compatriot Capital, Inc.
E2M General Partner III, LLC	DE	30% by Compatriot Capital, Inc.
E2M Holdings, LLC	DE	30% by Compatriot Capital, Inc.
E2M Partners, LLC	DE	100% by E2M Holdings, LLC
E2M Strategic Fund (Fund A), LP	DE	56.3% by Compatriot Capital, Inc. 30% by E2M General Partner III, LLC
E2M Villas at RPW, LLC	TX	79.3% by Compatriot Capital, Inc. 20% by E2M/CCI Villas at RPW Holdings, LLC
E2M/CCI Villas at RPW Holdings, LLC	TX	99.4% by Compatriot Capital, Inc.
E2M/SRC Investment Company, LLC	DE	37% by Compatriot Capital, Inc. 60% by E2M Fund II Holdco, LP
Efland Funding 2015-1, LLC	DE	100% by Elsmere Insurance Agency, LLC
Efland Funding 2015-2, LLC	DE	100% by Elsmere Insurance Agency, LLC
Efland Funding 2015-3, LLC	DE	100% by Elsmere Insurance Agency, LLC
Efland Funding 2015-4, LLC	DE	100% by Elsmere Insurance Agency, LLC
Efland Funding 2016-1, LLC	DE	100% by Elsmere Insurance Agency, LLC
Efland Funding 2016-2, LLC	DE	100% by Elsmere Insurance Agency, LLC
Efland Parent 2015-3, LLC	DE	100% by Elsmere Insurance Agency, LLC
Efland Parent 2016-1, LLC	DE	100% by Elsmere Insurance Agency, LLC
ELM MM LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Elm Solar, LLC	NC	100% by PV Project Holdings II, LLC
ELSL Funding V, LLC	DE	100% by Elsmere Insurance Agency, LLC
ELSL Funding VI, LLC	DE	100% by Elsmere Insurance Agency, LLC
ELSL Funding VII, LLC	DE	100% by Elsmere Insurance Agency, LLC
Elsmere Insurance Agency, LLC	DE	100% by Guggenheim Life and Annuity Company
Energy Asset Holdings LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
English Hydro Power GP Ltd.	BC	100% by SRE Hydro Canada Corp
English Hydro Power LP	BC	99% by Columbia Mountains Power LP 0.01% by English Hydro Power GP Ltd.
Enterhealth, LLC	TX	21.3% by Sammons Capital, Inc.
ESA Newton Grove 1 NC, LLC	NC	100% by PV Project Holdings III, LLC
ESA Selma NC 1, LLC	NC	100% by PV Project Holdings III, LLC
ESA Smithfield 1 NC, LLC	NC	100% by PV Project Holdings III, LLC
ETUR C-B LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
ETUR C-G LLC	DE	100% by Guggenheim Partners Opportunistic Investment Grade Securities Master Fund, Ltd.
ETUR C-G LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Fashion Funding, LLC	DE	100% by GLAC Holdings, LLC
FD Orange Beach 859, LLC	DE	100% by Retail Investors III, LLC
Forklift Operations de Mexico, S.A. de C.V.	MEX	99% by Controladora Briggs de Mexico, S. de R.L. de C.V. 1% by Briggs Equipment Mexico, Inc.
Forrestal Portfolios LLC	DE	100% by Moore's Creek Capital Corporation
Fosthall Creek Power LP	BC	99% by SRE Hydro Canada Corp
Franklin Park (Cyprus) Limited	CYP	100% by GGIC IIP Holdings LP
Gallahan Funding, LLC	DE	100% by GL Marketing, LLC
GC Deferred Compensation I, LLC	DE	100% by Guggenheim Capital, LLC
GC Disbursement Agent, LLC	DE	100% by Guggenheim Services, LLC
GC Orpheus Investors, LLC	DE	21.7% by Guggenheim Partners Investment Management Holdings, LLC
GC Orpheus Investors, LLC	DE	(No Ownership) Management by Guggenheim Partners, LLC
GC Parent Holdings, LLC	DE	100% by Guggenheim Capital, LLC
GC Pilar Golf Investment, LLC	DE	100% by GC Parent Holdings, LLC
GDP - Pilara Lotes, LLC	DE	100% by GC Parent Holdings, LLC
Generation Financial Group LLC	DE	50% by JLx3, LLC 50% by Guggenheim Partners, LLC
Generation Mortgage Company, LLC	CA	100% by GFMH, LLC
Gerrity Group, LLC	DE	100% by Gerrity Holdings LLC
Gerrity Holdings LLC	DE	40% by Compatriot Capital, Inc.
Gerrity Retail Fund 3 Management, LLC	DE	100% by Gerrity Group, LLC
Gerrity Retail Fund 3, L.P.	DE	40% by Compatriot Capital, Inc. 4.3% by GRF Special, LLC Management by Gerrity Retail Partners 3, LLC
Gerrity Retail Investors 3, LLC	DE	94.7% by Gerrity Group, LLC
Gerrity Retail Partners 3, LLC	DE	100% by Gerrity Group, LLC
GFMH, LLC	DE	99.67% by GPFT Holdco, LLC
GFP Green Inc.	CYM	100% by GGIC, Ltd.
GFP Peru Dunas Holdings, Inc.	CYM	100% by GGIC, Ltd.
GFPIC, L.P.	CYM	34.5% by GFPID, LLC
GFPID, LLC	DE	40% by GC Parent Holdings, LLC
GFS Management (Ireland) Limited	IRL	100% by Guggenheim Fund Solutions, LLC
GGIC Greenbacker Funding Ltd.	CYM	100% by GGIC, Ltd.
GGIC IIP Holdings Ltd.	CYM	100% by GGIC, Ltd.
GGIC IIP Holdings, L.P.	CYM	(No Ownership) Management by GGIC IIP Holdings Ltd.
GGIC IIP Holdings, L.P.	CYM	85.7% by GGIC, Ltd.
GGIC KTI Holdings Ltd.	CYM	100% by GGIC, Ltd.
GGIC Manager, LLC	DE	100% by GGIC, Ltd.
GGIC, Ltd.	CYM	75.6% by GFPIC, L.P.
GHW Holdco, LLC	DE	66.7% by NZC Guggenheim Fund LLC
GI Holdco II LLC	DE	100% by Guggenheim Partners, LLC
GI Holdco II Sub LLC	DE	100% by GI Holdco II LLC
GI Holdco LLC	DE	100% by GI Holdco II LLC
GIA Europe Holdings, Ltd.	CYM	100% by GWM Holdco, LLC
GIBSL CN, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
GIES Holdco, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
GIES Investment, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
GIES Managing Member, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GIES, LLC	DE	89.8% by GIES Holdco, LLC
GIES, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
GIFM Holdings Trust	DE	100% by GIFS Capital Company, LLC
GIFMS Capital Company, LLC	CYM	99.5% by The Liberty Hampshire Company, LLC
GIFMS Capital Company, LLC	CYM	(No Ownership) Management by Guggenheim Manager, Inc.
GIFS Capital Company, LLC	CYM	100% by The Liberty Hampshire Company, LLC
Gila Bend Power Partners, LLC	DE	50% by Sammons Power Development, Inc.
GIM GP Ltd.	CYM	100% by Guggenheim Partners Investment Management, LLC
GIS Administrative Services, LLC	DE	100% by Guggenheim Insurance Services, LLC
GIS Asset Company, LLC	DE	100% by Guggenheim Insurance Services, LLC
GL Marketing, LLC	DE	100% by GLAC Holdings, LLC
GLAC GBM Investco, LLC	DE	100% by Guggenheim Life and Annuity Company
GLAC Holdings, LLC	DE	100% by GPFT Holdco, LLC
GLAC Investment Holdings II, LLC	DE	100% by Guggenheim Life and Annuity Company
GLAC Investment Holdings III, LLC	DE	100% by Guggenheim Life and Annuity Company
GLAC Investment Holdings, LLC	DE	100% by Guggenheim Life and Annuity Company
Global 6000 9568 Limited LDC	CYM	50% by GX 9568 Holdings I, LLC 50% by GX 9568 Holdings II, LLC
GM Lansing 824, LLC	DE	100% by Retail Investors III, LLC
GMI GPIM, LLC	DE	100% by Guggenheim Manager, Inc.
GMI GPIMH, LLC	DE	100% by Guggenheim Manager, Inc.
GN Fund I, LLC	FL	100% by Guggenheim Nicklaus Partners, LLC
GNP-BA S.R.L.	ARG	95% by GNP-BA, LLC
GNP-BA, LLC	FL	100% by Guggenheim Nicklaus Partners, LLC
GNP-IC, LLC	DE	100% by Guggenheim-Nicklaus Fund I, Ltd.
GNP-MR, LLC	ID	100% by Guggenheim-Nicklaus Fund I, Ltd.
GP Feeder Fund Management, LLC	DE	100% by GWM Holdco, LLC
GP Holdco, LLC	DE	99.5% by Guggenheim Partners, LLC
GP Holdco, LLC	DE	(No Ownership) Management by Guggenheim Manager, Inc.
GP India Opportunities Feeder Fund, LP	CYM	(No Ownership) Management by Guggenheim Partners India GP, LLC
GPAM Holdings II, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GPAM Holdings, Inc.	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
GPC 76, LLC	DE	100% by Guggenheim Advisors, LLC
GPC LIX, LLC	DE	100% by Guggenheim Advisors, LLC
GPFT Holdco, LLC	DE	100% by GP Holdco, LLC
GPH Funding I, LLC	DE	100% by GPH Funding II, LLC
GPH Funding II, LLC	DE	100% by Guggenheim Partners, LLC
GPI Ventures, LLC	DE	100% by Asheville Resolution Corporation
GPIM Holdings VIII, Ltd.	CYM	100% by Guggenheim Partners Investment Management, LLC
GPIMH Sub Holdco, Inc.	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
GPIMH Sub, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
GPM: Fundrise, LLC	DE	100% by Guggenheim Capital, LLC
GPM-Center Court, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Great Bridge Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
GRF Special, LLC	DE	(No Ownership) Management by Gerrity Group, LLC
GRF Special, LLC	DE	100% by Gerrity Retail Investors 3, LLC
GRREP Holdings, LLC	DE	99.5% by GC Parent Holdings, LLC
GRREP Holdings, LLC	DE	(No Ownership) Management by Guggenheim Manager, Inc.
GS Gamma Advisors, LLC	DE	50% by Guggenheim Partners Investment Management Holdings, LLC
GS Gamma Investments, LLC	DE	(No Ownership) Management by GS Gamma Management, LLC
GS Gamma Management, LLC	DE	50% by Guggenheim Partners Investment Management Holdings, LLC
GSA, LLC	DE	100% by Guggenheim Funds Services, LLC
GSFI, LLC	DE	70% by Guggenheim Partners, LLC 30% by JLx3, LLC (No Ownership) Management by Guggenheim Partners, LLC
Guggenheim Advisors, LLC	DE	100% by Guggenheim Alternative Asset Management, LLC
Guggenheim Aircraft Opportunity Fund, L.P.	DE	(No Ownership) Management by Guggenheim Aircraft Opportunity GP, LLC
Guggenheim Aircraft Opportunity GP, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Aircraft Opportunity Master Fund, L.P.	DE	(No Ownership) Management by Guggenheim Aircraft Opportunity GP, LLC
Guggenheim Alternative Asset Management, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Apsley Fund, L.P.	CYM	(No Ownership) Management by Guggenheim Apsley Holdings, LLC
Guggenheim Apsley Holdings, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Capital Management (Asia) Private Limited	IND	99% by Guggenheim Partners India Holdings, LLC
Guggenheim Capital, LLC	DE	36.5% by SAGE Assets, Inc.
Guggenheim Commercial Real Estate Finance (CA), Inc.	DE	100% by Guggenheim Commercial Real Estate Finance, LLC
Guggenheim Commercial Real Estate Finance, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Core Plus Fund, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Corporate Funding, LLC	DE	100% by Guggenheim Funds Services, LLC
Guggenheim Corporate Opportunity Fund (Cayman Islands), L.P.	CYM	(No Ownership) Management by Guggenheim Corporate Opportunity Fund GP, LLC
Guggenheim Corporate Opportunity Fund GP, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Corporate Opportunity Fund ILP, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Corporate Opportunity Fund Investment Vehicle, L.P.	CYM	(No Ownership) Management by Guggenheim Corporate Opportunity Fund GP, LLC
Guggenheim Corporate Opportunity Fund, L.P.	DE	(No Ownership) Management by Guggenheim Corporate Opportunity Fund GP, LLC
Guggenheim Credit Services, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Development Services, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
Guggenheim Disbursement Agent, LLC	DE	100% by Guggenheim Services, LLC
Guggenheim Energy LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Energy Opportunities Fund, LP	DE	(No Ownership) Management by Guggenheim Energy LLC
Guggenheim Fund Solutions, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Funds Distributors, LLC	DE	100% by Guggenheim Funds Services, LLC
Guggenheim Funds Investment Advisors, LLC	DE	100% by Guggenheim Funds Services, LLC
Guggenheim Funds Services, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Global Investments Public Limited Company	IRL	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Global Investments Public Limited Company	IRL	(No Ownership) Management by Guggenheim Partners Fund Management (Europe) Limited
Guggenheim Golf Properties Investor, LLC	DE	99.5% by GC Parent Holdings, LLC
Guggenheim Golf Properties Investor, LLC	DE	(No Ownership) Management by Guggenheim Manager, Inc.
Guggenheim High-Yield Fund, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim High-Yield Plus Fund LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim High-Yield Plus Fund SPC	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim High-Yield Plus Master Fund SPC	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Holdco Sub II, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Insurance Holdco, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Insurance Services, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
Guggenheim Investment Advisors (Europe) Limited	GBR	100% by GIA Europe Holdings, Ltd.
Guggenheim Investment Advisors, LLC	DE	100% by GWM Holdco, LLC
Guggenheim Investor Services, LLC	DE	100% by Guggenheim Funds Services, LLC
Guggenheim Investors Fund LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim KBBO Partners Limited	ARE	500% by Links GKPL Holdco, LLC
Guggenheim Life 1099 Reporting Company, LLC	DE	100% by Guggenheim Life and Annuity Company
Guggenheim Life and Annuity Company	DE	15% by PLIC Holdings, LLC 85% by GLAC Holdings, LLC
Guggenheim Life Reinsurance (U.S.) Corporation	DE	100% by Guggenheim Life and Annuity Company
Guggenheim Loan Agent, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Loan Fund, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Loan Services Company, Inc.	CA	100% by Guggenheim Loan Services Company, LLC
Guggenheim Loan Services Company, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Management, LLC	DE	100% by Guggenheim Alternative Asset Management, LLC
Guggenheim Manager, Inc.	DE	100% by Guggenheim Capital, LLC
Guggenheim Nicklaus Partners, LLC	DE	70% by GC Parent Holdings, LLC
Guggenheim NSA Napoli-Mirabella Trust 2019	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Opportunities Investors I-B, LLC	DE	100% by GC Deferred Compensation I, LLC
Guggenheim Opportunities Investors IV, LLC	DE	100% by GC Deferred Compensation I, LLC
Guggenheim Opportunities Investors V, LLC	DE	100% by GC Deferred Compensation I, LLC
Guggenheim Opportunities Investors VI, LLC	DE	100% by GC Deferred Compensation I, LLC
Guggenheim Partners Advisors, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Partners Advisory Company	SD	100% by Guggenheim Partners, LLC
Guggenheim Partners Europe Limited	IRL	100% by GPIMH Sub Holdco, Inc.
Guggenheim Partners Fund Management (Europe) Limited	IRL	100% by GPIMH Sub Holdco, Inc.
Guggenheim Partners Holdings, LLC	DE	100% by GPH Funding I, LLC
Guggenheim Partners India GP, LLC	DE	33.3% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Holdings, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Partners India Limited (Cayman)	CYM	100% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Management, LLC	DE	100% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners Investment Management Holdings, LLC	DE	99.5% by GI Holdco LLC (No Ownership) Management by GMI GPIMH, LLC
Guggenheim Partners Investment Management, LLC	DE	99.9% by Guggenheim Partners Investment Management Holdings, LLC (No Ownership) Management by GMI GPIM, LLC
Guggenheim Partners Japan, Ltd.	JPN	100% by Links GPJL Holdco, LLC
Guggenheim Partners London Premises Limited	GBR	100% by Guggenheim Capital, LLC
Guggenheim Partners Opportunistic Investment Grade Securities Fund 2015, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Partners Opportunistic Investment Grade Securities Fund, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Partners Opportunistic Investment Grade Securities Master Fund, Ltd.	CYM	(No Ownership) Management by Guggenheim Partners Opportunistic Investment Grade Securities Fund, Ltd.
Guggenheim Partners Opportunistic Investment Grade Securities Private Pensions Fund, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Partners, LLC	DE	100% by Guggenheim Capital, LLC
Guggenheim Payroll Agent, LLC	DE	100% by Guggenheim Capital, LLC
Guggenheim Portfolio Company VII, LLC	DE	100% by Guggenheim Advisors, LLC
Guggenheim Portfolio Company X, LLC	DE	100% by Guggenheim Advisors, LLC
Guggenheim Premises I, LLC	DE	99.5% by Guggenheim Capital, LLC
Guggenheim Premises I, LLC	DE	(No Ownership) Management by Guggenheim Manager, Inc.
Guggenheim Private Debt Fund 2.0 Managing Member, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Private Debt Fund 2.0, LLC	DE	(No Ownership) Management by Guggenheim Private Debt Fund 2.0 Managing Member, LLC
Guggenheim Private Debt Fund 2.0, Ltd.	CYM	(No Ownership) Management by Guggenheim Private Debt Fund 2.0 Managing Member, LLC
Guggenheim Private Debt Fund 2.0-I, LLC	DE	(No Ownership) Management by Guggenheim Private Debt Fund 2.0 Managing Member, LLC
Guggenheim Private Debt Fund 3.0 Managing Member, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Private Debt Fund Managing Member, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Private Debt Fund Note Issuer 2.0, LLC	DE	(No Ownership) Management by Guggenheim Private Debt Fund 2.0 Managing Member, LLC
Guggenheim Private Debt Fund Note Issuer, LLC	DE	(No Ownership) Management by Guggenheim Private Debt Fund Managing Member, LLC
Guggenheim Private Debt Fund Throne Investco, LLC	DE	100% by Guggenheim Private Debt Fund, Ltd. (No Ownership) Management by Guggenheim Private Debt Fund Managing Member, LLC
Guggenheim Private Debt Fund Trinity Investco, LLC	DE	100% by Guggenheim Private Debt Fund, Ltd.
Guggenheim Private Debt Fund, LLC	DE	(No Ownership) Management by Guggenheim Private Debt Fund Managing Member, LLC
Guggenheim Private Debt Fund, Ltd.	CYM	(No Ownership) Management by Guggenheim Private Debt Fund Managing Member, LLC
Guggenheim Private Debt Master Fund 2.0, LLC	DE

74.6% by Guggenheim Private Debt Fund 2.0, Ltd.

12.4% by Guggenheim Private Debt Fund 2.0, LLC

13.1% by Guggenheim Private Debt Fund 2.0-I, LLC

(No Ownership) Management by Guggenheim Private Debt Fund 2.0 Managing Member, LLC

Guggenheim Private Debt Master Fund Investco III, LLC	DE	(No Ownership) Management by Guggenheim Private Debt Fund Managing Member, LLC
Guggenheim Private Debt Master Fund, LLC	DE	(No Ownership) Management by Guggenheim Private Debt Fund Managing Member, LLC
Guggenheim Private Debt MFLTB 2.0, LLC	DE	100% by Guggenheim Private Debt Master Fund 2.0, LLC
Guggenheim Receivable Financing, LLC	DE	100% by Guggenheim Services, LLC
Guggenheim Retail Real Estate Partners, LLC	DE	100% by GRREP Holdings, LLC
Guggenheim Securities Credit Partners, LLC	DE	100% by Links Holdings LLC
Guggenheim Securities International, Ltd.	GBR	100% by Links Holdings LLC
Guggenheim Securities, LLC	DE	100% by Links Holdings LLC
Guggenheim Services, LLC	DE	99.5% by Guggenheim Capital, LLC
Guggenheim Services, LLC	DE	(No Ownership) Management by Guggenheim Manager, Inc.
Guggenheim Transparent Value, LLC	DE	99.5% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Transparent Value, LLC	DE	(No Ownership) Management by GPIMH Sub, LLC
Guggenheim Treasury Services (Europe) Limited	GBR	100% by Guggenheim Treasury Services International Limited
Guggenheim Treasury Services Corporation (N.Y.)	DE	100% by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services International Limited	CYM	100% by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services, LLC	DE	100% by Liberty Hampshire Holdings, LLC
Guggenheim Trust Assets, LLC	DE	100% by Guggenheim Securities, LLC
Guggenheim-meZocliq Holdings, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim-Nicklaus Fund I, Ltd.	FL	89.5% by Guggenheim Golf Properties Investor, LLC (No Ownership) Management by GN Fund I, LLC
GW Ocean, LLC	DE	50% by Guggenheim Partners Investment Management, LLC
GW Phoenix 799, LLC	DE	100% by Retail Investors III, LLC
GWM Holdco, LLC	DE	99.5% by Guggenheim Partners, LLC (No Ownership) Management by Guggenheim Manager, Inc.
GX 9568 Holdings I, LLC	DE	100% by Guggenheim Aircraft Opportunity Master Fund, L.P.
GX 9568 Holdings II, LLC	DE	100% by Guggenheim Aircraft Opportunity Master Fund, L.P.
Harrell's Hill Solar Center, LLC	NC	100% by PV Project Holdings V, LLC
Heelstone Energy II, LLC	DE	100% by SRE Utility Solar 1, LLC
Heelstone Energy III, LLC	DE	100% by SRE Utility Solar 1, LLC
Heelstone Energy Investor I, LLC	DE	9% by Heelstone Energy II, LLC
Heelstone Energy Investor II, LLC	DE	9% by Heelstone Energy III, LLC
Heelstone Energy Investor III, LLC	DE	1% by Heelstone Energy IV, LLC
Heelstone Energy Investor IV, LLC	DE	1% by Heelstone Energy V, LLC
Heelstone Energy Investor V, LLC	DE	1% by Heelstone Energy VI, LLC
Heelstone Energy Investor VI, LLC	DE	1% by Heelstone Energy VII, LLC
Heelstone Energy Investor VII, LLC	DE	1% by Heelstone Energy VIII, LLC
Heelstone Energy IV, LLC	DE	100% by SRE Utility Solar 1, LLC
Heelstone Energy V, LLC	DE	100% by SRE Utility Solar 1, LLC
Heelstone Energy VI, LLC	DE	100% by SRE Utility Solar 1, LLC
Heelstone Energy VIII, LLC	DE	100% by SRE Utility Solar 1, LLC
Heelstone Energy, LLC	DE	100% by SRE Utility Solar 1, LLC
Heelstone Land Holdings, LLC	DE	100% by SRE Utility Solar 1, LLC
Heestone Energy VII, LLC	DE	100% by SRE Utility Solar 1, LLC
Heroult Holdings LLC	DE	100% by NZC Guggenheim Fund Limited
Hesa GSTF V, LLC	DE	100% by GLAC Holdings, LLC
Highland Solar Center, LLC	NC	100% by PV Project Holdings V, LLC
Hiremech Holdings Limited	GBR	100% by Briggs Equipment UK Limited
Hiremech Limited	GBR	100% by Hiremech Holdings Limited
Hitec Lift Trucks Limited	GBR	100% by Briggs Equipment UK Limited
IDF I, LLC	DE	100% by Guggenheim Life and Annuity Company
IDF II, LLC	DE	100% by Guggenheim Life and Annuity Company
Innovative Solar 23, LLC	NC	100% by PV Project Holdings IV, LLC
Internet Radio Funding II, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Internet Radio Funding, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
IPEX LLC	DE	100% by Generation Financial Group LLC
IPEX Services, LLC	DE	100% by IPEX LLC
Iron Hill CLO Designated Activity Company	IRL	(No Ownership) Management by Guggenheim Partners Europe Limited
I-SAIL, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Jasmine Asset Funding Limited	CYM	100% by The Liberty Hampshire Company, LLC
Java Acquisition Company 0013, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
Java Acquisition Company 0031, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
Java Acquisition Company 0049, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
JL Appleton 980, LLC	DE	100% by Retail Investors III, LLC
JL Atascocita 1305, LLC	DE	100% by Retail Investors III, LLC
JL Bentonville 1412, LLC	DE	100% by Retail Investors III, LLC
JL Bryan 991, LLC	DE	100% by Retail Investors III, LLC
JL Delavan 1363, LLC	DE	100% by Retail Investors III, LLC
JL Dripping Springs 1369, LLC	DE	100% by Retail Investors III, LLC
JL Fort Worth 1393, LLC	DE	100% by Retail Investors III, LLC
JL Grand Chute 1216, LLC	DE	100% by Retail Investors III, LLC
JL Hamburg 1301, LLC	DE	100% by Retail Investors III, LLC
JL Henrietta 1273, LLC	DE	100% by Retail Investors III, LLC
JL Huntley 797, LLC	DE	100% by Retail Investors III, LLC
JL Irondequoit 1252, LLC	DE	100% by Retail Investors III, LLC
JL Joplin 1391, LLC	DE	100% by Retail Investors III, LLC
JL Katy 916, LLC	DE	100% by Retail Investors III, LLC
JL Lubbock 1229, LLC	DE	100% by Retail Investors III, LLC
JL Manitowoc 1257, LLC	DE	100% by Retail Investors III, LLC
JL McKinney 823, LLC	DE	100% by Retail Investors III, LLC
JL Midland 1410, LLC	DE	100% by Retail Investors III, LLC
JL Milwaukee 1397, LLC	DE	100% by Retail Investors III, LLC
JL Morton 1375, LLC	DE	100% by Retail Investors III, LLC
JL Muskego 1263, LLC	DE	100% by Retail Investors III, LLC
JL Nicholasville 1389, LLC	DE	100% by Retail Investors III, LLC
JL Normal 1378, LLC	DE	100% by Retail Investors III, LLC
JL Pflugerville 1370, LLC	DE	100% by Retail Investors III, LLC
JL Plover 1320, LLC	DE	100% by Retail Investors III, LLC
JL Princeton 1332, LLC	DE	100% by Retail Investors III, LLC
JL Providence Village 1239, LLC	DE	100% by Retail Investors III, LLC
JL Rib Mountain 1319, LLC	DE	100% by Retail Investors III, LLC
JL Richmond 1314, LLC	DE	100% by Retail Investors III, LLC
JL Romeoville 1318, LLC	DE	100% by Retail Investors III, LLC
JL Round Rock 1371, LLC	DE	100% by Retail Investors III, LLC
JL San Antonio 813, LLC	DE	100% by Retail Investors III, LLC
JL Somers 1403, LLC	DE	100% by Retail Investors III, LLC
JL Spring 1384, LLC	DE	100% by Retail Investors III, LLC
JL Springdale 1357, LLC	DE	100% by Retail Investors III, LLC
JL Sycamore 1379, LLC	DE	100% by Retail Investors III, LLC
JL Wylie 814, LLC	DE	100% by Retail Investors III, LLC
JLB 2728 Cedar Springs, LP	TX	30% by JLB Partners LLC 70% by Compatriot Capital, Inc.
JLB 99 West Paces Ferry LLC	TX	30% by JLB Partners LLC 70% by Compatriot Capital, Inc.
JLB BUILDERS LLC	TX	100% by JLB Partners LLC
JLB Center Street, LP	TX	30% by JLB Partners LLC 70% by Compatriot Capital, Inc.
JLB Chapman GP LLC	TX	100% by Compatriot Capital, Inc.
JLB Chapman LP	TX	100% by Compatriot Capital, Inc.
JLB Chapman LP	TX	100% by JLB Chapman GP LLC
JLB McLean LLC	DE	39% by Compatriot Capital, Inc. 21.9% by JLB McLean Partners LP
JLB McLean Partners LP	DE	65.7% by JLB Partners LLC
JLB Partners LLC	DE	40% by Compatriot Capital, Inc.
JLB Portales Partners LLC	DE	50% by JLB Portales Partners Mgr L.P.
JLB Portales Partners Mgr L.P.	TX	23.9% by Compatriot Capital, Inc. 76.1% by JLB Partners LLC
JLB REALTY LLC	TX	100% by JLB Partners LLC
JLB RESIDENTIAL LLC	TX	100% by JLB Partners LLC
JLB Stafford Land LP	TX	100% by JLB Partners LLC
JLB Stafford Phase I GP LLC	TX	100% by JLB Partners LLC
JLB Stafford Phase I L.P.	TX	30% by JLB Partners LLC 70% by Compatriot Capital, Inc. (No Ownership) Management by JLB Stafford Phase I GP LLC
JLB Stafford Phase Two GP LLC	TX	100% by JLB Partners LLC
JLB Stafford Phase Two L.P.	TX	15% by JLB Partners LLC 85% by Compatriot Capital, Inc. (No Ownership) Management by JLB Stafford Phase Two GP LLC
JLB West Paces Phase I GP LLC	TX	100% by JLB Partners LLC
JLB West Paces Phase I L.P.	TX	80% by Compatriot Capital, Inc. 19% by JLB Partners LLC 1% & Management by JLB West Paces Phase I GP LLC
JLB Winhall, LP	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLSB Fort Smith 1405, LLC	DE	100% by Retail Investors III, LLC
JLx3, LLC	DE	61.1% by Guggenheim Partners, LLC
KDC Holdings, LLC	DE	50% by E2M/SRC Investment Company, LLC
Kemps Landing Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Kenansville Solar Farm, LLC	NC	100% by SRK Holdings, LLC
Kennecott Funding Ltd.	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Kips Bay Capital Company #1, LLC	CYM	100% by The Liberty Hampshire Company, LLC
Kips Bay Capital Company #2, LLC	CYM	100% by The Liberty Hampshire Company, LLC
Kips Bay Capital Company #3, LLC	CYM	100% by The Liberty Hampshire Company, LLC
Kips Bay Capital Company #4, LLC	CYM	100% by The Liberty Hampshire Company, LLC
Kips Bay Capital Company #5, LLC	CYM	100% by The Liberty Hampshire Company, LLC
KLD Funding, LLC	DE	100% by The Liberty Hampshire Company, LLC
Lafayette Solar I, LLC	NC	100% by PV Project Holdings I, LLC
Lansing 824 Retail, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
Laramie Wind LLC	WY	100% by Pathfinder Renewable Wind Energy, LLC
Laurinburg Solar, LLC	NC	100% by PV Project Holdings III, LLC
Legacy Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Lexington Parker Capital Company, L.L.C.	DE	100% by The Liberty Hampshire Company, LLC
Liberty Hampshire Holdings, LLC	DE	99.5% by Guggenheim Capital, LLC (No Ownership) Management by Guggenheim Manager, Inc.
Links GKPL Holdco, LLC	DE	100% by Links Holdings LLC
Links GPJL Holdco, LLC	DE	100% by Links Holdings LLC
Links Holdings LLC	DE	99.5% by Guggenheim Partners, LLC (No Ownership) Management by Guggenheim Manager, Inc.
Links Holdings, Inc.	DE	100% by Guggenheim Partners, LLC
Lionel Investors LLC	DE	100% by Orpheus Holdings LLC (No Ownership) Management by Guggenheim Credit Services, LLLC
Littlefield Solar Center, LLC	NC	100% by PV Project Holdings V, LLC
Longhorn Trail Ranch II, Ltd.	TX	40% by Compatriot Capital, Inc.
Magma WCFF II Ltd.	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
MERLIN Series 2015-A LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
MERLIN Series 2015-B LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
MERLIN Series 2015-C LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Mexcolift Servicios de Personnel, S. de R.L. de C.V.	MEX	99% by Controladora Briggs de Mexico, S. de R.L. de C.V. 1% by Briggs Equipment Mexico, Inc.
meZocliq LLC	DE	41.8% by Guggenheim-meZocliq Holdings, LLC
Midland National Life Insurance Company	IA	100% by Sammons Financial Group, Inc.
Midway Wind, LLC	DE	100% by SRE Midway Member LLC
MNL Reinsurance Company	IA	100% by Midland National Life Insurance Company
Montacargas Yale de Mexico, S.A. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% by Briggs Equipment Mexico, Inc.
Moore's Creek Capital Corporation	DE	100% by The Liberty Hampshire Company, LLC
Morgan Farm, LLC	NC	100% by PV Project Holdings III, LLC
Morrow Park City Apartments LLC	DE	65.7% by VG Morrow Park Capital LLC
Morrow Park Holding LLC	DE	50% by CCI Historic, Inc.
My Financial Freedom LLC	DE	100% by Sammons Financial Group, Inc.
Mylo, LLC	MO	34.2% by Biscay GSTF III, LLC
Nashville Farms, LLC	NC	100% by PV Project Holdings III, LLC
NC Lincolnshire 624, LLC	DE	100% by Retail Investors III, LLC
NC Little Rock 642, LLC	DE	100% by Retail Investors III, LLC
NC Mentor 636, LLC	DE	100% by Retail Investors III, LLC
NC Morrisville 644, LLC	DE	100% by Retail Investors III, LLC
NC Naperville 623, LLC	DE	100% by Retail Investors III, LLC
NC San Antonio 628, LLC	DE	100% by Retail Investors III, LLC
NC Tulsa 627, LLC	DE	100% by Retail Investors III, LLC
NE Lewiston 820, LLC	DE	100% by Retail Investors III, LLC
Nominee Holding Company, LLC	DE	100% by GPFT Holdco, LLC
North American Company for Life and Health Insurance	IA	100% by Sammons Financial Group, Inc.
North Carolina Solar III, LLC	NC	(No Ownership) Management by Heelstone Energy, LLC
Northern Forklift (Scotland) Limited	GBR	100% by Briggs Equipment UK Limited
NZC Guggenheim Fund Limited	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
NZC Guggenheim Fund LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
NZC Guggenheim Master Fund Limited	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
NZCG Feeder 1, L.P.	CYM	(No Ownership) Management by GPIM Holdings VIII, Ltd.
NZCG Funding LLC	DE	100% by NZCG Funding Ltd.
NZCG Funding Ltd.	CYM	100% by NZC Guggenheim Master Fund Limited
Optimus Funding Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Orpheus Funding LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Orpheus Holdings LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Otter, Inc.	OK	100% by Sammons Power Development, Inc.
Paragon GBM Investco, LLC	DE	100% by Guggenheim Life and Annuity Company
Parkway Mortgage, Inc.	DE	100% by Consolidated Investment Services, Inc.
Pathfinder Bison Bend, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Buzzard Bird Ranch, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Cardwell Access Ranch, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Cardwell Ranch, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Dumbell Ranch, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Land and Ranch Management, LLC	WY	100% by Pathfinder Ranches, LLC
Pathfinder Miracle Mile Ranch, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Pathfinder Ranch, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Perkins Ranch, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Power Transmission LLC	WY	100% by Laramie Wind LLC
Pathfinder Ranches, LLC	WY	100% by PR Holdings Inc.
Pathfinder Renewable Wind Energy, LLC	WY	100% by DC Solutions LLC
Pathfinder Sand Creek, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Stewart Creek Ranch, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Sun Ranch, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Two Iron Ranch, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder-Zephyr Wind, LLC	WY	100% by Laramie Wind LLC
Pent House Associates	DE	100% by Albion at Parklane Limited Partner, LLC
Pilar Holdings, LLC	FL	88.4% by GC Pilar Golf Investment, LLC
Pilar Holdings, LLC	FL	(No Ownership) Management by Guggenheim Nicklaus Partners, LLC
Pilara Lotes II, LLC	DE	100% by GC Deferred Compensation I, LLC
Pillar Financial, LLC	DE	19.6% by GPFT Holdco, LLC
Pillar Multifamily, LLC	DE	100% by Pillar Financial, LLC
PLIC Holdings, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
PLUS Funding IV, LLC	DE	(No Ownership) Management by TEK Financial, LLC
PR Holdings Inc.	DE	100% by Sammons Infrastructure, Inc.
Promenade Funding LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Promenade Holdco LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Promenade MM LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Promenade-C LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Property Disposition, Inc.	DE	100% by Sammons Financial Group, Inc.
PV Project Holdings I, LLC	NC	90% by Heelstone Energy Investor III, LLC
PV Project Holdings II, LLC	NC	90% by Heelstone Energy Investor IV, LLC
PV Project Holdings III, LLC	NC	90% by Heelstone Energy Investor V, LLC
PV Project Holdings IV, LLC	NC	90% by Heelstone Energy Investor VI, LLC
PV Project Holdings V, LLC	NC	100% by Heelstone Energy Investor VII, LLC
PV Project Lessee I, LLC	NC	1% by Heelstone Energy IV, LLC
PV Project Lessee II, LLC	NC	1% by Heelstone Energy V, LLC
PV Project Lessee III, LLC	NC	1% by Heelstone Energy VI, LLC
PV Project Lessee IV, LLC	NC	1% by Heelstone Energy VII, LLC
PV Project Lessee V-2015, LLC	DE	(No Ownership) Management by Heelstone Energy VIII, LLC
Raeford Farm, LLC	NC	100% by Heelstone Energy, LLC
Raeford Solar Farm, LLC	NC	0.01% by Heelstone Energy, LLC
Range Energy Storage Systems LLC	WY	50% by Sammons Energy Storage Holdings LLC
Red Hill Solar Center, LLC	NC	100% by SRK Holdings, LLC
Red Toad 1425 A Powatan Road, LLC	NC	100% by PV Project Holdings IV, LLC
Relationship Funding (Cayman) Ltd.	CYM	100% by The Liberty Hampshire Company, LLC
REST, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
REST-NY, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Retail Investors III, LLC	DE	(No Ownership) Management by Stonebridge Investors III, LLC
Retail Investors III, LLC	DE	99.5% by Guggenheim Life and Annuity Company
Ridgefield Funding Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Rio Bravo Wind Capital, LLC	DE	100% by Rio Bravo Wind Renewables, LLC
Rio Bravo Wind Holdings, LLC	DE	100% by Rio Bravo Wind Capital, LLC
Rio Bravo Wind Renewables, LLC	DE	100% by SRE/Franklin Park Rio Bravo, LLC
Rio Bravo Windpower, LLC	DE	100% by Rio Bravo Wind Holdings, LLC
Rockingham Solar, LLC	NC	100% by PV Project Holdings I, LLC
Rosales Funding LLC	DE	19.8% by ETUR C-G LLC 76.5% by Rosales Holdco LLC (No Ownership) Management by Guggenheim Partners Investment Management, LLC
Rosales Holdco LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Rydex Holdings, LLC	KS	100% by Guggenheim Partners Investment Management Holdings, LLC
Saganaw Insurance Agency, LLC	DE	100% by Guggenheim Life and Annuity Company
Saganaw Receivables, LLC f/k/a SG Parent, LLC	DE	100% by Saganaw Insurance Agency, LLC
SAGE Assets, Inc.	DE	100% by Sammons Equity Alliance, Inc.
SAIL 4 Finance, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
SAIL 4 VFN NOTE ISSUER, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
SAILES 4-O, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
SAILS-3, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Samarcand Solar Farm, LLC	NC	100% by SRK Holdings, LLC
Sammons BW, Inc.	DE	100% by Sammons Distribution Holdings, Inc.
Sammons CAES Holdings, LLC	DE	100% by Sammons Infrastructure, Inc.
Sammons Capital, Inc.	DE	100% by Sammons Equity Alliance, Inc.
Sammons Corporation	DE	100% by Consolidated Investment Services, Inc.
Sammons Distribution Holdings, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Energy Storage Holdings LLC	WY	100% by Pathfinder Renewable Wind Energy, LLC
Sammons Enterprises, Inc.	DE	100% by Sammons Enterprises, Inc. ESOT
Sammons Equity Alliance, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Financial Group, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Financial Network, LLC	DE	100% by Sammons Securities, Inc.
Sammons Infrastructure, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Institutional Group, Inc.	DE	100% by Sammons Financial Group, Inc.
Sammons Power Development, Inc.	DE	100% by Sammons Equity Alliance, Inc.
Sammons Renewable Energy Canada Holdings Inc.	BC	100% by SRE/Franklin Park Hydro Canada-1, LLC
Sammons Renewable Energy Holdings, Inc.	DE	100% by Sammons Infrastructure, Inc.
Sammons Securities, Inc.	DE	100% by Sammons Financial Group, Inc.
Sands Point Funding Ltd.	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Sandy Point Capital Company, LLC	DE	100% by GIFS Capital Company, LLC
Saratoga (Cayman), Ltd.	CYM	100% by GIFS Capital Company, LLC
Saratoga Springs Capital Company, LLC	DE	100% by GIFS Capital Company, LLC
Saxondale Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
SB Newington 433, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
SBTree, Inc.	DE	100% by Guggenheim Partners, LLC
SC-H Elizabethtown 1292, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
SC-H Louisville 1262, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
SC-H Madison 1261, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
SC-H North Vernon 1291, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
SC-H Scottsburg 1268, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
Scottwell Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
SE Orangevale 1223, LLC	DE	100% by Retail Investors III, LLC
SE Sacramento 1224, LLC	DE	100% by Retail Investors III, LLC
SE Union City 1247, LLC	DE	100% by Retail Investors III, LLC
SE Vallejo 1248, LLC	DE	100% by Retail Investors III, LLC
Security Investors, LLC	KS	100% by Rydex Holdings, LLC
Seguros Receivables, LLC	DE	33.3% by Biscay GSTF III, LLC
Sentry Funding 2015-1, LLC	DE	100% by Saganaw Insurance Agency, LLC
Sentry Funding 2015-2, LLC	DE	100% by Saganaw Insurance Agency, LLC
Sentry Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Serpentine Hydro Power GP Ltd.	BC	100% by SRE Hydro Canada Corp
Serpentine Hydro Power LP	BC	99% by SRE Hydro Canada Corp 0.01% by Serpentine Hydro Power GP Ltd.
Seven Sticks CLO Ltd.	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Seven Sticks, LLC	SC	100% by Cainhoy Land & Timber, LLC
SGIA Funding I, LLC	DE	100% by Saganaw Insurance Agency, LLC
SGIA Funding II, LLC	DE	100% by Saganaw Insurance Agency, LLC
Shelby Randolph Road Solar I, LLC	NC	100% by PV Project Holdings I, LLC
SIA Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Sibella Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
SID Solar I, LLC	NC	100% by PV Project Holdings I, LLC
Sifton Road Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Ski Partners II, LLC	DE	32.8% by Compatriot Capital, Inc.
Ski Partners, LLC	DE	32.7% by Compatriot Capital, Inc.
SLBCA Developer LLC	DE	50% by VGH Credit LLC 50% by SLBCA Holding LLC
SLBCA Holding LLC	DE	90% by CCI/HTC, Inc. 10% by VGH Credit LLC
SLBCA Tenant LLC	DE	99.999% by Compatriot Capital, Inc. 0.001 & Management By SLBCA Holding LLC
Solberg Reinsurance Company	IA	100% by Midland National Life Insurance Company
Soo Line Building City Apartments LLC	DE	85% by SLBCA Holding LLC 15% by SLBCA Tenant LLC
South Blacktree Agency, LLC	DE	100% by SBTree, Inc.
Southside Works City Apartments LLC	DE	10% by Southside Works Holding LLC
Southside Works Holding LLC	DE	50% by CCI Historic, Inc.
SP Land Company, LLC	DE	80% by Ski Partners, LLC
SRE Blocker #1, Inc.	DE	100% by SRE Solar OpCo, Inc.
SRE Blocker #2, Inc.	DE	100% by SRE Wind OpCo, Inc.
SRE Blocker #3, Inc.	DE	100% by SRE Wind OpCo, Inc.
SRE Blocker #4, Inc.	DE	100% by Sammons Renewable Energy Holdings, Inc.
SRE Blocker #5, Inc.	DE	100% by Sammons Renewable Energy Holdings, Inc.
SRE Blocker #6, Inc.	DE	100% by Sammons Renewable Energy Holdings, Inc.
SRE Blocker #7, Inc.	DE	100% by Sammons Renewable Energy Holdings, Inc.
SRE Blocker #8, Inc.	DE	100% by Sammons Renewable Energy Holdings, Inc.
SRE DevCo, Inc.	DE	100% by Sammons Renewable Energy Holdings, Inc.
SRE Focalpoint Holdings, Inc.	DE	100% by SRE Solar OpCo, Inc.
SRE Focalpoint Member, LLC	DE	100% by SRE/Franklin Park Focalpoint, LLC
SRE Hydro Canada Corp	BC	100% by Sammons Renewable Energy Canada Holdings Inc.
SRE Hydro Canada General Services Ltd.	BC	100% by SRE Hydro Canada Corp
SRE Hydro DevCo, Inc.	DE	100% by SRE DevCo, Inc.
SRE Midway HoldCo LLC	DE	100% by SRE/Franklin Park Midway LLC
SRE Midway Member LLC (Class A shares)	DE	100% by SRE/Franklin Park Midway #2 LLC
SRE Midway Member LLC (Class B shares)	DE	100% by SRE Midway HoldCo LLC
SRE OpCo, Inc.	DE	100% by Sammons Renewable Energy Holdings, Inc.
SRE Solar OpCo, Inc.	DE	100% by SRE OpCo, Inc.
SRE Utility Solar 1, LLC	DE	100% by SRE/Franklin Park Utility Solar 1, LLC
SRE Wind OpCo Inc.	DE	100% by SRE OpCo, Inc.
SRE/Franklin Park Focalpoint, LLC	DE	99.5% by SRE Focalpoint Holdings, Inc.
SRE/Franklin Park Hydro Canada-1, LLC	DE	99.5% by SRE Hydro DevCo, Inc.
SRE/Franklin Park Midway #2 LLC	DE	100% by SRE Blocker #2, Inc.
SRE/Franklin Park Midway LLC	DE	100% by SRE Blocker #2, Inc.
SRE/Franklin Park Rio Bravo, LLC	DE	100% by SRE Blocker #3, Inc.
SRE/Franklin Park Utility Solar 1, LLC	DE	99.5% by SRE Blocker #1, Inc.
SRK Holdings, LLC	NC	90% by Heelstone Energy Investor II, LLC
SRK Lessee, LLC	NC	1% by Heelstone Energy III, LLC
Stellar Funding, Ltd.	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Stewart Creek Grazing Association, LLC	WY	50% by Pathfinder Sun Ranch, LLC 50% by Pathfinder Stewart Creek Ranch, LLC
Stonebriar JL Grand Chute 1216, LLC	DE	100% by Retail Investors III, LLC
Stonebriar JL Hamburg 1301, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
Stonebriar JL Henrietta 1273, LLC	DE	100% by Retail Investors III, LLC
Stonebriar JL Irondequoit 1252, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
Stonebriar JL Milwaukee 1397, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
Stonebriar JL Muskego 1263, LLC	DE	100% by Retail Investors III, LLC
Stonebridge Investors I, LLC	DE	99.5% by GC Parent Holdings, LLC (No Ownership) Management by Guggenheim Manager, Inc.
Stonebridge Investors III, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
Sudbourne Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Sweetgum Solar, LLC	NC	100% by PV Project Holdings II, LLC
Sweetwater River Conservancy Bald and Golden Eagle Bank, LLC	WY	100% by Sweetwater River Conservancy, LLC
Sweetwater River Conservancy Greater Sage-Grouse Habitat Bank, LLC	WY	100% by Sweetwater River Conservancy, LLC
Sweetwater River Conservancy Stream and Riparian Bank, LLC	WY	100% by Sweetwater River Conservancy, LLC
Sweetwater River Conservancy, LLC	WY	100% by Pathfinder Ranches, LLC
TB-JL Biddeford 794, LLC	DE	100% by Retail Investors III, LLC
TCFBK Richton Park 866, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
TEK Financial, LLC	DE	99.5% by Guggenheim Partners, LLC (No Ownership) Management by Guggenheim Manager, Inc.
The Liberty Hampshire Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
The Liberty Hampshire Company, LLC	DE	100% by Guggenheim Treasury Services, LLC
Thomas Creek Capital Corporation	DE	100% by The Liberty Hampshire Company, LLC
Thomas Weisel India Opportunity Fund, L.P.	DE	(No Ownership) Management by Guggenheim Partners India GP, LLC
TLEXP Ellisville 926, LLC	DE	100% by Retail Investors III, LLC
TLEXP Kansas City 1250, LLC	DE	100% by Retail Investors III, LLC
TLEXP Overland Park 978, LLC	DE	100% by Retail Investors III, LLC
TLEXP St. Peters 1200, LLC	DE	100% by Retail Investors III, LLC
TLEXP St. Peters 899, LLC	DE	100% by Retail Investors III, LLC
Toledo-MNG, LLC	DE	90.6% by GC Pilar Golf Investment, LLC
Toledo-SLS, LLC	DE	90.6% by GC Pilar Golf Investment, LLC
Tomorrow, LLC	DE	100% by Guggenheim Life and Annuity Company
Transparent Value Private Limited	IND	100% by Transparent Value, L.L.C.
Transparent Value, L.L.C.	DE	100% by Guggenheim Transparent Value, LLC
Two Crosses Grazing Association, LLC	WY	25% by Pathfinder Buzzard Bird Ranch, LLC 25% by Pathfinder Pathfinder Ranch, LLC 25% by Pathfinder Miracle Mile Ranch, LLC 25% by Pathfinder Sand Creek, LLC
Ulmus Funding LLC	DE	19.8% by Pathfinder Sand Creek, LLCETUR C-G LLC 76.5% by Pathfinder Sand Creek, LLCUlmus Holdco LLC (No Ownership) Management by Guggenheim Partners Investment Management, LLC
Ulmus Holdco LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Valcour Bay Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Van Slyke Solar Center, LLC	NC	100% by ABV Holdings, LLC
Venice GSTF I, LLC	DE	100% by GLAC Holdings, LLC
VG ECU Holdings LLC	DE	100% by CCI Historic, Inc.
VG Morrow Park Capital LLC	DE	84.8% by Compatriot Capital, Inc. 15.2% by Morrow Park Holding LLC
VGH Credit LLC	DE	100% by CCI/HTC, Inc.
VGH/Dallas LLC	DE	70% by Village Green Consolidated LLC
Village Green Communications LLC	DE	100% by Village Green Holding LLC
Village Green Consolidated LLC	DE	100% by CCI Historic, Inc.
Village Green Holding LLC	DE	100% by VGH/Dallas LLC
Village Green Management Company LLC	DE	100% by Village Green Holding LLC
V-Suites LLC	DE	100% by Village Green Holding LLC
Washington Lee Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
West Coast QSR Acquisitions, LLC	DE	100% by Guggenheim Development Services, LLC
Westown Financial LLC	DE	100% by Sammons Financial Group, Inc.
Whirlwind 1, LLC	WY	100% by Laramie Wind LLC
White Oak Guggenheim Feeder Fund, LLC	DE	29.2% by GC Deferred Compensation I, LLC (No Ownership) Management by Guggenheim Partners, LLC
White Plains Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Woodbine Legacy Investment Partners, LP	DE	45.7% by Compatriot Capital, Inc.
Wooden Rifle Grazing Association, LLC	WY	20% by Pathfinder Cardwell Ranch, LLC 20% by Pathfinder Bison Bend, LLC 20% by Pathfinder Perkins Ranch, LLC 20% by Pathfinder Cardwell Access, LLC 20% by Pathfinder Two Iron Ranch, LLC
York Road Solar I, LLC	NC	100% by PV Project Holdings I, LLC
ZV Solar 3, LLC	NC	100% by PV Project Holdings IV, LLC

Item 27. Number of Contract Owners

LiveWell Variable Annuity - As of September 18, 2020 –

6,958      Non-Qualified

2,716      Qualified

Item 28. Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law.  This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.  Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29a. Relationship of Principal Underwriter to Other Investment Companies

In addition to Midland National Life Separate Account C, Sammons Financial Network, LLC, the principal underwriter/distributor of the Registrant, is also the principal underwriter/distributor for variable universal life policies issued through Midland National Life Separate Account A.

Item 29b. Principal Underwriters

The directors and principal officers of Sammons Financial Network, LLC are as follows:

Name and Principal Business Address	Positions and Offices with Sammons Financial Network, LLC
William L. Lowe 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266	President
Holley Taylor 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266	Chief Compliance Officer - Broker Dealer
Arlen Dykhuis 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266	Financial Operations Principal
Brett Agnew 4350 Westown Parkway West Des Moines, IA 50266	Corporate Secretary
Theresa B. Kuiper One Sammons Plaza Sioux Falls, SD 57196	Associate Vice President

Item 29c. Compensation of Principal Underwriters

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant with respect to these Contracts (File No. 333-176870) during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions*	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation**
Sammons Financial Network, LLC	$12,730,547.32	$0	$0	$3,081,637.45

*Represents commissions paid on the LiveWell Variable Annuity.

**Represents an underwriting fee paid to Sammons Financial Network, LLC for LiveWell Variable Annuity contract under Separate Account C.

 Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at 4350 Westown Parkway, Suite 300, West Des Moines, IA 50266 and 525 West Van Buren, Chicago, IL 60607 and 200 SW 6th Avenue, Topeka, Kansas 66603-3704.

Item 31. Management Services

No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32. Undertakings and Representations

(a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

(c) Any Statement of Additional Information and any financial statements required to be made available under this Form will be delivered promptly upon written or oral request.

(d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C, has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in West Des Moines, Iowa this 2nd day of November, 2020.

By:  MIDLAND NATIONAL LIFE SEPARATE

        ACCOUNT C (REGISTRANT)

Attest:   *                                                                                  By:            *

                                                                                                          Esfandyar E. Dinshaw

                                                                                                          Chairman of the Board

By:  MIDLAND NATIONAL LIFE

        INSURANCE COMPANY (DEPOSITOR)

Attest:  *                                                                                   By:            *

                                                                                                          Esfandyar E. Dinshaw

                                                                                                          Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                       Signatures                                                                          Title

/s/  *                                                                        Chairman of the Board of Directors, Chief Executive Officer

      Esfandyar E. Dinshaw                                 (Principal Executive Officer)

/s/  *                                                                        Director, President & Chief Operating Officer

      Steven C. Palmitier

/s/ *                                                                         Vice President & Chief Financial Officer

      David C. Attaway                                       (Principal Financial & Accounting Officer)

/s/  *                                                                          Director

      Darron K. Ash

/s/  *                                                                         Director

      Willard Bunn, III

/s/  *                                                                         Director

       James Roderick Clark

/s/  *                                                                         Director

     Thomas Corcoran

/s/  *                                                                         Director

     George A. Fisk

/s/  *                                                                         Director

      William D. Heinz

/s/ *                                                                         Director

      Heather Kreager

/s/ *                                                                         Director

     Michael M. Masterson

*By:  /s/ Stacy Bagby                                                         Date: November 2, 2020

                Stacy Bagby

                Attorney-in-Fact

                Pursuant to Power of Attorney

Registration No. 333-176870

Post-Effective Amendment #16

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

AND

MIDLAND NATIONAL LIFE INSURANCE COMPANY

EXHIBIT INDEX

Item	Exhibit
24(b)(4)(a)	Form of Flexible Premium Deferred Variable Annuity Contract
24(b)(9)(b)	Power of Attorney

24(b)(4)(a) Form of Flexible Premium Deferred Variable Annuity Contract

A Stock Company [Principal Office: 4350 Westown Parkway, West Des Moines, IA 50266 ♦ (515) 440-5500 Customer Service Center: P.O. Box 758547, Topeka, KS 66675-8547♦ (866) 270-9564]
In this Contract, Midland National Life Insurance Company is referred to as “We”, “Us”, “Our”, or the “Company”. “You” and “Your” refer to the Owner.
We agree to pay the benefits provided by this Contract. This Contract is issued in consideration of the application and payment of the Initial Premium.

RIGHT TO EXAMINE CONTRACT - It is important to Us that You are satisfied with this Contract and that it meets Your insurance goals.  Read it carefully.  If You are not satisfied with it, You may return it to Us at the address shown on the Specifications Page or to Your agent within 10 days (30 days if the contract is a replacement), after You receive it. In We will pay You an amount equal to the sum of the Premium Payments paid less withdrawals, if any, plus or minus the accumulated gains or losses, if any, in the Separate Account on the date of the cancellation.

This Contract was approved under the authority of the Interstate Insurance Product Regulation Commission (IIPRC) and issued under the Commission standards.  Any provision of the Contract that on the provision’s effective date is in conflict with Interstate Insurance Product Regulation Commission standards for this product type is hereby amended to conform to the Interstate Insurance Product Regulation Commission standards for this product type as of the provision’s effective date.

THIS IS A LEGAL CONTRACT BETWEEN YOU AND US.  READ IT CAREFULLY.

Individual Flexible Premium Deferred Variable Annuity Contract

Annuity Payments Starting On Maturity Date

Death Benefit Payable Before Maturity Date

Non-Participating - Not Eligible For Dividends

DEATH BENEFIT AND ACCUMULATION VALUES WILL

REFLECT THE INVESTMENT EXPERIENCE OF OUR SEPARATE ACCOUNT,

WHICH MAY CAUSE AMOUNTS TO INCREASE OR DECREASE

ICC18-AS153A

SECTION

RIGHT TO EXAMINE CONTRACT.......................................................

CONTRACT FACE PAGE

DEFINITIONS.....................................................................................

1

GENERAL PROVISIONS....................................................................

2

Changes to the Contract .............................................................	2.1
Beneficiary..................................................................................	2.2
Change of Beneficiary.................................................................	2.3
Incontestability............................................................................	2.4
Misstatement of Age or Sex.........................................................	2.5
Periodic Reports..........................................................................	2.6
Non-participating.........................................................................	2.7
Claims of Creditors......................................................................	2.8
Minimum Benefits........................................................................	2.9
Payment of Premiums..................................................................	2.10
Owner.........................................................................................	2.11
Assignment.................................................................................	2.12
Postponement of Payments.........................................................	2.13

YOUR INVESTMENT FEATURES......................................................

3

The Separate Account.................................................................	3.1
Initial Allocation...........................................................................	3.2
Allocations..................................................................................	3.3
Transfers Prior to Maturity Date....................................................	3.4
Account Investments....................................................................	3.5
Change in Investment Policy........................................................	3.6
Change of Fund..........................................................................	3.7

ACCUMULATION VALUES................................................................

4

Separate Account Value...............................................................	4.1
Accumulation Units......................................................................	4.2
Accumulation Unit Value..............................................................	4.3
Net Investment Factor..................................................................	4.4
Charges Against the Investment Option........................................	4.5

SURRENDERS..................................................................................

5

Surrender....................................................................................	5.1
Surrender Value..........................................................................	5.2

PARTIAL WITHDRAWALS..................................................................

6

Partial Withdrawals......................................................................	6.1

SYSTEMATIC WITHDRAWAL OPTION...............................................

7

DEATH BENEFIT...............................................................................

8

Death of the Owner Before the Maturity Date................................	8.1
Multiple Beneficiaries...................................................................	8.2
Death of Annuitant Before the Maturity Date..................................	8.3
Spousal Continuance...................................................................	8.4

SECTION 1: DEFINITIONS

The following are key words used in this Contract.  They are important in describing both Your rights and Ours.  When they are used, they are capitalized.  As You read Your Contract, refer back to these definitions.

Accumulation Value: The value used to determine annuity payments at maturity and death benefits under this Contract.  The Accumulation Value is equal to the sum of the amounts you have in the Investment Option(s) of the Separate Account.

Administration Fee: A fee based on the Contract Accumulation Value. The amount is shown on the Specifications Page.

Annuitant:  The person(s) named in the application and shown on the Specifications Page.  This is the person whose life is used to determine the amount and duration of any annuity payments involving life contingencies. The Annuitant may not be changed during the Annuitant’s lifetime.   This person may or may not be the Owner.

Beneficiary: The person(s) to whom the death benefit will be paid in the event of the death of the Owner.

Business Day:  A day when the New York Stock Exchange (NYSE) is open for regular trading.  A Business Day ends when the NYSE closes for the day, generally 4 pm Eastern Time, but may close earlier on certain days and as conditions warrant. If the Securities and Exchange Commission determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a Business Day.

Contingent Annuitant: The person designated by You who, upon Annuitant’s death prior to the Maturity Date, becomes the Annuitant. Non-natural Owners cannot name a Contingent Annuitant.

Contingent Beneficiary:  The person(s) designated by You, to receive the death benefit if the named Primary Beneficiary dies before the death of the Owner. In the event more than one Primary Beneficiary is named, the Contingent Beneficiary will become the Beneficiary only if all named Primary Beneficiaries die before the Owner and only if the Contingent Beneficiary survives the Owner. If more than one Contingent Beneficiary is named, each named Beneficiary will share equally in any benefit or rights granted by this Contract, unless You have given Us other Written Notice.

Contract: The entire Contract between You and Us consisting of the Contract, any attached application, and any Endorsements, Riders, and amendments.
Contract Anniversary: The same date in each year as the Issue Date. If the date is not a Business Day We look forward to the next Business Day.

Contract Quarter Anniversary:  The same date each three-month period that starts in the same date as the issue date.  If the date is not a business day, We look forward to the next Business Day. If the date is not a calendar date, We look forward to the first Business Day of the next calendar month.  For example, assume a contract is issued on January 31st; the Contract Quarter will begin on the first Business Day of each quarter (May 1st, July 31st, and October 31st).

Contract Quarter:  A three-month period that starts on the same date as the Issue Date and ending one Business Day before the Contract Quarter Anniversary and each subsequent three-month period beginning on the Contract Quarter Anniversary.

Contract Year: The one-year period beginning on the Issue Date and ending one Business Day before the Contract Anniversary and each subsequent one-year period beginning on a Contract Anniversary.

Endorsement or Rider:  A form which amends this Contract or which provides additional benefits. When an Endorsement or Rider is attached to this Contract, it is a part of this Contract and is subject to all the terms of this Contract unless We state otherwise.

Funds:  The investment companies, more commonly called mutual fund companies, which provide the investment vehicles for the Separate Account on the Issue Date or as later changed by Us.

Good Order: The Company’s receipt of all information, documentation, instructions and/or Premium deemed necessary by the Company, to issue the Contract or execute any transaction pursuant to the terms of the Contract.

Initial Premium: The dollar amount sent to Us by You to initially fund this annuity and issue this Contract. The Initial Premium is shown on the Specifications Page.
Investment Option(s): A division of Our Separate Account which invests exclusively in the shares of a specified portfolio of the Funds.

Issue Age:  The age of the Owner on the last birthday before the Issue Date.  If the Owner is a non-natural entity, the Issue Age will be based on the age of the Annuitant on the last birthday before the Issue Date.  The Issue Age is shown on the Specifications Page.

Issue Date:  The date this Contract is issued and Your rights and benefits begin and from which Contract Anniversaries and Contract Quarters are measured.  The Issue Date is shown on the Specifications Page.

Maintenance Fee: A fee charged by Us, if applicable. The amount is defined on the Specifications Page.

Maturity Date:  The date when a Pay-Out Option must be elected and annuity payments must begin.  The Maturity Date is shown on the Specifications Page. In no event shall the Maturity Date be later than age 115 of the Annuitant.

Minimum Accumulation Value: The Minimum Accumulation Value is shown on the Specifications Page.
Minimum Partial Withdrawal Amount: The minimum dollar amount that is allowed by Us to be withdrawn prior to surrender. The amount is shown on the Specifications Page.

Owner:  The person(s) or entity that is named in the application or on the latest change filed with Us who is entitled to exercise all rights and privileges provided in the Contract.  If the Owner is a non-natural Owner, the death benefit is payable upon the death of the Annuitant.

Payee: The Owner is the Payee on the Maturity Date. The Beneficiary is the Payee of the proceeds at the death of the Owner, if the date of death is prior to the Maturity Date.
Premium Tax: An amount that may be deducted from the Accumulation Value at surrender, annuitization or death.

Primary Beneficiary:  The person(s), designated by You, who has the first right to receive the death benefit in the event of the death of the Owner, if the date of death is prior to the Maturity Date, provided such person survives the Owner. If more than one Primary Beneficiary is named, each named Beneficiary will share equally in any benefit or rights granted by the Contract, unless You have given Us other Written Notice.

Proof of Death: Proof of Death may consist of a certified copy of the death certificate or any other proof satisfactory to Us.
Separate Account: Our Separate Account C which receives and invests Your premiums under the Contract. The Separate Account will be valued each Business Day.
Surrender Value: The amount available at the time of full surrender as set forth in Section 5.
Transaction Closing Time: We may impose closing times that are earlier than the closing time of the Valuation Period to process transfers.

Valuation Period:  A period used in measuring the investment experience of each Investment Option within the Separate Account.

The Valuation Period is the time beginning at the close of regular trading on the NYSE, generally 4:00 pm Eastern Time on each Business Day and ending at the close of regular trading on the NYSE, on the next Business Day. Investment Options will have one Valuation Period during the regular trading day on the NYSE.

Written Notice: A notice submitted in a written form satisfactory to Us. Written Notice must be signed by the Owner and received by Us at the address shown on the Specifications Page.

SECTION 2: GENERAL PROVISIONS

2.1

Changes to the Contract: No one has the right to change any part of this Contract or to waive any of its provisions unless the change is approved in writing by one of Our officers. Only our President or Secretary may modify this Contract.

We may change this Contract without Your consent to conform to state or federal laws or regulations by attaching an Endorsement or Rider to this Contract.

2.2

Beneficiary: The Beneficiary is the person named as Beneficiary on the application or as later changed by sending Us Written Notice, as explained in the Change of Beneficiary Section.  A Beneficiary is revocable unless otherwise stated in the Beneficiary designation.  If no Primary Beneficiary is living at the time of an Owner’s death, the death benefit is payable to the Contingent Beneficiary(ies).  If no Contingent Beneficiary is living at the time of an Owner’s death, the death benefit will be paid to the Owner or Owner’s estate.

If there are joint Owners, the surviving joint Owner, will be the designated Primary Beneficiary and any other Beneficiary(ies) on record will be treated as Contingent Beneficiary(ies).

2.3

Change of Beneficiary: You may change a revocable Beneficiary.  We must receive Written Notice informing Us of the change.  A change takes effect as of the date the Written Notice was signed, unless otherwise specified by the Owner.  We will not be liable for any payment made before We record the Written Notice.

An irrevocable Beneficiary cannot be changed without permission from the irrevocable Beneficiary.  By designating an irrevocable Beneficiary, You give up the right to change that Beneficiary.

2.4	Incontestability: We will not contest this Contract.
2.5

Misstatement of Age or Sex: If the age or sex of the Annuitant has been misstated, We will adjust the amount of each annuity payment to the amount the premium payments would have purchased at the correct age and sex of the Annuitant.

Any underpayments made by Us will be paid to the Payee.  Any overpayments made by Us will be charged against benefits falling due after adjustment.  All underpayments and overpayments will include interest at the rate required by the jurisdiction in which this Contract is delivered and will not be less than 1% but not more than 6% per annum.

2.6

Periodic Reports: At least once each Contract Year, We will send You a report containing current information as of a date not more than four months prior to the date of the mailing, as required by Interstate Insurance Product Regulation Commission.  Additional reports are available upon request from the Owner at no charge.  The report will contain following information:

	1)	The beginning and end dates of the current report period;
	2)	The Investment Option account value, if any, at the beginning of the current report period and at the end of the current report period;
	3)	The amounts that have credited or debited to the Investment Option account value during the current report period; and
	4)	The cash surrender value, if any, at the end of the current report period.

2.7	Non-participating: This Contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.
2.8	Claims of Creditors: To the extent permitted by law, no benefits payable under this Contract to a Beneficiary or Payee are subject to the claims of creditors.
2.9

Minimum Benefits: The annuity payments, Surrender Value and death benefit under this Contract will not be less than the minimum required by Section 7B of the NAIC Model Variable Annuity Regulation, Model #250 at the time of issue, in which this Contract is delivered.

2.10	Payment of Premiums: The Initial Premium is due on the Issue Date. You may make additional premium payments in any amount and frequency, subject to the limits shown on the Specifications Page.
2.11

Owner: This Contract belongs to You and You are entitled to exercise the rights of the Contract.  There may be joint Owners; however, if there is more than one Owner, both Owners must be designated as each other’s Primary Beneficiary and both must agree to any change or the exercise of any rights under this Contract.

We require the Owner of the Contract to have an insurable interest in the Annuitant. An insurable interest does not exist if the Owner’s sole economic interest in the Annuitant arises as a result of the Annuitant’s death.

You have all rights granted by this Contract, including the right to change Owners and Beneficiaries prior to the Maturity Date, subject to the rights of:

	1)	Any assignee of record with Us;
	2)	Any irrevocable Beneficiary; and
	3)	Any restricted Ownership.

You must give Us Written Notice informing Us of Your request to change the Owner of this Contract.  We reserve the right to refuse Your request for a change of Owner in a nondiscriminatory manner as required for purposes of satisfying applicable laws or regulations.  When Your Written Notice is received, Your request for change of Owner will take effect as of the date signed unless otherwise specified by the Owner.  We are not liable for any payments made by Us before the date of Our recorded approval.

2.12

Assignment: You must give Us Written Notice informing Us of Your request to assign this Contract. We reserve the right to refuse Your request for a change of Owner in a nondiscriminatory manner as required for purposes of satisfying applicable law or regulations. Upon receipt and acceptance by Us, a change takes effect as of the date the Written Notice was signed, unless otherwise specified by the Owner.  We will not be responsible for the validity of any assignment.  We will not be liable for any payments We make prior to the date of Our recorded approval.

2.13	Postponement of Payments: Payments from the Separate Account may be postponed if:
	1)	The New York Stock Exchange is closed or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (“SEC”) or
	2)	The SEC determines that an emergency exists that would make the disposal of securities held in the Separate Account or determination of their value not reasonably practical.
SECTION 3: YOUR INVESTMENT FEATURES
3.1

The Separate Account: The Separate Account is Our Separate Account C, established under the Insurance Laws of the State of Iowa, and is a unit investment trust registered with the SEC under the Investment Company Act of 1940.  It is also subject to the laws of Iowa.  We own the assets of the account; We established the account to support variable annuity contracts.  The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business.

3.2	Initial Allocation: The Initial Premium allocated to the selected Investment Option(s) of the Separate Account on the Issue Date.
3.3

Allocations: The Separate Account has several Investment Options and these are shown on the Specifications Page.  You determine, using dollar amounts or percentages, how premiums will be allocated to the Investment Option(s). You may choose to allocate nothing to a particular Investment Option.

We reserve the right to limit the number of Investment Options in which You have premiums invested.

You may change the allocation for subsequent premiums at any time while the Contract is in force.  To do so, You must send Us Written Notice or contact us by telephone, if telephone authorization is provided by You.  The change will take effect on the date We receive notice.

3.4

Transfers Prior to Maturity Date:  You may request to transfer amounts from one Investment Option to another in writing, or by any other means We, at Our sole discretion, deem to be acceptable.  The minimum amount You may transfer is shown on the Specifications Page.  This minimum does not need to come from any one Investment Option or be transferred to any one Investment Option.  The minimum applies to the net amounts being transferred at Your request.

You may request an unlimited number of transfers subject to the restrictions noted below; however We reserve the right to charge a Transfer Fee, as shown on the Specifications Page.

We reserve the right to restrict or reject any trading activity that We determine would be a violation of Our excessive/frequent trading policy designed to help prevent market timing.

We reserve the right to honor instructions We receive from the fund managers of any Investment Option to restrict, delay or reverse a Contract Owner’s transfer request that they have deemed to be a violation of their excessive/frequent trading policy.

We reserve the right to delay or reject a transaction at any time that We are unable to purchase or redeem shares of any Investment Option available under this contract due to trading restrictions placed on the Investment Option by the fund managers.

You will be notified in writing if restrictions are placed on Your ability to transfer among the available Investment Options.

Transfers will be processed as of the Valuation Period that We receive Written Notice prior to the Transaction Closing Time.  After deducting the amount of the transfer, the amount remaining in any Investment Option must be equal to or greater than zero.

3.5

Account Investments: We use the assets of Our Separate Account to buy shares in the Funds.  Each Investment Option is invested in a corresponding specific portfolio.  Income and realized and unrealized gains and losses from Our shares in each portfolio are credited to, or charged against, the Investment Option.  This is without regard to income, gains, or losses in Our other investment accounts.

We will always keep assets in the Separate Account with a total value at least equal to the accumulation values under contracts like this one.  To the extent those assets do not exceed this amount, We use them only to support those policies; We do not use those assets to support any other business We conduct.  We may use any excess over this amount in any way We choose.

3.6

Change in Investment Policy:  A portfolio of the Funds may make a material change in its investment policy.  In that case, We will send You a notice of the change.  Within 60 days after You receive the notice, or within 60 days after the effective date of the change, if later, You may transfer any amount You have in that Investment Option to another Investment Option of Our Separate Account.  The process for changing the investment policy of the Separate Account will be approved by Iowa, our state of domicile, and the process for doing so is on file with the Insurance Commissioner in the state in which this Contract is delivered.

3.7

Change of Fund: A portfolio might, in Our judgment, become unsuitable for investment by an Investment Option. This may happen because of a change in investment contract, or a change in the laws or regulations, or because the shares are no longer available for investment, or for some other reason.  If that occurs, We have the right to substitute another portfolio of the Funds, or to invest in a Fund other than the ones We show on the supplemental application.  However, We would first seek approval from the SEC and, where required, the insurance regulator where this Contract is delivered.

SECTION 4: ACCUMULATION VALUES
4.1

Separate Account Value:  The amount You have in Our Separate Account at any time will be the sum of the values in each Investment Option.  The value in each Investment Option is equal to (a) multiplied by (b) where:

	a)	is the accumulation unit value as of the end of the Valuation Period for which the value in the Investment Option is determined
	b)	is the number of accumulation units in the Investment Option
We guarantee that adverse mortality and expense experience will not affect the amount You have in Our Separate Account.
4.2

Accumulation Units:  We will credit amounts to or deduct amounts from the Investment Option(s) in the Separate Account in the form of accumulation units prior to the Maturity Date.  Credits are premiums and transfers into an Investment Option.  Deductions are Maintenance Fees, Transfer Fees, transfers out of an Investment Option, partial withdrawals, full surrender and death benefits paid.  The number of accumulation units to be credited or deducted from any Investment Option will be determined by dividing the amount to be credited or deducted from the Investment Option by the accumulation unit value of the Investment Option.  Accumulation units will be credited or deducted using the accumulation unit value for the Valuation Period during which the transaction occurs.

4.3

Accumulation Unit Value:  The initial accumulation unit value of each Investment Option is set at $10.00.  The accumulation unit value for each subsequent Valuation Period is then determined at the end of the Valuation Period and will be equal to the net investment factor for that period multiplied by the accumulation unit value for the immediately preceding Valuation Period.  The accumulation unit value applies to each Valuation Period.  The accumulation unit value may increase or decrease from one Valuation Period to the next.

4.4

Net Investment Factor: The net investment factor is an index used to measure the investment performance of an Investment Option from one Valuation Period to the next.  The net investment factor can be greater or less than one; therefore, the accumulation unit value may increase or decrease.

The net investment factor for each Investment Option for a Valuation Period is determined by taking a) divided by b) minus c) minus d) where:
	a)	Is the total of:
		1)	the net asset value per share at the end of the current Valuation Period; plus
		2)	any dividend or capital gains per share reinvested during the current Valuation Period; plus
		3)	total accrued, but not yet reinvested, capital gains per share as of the current Valuation Period.
	b)	Is the total of:
		1)	the net asset value per share at the end of the preceding Valuation Period; plus
		2)	total accrued, but not yet reinvested, capital gains per share as of the preceding Valuation Period.
	c)	Is the Mortality and Expense Charge for each day in the current Valuation Period
	d)	Is the administration fee for each day in the current Valuation Period.
4.5

Charges Against the Investment Option: In determining the accumulation unit value, We deduct the Mortality and Expense Charge and Administration Fee, as shown on the Specifications Page, from the assets of each Investment Option.

The earnings of the Separate Account are taxed as part of Our operations.  At the present time, We do not expect to incur taxes on earnings of any Investment Option to the extent that earnings are credited under this Contract.  If We incur additional taxes due to the operation of the Separate Account, We may make charges for such taxes against the Investment Option(s).

SECTION 5: SURRENDERS

5.1

Surrender: You may surrender this Contract for its Surrender Value at any time prior to the Maturity Date.  The Surrender Value will be processed as of the Valuation Period that We receive Written Notice prior to the Transaction Closing Time.

We will pay the Surrender Value within seven days after We receive Written Notice.  We may defer payment for a longer period as described in the Postponement of Payments Section of this Contract.

5.2	Surrender Value: The Surrender Value is equal to:
	1)	The Accumulation Value; less
	2)	The Maintenance Fee, if any; less
	3)	Any applicable Premium Tax.
SECTION 6: PARTIAL WITHDRAWALS

6.1

Partial Withdrawals: You may withdraw part of the Accumulation Value at any time before the Maturity Date, subject to the Minimum Partial Withdrawal Amount shown on the Specifications Page.  A partial withdrawal may not bring the Accumulation Value below the Minimum Accumulation Value shown on the Specifications Page.

We will generally pay the partial withdrawal amount within seven days after We receive a properly completed partial withdrawal request in Good Order.  We may defer payment for a longer period as described in the Postponement of Payments Section of this Contract.

Your partial withdrawal will be deducted from each Investment Option in the same proportion as each Investment Option bears to Your Accumulation Value.  This allocation is subject to minimum amount requirements.  Partial withdrawals will be processed as of the Valuation Period that We receive proper notification prior to the Transaction Closing Time.

SECTION 7:  SYSTEMATIC WITHDRAWAL OPTION

You may elect a systematic withdrawal option if all of the following requirements are satisfied as of the date We receive your request:
	1)	The Owner is living,
	2)	The Contract has not reached the Maturity Date, and
	3)	Your right to examine the Contract has expired.

All systematic withdrawals are considered partial withdrawals and will be deducted from each Investment Option in the same proportion as each Investment Option bears to Your Accumulation Value.  Withdrawals may be made monthly, quarterly, semi-annually or annually.  However, We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $100.  Systematic withdrawals will be processed as of the Valuation Period that We receive proper notification prior to the Transaction Closing Time.  You may discontinue systematic withdrawals at any time.

The balance remaining in the Accumulation Value will continue to increase or decrease, depending on the investment experience of the Investment Option(s) in which Your Accumulation Value resides.  If Your Accumulation Value declines, systematic withdrawals may no longer be supported.

SECTION 8:  DEATH BENEFIT

8.1

Death of the Owner Before the Maturity Date: If the Owner dies prior to the Maturity Date We will pay a death benefit upon receipt of a complete death benefit claim.  A complete death benefit claim includes all of the following in Good Order:

	1)	Proof of Death;
	2)	An election of how the death benefit is to be paid; and
	3)	Any other documentation that We require.
Notification of Death: At the time of notification of death and upon the receipt of documentation of death, the Beneficiary(ies) will have the following options:
	1)	Money Market Option: notify Us to allocate the Accumulation Value into the Money Market or other fund as designated by Us. All Beneficiaries must authorize the allocation to Money Market.
	2)	Existing Allocation(s) Option: Unless We receive written notification to move the Accumulation Value to the Money Market. We will leave the Accumulation Value in the current Investment Options.

Death Benefit Calculation:  The death benefit will be calculated as of the Valuation Period that We receive a complete death benefit claim from the first Beneficiary of record prior to the Transaction Closing Time.

The amount of the death benefit will be the Accumulation Value plus additional interest from the date We receive all required documents until payment is made, less any applicable Premium Tax.  We will determine any additional interest based on the rate(s) applicable to the Contract for funds left on deposit or, if the Company has not established a rate for funds left on deposit, based on the Two Year Treasury Constant Maturity Rate as published by the Federal Reserve, plus additional interest at a rate of 10% annually from the eighth day following the date that due proof of death is received by the company to the date the claim is paid.

If the Owner dies before the entire interest in the Contract has been distributed, and the surviving spouse is not the sole Beneficiary, any remaining balance will:
	1)	Be distributed to the appropriate Beneficiary within 5 years from the death of the Owner.
	2)	Be distributed over the life of the Beneficiary or over a period not extending beyond the life expectancy of such Beneficiary, and
	3)	Such distributions must begin no later than one year after the date of death or a later date as prescribed by Internal Revenue Service regulations.
Each Beneficiary may elect one of the following death benefit options:
	1)	Paid in a single sum; or
	2)	Elect a payment plan, as described in the Payout Endorsement attached to Your Contract.
After payment of all of the death benefit, the Contract is terminated.
8.2

Multiple Beneficiaries:  If there are multiple Beneficiaries, each Beneficiary will receive their proportional share of the death benefit amount as of the date We receive an election of how their portion of the death benefit is to be paid.

8.3

Death of Annuitant Before the Maturity Date:  If the Contract is owned by a natural person and the Annuitant dies before the Maturity Date, the Contingent Annuitant becomes the Annuitant.  You will be the Contingent Annuitant unless You name someone else.  The Annuitant must be a natural person.  If the Annuitant dies and no Contingent Annuitant has been named, We will allow You 60 days to designate someone other than You as the Annuitant.

If the Contract is owned by a non-natural Owner, the death benefit is payable upon the death of the Annuitant.

8.4

Spousal Continuance:  If the Owner dies, and the sole Beneficiary is the deceased Owner’s spouse, the Beneficiary may elect to continue this Contract as the new Owner.

Payments under this Section are in full settlement of all liability under this Contract.

Individual Flexible Premium Deferred Variable Annuity Contract Annuity Payments Starting On Maturity Date Death Benefit Payable Before Maturity Date Non-Participating - Not Eligible For Dividends
A. ANNUITY PAYMENTS, DEATH BENEFIT AND ACCUMULATION VALUES WILL B. REFLECT THE INVESTMENT EXPERIENCE OF OUR SEPARATE ACCOUNT, WHICH MAY CAUSE THE AMOUNTS TO INCREASE OR DECREASE

24(b)(9)(b)  Power of Attorney

POWER OF ATTORNEY

The undersigned Directors and Officers of Midland National Life Insurance Company, an Iowa corporation (the “Company”), hereby constitute and appoint Brian Hansen, Brett L. Agnew and Stacy Bagby and each of them (with full power to each of them to act alone), its true and lawful attorney-in-fact and agent, with full power of substitution to each, for it and on its behalf and in its name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 (including but not limited to: 33-16354; 33-76318; 333-14061; 333-14081; 333-80975; 333-58300; 333-148111; 333-148824; 333-153825; 333-119088; 333-108437; 333-71800; 33-64016; 333-128910; 333-128978; 333-176870; 333-221820) and if applicable under the Investment Company Act of 1940 (including but not limited to: 811-05271; 811-07772) with respect to any insurance contract(s): registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and they or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

The consent of each of the undersigned Directors and Officers to the above-stated Power of Attorney, evidenced by writing their individual signatures below, are given with the intent to make such resolution effective as of the date specified above without regard to the date(s) such signatures may actually be written on this Power of Attorney.  This Power of Attorney may be executed by the Directors and Officers in one or more counterparts and each executed counterpart shall be deemed an original and all such executed counterparts when taken together shall be the consent to the Power of Attorney by the undersigned Directors and Officers.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this            day of

February, 2020.

SIGNATURE                                         DATE               SIGNATURE                                         DATE

/s/Darron K. Ash                                 2/7/20              /s/George A. Fisk                               2/10/20

Darron K. Ash                                                             George A. Fisk

/s/David C. Attaway                            2/12/20            /s/William D. Heinz                            2/6/20

David C. Attaway                                                       William D. Heinz

/s/Willard Bunn, III                              2/10/20            /s/Heather Kreager                             2/6/20

Willard Bunn, III                                                          Heather Kreager

/s/James Roderick Clark                    2/12/20            /s/Michael M. Masterson                    2/11/20

James Roderick Clark                                                Michael M. Masterson

/s/Thomas Corcoran                           2/6/20              /s/Steven C. Palmitier                         2/10/20

Thomas Corcoran                                                       Steven C. Palmitier

/s/Esfandyar E. Dinshaw                    2/6/20

Esfandyar E. Dinshaw